As filed with the Securities and Exchange Commission on April 27, 2007

                                                       REGISTRATION NO. 33-89848
                                                                        811-8190

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF
                        1933 Pre-Effective Amendment No. __               [ ]
                        Post-Effective Amendment No. 19                   [x]

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [x]
                                Amendment No. 52


                       UNITED OF OMAHA SEPARATE ACCOUNT C
                           (Exact Name of Registrant)

                     UNITED OF OMAHA LIFE INSURANCE COMPANY
                               (Name of Depositor)

                  Mutual of Omaha Plaza, Omaha, Nebraska, 68175
              (Address of Depositor's Principal Executive Offices)

                                 (402) 351-5225
                Depositor's Telephone Number, including Area Code

                     Name and Address of Agent for Service:
                            Michael E. Huss, Esquire
                            Mutual of Omaha Companies
                          Mutual of Omaha Plaza, 3-Law
                           Omaha, Nebraska, 68175-1008
                      Internet: mike.huss@mutualofomaha.com

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.
[x] on May 1, 2007 pursuant to paragraph (b) of Rule 485.
[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485.
[ ] on May 1, 2007 pursuant to paragraph (a)(i) of Rule 485.

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

United of Omaha Life Insurance Company
--------------------------------------------------------------------------------


ULTRANNUITY(R) SERIES V
Variable Annuity                                                [GRAPHIC OMITED]


--------------------------------------------------------------------------------

                          VARIABLE PRODUCT PROSPECTUS


6957 (5-07)                                                          32-69672-00

--------------------------------------------------------------------------------
                                                        PROSPECTUS:  May 1, 2007


[GRAPHIC OMITTED]  |  UNITED                             ULTRANNUITY(R) SERIES V
MUTUAL OF OMAHA    |  OF OMAHA                                  Flexible Payment
                                                Variable Deferred Annuity Policy
--------------------------------------------------------------------------------

     This Prospectus describes ULTRANNUITY(R) SERIES V, a variable annuity policy offered by UNITED OF OMAHA LIFE INSURANCE COMPANY. To purchase a Policy, generally you must invest at least $5,000. Further investment is optional.

The investment portfolios offered through the Policy may have names that are nearly the same or similar to the names of retail mutual funds. However, these investment portfolios are not the same as those retail mutual funds, even though they have similar names and may have similar characteristics and the same managers. The investment performance of these investment portfolios is not necessarily related to the performance of the retail mutual funds. The investment portfolios are described in separate prospectuses that accompany this Prospectus.

     The Policy includes 31 variable options (where you have the investment risk) with investment portfolios from:

-    THE ALGER AMERICAN FUND
-    FEDERATED INSURANCE SERIES
-    FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND AND VARIABLE INSURANCE
     PRODUCTS
-    MFS(R) VARIABLE INSURANCE TRUST
-    PIONEER VARIABLE CONTRACTS TRUST
-    DWS INVESTMENTS VIT FUNDS
-    DWS VARIABLE SERIES I
- T. ROWE PRICE EQUITY SERIES, INC., FIXED INCOME SERIES, INC. AND INTERNATIONAL SERIES, INC.
-    VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS, INC.

and three fixed rate options (where we have the investment risk).

     The variable investment options are not direct investments in mutual fund shares, but are offered through subaccounts of United of Omaha Separate Account
C. THE VALUE OF YOUR POLICY WILL GO UP OR DOWN BASED ON THE INVESTMENT PERFORMANCE OF THE VARIABLE INVESTMENT OPTIONS THAT YOU CHOOSE.

Please  Read  This  Prospectus  Carefully.  It  provides  information you should
-----------------------------------------
consider before investing in a Policy. Keep this Prospectus and the prospectuses for the investment portfolios for future reference.

     A Statement of Additional Information about us and the Policy, with the same date as this Prospectus, is on file with the Securities and Exchange Commission ("SEC") and is incorporated into this Prospectus by reference. You may obtain a copy of the Statement of Additional Information by writing or calling us, or you may access it in our registration on the SEC's web site (http://www.sec.gov), or you may review and copy it at the SEC's Public Reference Room in Washington, D.C. (call the SEC at 1-800-SEC-0330 for details and public hours). The table of contents for the Statement of Additional Information is at the end of this Prospectus.

The SEC does not pass upon the accuracy or adequacy of this Prospectus, and has not approved or disapproved the Policy. Any representation to the contrary is a criminal offense.

REMEMBER THAT THE POLICY AND THE INVESTMENT PORTFOLIOS:

-    ARE SUBJECT TO RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL
     ---
-    ARE NOT BANK DEPOSITS
         ---
-    ARE NOT GOVERNMENT INSURED
         ---
-    ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY
         ---
-    MAY NOT ACHIEVE THEIR GOALS
         ---

--------------------------------------------------------------------------------
        UNITED OF OMAHA LIFE INSURANCE COMPANY, VARIABLE PRODUCT SERVICES

 MAILING ADDRESS:  P.O. BOX 750497, TOPEKA, KANSAS 66675-0497   1-800-238-9354
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONTENTS

                                               PAGE(S)
------------------------------------------------------
DEFINITIONS                                       3
---------------------------------------------  -------
INTRODUCTION AND SUMMARY                         4-9
 Comparison to Other Policies and Investments
 How the Policy Operates
 Fee Table
 Examples of Expenses
---------------------------------------------  -------
FINANCIAL STATEMENTS                            10-22
---------------------------------------------  -------
ABOUT US                                         23
---------------------------------------------  -------
INVESTMENT OPTIONS                              24-34
 Variable Investment Options
 Fixed Rate Options
 Transfers
 Market-Timing Restrictions
 Dollar Cost Averaging
 Systematic Transfer Enrollment Program
 Asset Allocation Program
 Rebalancing Program
---------------------------------------------  -------
IMPORTANT POLICY PROVISIONS                     35-37
 Policy Application and Purchase Payments
 Accumulation Value
 Telephone Transactions
 Death of Annuitant
 Delay of Payments
 Minor Owner or Beneficiary
 Policy Termination
---------------------------------------------  -------
EXPENSES
 Withdrawal Charge                              38-41
 Mortality and Expense Risk Charge
 Administrative Charges
 Enhanced Death Benefit Charge
 Returns Benefit Charge
 Transfer Fee
 Premium Tax Charge
 Other Taxes
 Other Expenses; Investment Advisory Fees
---------------------------------------------  -------
POLICY DISTRIBUTIONS                            42-48
 Withdrawals
 Annuity Payments
 Returns Benefit Rider
 Death Benefits
---------------------------------------------  -------
FEDERAL TAX MATTERS                             49-51
 Taxation of Nonqualified Policies
 Taxation of Qualified Policies
 Possible Tax Law Changes
---------------------------------------------  -------
MISCELLANEOUS                                   52-54
 Distributor of the Policies
 Sales to Employees
 Voting Rights
 Distribution of Materials
 Legal Proceedings
 USA Patriot Act Notice
 Privacy Notice
 Do You Have Questions?
---------------------------------------------  -------
STATEMENT OF ADDITIONAL INFORMATION               55
--------------------------------------------------------------------------------

--------------------------------------------
DEFINITIONS

ACCUMULATION UNIT is a measurement of value in a particular Subaccount prior to the Annuity Starting Date. Purchase payments that are invested in the variable investment options are used to purchase Accumulation Units. The Policy sets forth the calculation of the value of Accumulation Units.

ACCUMULATION VALUE is the dollar value of all amounts accumulated under the Policy (in both the variable investment options and the fixed rate investment options).

ANNUITANT is the person on whose life annuity payments involving life contingencies are based.

ANNUITY STARTING DATE is the date when annuity payments are scheduled to begin (the end of the accumulation phase). The latest Annuity Starting Date permitted is the Annuitant's 95th birthday (85th birthday if the returns benefit rider is elected).

AVERAGE DEATH BENEFIT AMOUNT is the mean of the death benefit amount on the most recent Policy anniversary and the death benefit amount on the immediately preceding Policy anniversary. The Average Death Benefit Amount is the basis used to calculate the enhanced death benefit charge for Policies issued prior to May 1, 1998.

BENEFICIARY is the person(s) or other legal entity who receives Policy benefits, if any, upon your death. If there are joint Owners, the surviving joint Owner is the primary Beneficiary and any named Beneficiary is a contingent Beneficiary.

BUSINESS  DAY  is each day that the New York Stock Exchange is open for trading.

CASH SURRENDER VALUE is the Accumulation Value less any applicable withdrawal charge, Policy fee, any premium tax charge not previously deducted and any enhanced death benefit charge (for Policies issued prior to May 1, 1998 that elect this benefit).

OWNER is you-the person(s) who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy (except for certain approved telephone transactions).

POLICY is the Ultrannuity(R) Series V, a variable annuity policy offered by us through this Prospectus.

POLICY YEAR is measured from the annual anniversary dates of the date of issue of the Policy.

SERIES FUNDS are open-end investment management companies (commonly called mutual funds) in which the Variable Account invests.

SUBACCOUNT is a segregated account within the Variable Account investing in a specified investment portfolio of one of the Series Funds.

US,  WE,  OUR,  UNITED  OF  OMAHA  is  United  of  Omaha Life Insurance Company.

VALUATION PERIOD is the period commencing at the close of business of the New York Stock Exchange on each Business Day and ending at the close of business for the next succeeding Business Day.

VARIABLE ACCOUNT is United of Omaha Separate Account C, a separate account maintained by us.

VARIABLE ANNUITY UNIT is a measurement of value in a particular Subaccount after the Annuity Starting Date. The Policy sets forth the calculation of the value of Variable Annuity Units.

WRITTEN NOTICE is written notice, signed by you, that gives us the information we require and is received at the Security Benefit Life Insurance Company, United of Omaha Variable Product Services, P.O. Box 750497, Topeka, Kansas 66675-0497.

YOU, YOURS is you, the Owner of the Policy who may exercise all rights and privileges under the Policy.

--------------------------------------------------------------------------------

     This Prospectus may only be used to offer the Policy where the Policy may lawfully be sold. No one is authorized to give information or make representations about the Policy that isn't in the Prospectus; if anyone does so, you should not rely upon it as being accurate or adequate.

     This Prospectus generally describes only the variable investment options, except when the fixed rate options are specified.

--------------------------------------------
INTRODUCTION  AND  SUMMARY

     This Introduction and Summary briefly notes some of the important things about the Policy, but it is not a complete description of the Policy. The rest of this Prospectus contains more complete information, and you should read the entire Prospectus carefully.

     The ULTRANNUITY(R) SERIES V Policy described in this Prospectus is a contract between you and United of Omaha Life Insurance Company. The Policy is a variable annuity policy, which means that you can allocate your purchase payments to as many as 31 different variable investment options, where you can gain or lose money on your investment. The variable investment options are not direct investments in mutual funds, but are Subaccounts of the Variable Account. Each Subaccount in turn invests in a particular investment portfolio. You can also allocate your purchase payments to three fixed rate options, where we guarantee you will earn a fixed rate of interest. The Policy is a deferred annuity, which means it has two phases: an accumulation (or deferral) phase and an annuity payout phase.

     During the accumulation phase, any earnings that you leave in the Policy are not taxed. During this phase you can invest additional money into the Policy, transfer amounts among the investment options, and withdraw some or all of the value of your Policy. Some restrictions may apply to transfers (especially to transfers out of the fixed rate options). Withdrawals may be subject to a withdrawal charge, they may be taxable, and a penalty tax may apply.

     The accumulation phase ends and the annuity payout phase begins on the Annuity Starting Date that you select. During the annuity payout phase, we will make periodic payments to you. You can select payments that are guaranteed to last for your entire life or for some other period. You can select payments that vary in amount, depending on the investment performance of the portfolios you pick, or payments that are fixed in amount. If you elect to add the returns benefit rider, you will be entitled to a guaranteed minimum annuity purchase amount if you elect to annuitize after you hold the Policy for at least 10 years. Some or all of each payment may be taxable.

     You may have the right to add an enhanced death benefit rider to the Policy for an additional charge. If you elect this rider or if you add the returns benefit rider, you may be entitled to receive a death benefit in excess of your Accumulation Value. You cannot elect both the enhanced death benefit rider and the returns benefit rider.

-    COMPARISON  TO  OTHER  POLICIES  AND  INVESTMENTS

     Compared  to  fixed  annuities.  Like fixed-interest annuities, the Policy:

     -    offers the ability to accumulate capital on a tax-deferred basis;
     - offers the ability to have a guaranteed minimum return on your investment if you choose a fixed rate option;
     -    allows you to make withdrawals from your Policy; and
     - can provide annuity payments for the rest of your life or for some other period.

     A significant advantage of the Policy is that it provides the ability to accumulate capital on a tax-deferred basis. The purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax-deferred treatment beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as lifetime income payments, family protection through death benefits, guaranteed fees, and asset allocation models.

     The Policy is different from fixed-interest annuities in that, to the extent you select variable investment options, your Accumulation Value will reflect the investment experience of the selected variable investment options, so you have both the investment risk and opportunity, not us.

     Compared to mutual funds. Although the underlying investment portfolios operate like mutual funds and have similar investment risks, in many ways the Policy differs from mutual fund investments. The main differences are:

     - The Policy provides a death benefit that could be higher than the value of the Policy.
     - Insurance-related charges not associated with direct mutual fund investments are deducted from the value of the Policy.
     - Federal income tax liability on any earnings generally is deferred until you receive a distribution from the Policy.
     - You can make transfers from one underlying investment portfolio to another without tax liability.
     - Dividends and capital gains distributed by the investment portfolios are automatically reinvested.

     - Withdrawals before age 59 1/2 generally are subject to a 10% federal tax penalty. Also, Policy earnings that would be treated as capital gains in a mutual fund are treated as ordinary income when distributed, although taxation of them is deferred until such earnings are distributed. Taxable earnings are considered to be paid out first followed by the return of your purchase payments.
     - Withdrawals of more than 15% of the Accumulation Value of the Policy can result in a withdrawal charge during the first seven years following receipt of a purchase payment.
     - Most states grant you a short time period to review your Policy and cancel it. The terms of this "right to examine" period vary by state (see the cover of your Policy).
     - We, not you, own the shares of the underlying Series Funds. You have interests in our Subaccounts that invest in the Series Funds that you select.

-    HOW THE POLICY OPERATES

     The following chart summarizes how the Policy operates and includes a summary of expenses. For more information, refer to specific sections of this Prospectus.

                               PURCHASE PAYMENTS

          - Minimum initial purchase payment is $5,000 ($2,000 if you elect to make electronic funds transfer payments of at least $100 per month, or quarterly, semiannual or annual purchase payment equivalents).

          -    Minimum  additional  purchase  payment  is  $500.

          - No additional purchase payments will be accepted after earlier of the Annuity Starting Date or your 88th birthday.


                                       |
                                       |
                                      \ /

                 DEDUCTIONS BEFORE ALLOCATING PURCHASE PAYMENTS

          In some states we are required to pay premium taxes, which may be up to 3.5% of the purchase payment you make. The amount of premium tax we are required to pay in your state may instead be deducted from your purchase payment upon surrender, upon the death of an Owner, or at the Annuity Starting Date. The timing of the deduction will vary in accordance with state law.

                                       |
                                       |
                                      \ /

                         INVESTMENT OF PURCHASE PAYMENTS

          You direct the allocation of all net purchase payments among the 31 Subaccounts of the Variable Account, the fixed account and the systematic transfer accounts. Each Subaccount invests in a corresponding investment portfolio of one of the Series Funds.

                                       |
                                       |
                                      \ /

                             DEDUCTIONS FROM ASSETS

     - Daily charges deducted from the net assets in the Variable Account equal an annual rate of:
          -    1.00% for  our  mortality  and  expense  risk;
          -    0.20% for  our  administrative  expenses;
          - 0.30% if you elect the optional enhanced death benefit rider*
     - Annual charge of 0.40% of the greater of (i) the death benefit calculated under the rider or (ii) Accumulation Value if you elect the optional returns benefit rider.
     - Annual Policy Fee of $30 per year assessed on each Policy anniversary if your Policy has an Accumulation Value of $50,000 or less, no annual Policy fee is assessed if your Policy has an Accumulation Value of more than $50,000 on the Policy anniversary.
     - $10 fee for transfers among the Subaccounts and the fixed account (first 12 transfers per Policy Year are free) deducted from the amount of the transfer on the date of the transfer.
     - Investment advisory fees and operating expenses are deducted from the assets of each investment portfolio.
     * This charge is deducted annually (and on surrender) rather than on a daily basis for Policies issued before 5/01/98 based upon the Average Death Benefit of these Policies. In addition, the charge is 0.35% rather than 0.30% for Policies issued before 5/1/03.

                                       |
                                       |
                                      \ /

                               ACCUMULATION VALUE

- Your Accumulation Value is equal to your purchase payments adjusted up or down each Business Day to reflect the Subaccounts' investment experience, earnings on amounts you have invested in the fixed account and the systematic transfer accounts, charges deducted and other Policy transactions (such as partial withdrawals).
-    Accumulation  Value  may  vary  daily.  There  is  no  minimum  guaranteed
     Accumulation  Value  for  the  Subaccounts.
- Accumulation Value can be transferred among the Subaccounts and the fixed account.
- Dollar cost averaging, asset allocation and rebalancing programs are available.
- Accumulation Value is the starting point for calculating certain values under the Policy, such as the Cash Surrender Value and the death benefit.

                                       |
                                       |
                                      \ /

                          ACCUMULATION VALUE BENEFITS

- You can withdraw all or part of the Cash Surrender Value. Each Policy Year, up to 15% of the Accumulation Value as of the date of the first withdrawal that Policy Year may be withdrawn without a withdrawal charge. Thereafter, the withdrawal charge is calculated separately for each purchase payment withdrawn based on the number of years elapsed since the purchase payment was made; the charge is 7% if the withdrawal is made in the first year after a purchase payment is made and then the withdrawal charge decreases by 1% in each successive year to 0% after the seventh year. (Taxes and tax penalties may also apply to withdrawals.)

- Fixed and variable annuity payout options are available. A guaranteed minimum annuity value is also available under the returns benefit rider (for an extra charge).

                                 DEATH BENEFITS

-    Available  as  a  lump  sum  or  under  a  variety  of  payment  options.
- If you die by accident, you may receive double the death benefit that would be paid if death was not by accident as a result of the accidental death benefit.*
-    An enhanced  death  benefit  also  may be available (for an extra charge).*
- The returns benefit is also available for an extra charge (but not if you elect the enhanced death benefit). This benefit will provide for a guaranteed minimum annuity purchase amount or an increased death benefit to your Beneficiary in certain circumstances.*
    __________
* Accidental and enhanced death benefit and the returns benefit may not be available in all states.

STATE  VARIATIONS

     This Prospectus and the Statement of Additional Information provide a general description of the Policy. Certain provisions of your Policy may be different than the general description in this Prospectus because of legal requirements in your state. Many of these differences are noted in this Prospectus. Your actual Policy and any riders are the controlling documents. All riders and options are not available in all states. Contact your registered representative or our Variable Product Services Office for specific information.

For  Policies  Issued  in  the  State  of  Florida
--------------------------------------------------

     This  notice  is  to  remind you of rights provided by Florida law, Chapter
627.4555. You may designate a person, in addition to yourself, who would be told when your premium is past due and has not been paid. This secondary addressee will only be sent notification if the insured is age 64 or older and the Policy has been in force for at least one year. Notification of possible lapse in coverage will be sent to you and the person you designate to be the secondary addressee at least 21 days before expiration of the grace period provided in your Policy.

     If you would like to take advantage of this feature, please contact Variable Products Services at 1-800-238-9354.

TAX-FREE  EXCHANGES  (1035  EXCHANGES  AND  QUALIFIED  TRANSFERS/ROLLOVERS)

     You can generally exchange one policy for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code for non-qualified policies and under transfer and rollover rules established by the Internal Revenue Service for certain qualified policies. Before making an exchange, you should compare both policies carefully. Remember that if you exchange another policy for the one described in this Prospectus, you might have to pay a surrender charge on your old policy, there will be a new surrender charge period for this Policy, other charges may be higher (or lower) and the benefits may be different. You should not exchange another policy for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Policy (that person will generally earn a commission if you buy this Policy through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

-    FEE  TABLE

     The following tables list various costs and expenses that you will pay when buying, owning and surrendering a Policy. The first table describes Policy Owner Transaction Expenses, which are fees and expenses that you will pay at the time that you buy a Policy, surrender a Policy, or transfer Accumulation Value among the Subaccounts and the Fixed Account. The second table describes Variable
Account Annual Expenses, which are fees and expenses that you will pay periodically during the time that you own the Contract, not including investment portfolio fees and expenses. In addition to these expenses, in some states you will pay a premium tax charge.

------------------------------------------------------------------------------------------------------------------------
Policy Owner Transaction Expenses
---------------------------------------------------------------------------------------------------------  -------------
  Maximum Withdrawal Charge(1) (as a percentage of each purchase payment withdrawn)                             7%
---------------------------------------------------------------------------------------------------------  -------------
                                              First 12 Transfers Per Year                                       $0
  Transfer Fee                              -------------------------------------------------------------  -------------
                                              Over 12 Transfers in one Policy Year                           $10 each
---------------------------------------------------------------------------------------------------------  -------------
Variable Account Annual Expenses
(deducted daily to equal this annual % of Accumulation Value in the Subaccounts)
---------------------------------------------------------------------------------------------------------  -------------
  Mortality and Expense Risk Fees                                                                              1.00%
---------------------------------------------------------------------------------------------------------  -------------
  Administrative Expense Charge                                                                                0.20%
---------------------------------------------------------------------------------------------------------  -------------
    TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES                                                                     1.20%
---------------------------------------------------------------------------------------------------------  -------------
Other Annual Expenses
---------------------------------------------------------------------------------------------------------  -------------
  Annual Policy Fee, $50,000 or less of Accumulation Value
  (determined annually on Policy anniversary date)                                                         $30 per year
---------------------------------------------------------------------------------------------------------  -------------
  Annual Policy Fee, more than $50,000 of Accumulation Value
  (determined annually on Policy anniversary date)                                                         $ 0 per year
---------------------------------------------------------------------------------------------------------  -------------
  Current Annual Enhanced Death Benefit Charge (Optional)
---------------------------------------------------------------------------------------------------------  -------------
    Prior to May 1, 1998, deducted annually as a percentage of the Average Death Benefit Amount                0.35%
---------------------------------------------------------------------------------------------------------  -------------
    On or after May 1, 1998 through April 30, 2003, deducted daily to equal this annual percentage of
    Accumulation Value of the Subaccounts                                                                      0.35%
---------------------------------------------------------------------------------------------------------  -------------
    On or after May 1, 2003, deducted daily to equal this annual percentage of Accumulation Value of the
    Subaccounts                                                                                                0.30%
---------------------------------------------------------------------------------------------------------  -------------
  Returns Rider Benefit Charge (Optional)
---------------------------------------------------------------------------------------------------------  -------------
    Deducted annually on the Policy anniversary                                                                0.40%(2)
------------------------------------------------------------------------------------------------------------------------

     The next item shows the minimum and maximum total operating expenses deducted from the total net assets of the investment portfolios (before fee waivers or expense reimbursements) during the fiscal year ended December 31, 2006. Expenses of the investment portfolios may be higher or lower in the future. More detail concerning each investment portfolio's fees and expenses is contained in the prospectus for each investment portfolio.


ANNUAL  INVESTMENT  PORTFOLIO  OPERATING  EXPENSES:


------------------------------------------------------------------------------------------------------------
                                                                                          MINIMUM   MAXIMUM
----------------------------------------------------------------------------------------  --------  --------
ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES (expenses that are deducted from              0.10%     1.63%
portfolio assets, including management fees, distribution or service fees (12b-1 fees), and other expenses)
------------------------------------------------------------------------------------------------------------


--------------------------------
1 Each Policy Year up to 15% of the Accumulation Value as of the date of the first withdrawal that year can be withdrawn without a withdrawal charge. Thereafter, the withdrawal charge is calculated separately for each purchase payment withdrawn based on the number of years elapsed since the purchase payment was made; it is 7% in the first year after a purchase payment is made and then decreases by 1% in each successive year to 0% after the seventh year.

2 This charge is deducted annually on the Policy anniversary (and on surrender) from the Accumulation Value in the Subaccounts and the fixed rate options based on the greater of (i) the death benefit calculated under the rider or (ii) Accumulation Value.

-    EXAMPLES  OF  EXPENSES

     The following tables contain examples(3,4,5) of the overall expenses you would pay, in different situations, over different time periods. These examples are based on certain assumptions, so your actual expenses will, in all likelihood, be different. In addition, the examples do not reflect any premium tax charges, which apply in some states. These examples can help you compare the expenses of the Policy with expenses of other variable annuity policies. These expenses include Policy Owner Transaction Expenses, Variable Account Annual Expenses, Other Annual Expenses, and the maximum fees and expense of any of the investment portfolios. There are two sets of examples. The first example assumes that you elect the optional returns benefit rider, and assumes that the Policy Accumulation Value is less than $50,000. The second example assumes that you do not elect an optional rider and assumes that the Policy Accumulation Value is less than $50,000.

--------------------------------------------------------------------------------------------------------------------------------
                                                                       1                      2                     3
EXAMPLE: An Owner would pay the following expenses on a       Surrender Policy at    Annuitize Policy at       Policy is not
10,000 investment assuming a 5% annual return on assets         end of the time      the end of the time        surrendered
(including the returns benefit but not the enhanced death     period or annuitize        period and              and is not
benefit):                                                    and annuity option 4     annuity option 4           annuitized.
                                                               (lifetime income)      (lifetime income)
                                                                 is NOT chosen.          IS chosen.
-----------------------------------------------------------  ---------------------  ---------------------  ---------------------
PORTFOLIO                                                    1Yr  3Yr   5Yr   10Yr  1Yr  3Yr   5Yr   10Yr  1Yr  3Yr   5Yr   10Yr
-----------------------------------------------------------  ---  ----  ----  ----  ---  ----  ----  ----  ---  ----  ----  ----
Alger American Growth Portfolio                              851  1208  1593  2853  851   786  1342  2853  256   786  1342  2853
Alger American Small Capitalization Portfolio                861  1238  1643  2952  861   816  1392  2952  266   816  1392  2952
-----------------------------------------------------------  ---  ----  ----  ----  ---  ----  ----  ----  ---  ----  ----  ----
DWS Global Opportunities VIP Portfolio                       919  1411  1928  3504  919   988  1676  3504  324   988  1676  3504
DWS Growth and Income VIP Portfolio                          858  1229  1628  2922  858   807  1377  2922  263   807  1377  2922
DWS International VIP Portfolio                              864  1247  1658  2981  864   825  1407  2981  269   825  1407  2981
DWS Small Cap Index VIP Portfolio                            818  1108  1426  2520  818   687  1176  2520  223   687  1176  2520
-----------------------------------------------------------  ---  ----  ----  ----  ---  ----  ----  ----  ---  ----  ----  ----
Federated Fund for U.S. Government Securities II Portfolio   867  1256  1673  3011  867   834  1422  3011  272   834  1422  3011
Federated Prime Money Fund II Portfolio                      883  1304  1752  3165  883   882  1501  3165  288   882  1501  3165
-----------------------------------------------------------  ---  ----  ----  ----  ---  ----  ----  ----  ---  ----  ----  ----
Fidelity(R) VIP Asset Manager:  Growth(R) Portfolio          845  1190  1563  2793  845   768  1312  2793  250   768  1312  2793
Fidelity(R) VIP Contrafund(R) Portfolio                      834  1156  1507  2683  834   735  1257  2683  239   735  1257  2683
Fidelity(R) VIP Equity-Income Portfolio                      825  1129  1461  2591  825   708  1212  2591  230   708  1212  2591
Fidelity(R) VIP Index 500 Portfolio                          778   985  1220  2099  778   565   971  2099  183   565   971  2099
Fidelity(R) VIP Mid Cap Portfolio Service                    861  1238  1643  2952  861   816  1392  2952  266   816  1392  2952
-----------------------------------------------------------  ---  ----  ----  ----  ---  ----  ----  ----  ---  ----  ----  ----
MFS(R) Core Equity Series Portfolio
(formerly known as Capital Opportunities Series Portfolio)   860  1235  1638  2942  860   813  1387  2942  265   813  1387  2942
MFS(R) Emerging Growth Series Portfolio                      855  1220  1613  2893  855   798  1362  2893  260   798  1362  2893
MFS(R) High Income Series Portfolio                          859  1232  1633  2932  859   810  1382  2932  264   810  1382  2932
MFS(R) Research Series Portfolio                             857  1226  1623  2913  857   804  1372  2913  262   804  1372  2913
MFS(R) Strategic Income Series Portfolio                     904  1366  1855  3364  904   944  1604  3364  309   944  1604  3364
-----------------------------------------------------------  ---  ----  ----  ----  ---  ----  ----  ----  ---  ----  ----  ----
Pioneer Equity Income VCT Portfolio                          862  1241  1648  2962  862   819  1397  2962  267   819  1397  2962
Pioneer Fund VCT Portfolio                                   863  1244  1653  2972  863   822  1402  2972  268   822  1402  2972
Pioneer Growth Shares VCT Portfolio                          901  1357  1840  3336  901   935  1589  3336  306   935  1589  3336
Pioneer Mid-Cap Value VCT Portfolio                          839  1171  1532  2733  839   750  1282  2733  244   750  1282  2733
Pioneer Real Estate Shares VCT Portfolio*                    884  1307  1757  3175  884   885  1506  3175  289   885  1506  3175
Pioneer Small Cap Value VCT Portfolio                        901  1357  1840  3336  901   935  1589  3336  306   935  1589  3336
-----------------------------------------------------------  ---  ----  ----  ----  ---  ----  ----  ----  ---  ----  ----  ----
T. Rowe Price Equity Income Portfolio                        853  1214  1603  2873  853   792  1352  2873  258   792  1352  2873
T. Rowe Price International Stock Portfolio                  873  1274  1702  3069  873   852  1452  3069  278   852  1452  3069
T. Rowe Price Limited-Term Bond Portfolio                    838  1168  1527  2723  838   747  1277  2723  243   747  1277  2723
T. Rowe Price New America Growth Portfolio                   853  1214  1603  2873  853   792  1352  2873  258   792  1352  2873
T. Rowe Price Personal Strategy Balanced Portfolio           857  1226  1623  2913  857   804  1372  2913  262   804  1372  2913
-----------------------------------------------------------  ---  ----  ----  ----  ---  ----  ----  ----  ---  ----  ----  ----
Van Kampen UIF Core Plus Fixed Income Portfolio              836  1162  1517  2703  836   741  1267  2703  241   741  1267  2703
Van Kampen UIF Emerging Markets Equity Portfolio             931  1446  1986  3614  931  1024  1734  3614  336  1024  1734  3614
--------------------------------------------------------------------------------------------------------------------------------

----------------------------------
3    The  Anniversary  Value  equals  the  Accumulation  Value  on  a  Policy anniversary.

4 The $30 annual Policy Fee is reflected as an annual $10 charge per investment portfolio in these examples, based on an average Accumulation
     Value  of  $30,000.


5 The fee and expense data regarding each Series Fund, which is based upon fees and expenses for 2006, was provided to United of Omaha by the Series fund. The Series Funds are not affiliated with United of Omaha. We have not independently verified these figures.


                                        8

--------------------------------------------------------------------------------------------------------------------------------
                                                                       1                      2                     3
EXAMPLE: An Owner would pay the following expenses on a       Surrender Policy at    Annuitize Policy at       Policy is not
$10,000 investment assuming a 5% annual return on assets        end of the time      the end of the time        surrendered
(excluding the enhanced death benefit and the returns        period or annuitize         period and             and is not
benefit):                                                    and annuitiy option 4     annuity option 4         annuitized.
                                                               (lifetime income)       (lifetime income)
                                                                 is NOT chosen.           IS chosen.
-----------------------------------------------------------  ---------------------  ---------------------  ---------------------
PORTFOLIO                                                    1Yr  3Yr   5Yr   10Yr  1Yr  3Yr   5Yr   10Yr  1Yr  3Yr   5Yr   10Yr
-----------------------------------------------------------  ---  ----  ----  ----  ---  ----  ----  ----  ---  ----  ----  ----
Alger American Growth Portfolio                              811  1086  1390  2447  811   666  1140  2447  216   666  1140  2447
Alger American Small Capitalization Portfolio                821  1117  1441  2550  821   696  1191  2550  226   696  1191  2550
-----------------------------------------------------------  ---  ----  ----  ----  ---  ----  ----  ----  ---  ----  ----  ----
DWS Global Opportunities VIP Portfolio
                                                             879  1292  1732  3127  879   870  1481  3127  284   870  1481  3127
DWS Growth and Income VIP Portfolio
                                                             818  1108  1426  2520  818   687  1176  2520  223   687  1176  2520
DWS International VIP
                                                             824  1126  1456  2581  824   705  1207  2581  229   705  1207  2581
DWS Small Cap Index VIP Portfolio
                                                             778   985  1220  2099  778   565   971  2099  183   565   971  2099
-----------------------------------------------------------  ---  ----  ----  ----  ---  ----  ----  ----  ---  ----  ----  ----
Federated Fund for U.S. Government Securities II Portfolio   827  1135  1472  2612  827   714  1222  2612  232   714  1222  2612
Federated Prime Money Fund II Portfolio                      843  1183  1553  2773  843   762  1302  2773  248   762  1302  2773
-----------------------------------------------------------  ---  ----  ----  ----  ---  ----  ----  ----  ---  ----  ----  ----
Fidelity(R) VIP Asset Manager:  Growth(R) Portfolio          805  1068  1359  2385  805   647  1110  2385  210   647  1110  2385
Fidelity(R) VIP Contrafund(R)  Portfolio                     794  1034  1303  2270  794   614  1053  2270  199   614  1053  2270
Fidelity(R) VIP Equity-Income Portfolio                      785  1007  1256  2174  785   586  1007  2174  190   586  1007  2174
Fidelity(R) VIP Index 500 Portfolio                          737   861  1009  1660  737   441   761  1660  142   441   761  1660
Fidelity(R) VIP Mid Cap Portfolio Service                    821  1117  1441  2550  821   696  1191  2550  226   696  1191  2550
-----------------------------------------------------------  ---  ----  ----  ----  ---  ----  ----  ----  ---  ----  ----  ----
MFS(R) Core Equity Series Portfolio
(formerly known as Capital Opportunities Series Portfolio)   820  1114  1436  2540  820   693  1186  2540  225   693  1186  2540
MFS(R) Emerging Growth Series Portfolio                      815  1098  1411  2489  815   678  1161  2489  220   678  1161  2489
MFS(R) High Income Series Portfolio                          819  1111  1431  2530  819   690  1181  2530  224   690  1181  2530
MFS(R) Research Series Portfolio                             817  1105  1421  2509  817   684  1171  2509  222   684  1171  2509
MFS(R) Strategic Income Series Portfolio                     864  1247  1658  2981  864   825  1407  2981  269   825  1407  2981
-----------------------------------------------------------  ---  ----  ----  ----  ---  ----  ----  ----  ---  ----  ----  ----
Pioneer Equity Income VCT Portfolio                          822  1120  1446  2561  822   699  1196  2561  227   699  1196  2561
Pioneer Fund VCT Portfolio                                   823  1123  1451  2571  823   702  1201  2571  228   702  1201  2571
Pioneer Growth Shares VCT Portfolio                          861  1238  1643  2952  861   816  1392  2952  266   816  1392  2952
Pioneer Mid-Cap Value VCT Portfolio                          799  1050  1328  2322  799   629  1079  2322  204   629  1079  2322
Pioneer Real Estate Shares VCT Portfolio*                    844  1187  1558  2783  844   765  1307  2783  249   765  1307  2783
Pioneer Small Cap Value VCT Portfolio                        861  1238  1643  2952  861   816  1392  2952  266   816  1392  2952
-----------------------------------------------------------  ---  ----  ----  ----  ---  ----  ----  ----  ---  ----  ----  ----
T. Rowe Price Equity Income Portfolio                        813  1092  1400  2468  813   672  1151  2468  218   672  1151  2468
T. Rowe Price International Stock Portfolio                  833  1153  1502  2673  833   732  1252  2673  238   732  1252  2673
T. Rowe Price Limited-Term Bond Portfolio                    798  1047  1323  2312  798   626  1074  2312  203   626  1074  2312
T. Rowe Price New America Growth Portfolio                   813  1092  1400  2468  813   672  1151  2468  218   672  1151  2468
T. Rowe Price Personal Strategy Balanced Portfolio           817  1105  1421  2509  817   684  1171  2509  222   684  1171  2509
-----------------------------------------------------------  ---  ----  ----  ----  ---  ----  ----  ----  ---  ----  ----  ----
Van Kampen UIF Core Plus Fixed Income Portfolio              796  1040  1313  2291  796   620  1064  2291  201   620  1064  2291
Van Kampen UIF Emerging Markets Equity Portfolio             891  1328  1791  3242  891   906  1540  3242  296   906  1540  3242
--------------------------------------------------------------------------------------------------------------------------------

     These examples should not be considered representations of past or future expenses. These examples are based on the maximum investment portfolio's expenses for 2006 and Policy expenses as described above. Actual expenses paid may be greater than or less than those shown, subject to guarantees in the Policy. The assumed 5% annual rate of return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than this assumed rate. The expenses are before any fee waivers or expense reimbursements that were received. The fee and expense data regarding each Series Fund, which is based upon fees and expenses for 2006, was provided to United of Omaha by the Series Fund. The Series Funds are not affiliated with United of Omaha. We have not independently verified these figures.

--------------------------------------
FINANCIAL  STATEMENTS

     Our statutory financial statements and the financial statements of each of the Subaccounts of the Variable Account are contained in the Statement of Additional Information. You should consider our financial statements only as bearing upon our ability to meet our obligations under the Policies. For a free copy of these statutory financial statements and the financial statements of each of the Subaccounts of the Variable Account and/or the Statement of Additional Information, please call or write us at our administrative office. For each of the years in the period ended December 31, 2006, net assets of the Subaccounts were represented by the following Accumulation Unit values and Accumulation Units. This information should be read in conjunction with the Variable Account's financial statements and related notes included in the Statement of Additional Information.

            THIS TABLE DEMONSTRATES INFORMATION FOR POLICIES WITHOUT THE ENHANCED DEATH
             BENEFIT AND FOR POLICIES ISSUED BEFORE MAY 1, 1998 WITH THE ENHANCED DEATH
                                              BENEFIT.

-------------------------------------------------------------------------------------------------------------
                                                                                ACCUMULATION     NUMBER OF
                                                              ACCUMULATION     UNIT VALUE AT    ACCUMULATION
                                                             UNIT VALUE ON      END OF YEAR       UNITS AT
SUBACCOUNT                                                 COMMENCEMENT DATE   (December 31)   END OF YEAR(2)
(Date of Inception)                                              ($)(1)            ($)(1)      (December 31)
-------------------------------------------------------------------------------------------------------------
ALGER AMERICAN GROWTH (6/5/95). . . . . . . . . . . . .               10.000

    1997. . . . . . . . . . . . . . . . . . . . . . . .                               16.240       1,918,481
    1998. . . . . . . . . . . . . . . . . . . . . . . .                               23.759       2,036,293
    1999. . . . . . . . . . . . . . . . . . . . . . . .                               31.395       2,311,743
    2000. . . . . . . . . . . . . . . . . . . . . . . .                               26.437       2,397,859
    2001. . . . . . . . . . . . . . . . . . . . . . . .                               23.032       1,986,652
    2002. . . . . . . . . . . . . . . . . . . . . . . .                               15.248       1,879,394
    2003. . . . . . . . . . . . . . . . . . . . . . . .                               20.363       1,270,314
    2004. . . . . . . . . . . . . . . . . . . . . . . .                               21.224         923,944
    2005. . . . . . . . . . . . . . . . . . . . . . . .                               23.494         668,456

    2006. . . . . . . . . . . . . . . . . . . . . . . .                               24.409         508,373

ALGER AMERICAN SMALL CAPITALIZATION (6/5/95). . . . . .               10.000

    1997. . . . . . . . . . . . . . . . . . . . . . . .                               13.690       2,021,476
    1998. . . . . . . . . . . . . . . . . . . . . . . .                               15.638       2,100,494
    1999. . . . . . . . . . . . . . . . . . . . . . . .                               22.159       2,109,902
    2000. . . . . . . . . . . . . . . . . . . . . . . .                               15.939       2,117,374
    2001. . . . . . . . . . . . . . . . . . . . . . . .                               11.099       1,920,970
    2002. . . . . . . . . . . . . . . . . . . . . . . .                                8.090       1,463,336
    2003. . . . . . . . . . . . . . . . . . . . . . . .                               11.378       1,172,867
    2004. . . . . . . . . . . . . . . . . . . . . . . .                               13.105         855,740
    2005. . . . . . . . . . . . . . . . . . . . . . . .                               15.134         603,907

    2006. . . . . . . . . . . . . . . . . . . . . . . .                               17.946         461,293

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II (6/5/95)             10.000

    1997. . . . . . . . . . . . . . . . . . . . . . . .                               11.674       1,824,790
    1998. . . . . . . . . . . . . . . . . . . . . . . .                               12.417       2,467,353
    1999. . . . . . . . . . . . . . . . . . . . . . . .                               12.195       2,340,323
    2000. . . . . . . . . . . . . . . . . . . . . . . .                               13.371       2,102,155
    2001. . . . . . . . . . . . . . . . . . . . . . . .                               14.139       1,852,701
    2002. . . . . . . . . . . . . . . . . . . . . . . .                               15.234       1,830,120
    2003. . . . . . . . . . . . . . . . . . . . . . . .                               15.407       1,336,413
    2004. . . . . . . . . . . . . . . . . . . . . . . .                               15.772         978,698
    2005. . . . . . . . . . . . . . . . . . . . . . . .                               15.899         719,603


    2006. . . . . . . . . . . . . . . . . . . . . . . .                               16.359         536,127



                                       10

-------------------------------------------------------------------------------------------------------------
                                                                                ACCUMULATION     NUMBER OF
                                                              ACCUMULATION     UNIT VALUE AT    ACCUMULATION
                                                             UNIT VALUE ON      END OF YEAR       UNITS AT
SUBACCOUNT                                                 COMMENCEMENT DATE   (December 31)   END OF YEAR(2)
(Date of Inception)                                              ($)(1)            ($)(1)      (December 31)
-------------------------------------------------------------------------------------------------------------
FEDERATED PRIME MONEY FUND II (6/5/95). . . . . . . . .                1.000

    1997. . . . . . . . . . . . . . . . . . . . . . . .                                1.098      19,485,025
    1998. . . . . . . . . . . . . . . . . . . . . . . .                                1.138      33,973,580
    1999. . . . . . . . . . . . . . . . . . . . . . . .                                1.176      49,202,545
    2000. . . . . . . . . . . . . . . . . . . . . . . .                                1.231      28,115,973
    2001. . . . . . . . . . . . . . . . . . . . . . . .                                1.262      32,073,914
    2002. . . . . . . . . . . . . . . . . . . . . . . .                                1.264      23,722,551
    2003. . . . . . . . . . . . . . . . . . . . . . . .                                1.258      11,284,144
    2004. . . . . . . . . . . . . . . . . . . . . . . .                                1.253       7,604,082
    2005. . . . . . . . . . . . . . . . . . . . . . . .                                1.271       5,990,362

    2006. . . . . . . . . . . . . . . . . . . . . . . .                                1.313       4,891,954

FIDELITY(R)  VIP ASSET MANAGER: GROWTH(R)  (6/5/95) . .               10.000

    1997. . . . . . . . . . . . . . . . . . . . . . . .                               16.500       2,748,520
    1998. . . . . . . . . . . . . . . . . . . . . . . .                               19.167       2,845,580
    1999. . . . . . . . . . . . . . . . . . . . . . . .                               21.827       2,600,716
    2000. . . . . . . . . . . . . . . . . . . . . . . .                               18.877       2,495,810
    2001. . . . . . . . . . . . . . . . . . . . . . . .                               17.271       2,036,537
    2002. . . . . . . . . . . . . . . . . . . . . . . .                               14.414       1,515,546
    2003. . . . . . . . . . . . . . . . . . . . . . . .                               17.565       1,157,510
    2004. . . . . . . . . . . . . . . . . . . . . . . .                               18.392         858,044
    2005. . . . . . . . . . . . . . . . . . . . . . . .                               18.880         661,643

    2006. . . . . . . . . . . . . . . . . . . . . . . .                               19.957         520,885

FIDELITY(R)  VIP CONTRAFUND(R)  (6/5/95). . . . . . . .               10.000

    1997. . . . . . . . . . . . . . . . . . . . . . . .                               17.257       2,992,115
    1998. . . . . . . . . . . . . . . . . . . . . . . .                               22.162       3,141,626
    1999. . . . . . . . . . . . . . . . . . . . . . . .                               27.208       3,149,291
    2000. . . . . . . . . . . . . . . . . . . . . . . .                               25.102       2,977,690
    2001. . . . . . . . . . . . . . . . . . . . . . . .                               21.763       2,391,908
    2002. . . . . . . . . . . . . . . . . . . . . . . .                               19.492       1,901,816
    2003. . . . . . . . . . . . . . . . . . . . . . . .                               24.740       1,496,964
    2004. . . . . . . . . . . . . . . . . . . . . . . .                               28.226       1,150,163
    2005. . . . . . . . . . . . . . . . . . . . . . . .                               32.613         868,897

    2006. . . . . . . . . . . . . . . . . . . . . . . .                               35.999         659,126

FIDELITY(R)  VIP EQUITY-INCOME (6/5/95) . . . . . . . .               10.000

    1997. . . . . . . . . . . . . . . . . . . . . . . .                               16.571       3,528,096
    1998. . . . . . . . . . . . . . . . . . . . . . . .                               18.276       3,872,254
    1999. . . . . . . . . . . . . . . . . . . . . . . .                               19.200       3,977,876
    2000. . . . . . . . . . . . . . . . . . . . . . . .                               20.568       3,566,414
    2001. . . . . . . . . . . . . . . . . . . . . . . .                               19.313       3,051,123
    2002. . . . . . . . . . . . . . . . . . . . . . . .                               15.848       2,276,224
    2003. . . . . . . . . . . . . . . . . . . . . . . .                               20.407       1,762,101
    2004. . . . . . . . . . . . . . . . . . . . . . . .                               22.487       1,345,065
    2005. . . . . . . . . . . . . . . . . . . . . . . .                               23.521         997,727


    2006. . . . . . . . . . . . . . . . . . . . . . . .                               27.934         762,770



                                       11

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                                                                                ACCUMULATION     NUMBER OF
                                                              ACCUMULATION     UNIT VALUE AT    ACCUMULATION
                                                             UNIT VALUE ON      END OF YEAR       UNITS AT
SUBACCOUNT                                                 COMMENCEMENT DATE   (December 31)   END OF YEAR(2)
(Date of Inception)                                              ($)(1)            ($)(1)      (December 31)
-------------------------------------------------------------------------------------------------------------
FIDELITY(R)  VIP INDEX 500 (5/1/97) . . . . . . . . . .               10.000
    1997. . . . . . . . . . . . . . . . . . . . . . . .                               12.166         829,118
    1998. . . . . . . . . . . . . . . . . . . . . . . .                               15.425       2,004,924
    1999. . . . . . . . . . . . . . . . . . . . . . . .                               18.367       3,009,822
    2000. . . . . . . . . . . . . . . . . . . . . . . .                               16.459       3,440,820
    2001. . . . . . . . . . . . . . . . . . . . . . . .                               14.293       3,397,837
    2002. . . . . . . . . . . . . . . . . . . . . . . .                               10.979       3,255,625
    2003. . . . . . . . . . . . . . . . . . . . . . . .                               13.930       2,810,391
    2004. . . . . . . . . . . . . . . . . . . . . . . .                               15.223       2,263,407
    2005. . . . . . . . . . . . . . . . . . . . . . . .                               15.767       1,773,348

    2006. . . . . . . . . . . . . . . . . . . . . . . .                               18.029       1,291,831

FIDELITY(R)  VIP MID CAP (5/1/03) . . . . . . . . . . .               10.000
    2003. . . . . . . . . . . . . . . . . . . . . . . .                               14.053          42,881
    2004. . . . . . . . . . . . . . . . . . . . . . . .                               17.307          83,100
    2005. . . . . . . . . . . . . . . . . . . . . . . .                               20.181          90,513

    2006. . . . . . . . . . . . . . . . . . . . . . . .                               22.414          81,371

MFS(R) CORE EQUITY SERIES (FORMERLY KNOWN AS CAPITAL
OPPORTUNITIES SERIES) (5/1/97). . . . . . . . . . . . .               10.000

    1997. . . . . . . . . . . . . . . . . . . . . . . .                               12.394         292,197
    1998. . . . . . . . . . . . . . . . . . . . . . . .                               15.528       1,117,680
    1999. . . . . . . . . . . . . . . . . . . . . . . .                               22.618       1,460,323
    2000. . . . . . . . . . . . . . . . . . . . . . . .                               21.531       1,942,266
    2001. . . . . . . . . . . . . . . . . . . . . . . .                               16.276       1,978,242
    2002. . . . . . . . . . . . . . . . . . . . . . . .                               11.306       1,151,447
    2003. . . . . . . . . . . . . . . . . . . . . . . .                               14.231       1,311,881
    2004. . . . . . . . . . . . . . . . . . . . . . . .                               15.812       1,105,788
    2005. . . . . . . . . . . . . . . . . . . . . . . .                               15.887         831,643

    2006. . . . . . . . . . . . . . . . . . . . . . . .                               17.863         640,996

MFS(R) EMERGING GROWTH SERIES (6/5/95). . . . . . . . .               10.000

    1997. . . . . . . . . . . . . . . . . . . . . . . .                               16.230       2,890,806
    1998. . . . . . . . . . . . . . . . . . . . . . . .                               21.521       3,084,172
    1999. . . . . . . . . . . . . . . . . . . . . . . .                               37.575       2,822,806
    2000. . . . . . . . . . . . . . . . . . . . . . . .                               29.847       2,633,131
    2001. . . . . . . . . . . . . . . . . . . . . . . .                               19.612       2,106,062
    2002. . . . . . . . . . . . . . . . . . . . . . . .                               12.835       1,590,648
    2003. . . . . . . . . . . . . . . . . . . . . . . .                               16.515       1,238,894
    2004. . . . . . . . . . . . . . . . . . . . . . . .                               18.431         945,487
    2005. . . . . . . . . . . . . . . . . . . . . . . .                               19.885         682,513

    2006. . . . . . . . . . . . . . . . . . . . . . . .                               21.198         537,667

MFS(R) HIGH INCOME SERIES (6/5/95). . . . . . . . . . .               10.000

    1997. . . . . . . . . . . . . . . . . . . . . . . .                               12.960       1,729,635
    1998. . . . . . . . . . . . . . . . . . . . . . . .                               12.782       1,972,690
    1999. . . . . . . . . . . . . . . . . . . . . . . .                               13.442       1,994,619
    2000. . . . . . . . . . . . . . . . . . . . . . . .                               12.395       1,847,236
    2001. . . . . . . . . . . . . . . . . . . . . . . .                               12.500       1,266,445
    2002. . . . . . . . . . . . . . . . . . . . . . . .                               12.667         901,174
    2003. . . . . . . . . . . . . . . . . . . . . . . .                               14.763         699,388
    2004. . . . . . . . . . . . . . . . . . . . . . . .                               15.920         513,289
    2005. . . . . . . . . . . . . . . . . . . . . . . .                               16.069          37,579

    2006. . . . . . . . . . . . . . . . . . . . . . . .                               17.524         295,344


                                       12

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                                                                                ACCUMULATION     NUMBER OF
                                                              ACCUMULATION     UNIT VALUE AT    ACCUMULATION
                                                             UNIT VALUE ON      END OF YEAR       UNITS AT
SUBACCOUNT                                                 COMMENCEMENT DATE   (December 31)   END OF YEAR(2)
(Date of Inception)                                              ($)(1)            ($)(1)      (December 31)
-------------------------------------------------------------------------------------------------------------
MFS(R) RESEARCH SERIES (6/5/95) . . . . . . . . . . . .               10.000

    1997. . . . . . . . . . . . . . . . . . . . . . . .                               15.775       2,608,735
    1998. . . . . . . . . . . . . . . . . . . . . . . .                               19.231       2,790,110
    1999. . . . . . . . . . . . . . . . . . . . . . . .                               23.571       2,379,511
    2000. . . . . . . . . . . . . . . . . . . . . . . .                               22.159       2,169,993
    2001. . . . . . . . . . . . . . . . . . . . . . . .                               17.240       1,713,143
    2002. . . . . . . . . . . . . . . . . . . . . . . .                               12.854       1,299,517
    2003. . . . . . . . . . . . . . . . . . . . . . . .                               15.838         974,691
    2004. . . . . . . . . . . . . . . . . . . . . . . .                               18.128         714,879
    2005. . . . . . . . . . . . . . . . . . . . . . . .                               19.308         530,065

    2006. . . . . . . . . . . . . . . . . . . . . . . .                               21.076         402,145

MFS(R) STRATEGIC INCOME SERIES (6/5/95) . . . . . . . .               10.000

    1997. . . . . . . . . . . . . . . . . . . . . . . .                               10.283       1,302,843
    1998. . . . . . . . . . . . . . . . . . . . . . . .                               10.963       1,429,007
    1999. . . . . . . . . . . . . . . . . . . . . . . .                               10.561       1,456,763
    2000. . . . . . . . . . . . . . . . . . . . . . . .                               10.945       1,465,827
    2001. . . . . . . . . . . . . . . . . . . . . . . .                               11.327       1,112,654
    2002. . . . . . . . . . . . . . . . . . . . . . . .                               12.132         710,555
    2003. . . . . . . . . . . . . . . . . . . . . . . .                               13.231         527,766
    2004. . . . . . . . . . . . . . . . . . . . . . . .                               14.083         399,566
    2005. . . . . . . . . . . . . . . . . . . . . . . .                               14.177         326,771

    2006. . . . . . . . . . . . . . . . . . . . . . . .                               14.942         274,485

PIONEER EQUITY INCOME VCT (5/1/2000). . . . . . . . . .               10.000
    2000. . . . . . . . . . . . . . . . . . . . . . . .                               11.492         524,471
    2001. . . . . . . . . . . . . . . . . . . . . . . .                               10.542         702,072
    2002. . . . . . . . . . . . . . . . . . . . . . . .                                8.744         363,170
    2003. . . . . . . . . . . . . . . . . . . . . . . .                               10.564         256,674
    2004. . . . . . . . . . . . . . . . . . . . . . . .                               12.110         188,781
    2005. . . . . . . . . . . . . . . . . . . . . . . .                               12.626         157,408

    2006. . . . . . . . . . . . . . . . . . . . . . . .                               15.235         153,301

PIONEER FUND VCT (5/1/2000) . . . . . . . . . . . . . .               10.000
    2000. . . . . . . . . . . . . . . . . . . . . . . .                                9.761         229,835
    2001. . . . . . . . . . . . . . . . . . . . . . . .                                8.573         388,936
    2002. . . . . . . . . . . . . . . . . . . . . . . .                                6.840         338,602
    2003. . . . . . . . . . . . . . . . . . . . . . . .                                8.342         189,726
    2004. . . . . . . . . . . . . . . . . . . . . . . .                                9.142        1318,890
    2005. . . . . . . . . . . . . . . . . . . . . . . .                                9.569         107,921

    2006. . . . . . . . . . . . . . . . . . . . . . . .                               11.001          92,569

PIONEER GROWTH SHARES VCT (5/1/2000). . . . . . . . . .               10.000
    2000. . . . . . . . . . . . . . . . . . . . . . . .                                9.290          15,247
    2001. . . . . . . . . . . . . . . . . . . . . . . .                                7.412          79,129
    2002. . . . . . . . . . . . . . . . . . . . . . . .                                4.754          37,400
    2003. . . . . . . . . . . . . . . . . . . . . . . .                                5.860          52,230
    2004. . . . . . . . . . . . . . . . . . . . . . . .                                6.158          40,749
    2005. . . . . . . . . . . . . . . . . . . . . . . .                                6.278          25,378

    2006. . . . . . . . . . . . . . . . . . . . . . . .                                6.763          14,876


                                       13

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                                                                                ACCUMULATION     NUMBER OF
                                                              ACCUMULATION     UNIT VALUE AT    ACCUMULATION
                                                             UNIT VALUE ON      END OF YEAR       UNITS AT
SUBACCOUNT                                                 COMMENCEMENT DATE   (December 31)   END OF YEAR(2)
(Date of Inception)                                              ($)(1)            ($)(1)      (December 31)
-------------------------------------------------------------------------------------------------------------
PIONEER MID-CAP VALUE VCT (5/1/97). . . . . . . . . . .               10.000
    1997. . . . . . . . . . . . . . . . . . . . . . . .                               11.756         383,956
    1998. . . . . . . . . . . . . . . . . . . . . . . .                               11.156         704,800
    1999. . . . . . . . . . . . . . . . . . . . . . . .                               12.461         625,307
    2000. . . . . . . . . . . . . . . . . . . . . . . .                               14.529         600,524
    2001. . . . . . . . . . . . . . . . . . . . . . . .                               15.285         812,148
    2002. . . . . . . . . . . . . . . . . . . . . . . .                               13.409       1,233,479
    2003. . . . . . . . . . . . . . . . . . . . . . . .                               18.213       1,098,481
    2004. . . . . . . . . . . . . . . . . . . . . . . .                               21.974         856,461
    2005. . . . . . . . . . . . . . . . . . . . . . . .                               23.424         651,111

    2006. . . . . . . . . . . . . . . . . . . . . . . .                               26.058         506,299

PIONEER REAL ESTATE SHARES VCT (5/1/97) . . . . . . . .               10.000
    1997. . . . . . . . . . . . . . . . . . . . . . . .                               12.229         428,572
    1998. . . . . . . . . . . . . . . . . . . . . . . .                                9.818         650,669
    1999. . . . . . . . . . . . . . . . . . . . . . . .                                9.295         735,185
    2000. . . . . . . . . . . . . . . . . . . . . . . .                               11.895         828,840
    2001. . . . . . . . . . . . . . . . . . . . . . . .                               12.669         764,044
    2002. . . . . . . . . . . . . . . . . . . . . . . .                               12.834         529,544
    2003. . . . . . . . . . . . . . . . . . . . . . . .                               17.086         375,874
    2004. . . . . . . . . . . . . . . . . . . . . . . .                               22.914         317,842
    2005. . . . . . . . . . . . . . . . . . . . . . . .                               26.067         246,624

    2006. . . . . . . . . . . . . . . . . . . . . . . .                               35.241         194,865

PIONEER SMALL CAP VALUE VCT (5/1/03). . . . . . . . . .               10.000
    2003. . . . . . . . . . . . . . . . . . . . . . . .                               13.578          14,589
    2004. . . . . . . . . . . . . . . . . . . . . . . .                               16.083          34,201
    2005. . . . . . . . . . . . . . . . . . . . . . . .                               17.655          27,999

    2006. . . . . . . . . . . . . . . . . . . . . . . .                               19.911          18,914

DWS SMALL CAP INDEX VIP  (5/1/2000) . . . . . . . . . .               10.000
    2000. . . . . . . . . . . . . . . . . . . . . . . .                                9.288         323,540
    2001. . . . . . . . . . . . . . . . . . . . . . . .                                9.366         537,017
    2002. . . . . . . . . . . . . . . . . . . . . . . .                                7.349         293,891
    2003. . . . . . . . . . . . . . . . . . . . . . . .                               10.632         216,937
    2004. . . . . . . . . . . . . . . . . . . . . . . .                               12.370         166,716
    2005. . . . . . . . . . . . . . . . . . . . . . . .                               12.743         114,238

    2006. . . . . . . . . . . . . . . . . . . . . . . .                               14.793          92,854

DWS GLOBAL OPPORTUNITIES VIP (5/1/97) . . . . . . . . .               10.000
    1997. . . . . . . . . . . . . . . . . . . . . . . .                               11.478         194,110
    1998. . . . . . . . . . . . . . . . . . . . . . . .                               13.176         297,502
    1999. . . . . . . . . . . . . . . . . . . . . . . .                               21.562         298,875
    2000. . . . . . . . . . . . . . . . . . . . . . . .                               20.150         500,867
    2001. . . . . . . . . . . . . . . . . . . . . . . .                               14.939         416,984
    2002. . . . . . . . . . . . . . . . . . . . . . . .                               11.797         314,804
    2003. . . . . . . . . . . . . . . . . . . . . . . .                               17.341         280,503
    2004. . . . . . . . . . . . . . . . . . . . . . . .                               21.094         201,492
    2005. . . . . . . . . . . . . . . . . . . . . . . .                               24.606         165,527

    2006. . . . . . . . . . . . . . . . . . . . . . . .                               29.632         135,054



                                       14

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                                                                                ACCUMULATION     NUMBER OF
                                                              ACCUMULATION     UNIT VALUE AT    ACCUMULATION
                                                             UNIT VALUE ON      END OF YEAR       UNITS AT
SUBACCOUNT                                                 COMMENCEMENT DATE   (December 31)   END OF YEAR(2)
(Date of Inception)                                              ($)(1)            ($)(1)      (December 31)
-------------------------------------------------------------------------------------------------------------
DWS GROWTH AND INCOME VIP  (5/1/97) . . . . . . . . . .               10.000
    1997. . . . . . . . . . . . . . . . . . . . . . . .                               12.190         561,594
    1998. . . . . . . . . . . . . . . . . . . . . . . .                               12.847       1,049,444
    1999. . . . . . . . . . . . . . . . . . . . . . . .                               13.425         965,074
    2000. . . . . . . . . . . . . . . . . . . . . . . .                               12.955         897,400
    2001. . . . . . . . . . . . . . . . . . . . . . . .                               11.320         763,652
    2002. . . . . . . . . . . . . . . . . . . . . . . .                                8.566         641,865
    2003. . . . . . . . . . . . . . . . . . . . . . . .                               10.711         529,269
    2004. . . . . . . . . . . . . . . . . . . . . . . .                               11.617         409,515
    2005. . . . . . . . . . . . . . . . . . . . . . . .                               12.136         303,429

    2006. . . . . . . . . . . . . . . . . . . . . . . .                               13.584         235,891

DWS INTERNATIONAL VIP  (6/5/95) . . . . . . . . . . . .               10.000

    1997. . . . . . . . . . . . . . . . . . . . . . . .                               13.004       2,391,655
    1998. . . . . . . . . . . . . . . . . . . . . . . .                               15.223       2,421,576
    1999. . . . . . . . . . . . . . . . . . . . . . . .                               23.241       2,206,568
    2000. . . . . . . . . . . . . . . . . . . . . . . .                               17.979       2,171,470
    2001. . . . . . . . . . . . . . . . . . . . . . . .                               12.281       1,785,665
    2002. . . . . . . . . . . . . . . . . . . . . . . .                                9.906       1,366,648
    2003. . . . . . . . . . . . . . . . . . . . . . . .                               12.503       1,011,998
    2004. . . . . . . . . . . . . . . . . . . . . . . .                               14.395         764,861
    2005. . . . . . . . . . . . . . . . . . . . . . . .                               16.522         546,489

    2006. . . . . . . . . . . . . . . . . . . . . . . .                               20.555         418,875

T. ROWE PRICE EQUITY INCOME (6/5/95). . . . . . . . . .               10.000

    1997. . . . . . . . . . . . . . . . . . . . . . . .                               17.481       3,837,388
    1998. . . . . . . . . . . . . . . . . . . . . . . .                               18.839       4,407,085
    1999. . . . . . . . . . . . . . . . . . . . . . . .                               19.305       3,796,628
    2000. . . . . . . . . . . . . . . . . . . . . . . .                               21.564       3,131,372
    2001. . . . . . . . . . . . . . . . . . . . . . . .                               21.616       2,685,683
    2002. . . . . . . . . . . . . . . . . . . . . . . .                               18.554       2,565,044
    2003. . . . . . . . . . . . . . . . . . . . . . . .                               23.007       2,182,979
    2004. . . . . . . . . . . . . . . . . . . . . . . .                               23.122       1,730,853
    2005. . . . . . . . . . . . . . . . . . . . . . . .                               26.822       1,337,517

    2006. . . . . . . . . . . . . . . . . . . . . . . .                               31.529         999,956

T. ROWE PRICE INTERNATIONAL STOCK (6/5/95). . . . . . .               10.000

    1997. . . . . . . . . . . . . . . . . . . . . . . .                               12.200       2,857,269
    1998. . . . . . . . . . . . . . . . . . . . . . . .                               13.964       2,966,530
    1999. . . . . . . . . . . . . . . . . . . . . . . .                               18.394       2,715,037
    2000. . . . . . . . . . . . . . . . . . . . . . . .                               14.932       2,638,133
    2001. . . . . . . . . . . . . . . . . . . . . . . .                               11.475       2,538,533
    2002. . . . . . . . . . . . . . . . . . . . . . . .                                9.263       2,526,667
    2003. . . . . . . . . . . . . . . . . . . . . . . .                               11.946       2,133,056
    2004. . . . . . . . . . . . . . . . . . . . . . . .                               13.429       1,671,687
    2005. . . . . . . . . . . . . . . . . . . . . . . .                               15.396       1,276,141

    2006. . . . . . . . . . . . . . . . . . . . . . . .                               18.116         978,891

T. ROWE PRICE LIMITED-TERM BOND (6/5/95). . . . . . . .               10.000

    1997. . . . . . . . . . . . . . . . . . . . . . . .                               11.160       1,302,580
    1998. . . . . . . . . . . . . . . . . . . . . . . .                               11.828       2,346,553
    1999. . . . . . . . . . . . . . . . . . . . . . . .                               11.785       2,777,488
    2000. . . . . . . . . . . . . . . . . . . . . . . .                               12.720       3,213,365
    2001. . . . . . . . . . . . . . . . . . . . . . . .                               13.632       3,224,453
    2002. . . . . . . . . . . . . . . . . . . . . . . .                               14.198       2,453,976
    2003. . . . . . . . . . . . . . . . . . . . . . . .                               14.628       1,942,450
    2004. . . . . . . . . . . . . . . . . . . . . . . .                               14.611       1,540,254


                                       15

-------------------------------------------------------------------------------------------------------------
                                                                                ACCUMULATION     NUMBER OF
                                                              ACCUMULATION     UNIT VALUE AT    ACCUMULATION
                                                             UNIT VALUE ON      END OF YEAR       UNITS AT
SUBACCOUNT                                                 COMMENCEMENT DATE   (December 31)   END OF YEAR(2)
(Date of Inception)                                              ($)(1)            ($)(1)      (December 31)
-------------------------------------------------------------------------------------------------------------
    2005. . . . . . . . . . . . . . . . . . . . . . . .                               14.686       1,165,675

    2006. . . . . . . . . . . . . . . . . . . . . . . .                               15.103         921,032

T. ROWE PRICE NEW AMERICA GROWTH (6/5/95) . . . . . . .               10.000

    1997. . . . . . . . . . . . . . . . . . . . . . . .                               18.543       1,599,824
    1998. . . . . . . . . . . . . . . . . . . . . . . .                               21.712       1,914,746
    1999. . . . . . . . . . . . . . . . . . . . . . . .                               24.187       1,701,273
    2000. . . . . . . . . . . . . . . . . . . . . . . .                               21.359       1,562,392
    2001. . . . . . . . . . . . . . . . . . . . . . . .                               18.602       1,470,460
    2002. . . . . . . . . . . . . . . . . . . . . . . .                               13.175       1,031,398
    2003. . . . . . . . . . . . . . . . . . . . . . . .                               17.588         798,925
    2004. . . . . . . . . . . . . . . . . . . . . . . .                               19.268         614,476
    2005. . . . . . . . . . . . . . . . . . . . . . . .                               19.889         462,229

    2006. . . . . . . . . . . . . . . . . . . . . . . .                               21.092         378,805

T. ROWE PRICE PERSONAL STRATEGY BALANCED (6/5/95) . . .               10.000

    1997. . . . . . . . . . . . . . . . . . . . . . . .                               14.833       2,792,934
    1998. . . . . . . . . . . . . . . . . . . . . . . .                               16.755       3,090,073
    1999. . . . . . . . . . . . . . . . . . . . . . . .                               17.946       2,780,445
    2000. . . . . . . . . . . . . . . . . . . . . . . .                               18.691       2,570,458
    2001. . . . . . . . . . . . . . . . . . . . . . . .                               18.020       2,210,402
    2002. . . . . . . . . . . . . . . . . . . . . . . .                               16.415       1,788,724
    2003. . . . . . . . . . . . . . . . . . . . . . . .                               20.241       1,340,403
    2004. . . . . . . . . . . . . . . . . . . . . . . .                               22.558         955,958
    2005. . . . . . . . . . . . . . . . . . . . . . . .                               23.721         702,911

    2006. . . . . . . . . . . . . . . . . . . . . . . .                               26.216         533,247

VAN KAMPEN UIF EMERGING MARKETS EQUITY (5/1/98) . . . .               10.000
    1998. . . . . . . . . . . . . . . . . . . . . . . .                                7.002          14,713
    1999. . . . . . . . . . . . . . . . . . . . . . . .                               13.469          93,730
    2000. . . . . . . . . . . . . . . . . . . . . . . .                                8.131         336,583
    2001. . . . . . . . . . . . . . . . . . . . . . . .                                7.511         426,209
    2002. . . . . . . . . . . . . . . . . . . . . . . .                                6.761         344,710
    2003. . . . . . . . . . . . . . . . . . . . . . . .                                9.998         303,859
    2004. . . . . . . . . . . . . . . . . . . . . . . .                               12.161         232,393
    2005. . . . . . . . . . . . . . . . . . . . . . . .                               16.084         226,123

    2006. . . . . . . . . . . . . . . . . . . . . . . .                               21.794         198,203

VAN KAMPEN UIF CORE PLUS FIXED INCOME (5/1/98). . . . .               10.000
    1998. . . . . . . . . . . . . . . . . . . . . . . .                               10.462          80,837
    1999. . . . . . . . . . . . . . . . . . . . . . . .                               10.167         163,976
    2000. . . . . . . . . . . . . . . . . . . . . . . .                               11.159         175,613
    2001. . . . . . . . . . . . . . . . . . . . . . . .                               12.052         275,175
    2002. . . . . . . . . . . . . . . . . . . . . . . .                               12.780       1,774,311
    2003. . . . . . . . . . . . . . . . . . . . . . . .                               13.213       1,877,867
    2004. . . . . . . . . . . . . . . . . . . . . . . .                               13.625       1,677,667
    2005. . . . . . . . . . . . . . . . . . . . . . . .                               14.029       1,461,314

    2006. . . . . . . . . . . . . . . . . . . . . . . .                               14.379       1,220,613


1     Accumulation  Unit  values are rounded to the nearest hundredth of a cent.
2     Number  of  Accumulation  Units  is  rounded  to  the  nearest  unit.

           THIS TABLE DEMONSTRATES INFORMATION FOR POLICIES ISSUED ON
              OR AFTER MAY 1, 1998 WITH THE ENHANCED DEATH BENEFIT.

--------------------------------------------------------------------------------------------------------------
                                                                                ACCUMULATION      NUMBER OF
                                                              ACCUMULATION       UNIT VALUE      ACCUMULATION
                                                             UNIT VALUE ON     AT END OF YEAR      UNITS AT
SUBACCOUNT                                                 COMMENCEMENT DATE    (December 31)   END OF YEAR(2)
(Date of Inception)                                              ($)(1)            ($)(1)       (December 31)
--------------------------------------------------------------------------------------------------------------
ALGER AMERICAN GROWTH (6/5/95) . . . . . . . . . . . . .              10.000
    1998 . . . . . . . . . . . . . . . . . . . . . . . .                               12.418          28,408
    1999 . . . . . . . . . . . . . . . . . . . . . . . .                               16.352         127,509
    2000 . . . . . . . . . . . . . . . . . . . . . . . .                               13.721         185,958
    2001 . . . . . . . . . . . . . . . . . . . . . . . .                               11.912         159,587
    2002 . . . . . . . . . . . . . . . . . . . . . . . .                                7.859         176,917
    2003 . . . . . . . . . . . . . . . . . . . . . . . .                               10.458          96,294
    2004 . . . . . . . . . . . . . . . . . . . . . . . .                               10.862          68,424
    2005 . . . . . . . . . . . . . . . . . . . . . . . .                               11.982          52,549

    2006 . . . . . . . . . . . . . . . . . . . . . . . .                               12.405          47,724

ALGER AMERICAN SMALL CAPITALIZATION (6/5/95) . . . . . .              10.000
    1998 . . . . . . . . . . . . . . . . . . . . . . . .                               10.202          37,709
    1999 . . . . . . . . . . . . . . . . . . . . . . . .                               14.406          74,834
    2000 . . . . . . . . . . . . . . . . . . . . . . . .                               10.326         113,657
    2001 . . . . . . . . . . . . . . . . . . . . . . . .                                7.166         104,891
    2002 . . . . . . . . . . . . . . . . . . . . . . . .                                5.205          77,967
    2003 . . . . . . . . . . . . . . . . . . . . . . . .                                7.294          64,883
    2004 . . . . . . . . . . . . . . . . . . . . . . . .                                8.371          55,528
    2005 . . . . . . . . . . . . . . . . . . . . . . . .                                9.634          36,327

    2006 . . . . . . . . . . . . . . . . . . . . . . . .                               11.384          30,377

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II (6/5/95)             10.000
    1998 . . . . . . . . . . . . . . . . . . . . . . . .                               10.430          20,339
    1999 . . . . . . . . . . . . . . . . . . . . . . . .                               10.207          37,232
    2000 . . . . . . . . . . . . . . . . . . . . . . . .                               11.153          38,743
    2001 . . . . . . . . . . . . . . . . . . . . . . . .                               11.752          35,086
    2002 . . . . . . . . . . . . . . . . . . . . . . . .                               12.617          45,316
    2003 . . . . . . . . . . . . . . . . . . . . . . . .                               12.716          32,014
    2004 . . . . . . . . . . . . . . . . . . . . . . . .                               12.971          30,183
    2005 . . . . . . . . . . . . . . . . . . . . . . . .                               13.031          24,598

    2006 . . . . . . . . . . . . . . . . . . . . . . . .                               13.361          17,326

FEDERATED PRIME MONEY FUND II (6/5/95) . . . . . . . . .               1.000
    1998 . . . . . . . . . . . . . . . . . . . . . . . .                                1.021         441,406
    1999 . . . . . . . . . . . . . . . . . . . . . . . .                                1.052       1,947,391
    2000 . . . . . . . . . . . . . . . . . . . . . . . .                                1.097       1,775,602
    2001 . . . . . . . . . . . . . . . . . . . . . . . .                                1.121       2,696,259
    2002 . . . . . . . . . . . . . . . . . . . . . . . .                                1.119       2,085,938
    2003 . . . . . . . . . . . . . . . . . . . . . . . .                                1.109       1,867,713
    2004 . . . . . . . . . . . . . . . . . . . . . . . .                                1.101       1,383,412
    2005 . . . . . . . . . . . . . . . . . . . . . . . .                                1.113       1,492,384

    2006 . . . . . . . . . . . . . . . . . . . . . . . .                                1.146         606,806

FIDELITY(R)  VIP ASSET MANAGER (6/5/95). . . . . . . . .              10.000
    1998 . . . . . . . . . . . . . . . . . . . . . . . .                               10.560          30,012
    1999 . . . . . . . . . . . . . . . . . . . . . . . .                               11.983          74,734
    2000 . . . . . . . . . . . . . . . . . . . . . . . .                               10.327          58,716
    2001 . . . . . . . . . . . . . . . . . . . . . . . .                                9.416          50,880
    2002 . . . . . . . . . . . . . . . . . . . . . . . .                                7.831          40,041
    2003 . . . . . . . . . . . . . . . . . . . . . . . .                                9.509          31,958
    2004 . . . . . . . . . . . . . . . . . . . . . . . .                                9.922          19,049
    2005 . . . . . . . . . . . . . . . . . . . . . . . .                               10.149          15,456

    2006 . . . . . . . . . . . . . . . . . . . . . . . .                               10.691          10,477


                                       17

--------------------------------------------------------------------------------------------------------------
                                                                                ACCUMULATION      NUMBER OF
                                                              ACCUMULATION       UNIT VALUE      ACCUMULATION
                                                             UNIT VALUE ON     AT END OF YEAR      UNITS AT
SUBACCOUNT                                                 COMMENCEMENT DATE    (December 31)   END OF YEAR(2)
(Date of Inception)                                              ($)(1)            ($)(1)       (December 31)
--------------------------------------------------------------------------------------------------------------
FIDELITY(R)  VIP CONTRAFUND(R)  (6/5/95) . . . . . . . .              10.000
    1998 . . . . . . . . . . . . . . . . . . . . . . . .                               11.260          31,672
    1999 . . . . . . . . . . . . . . . . . . . . . . . .                               13.776         136,641
    2000 . . . . . . . . . . . . . . . . . . . . . . . .                               12.665         201,774
    2001 . . . . . . . . . . . . . . . . . . . . . . . .                               10.942         180,954
    2002 . . . . . . . . . . . . . . . . . . . . . . . .                                9.766         123,439
    2003 . . . . . . . . . . . . . . . . . . . . . . . .                               12.352          93,074
    2004 . . . . . . . . . . . . . . . . . . . . . . . .                              14.0423          80,726
    2005 . . . . . . . . . . . . . . . . . . . . . . . .                               16.168          57,877

    2006 . . . . . . . . . . . . . . . . . . . . . . . .                               17.784          60,885

FIDELITY(R)  VIP EQUITY-INCOME (6/5/95). . . . . . . . .              10.000
    1998 . . . . . . . . . . . . . . . . . . . . . . . .                                9.842         123,838
    1999 . . . . . . . . . . . . . . . . . . . . . . . .                               10.304         243,840
    2000 . . . . . . . . . . . . . . . . . . . . . . . .                               10.999         216,799
    2001 . . . . . . . . . . . . . . . . . . . . . . . .                               10.292         200,691
    2002 . . . . . . . . . . . . . . . . . . . . . . . .                                8.416         117,868
    2003 . . . . . . . . . . . . . . . . . . . . . . . .                               10.799          83,112
    2004 . . . . . . . . . . . . . . . . . . . . . . . .                               11.858          70,085
    2005 . . . . . . . . . . . . . . . . . . . . . . . .                               12.360          50,036

    2006 . . . . . . . . . . . . . . . . . . . . . . . .                               14.627          42,112

FIDELITY(R)  VIP INDEX 500 (5/1/97). . . . . . . . . . .              10.000
    1998 . . . . . . . . . . . . . . . . . . . . . . . .                               10.964         145,269
    1999 . . . . . . . . . . . . . . . . . . . . . . . .                               13.009         410,449
    2000 . . . . . . . . . . . . . . . . . . . . . . . .                               11.617         480,400
    2001 . . . . . . . . . . . . . . . . . . . . . . . .                               10.052         502,246
    2002 . . . . . . . . . . . . . . . . . . . . . . . .                                7.695         523,017
    2003 . . . . . . . . . . . . . . . . . . . . . . . .                                9.729         449,839
    2004 . . . . . . . . . . . . . . . . . . . . . . . .                               10.595          39,771
    2005 . . . . . . . . . . . . . . . . . . . . . . . .                               10.935         275,656

    2006 . . . . . . . . . . . . . . . . . . . . . . . .                               12.460         225,164

FIDELITY(R)  VIP MID CAP (5/1/03). . . . . . . . . . . .              10.000
    2003 . . . . . . . . . . . . . . . . . . . . . . . .                               14.020               0
    2004 . . . . . . . . . . . . . . . . . . . . . . . .                               17.206             457
    2005 . . . . . . . . . . . . . . . . . . . . . . . .                               19.993             457
    2006 . . . . . . . . . . . . . . . . . . . . . . . .                               22.127           3,526

MFS(R) CORE EQUITY SERIES (FORMERLY KNOWN AS CAPITAL
OPPORTUNITIES SERIES) (5/1/97) . . . . . . . . . . . . .              10.000

    1998 . . . . . . . . . . . . . . . . . . . . . . . .                               10.447          65,927
    1999 . . . . . . . . . . . . . . . . . . . . . . . .                               15.164         123,562
    2000 . . . . . . . . . . . . . . . . . . . . . . . .                               14.385         167,018
    2001 . . . . . . . . . . . . . . . . . . . . . . . .                               10.836         216,639
    2002 . . . . . . . . . . . . . . . . . . . . . . . .                                7.501         111,884
    2003 . . . . . . . . . . . . . . . . . . . . . . . .                                9.408         148,135
    2004 . . . . . . . . . . . . . . . . . . . . . . . .                               10.416         140,606
    2005 . . . . . . . . . . . . . . . . . . . . . . . .                               10.429         111,452

    2006 . . . . . . . . . . . . . . . . . . . . . . . .                               11.685          88,947



                                       18

--------------------------------------------------------------------------------------------------------------
                                                                                ACCUMULATION      NUMBER OF
                                                              ACCUMULATION       UNIT VALUE      ACCUMULATION
                                                             UNIT VALUE ON     AT END OF YEAR      UNITS AT
SUBACCOUNT                                                 COMMENCEMENT DATE    (December 31)   END OF YEAR(2)
(Date of Inception)                                              ($)(1)            ($)(1)       (December 31)
--------------------------------------------------------------------------------------------------------------
MFS(R) EMERGING GROWTH SERIES (6/5/95) . . . . . . . . .              10.000
    1998 . . . . . . . . . . . . . . . . . . . . . . . .                               11.125          13,343
    1999 . . . . . . . . . . . . . . . . . . . . . . . .                               19.356          33,702
    2000 . . . . . . . . . . . . . . . . . . . . . . . .                               15.321          55,970
    2001 . . . . . . . . . . . . . . . . . . . . . . . .                               10.032          66,455
    2002 . . . . . . . . . . . . . . . . . . . . . . . .                                6.542          63,918
    2003 . . . . . . . . . . . . . . . . . . . . . . . .                                8.389          45,988
    2004 . . . . . . . . . . . . . . . . . . . . . . . .                                9.329          35,502
    2005 . . . . . . . . . . . . . . . . . . . . . . . .                               10.029          26,422

    2006 . . . . . . . . . . . . . . . . . . . . . . . .                               10.654          21,758

MFS(R) HIGH INCOME SERIES (6/5/95) . . . . . . . . . . .              10.000
    1998 . . . . . . . . . . . . . . . . . . . . . . . .                                9.469          29,844
    1999 . . . . . . . . . . . . . . . . . . . . . . . .                                9.924          61,932
    2000 . . . . . . . . . . . . . . . . . . . . . . . .                                9.119          75,438
    2001 . . . . . . . . . . . . . . . . . . . . . . . .                                9.164          73,245
    2002 . . . . . . . . . . . . . . . . . . . . . . . .                                9.254          38,772
    2003 . . . . . . . . . . . . . . . . . . . . . . . .                               10.747          31,102
    2004 . . . . . . . . . . . . . . . . . . . . . . . .                               11.545          27,018
    2005 . . . . . . . . . . . . . . . . . . . . . . . .                               11.616          19,386

    2006 . . . . . . . . . . . . . . . . . . . . . . . .                               12.624          15,920

MFS(R) RESEARCH SERIES (6/5/95). . . . . . . . . . . . .              10.000
    1998 . . . . . . . . . . . . . . . . . . . . . . . .                               10.382          21,020
    1999 . . . . . . . . . . . . . . . . . . . . . . . .                               12.680          53,943
    2000 . . . . . . . . . . . . . . . . . . . . . . . .                               11.879          55,039
    2001 . . . . . . . . . . . . . . . . . . . . . . . .                                9.209          52,849
    2002 . . . . . . . . . . . . . . . . . . . . . . . .                                6.842          44,846
    2003 . . . . . . . . . . . . . . . . . . . . . . . .                                8.401          32,979
    2004 . . . . . . . . . . . . . . . . . . . . . . . .                                9.582          24,097
    2005 . . . . . . . . . . . . . . . . . . . . . . . .                               10.170          15,458

    2006 . . . . . . . . . . . . . . . . . . . . . . . .                               11.062          11,955

MFS(R) STRATEGIC INCOME SERIES (6/5/95). . . . . . . . .              10.000
    1998 . . . . . . . . . . . . . . . . . . . . . . . .                               10.495          15,750
    1999 . . . . . . . . . . . . . . . . . . . . . . . .                               10.074          27,691
    2000 . . . . . . . . . . . . . . . . . . . . . . . .                               10.405          48,216
    2001 . . . . . . . . . . . . . . . . . . . . . . . .                               10.730          51,772
    2002 . . . . . . . . . . . . . . . . . . . . . . . .                               11.453          16,680
    2003 . . . . . . . . . . . . . . . . . . . . . . . .                               12.446          12,409
    2004 . . . . . . . . . . . . . . . . . . . . . . . .                               13.201          11,760
    2005 . . . . . . . . . . . . . . . . . . . . . . . .                               13.243           8,963

    2006 . . . . . . . . . . . . . . . . . . . . . . . .                               13.908           6,127

PIONEER EQUITY INCOME VCT (5/1/00) . . . . . . . . . . .              10.000
    2000 . . . . . . . . . . . . . . . . . . . . . . . .                               11.466          60,994
    2001 . . . . . . . . . . . . . . . . . . . . . . . .                               10.481          84,566
    2002 . . . . . . . . . . . . . . . . . . . . . . . .                                8.663          21,866
    2003 . . . . . . . . . . . . . . . . . . . . . . . .                               10.429          16,181
    2004 . . . . . . . . . . . . . . . . . . . . . . . .                               11.914          12,376
    2005 . . . . . . . . . . . . . . . . . . . . . . . .                               12.378           8,939

    2006 . . . . . . . . . . . . . . . . . . . . . . . .                               14.883           7,584

                                       19

--------------------------------------------------------------------------------------------------------------
                                                                                ACCUMULATION      NUMBER OF
                                                              ACCUMULATION       UNIT VALUE      ACCUMULATION
                                                             UNIT VALUE ON     AT END OF YEAR      UNITS AT
SUBACCOUNT                                                 COMMENCEMENT DATE    (December 31)   END OF YEAR(2)
(Date of Inception)                                              ($)(1)            ($)(1)       (December 31)
--------------------------------------------------------------------------------------------------------------
PIONEER FUND VCT (5/1/00). . . . . . . . . . . . . . . .              10.000
    2000 . . . . . . . . . . . . . . . . . . . . . . . .                                9.738          41,957
    2001 . . . . . . . . . . . . . . . . . . . . . . . .                                8.523          52,019
    2002 . . . . . . . . . . . . . . . . . . . . . . . .                                6.776          53,897
    2003 . . . . . . . . . . . . . . . . . . . . . . . .                                8.235          46,476
    2004 . . . . . . . . . . . . . . . . . . . . . . . .                                8.994          38,927
    2005 . . . . . . . . . . . . . . . . . . . . . . . .                                9.381          28,973

    2006 . . . . . . . . . . . . . . . . . . . . . . . .                               10.747          26,047

PIONEER GROWTH SHARES VCT (5/1/00) . . . . . . . . . . .              10.000
    2000 . . . . . . . . . . . . . . . . . . . . . . . .                                9.266             131
    2001 . . . . . . . . . . . . . . . . . . . . . . . .                                7.368             736
    2002 . . . . . . . . . . . . . . . . . . . . . . . .                                4.710           3,362
    2003 . . . . . . . . . . . . . . . . . . . . . . . .                                5.785           7,330
    2004 . . . . . . . . . . . . . . . . . . . . . . . .                                6.058           5,480
    2005 . . . . . . . . . . . . . . . . . . . . . . . .                                6.155           2,756

    2006 . . . . . . . . . . . . . . . . . . . . . . . .                                6.606           1,252

PIONEER MID-CAP VALUE VCT (5/1/97) . . . . . . . . . . .              10.000
    1998 . . . . . . . . . . . . . . . . . . . . . . . .                                8.379          17,889
    1999 . . . . . . . . . . . . . . . . . . . . . . . .                                9.327          21,682
    2000 . . . . . . . . . . . . . . . . . . . . . . . .                               10.836          29,752
    2001 . . . . . . . . . . . . . . . . . . . . . . . .                               11.360          30,272
    2002 . . . . . . . . . . . . . . . . . . . . . . . .                                9.931          93,804
    2003 . . . . . . . . . . . . . . . . . . . . . . . .                               13.442          91,882
    2004 . . . . . . . . . . . . . . . . . . . . . . . .                               16.161          80,828
    2005 . . . . . . . . . . . . . . . . . . . . . . . .                               17.166          63,991

    2006 . . . . . . . . . . . . . . . . . . . . . . . .                               19.030          43,549

PIONEER REAL ESTATE SHARES VCT (5/1/97). . . . . . . . .              10.000
    1998 . . . . . . . . . . . . . . . . . . . . . . . .                                8.215          18,420
    1999 . . . . . . . . . . . . . . . . . . . . . . . .                                7.750          37,542
    2000 . . . . . . . . . . . . . . . . . . . . . . . .                                9.883          59,967
    2001 . . . . . . . . . . . . . . . . . . . . . . . .                               10.489          54,341
    2002 . . . . . . . . . . . . . . . . . . . . . . . .                               10.589          29,572
    2003 . . . . . . . . . . . . . . . . . . . . . . . .                               14.048          21,811
    2004 . . . . . . . . . . . . . . . . . . . . . . . .                               18.773          18,904
    2005 . . . . . . . . . . . . . . . . . . . . . . . .                               21.282          19,806

    2006 . . . . . . . . . . . . . . . . . . . . . . . .                               28.671          18,258

PIONEER SMALL CAP VALUE VCT (5/1/03) . . . . . . . . . .              10.000
    2003 . . . . . . . . . . . . . . . . . . . . . . . .                               13.546               0
    2004 . . . . . . . . . . . . . . . . . . . . . . . .                               15.989             494
    2005 . . . . . . . . . . . . . . . . . . . . . . . .                               17.491             471

    2006 . . . . . . . . . . . . . . . . . . . . . . . .                               19.656           1,156
DWS SMALL CAP INDEX VIP  (5/1/00). . . . . . . . . . . .              10.000


    2000 . . . . . . . . . . . . . . . . . . . . . . . .                                9.267          34,692
    2001 . . . . . . . . . . . . . . . . . . . . . . . .                                9.312          52,661
    2002 . . . . . . . . . . . . . . . . . . . . . . . .                                7.281          11,942
    2003 . . . . . . . . . . . . . . . . . . . . . . . .                               10.496          10,269
    2004 . . . . . . . . . . . . . . . . . . . . . . . .                               12.169          10,206
    2005 . . . . . . . . . . . . . . . . . . . . . . . .                               12.492           7,458

    2006 . . . . . . . . . . . . . . . . . . . . . . . .                               14.451           7,471


                                       20

--------------------------------------------------------------------------------------------------------------
                                                                                ACCUMULATION      NUMBER OF
                                                              ACCUMULATION       UNIT VALUE      ACCUMULATION
                                                             UNIT VALUE ON     AT END OF YEAR      UNITS AT
SUBACCOUNT                                                 COMMENCEMENT DATE    (December 31)   END OF YEAR(2)
(Date of Inception)                                              ($)(1)            ($)(1)       (December 31)
--------------------------------------------------------------------------------------------------------------

DWS GLOBAL OPPORTUNITIES VIP  (5/1/97) . . . . . . . . .              10.000

    1998 . . . . . . . . . . . . . . . . . . . . . . . .                                9.609           2,498
    1999 . . . . . . . . . . . . . . . . . . . . . . . .                               15.669           2,808
    2000 . . . . . . . . . . . . . . . . . . . . . . . .                               14.593           9,493
    2001 . . . . . . . . . . . . . . . . . . . . . . . .                               10.780           8,647
    2002 . . . . . . . . . . . . . . . . . . . . . . . .                                8.483           7,557
    2003 . . . . . . . . . . . . . . . . . . . . . . . .                               12.426           6,685
    2004 . . . . . . . . . . . . . . . . . . . . . . . .                               15.062           8,459
    2005 . . . . . . . . . . . . . . . . . . . . . . . .                               17.509          11,487

    2006 . . . . . . . . . . . . . . . . . . . . . . . .                               21.012          12,946

DWS GROWTH & INCOME VIP  (5/1/97). . . . . . . . . . . .              10.000

    1998 . . . . . . . . . . . . . . . . . . . . . . . .                                9.367          26,462
    1999 . . . . . . . . . . . . . . . . . . . . . . . .                                9.754          52,982
    2000 . . . . . . . . . . . . . . . . . . . . . . . .                                9.380          35,029
    2001 . . . . . . . . . . . . . . . . . . . . . . . .                                8.167          30,998
    2002 . . . . . . . . . . . . . . . . . . . . . . . .                                6.159          24,384
    2003 . . . . . . . . . . . . . . . . . . . . . . . .                                7.674          22,486
    2004 . . . . . . . . . . . . . . . . . . . . . . . .                                8.294          18,362
    2005 . . . . . . . . . . . . . . . . . . . . . . . .                                8.634          12,753

    2006 . . . . . . . . . . . . . . . . . . . . . . . .                                9.630          10,858
DWS INTERNATIONAL VIP  (6/5/95). . . . . . . . . . . . .              10.000

    1998 . . . . . . . . . . . . . . . . . . . . . . . .                                9.972          34,058
    1999 . . . . . . . . . . . . . . . . . . . . . . . .                               15.171          69,529
    2000 . . . . . . . . . . . . . . . . . . . . . . . .                               11.695          75,174
    2001 . . . . . . . . . . . . . . . . . . . . . . . .                                7.961          65,098
    2002 . . . . . . . . . . . . . . . . . . . . . . . .                                6.398          51,300
    2003 . . . . . . . . . . . . . . . . . . . . . . . .                                8.048          35,790
    2004 . . . . . . . . . . . . . . . . . . . . . . . .                                9.233          28,238
    2005 . . . . . . . . . . . . . . . . . . . . . . . .                               10.560          23,290

    2006 . . . . . . . . . . . . . . . . . . . . . . . .                               13.092          14,739

T. ROWE PRICE EQUITY INCOME (6/5/95) . . . . . . . . . .              10.000
    1998 . . . . . . . . . . . . . . . . . . . . . . . .                                9.870         131,786
    1999 . . . . . . . . . . . . . . . . . . . . . . . .                               10.079         226,893
    2000 . . . . . . . . . . . . . . . . . . . . . . . .                               11.219         176,410
    2001 . . . . . . . . . . . . . . . . . . . . . . . .                               11.206         157,505
    2002 . . . . . . . . . . . . . . . . . . . . . . . .                                9.585         188,831
    2003 . . . . . . . . . . . . . . . . . . . . . . . .                               11.844         179,672
    2004 . . . . . . . . . . . . . . . . . . . . . . . .                               13.400         152,082
    2005 . . . . . . . . . . . . . . . . . . . . . . . .                               13.712         115,392

    2006 . . . . . . . . . . . . . . . . . . . . . . . .                               16.061          86,111

T. ROWE PRICE INTERNATIONAL STOCK (6/5/95) . . . . . . .              10.000
    1998 . . . . . . . . . . . . . . . . . . . . . . . .                                9.937          43,648
    1999 . . . . . . . . . . . . . . . . . . . . . . . .                               13.044          85,678
    2000 . . . . . . . . . . . . . . . . . . . . . . . .                               10.552         127,600
    2001 . . . . . . . . . . . . . . . . . . . . . . . .                                8.080         161,811
    2002 . . . . . . . . . . . . . . . . . . . . . . . .                                6.500         193,004
    2003 . . . . . . . . . . . . . . . . . . . . . . . .                                8.353         177,375
    2004 . . . . . . . . . . . . . . . . . . . . . . . .                                9.357         153,027
    2005 . . . . . . . . . . . . . . . . . . . . . . . .                               10.690         116,119

    2006 . . . . . . . . . . . . . . . . . . . . . . . .                               12.535          89,593



                                       21

--------------------------------------------------------------------------------------------------------------
                                                                                ACCUMULATION      NUMBER OF
                                                              ACCUMULATION       UNIT VALUE      ACCUMULATION
                                                             UNIT VALUE ON     AT END OF YEAR      UNITS AT
SUBACCOUNT                                                 COMMENCEMENT DATE    (December 31)   END OF YEAR(2)
(Date of Inception)                                              ($)(1)            ($)(1)       (December 31)
--------------------------------------------------------------------------------------------------------------
T. ROWE PRICE LIMITED-TERM BOND (6/5/95) . . . . . . . .              10.000
    1998 . . . . . . . . . . . . . . . . . . . . . . . .                               10.391          90,690
    1999 . . . . . . . . . . . . . . . . . . . . . . . .                               10.316         170,293
    2000 . . . . . . . . . . . . . . . . . . . . . . . .                               11.096         249,876
    2001 . . . . . . . . . . . . . . . . . . . . . . . .                               11.849         309,622
    2002 . . . . . . . . . . . . . . . . . . . . . . . .                               12.298         284,322
    2003 . . . . . . . . . . . . . . . . . . . . . . . .                               12.626         251,100
    2004 . . . . . . . . . . . . . . . . . . . . . . . .                               12.568         232,005
    2005 . . . . . . . . . . . . . . . . . . . . . . . .                               12.587         172,067

    2006 . . . . . . . . . . . . . . . . . . . . . . . .                               12.899         131,120

T. ROWE PRICE NEW AMERICA GROWTH (6/5/95). . . . . . . .              10.000
    1998 . . . . . . . . . . . . . . . . . . . . . . . .                               10.183          29,468
    1999 . . . . . . . . . . . . . . . . . . . . . . . .                               11.304          53,230
    2000 . . . . . . . . . . . . . . . . . . . . . . . .                                9.947          73,303
    2001 . . . . . . . . . . . . . . . . . . . . . . . .                                8.633          89,388
    2002 . . . . . . . . . . . . . . . . . . . . . . . .                                6.093          40,696
    2003 . . . . . . . . . . . . . . . . . . . . . . . .                                8.105          33,902
    2004 . . . . . . . . . . . . . . . . . . . . . . . .                                8.848          36,993
    2005 . . . . . . . . . . . . . . . . . . . . . . . .                                9.101          19,097

    2006 . . . . . . . . . . . . . . . . . . . . . . . .                                9.618          17,754

T. ROWE PRICE PERSONAL STRATEGY BALANCED (6/5/95). . . .              10.000
    1998 . . . . . . . . . . . . . . . . . . . . . . . .                               10.361          25,663
    1999 . . . . . . . . . . . . . . . . . . . . . . . .                               11.059          69,282
    2000 . . . . . . . . . . . . . . . . . . . . . . . .                               11.478          48,442
    2001 . . . . . . . . . . . . . . . . . . . . . . . .                               11.027          45,975
    2002 . . . . . . . . . . . . . . . . . . . . . . . .                               10.010          23,250
    2003 . . . . . . . . . . . . . . . . . . . . . . . .                               12.300          23,585
    2004 . . . . . . . . . . . . . . . . . . . . . . . .                               13.660          18,746
    2005 . . . . . . . . . . . . . . . . . . . . . . . .                               14.314          16,420

    2006 . . . . . . . . . . . . . . . . . . . . . . . .                               15.763          14,081

VAN KAMPEN UIF EMERGING MARKETS EQUITY (5/1/98). . . . .              10.000
    1998 . . . . . . . . . . . . . . . . . . . . . . . .                                6.985               0
    1999 . . . . . . . . . . . . . . . . . . . . . . . .                               13.391          13,983
    2000 . . . . . . . . . . . . . . . . . . . . . . . .                                8.055          16,658
    2001 . . . . . . . . . . . . . . . . . . . . . . . .                                7.415          32,336
    2002 . . . . . . . . . . . . . . . . . . . . . . . .                                6.651          21,703
    2003 . . . . . . . . . . . . . . . . . . . . . . . .                                9.801          18,864
    2004 . . . . . . . . . . . . . . . . . . . . . . . .                               11.880          16,219
    2005 . . . . . . . . . . . . . . . . . . . . . . . .                               15.657          15,422

    2006 . . . . . . . . . . . . . . . . . . . . . . . .                               21.141          14,457

VAN KAMPEN UIF CORE PLUS FIXED INCOME (5/1/98) . . . . .              10.000
    1998 . . . . . . . . . . . . . . . . . . . . . . . .                               10.438           2,775
    1999 . . . . . . . . . . . . . . . . . . . . . . . .                               10.108           5,585
    2000 . . . . . . . . . . . . . . . . . . . . . . . .                               11.055           8,256
    2001 . . . . . . . . . . . . . . . . . . . . . . . .                               11.898          14,831
    2002 . . . . . . . . . . . . . . . . . . . . . . . .                               12.573         233,334
    2003 . . . . . . . . . . . . . . . . . . . . . . . .                               12.953         241,508
    2004 . . . . . . . . . . . . . . . . . . . . . . . .                               13.310         217,941
    2005 . . . . . . . . . . . . . . . . . . . . . . . .                               13.657         178,482

    2006 . . . . . . . . . . . . . . . . . . . . . . . .                               13.948         152,422



1    Accumulation  Unit  values  are rounded to the nearest hundredth of a cent.
2    Number  of  Accumulation  Units  is  rounded  to  the  nearest  unit.

----------------------------------------------
ABOUT  US

     We are United of Omaha Life Insurance Company, a stock life insurance company organized under the laws of the State of Nebraska in 1926. We are a wholly-owned subsidiary of Mutual of Omaha Insurance Company. The Mutual of Omaha family of companies provides life, health, disability, home and auto insurance, trust services, and investment sales and brokerage services. The
Mutual of Omaha Companies have a proud tradition of supporting environmental education, beginning with its long-running Mutual of Omaha's Wild Kingdom television program, and continued through its Wildlife Heritage Trust. United of Omaha is principally engaged in the business of issuing group and individual life insurance and annuity policies, and group accident and health insurance in all states (except New York), and the District of Columbia.

     Security Benefit Life Insurance Company, One Security Benefit Place, Topeka, Kansas 66636-0001, administers the Policies on our behalf pursuant to a coinsurance agreement dated as of February 10, 2004 and an administrative services agreement dated April 20, 2004.

     We may from time to time publish (in advertisements, sales literature and reports to Policy Owners) the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Moody's Investors Service, Inc., Standard & Poor's, and Duff & Phelps Credit Rating Company. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. The ratings do not bear on the investment performance of assets held in the Variable Account or on the safety or the degree of risk associated with an investment in the Variable Account.

----------------------------------------------
INVESTMENT  OPTIONS

     We recognize you have very personal goals and investment strategies. The Policy allows you to choose from a wide array of investment options-each chosen for its potential to meet specific investment goals. You may allocate all or a part of your purchase payments to one or a combination of the variable investment options or the fixed rate options (although allocations to the systematic transfer accounts may be made only in limited circumstances). Allocations must be in whole percentages and total 100%.

The investment results of each investment portfolio, whose investment goals are briefly summarized below, are likely to differ significantly. You should consider carefully, and on a continuing basis, which portfolios or combination of investment portfolios and fixed rate options best suit your long-term investment goals.

     You can choose among 31 variable investment options and three fixed rate options.

-    VARIABLE  INVESTMENT  OPTIONS

     With the Policy's variable investment options, you bear the investment risk, not us. You control the amount of money you invest in each of the investment portfolios, and you bear the risk those investment portfolios will perform worse than you expect.

     The Variable Account, United of Omaha Separate Account C, provides you with 31 variable investment options in the form of Series Fund investment portfolios. Each Series Fund is an open-end investment management company. When you allocate Accumulation Value to a Series Fund's investment portfolio, those funds are placed in a Subaccount of the Variable Account corresponding to that investment portfolio, and the Subaccount in turn invests in the investment portfolio. The Accumulation Value of your Policy depends directly on the investment performance of the investment portfolios that you select.

     The Variable Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Variable Account or United of Omaha. The Variable Account was established as a separate investment account of United of Omaha under Nebraska law on December 1, 1993. Under Nebraska law, we own the Variable Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain of business unrelated to the Variable Account. Income, gains and losses, whether or not realized, of the Variable Account are credited or charged against the assets of the Variable Account without regard to our other income, gains or losses. Any and all distributions made by the Series Funds with respect to the shares held by the Variable Account will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the investment portfolios. We do not make any representations about their future performance. The investment portfolios may fail to meet their objectives, and they could go down in value. Each portfolio operates as a separate investment fund, and the income or losses of one portfolio generally have no effect on the investment performance of any other portfolio. Complete descriptions of each portfolio's investment goals and restrictions and other material information related to an investment in the portfolio are contained in the prospectuses for each of the Series Funds which accompany this Prospectus. Read these prospectuses carefully before you choose a portfolio.

The investment portfolios are not available for purchase directly by the general public, and are not the same as other mutual fund portfolios with very similar or nearly identical names that are sold directly to the public. However, the investment goals and policies of certain portfolios available under the Policy are very similar to the investment goals and policies of other portfolios that are or may be managed by the same investment adviser or manager. Nevertheless, the investment performance and results of the portfolios available under the Policy may be lower or higher than the investment results of such other (publicly available) portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios available under the Policy will be comparable to the investment results of any other mutual fund portfolio, even if the other portfolio has the same investment adviser or manager and the same investment goals and policies, and a very similar name.

For detailed information about any investment portfolio, including its performance history, refer to the prospectus for that investment portfolio.

------------------------------------------------------------------------------------------------------------------------
                                     VARIABLE INVESTMENT OPTIONS
   ASSET                      UNDER UNITED OF OMAHA SEPARATE ACCOUNT C                               GOAL
CATEGORY (*)                          (Series Fund - Portfolio)
--------------  ---------------------------------------------------------------------  ---------------------------------
Emerging        VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS, INC. -                            Seeks long-term capital
Markets         Van Kampen UIF Emerging Markets Equity Portfolio(6)                              appreciation
Equity          ---------------------------------------------------------------------  ---------------------------------
                                            Emerging market country securities
--------------  ---------------------------------------------------------------------  ---------------------------------
                DWS VARIABLE SERIES I -                                                     Seeks long-term capital
                DWS Global Opportunities VIP (8)                                                 appreciation
                ---------------------------------------------------------------------  ---------------------------------
                                       Small companies in the U.S. or foreign markets
                ---------------------------------------------------------------------  ---------------------------------
                DWS VARIABLE SERIES I -                                                     Seeks long-term capital
International   DWS International VIP (8)                                                        appreciation
Equity          ---------------------------------------------------------------------  ---------------------------------
                              Common stocks of companies which do business outside the United States
                ---------------------------------------------------------------------  ---------------------------------
                T. ROWE PRICE INTERNATIONAL SERIES, INC. -                                 Seeks long-term growth of
                T. Rowe Price International Stock Portfolio(9)                                      capital
                ---------------------------------------------------------------------  ---------------------------------
                                Invests primarily in common stocks of established, non-U.S. companies
--------------  ---------------------------------------------------------------------  ---------------------------------
                PIONEER VARIABLE CONTRACTS TRUST -                                          Seeks long-term capital
Real Estate     Pioneer Real Estate Shares VCT Portfolio Class I(7)                        appreciation with current
Equity                                                                                              income
                ---------------------------------------------------------------------  ---------------------------------
                          Real estate investment trusts (REITs) and other real estate industry companies
--------------  ---------------------------------------------------------------------  ---------------------------------
                ALGER AMERICAN FUND -                                                       Seeks long-term capital
                Alger American Small Capitalization Portfolio Class O(1)                         appreciation
                ---------------------------------------------------------------------  ---------------------------------
                           Under normal circumstances, the portfolio invests at least 80% of its assets in the equity securities of companies that, at the time of purchase of the securities, have a total market capitalization within the range of companies included in the Russell 2000 Growth Index or the S&P SmallCap 600 Index, as
Small-Cap                              reported by the indexes as of the most recent quarter-end
Equity          ---------------------------------------------------------------------  ---------------------------------
                DWS INVESTMENTS VIT FUNDS -                                                 Seeks long-term capital
                DWS Small Cap Index VIP (11)                                                     appreciation
                ---------------------------------------------------------------------  ---------------------------------
                          Statistically selected sample of the securities found in the Russell 2000 Index
                ---------------------------------------------------------------------  ---------------------------------
                PIONEER VARIABLE CONTRACTS TRUST                                            Seeks long-term capital
                Pioneer Small Cap Value VCT Portfolio Class II(7)                                appreciation
                ---------------------------------------------------------------------  ---------------------------------
                                Common stock of small companies with catalyst for growth potential
--------------  ---------------------------------------------------------------------  ---------------------------------
                FIDELITY(R)  VARIABLE INSURANCE PRODUCTS FUND                              Seeks long-term growth of
Mid-Cap         Fidelity VIP Mid Cap Portfolio Class 2(3)                                           capital
Equity          ---------------------------------------------------------------------  ---------------------------------
                                                  Currently undervalued companies
--------------  ---------------------------------------------------------------------  ---------------------------------
                PIONEER VARIABLE CONTRACTS TRUST -                                          Seeks long-term capital
                Pioneer Mid-Cap Value VCT Portfolio Class I(7)                                   appreciation
                ---------------------------------------------------------------------  ---------------------------------
                                                  Currently undervalued companies
--------------  ---------------------------------------------------------------------  ---------------------------------
                ALGER AMERICAN FUND -                                                       Seeks long-term capital
                Alger American Growth Portfolio Class O(1)                                       appreciation
                ---------------------------------------------------------------------  ---------------------------------
                                 Under normal circumstances, the portfolio invests primarily in the equity securities of companies that have a market capitalization of $1 billion or greater
                ---------------------------------------------------------------------  ---------------------------------
Large-Cap       FIDELITY(R)  VARIABLE INSURANCE PRODUCTS -                                 Seeks long-term capital
Growth          Fidelity(R)  VIP Contrafund(R)  Portfolio Initial Class(3)                       appreciation
Equity          ---------------------------------------------------------------------  ---------------------------------
                                                  Currently undervalued companies
                ---------------------------------------------------------------------  ---------------------------------
                                                                                         Seeks investment results that
                FIDELITY(R)  VARIABLE INSURANCE PRODUCTS -                              correspond to the total return
                Fidelity(R)  VIP Index 500 Portfolio Initial Class(3)                      of common stocks publicly
                                                                                        traded in the United States, as
                                                                                         represented by the S&P 500(R)
                ---------------------------------------------------------------------  ---------------------------------
                                      Stocks that comprise the Standard and Poor's 500SM Index
------------------------------------------------------------------------------------------------------------------------


                                       25

------------------------------------------------------------------------------------------------------------------------
                                     VARIABLE INVESTMENT OPTIONS
   ASSET                      UNDER UNITED OF OMAHA SEPARATE ACCOUNT C                               GOAL
CATEGORY (*)                          (Series Fund - Portfolio)
--------------  ---------------------------------------------------------------------  ---------------------------------
                MFS(R) VARIABLE INSURANCE TRUST -
                MFS(R) Core Equity Series (formerly known as                              Seeks capital appreciation
                Capital Opportunities Series Portfolio Initial Class)(5)
                ---------------------------------------------------------------------  ---------------------------------
                            Normally invests at least 80% of the fund's net assets in equity securities
                ---------------------------------------------------------------------  ---------------------------------
Large-Cap       MFS(R) VARIABLE INSURANCE TRUST -                                           Seeks long-term capital
Growth          MFS(R) Emerging Growth Series Portfolio Initial Class(5)                            growth
Equity          ---------------------------------------------------------------------  ---------------------------------
(Continued)                     Normally invests the fund's assets primarily in equity securities
                ---------------------------------------------------------------------  ---------------------------------
                MFS(R) VARIABLE INSURANCE TRUST -                                          Seeks long-term growth of
                MFS(R) Research Series Portfolio Initial Class(5)                          capital and future income
                ---------------------------------------------------------------------  ---------------------------------
                            Normally invests the fund's assets primarily in equity securities
--------------  ---------------------------------------------------------------------  ---------------------------------
                PIONEER VARIABLE CONTRACTS TRUST -                                          Seeks long-term capital
                Pioneer Growth Shares VCT Portfolio Class II(7)                                  appreciation
                ---------------------------------------------------------------------  ---------------------------------
Large-Cap               Focus on secular trends, competitive strength and return on incremental invested capital
Growth          ---------------------------------------------------------------------  ---------------------------------
Equity          T. ROWE PRICE EQUITY SERIES, INC. -                                        Seeks long-term growth of
                T. Rowe Price New America Growth Portfolio(10)                               capital
                ---------------------------------------------------------------------  ---------------------------------
                         Invests primarily in the common stocks of companies operating in sectors T. Rowe
                                  Price believe will be the fastest growing in the United States
--------------  ---------------------------------------------------------------------  ---------------------------------
                FIDELITY(R)  VARIABLE INSURANCE PRODUCTS FUND -                             Seeks dividend income &
                Fidelity(R)  VIP Equity-Income Portfolio Initial Class(3)                    capital appreciation
                ---------------------------------------------------------------------  ---------------------------------
                                                Income-producing equity securities
                ---------------------------------------------------------------------  ---------------------------------
                PIONEER VARIABLE CONTRACTS TRUST -                                          Seeks current income &
                Pioneer Equity Income VCT Portfolio Class II(7)                                long-term growth
                ---------------------------------------------------------------------  ---------------------------------
                                     Focus on large, strong companies with histories of dividend growth
                ---------------------------------------------------------------------  ---------------------------------
Large-Cap       PIONEER VARIABLE CONTRACTS TRUST -                                         Seeks capital growth with
Value           Pioneer Fund VCT Portfolio Class II(7)                                          current income
Equity          ---------------------------------------------------------------------  ---------------------------------
                                      Emphasizes high-quality, value and long-term earnings potential
                ---------------------------------------------------------------------  ---------------------------------
                DWS VARIABLE SERIES I -                                                     Seeks long-term capital
                DWS Growth & Income VIP (8)                                                appreciation with current
                                                                                          income and growth of income
                ---------------------------------------------------------------------  ---------------------------------
                                             Common stocks of large, established U.S. companies
                ---------------------------------------------------------------------
                T. ROWE PRICE EQUITY SERIES, INC. -                                         Seeks dividend income &
                T. Rowe Price Equity Income Portfolio(10)                               capital appreciation
                ---------------------------------------------------------------------  ---------------------------------
                                           Dividend-paying common stocks of established companies
--------------  ---------------------------------------------------------------------  ---------------------------------
                                                                                            Seeks to maximize total
                FIDELITY(R)  VARIABLE INSURANCE PRODUCTS -                              return by allocating its assets
                Fidelity(R) VIP Asset Manager: Growth(R) Portfolio Initial Class(3,4)        among stocks, bonds,
                                                                                            short-term instruments,
                                                                                             and other investments
                ---------------------------------------------------------------------  ---------------------------------
Hybrid                  Domestic and foreign stocks, bonds, short-term investments and money market instruments
                ---------------------------------------------------------------------  ---------------------------------
                                                                                        Seeks the highest total return
                T. ROWE PRICE EQUITY SERIES, INC. -                                      over time consistent with an
                T. Rowe Price Personal Strategy Balanced Portfolio(10)                     emphasis on both capital
                                                                                            appreciation and income
                ---------------------------------------------------------------------  ---------------------------------
                                Diversified portfolio of stocks, bonds and money market securities
--------------  ---------------------------------------------------------------------  ---------------------------------
International   MFS(R) VARIABLE INSURANCE TRUST -                                         Seeks total return with an
Fixed Income    MFS(R) Strategic Income Series Portfolio Initial Class(5)                  emphasis on high current
                                                                                         income & capital appreciation
------------------------------------------------------------------------------------------------------------------------


                                       26

------------------------------------------------------------------------------------------------------------------------
                                     VARIABLE INVESTMENT OPTIONS
   ASSET                      UNDER UNITED OF OMAHA SEPARATE ACCOUNT C                               GOAL
CATEGORY (*)                          (Series Fund - Portfolio)
--------------  ---------------------------------------------------------------------  ---------------------------------
                                 Normally invests the fund's assets primarily in debt instruments
--------------  ---------------------------------------------------------------------  ---------------------------------
                                                                                         Seeks high current income by
                                                                                           investing primarily in a
                MFS(R) VARIABLE INSURANCE TRUST -                                           professionally managed
High Yield      MFS(R) High Income Series Portfolio Initial Class(5)                    diversified portfolio of fixed
Fixed Income                                                                              income securities, some of
                                                                                           which may involve equity
                                                                                                     features
                ---------------------------------------------------------------------  ---------------------------------
                         Normally invests at least 80% of the fund's net assets in high income debt instruments
--------------  ---------------------------------------------------------------------  ---------------------------------
                                                                                           Seeks above average total
                VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS, INC. -                         return over a market cycle of
                Van Kampen UIF Core Plus Fixed Income Portfolio(6)                      3 to 5 years from a diversified
                                                                                          portfolio of fixed income
Intermediate-                                                                                     securities
Term/Long-      ---------------------------------------------------------------------  ---------------------------------
Term Fixed                     Medium to high quality fixed income investments of intermediate maturity
Income          ---------------------------------------------------------------------  ---------------------------------
                FEDERATED INSURANCE SERIES -                                                 Seeks current income
                Federated Fund for U.S. Gov't Securities II Portfolio(2)
                ---------------------------------------------------------------------  ---------------------------------
                                        U.S. Government bonds
--------------  ---------------------------------------------------------------------  ---------------------------------
                T. ROWE PRICE FIXED INCOME SERIES, INC. -                                Seeks a high level of current
Short-Term      T. Rowe Price Limited-Term Bond Portfolio(10)                               income consistent with
Fixed Income                                                                              moderate price fluctuations
                ---------------------------------------------------------------------  ---------------------------------
                                    Short and intermediate-term investment grade debt securities
--------------  ---------------------------------------------------------------------  ---------------------------------
                FEDERATED INSURANCE SERIES -                                                 Seeks current income
                Federated Prime Money Fund II Portfolio(2)                             consistent with the stability of
Cash                                                                                               principal
                ---------------------------------------------------------------------  ---------------------------------
                                                High-quality money market instruments
------------------------------------------------------------------------------------------------------------------------

     (*) Asset category designations are our own to help you gain insight into each investment portfolio's intended objectives, but do not assure that any investment portfolio will perform consistent with the categorization. INFORMATION CONTAINED IN THE INVESTMENT PORTFOLIOS' PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING IN ANY SUBACCOUNT.


INVESTMENT  ADVISERS  OF  THE  SERIES  FUNDS:

(1)  Fred  Alger  Management,  Inc.
(2)  Federated  Investment  Management  Company.
(3)  Fidelity  Management  &  Research  Company.
(4) Fidelity Management & Research (U.K.) Inc., and Fidelity Management and Research (Far East) Inc., regarding research and investment recommendations with respect to companies based outside the United States.
(5)  MFS  Investment  Management.
(6)  Morgan  Stanley  Investment  Management  Inc.
(7)  Pioneer  Investment  Management,  Inc.
(8)  Deutsche  Investment  Management  Americas  Inc.
(9)  T.  Rowe  Price  International,  Inc.
(10) T.  Rowe  Price  Associates,  Inc.
(11) Deutsche  Asset  Management,  Inc.

We do not assure that any portfolio will achieve its stated goal. Detailed information, including a description of each investment portfolio's investment goals and policies, a description of risks involved in investing in each of the portfolios and each portfolio's fees and expenses is contained in the prospectuses for the Series Funds, current copies of which accompany this Prospectus. None of these portfolios are insured or guaranteed by the U.S. government.

     The investment advisers of the Series Funds and the investment portfolios are described in greater detail in the prospectuses for the investment portfolios. Past performance may not be an indication of future performance.

     Each investment portfolio is designed to provide an investment vehicle for variable annuity and variable life insurance contracts issued by various insurance companies. For more information about the risks associated with the use of the same funding vehicle for both variable annuity and variable life insurance contracts of various insurance companies, see the prospectuses of the investment portfolios that accompany this Prospectus.

     We may perform certain shareholder services and other administrative functions on behalf of the investment portfolios or their investment advisers. We may receive revenues from the investment portfolios or their investment advisers for the performance of these services. The amount of these revenues could be substantial and may depend on the amount our Variable Account invests in the investment portfolios and/or any portfolio thereof.

ADDING,  DELETING,  OR  SUBSTITUTING  VARIABLE  INVESTMENT  OPTIONS

     We do not control the Series Funds, so we cannot guarantee that any of the portfolios will always be available. We retain the right to change the investments of the Variable Account. This means we may eliminate the shares of any investment portfolio held in our Variable Account and substitute shares of another open-end management investment company for the shares of any investment portfolio, if the shares of the investment portfolio are no longer available for investment or if, in our judgment, investment in any portfolio would be inappropriate in view of the purposes of the Variable Account. We will first notify you and receive any necessary SEC and state approval before making such a change.

     If an investment portfolio is eliminated, we will ask you to reallocate any amount in the eliminated investment portfolio. If you do not reallocate these amounts, we will reallocate such amounts only in accordance with SEC pronouncements, and only after obtaining an exemptive order from the SEC, if required.

     If we make a portfolio substitution or change, we may change the Policy to reflect the substitution or change. Our Variable Account may be (i) operated as a management investment company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Variable Account to other accounts.

-    FIXED  RATE  OPTIONS  (MAY  NOT  BE  AVAILABLE  IN  ALL  STATES)

     There are three fixed rate options: a fixed account and two systematic transfer accounts. With fixed rate options, we bear the investment risk. This means we guarantee that you will earn a minimum interest rate. This minimum interest rate is guaranteed to yield 3% per year, compounded annually. We may declare a higher current interest rate. Whatever interest rate we declare will be guaranteed for at least one year. We have full control over how assets allocated to fixed rate options are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared. The fixed rate options may not be available in all states. The focus of this Prospectus is to disclose the Variable Account aspects of the Policy. For additional details regarding the fixed rate options, please see the Policy.

All amounts allocated to the fixed rate options become part of the general account assets of United of Omaha. Interests in the general account have not been registered with the SEC and are not subject to the SEC's regulation, nor is the general account registered as an investment company with the SEC. Therefore, SEC staff has not reviewed the fixed rate option disclosures in this Prospectus.

SYSTEMATIC  TRANSFER  ACCOUNTS

     A systematic transfer account is the fixed rate option used if you elect to participate in the systematic transfer enrollment program ("STEP program"). You may only elect one program: the four-month or 12-month account. The STEP program is used to automatically transfer a predetermined dollar amount on a monthly basis to any of the Subaccounts you choose. You cannot transfer amounts from the STEP program to the fixed account. The allocation and the predetermined dollar amount may not be changed once the STEP program is elected. You must have a minimum of $5,000 in your systematic transfer account in order to participate in the STEP program. No additional funds may be allocated to the systematic transfer account once the Policy has been issued (except for funds designated to be transferred into the Policy pursuant to an Internal Revenue Code Section 1035 exchange or an IRA rollover or transfer), but additional purchase payments may be allocated to either systematic transfer account during the first seven Policy Years after you purchase the Policy as long as there are no amounts in the systematic transfer account at the time of such additional allocation.

     Funds allocated to the systematic transfer account must be completely transferred to the Variable Account in either a four-month or 12-month period (whichever you choose). We may credit a different rate of interest to the four-month account than to the 12-month account. Transfers from the systematic transfer accounts do not count toward the 12 free transfers allowed each Policy Year. You may not transfer funds into any systematic transfer account. The systematic transfer accounts may not be used to practice "market timing", and we may disallow transactions involving this account on that basis.

FIXED  ACCOUNT  AND  SYSTEMATIC  TRANSFER  ACCOUNTS

We have sole discretion to set current interest rates of the fixed rate options. We do not guarantee the level of future interest rates of fixed rate options, except that they will not be less than the guaranteed minimum interest rate.

     The fixed account and the systematic transfer accounts are part of our general account assets. Our general account includes all our assets except those segregated in the Variable Account or in any other separate investment account. You may allocate purchase payments to the fixed account or transfer amounts from the Variable Account to the fixed account. Instead of you bearing the investment risk, as you do with investments allocated to the Variable Account, we bear the full investment risk for investments in the fixed rate options. We have sole discretion to invest the assets of our general account, subject to applicable law.

     We guarantee that money invested in any fixed rate option will earn an effective rate of interest which will yield at least 3% per year, compounded annually. However, we have complete discretion to declare interest in excess of the guaranteed minimum rate, or not to declare any excess interest. You bear this risk. Once declared, we guarantee that any rate will last for the applicable period. Different rates of interest may be credited to each systematic transfer account and to the fixed account.

     We guarantee that, at any time prior to the Annuity Starting Date or the death of the Owner, the amount in your fixed account or systematic transfer account will not be less than:

(i) the amount of purchase payments allocated and Accumulation Value transferred to the fixed account or systematic transfer account, less
(ii) premium taxes or other taxes allocable to the fixed account or systematic transfer account, less
(iii) any amounts deducted from the fixed account or systematic transfer account in connection with partial withdrawals (including any withdrawal charges), allocable expenses or transfers to the Variable Account, less
(iv) the  charges  for  the returns benefit rider, if you elect this rider, plus
(v) interest at a rate which is guaranteed to yield 3% per year, compounded annually, and plus
(vi) excess interest (if any) credited to amounts in the fixed account or systematic transfer account.

-   TRANSFERS

     Subject to restrictions during the "right to examine period" and prior to the Annuity Starting Date, you may transfer Accumulation Value from one Subaccount to another, from the Variable Account to the fixed account, or from the fixed account to any Subaccount, subject to these rules:

TRANSFER  RULES:

     - We must receive notice of the transfer-either Written Notice or an authorized telephone transaction.
     - The transferred amount must be at least $500, or the entire Subaccount value if it is less. If the Subaccount value remaining after a transfer will be less than $500, we will include that amount as part of the transfer.
     - The first 12 transfers each Policy Year from Subaccounts are free. The rest cost $10 each. This fee is deducted from the amount transferred. We will never allow more than 24 transfers in a Policy Year.
     -    A  transfer  from  the  fixed  account:
          - may be made only once each Policy Year (unless the dollar cost averaging program or the systematic transfer account program is elected);
          -    is  free;
          -    may  be  delayed  up  to  six  months (30 days in West Virginia);
          -    does  not  count  toward  the  12  free  transfer  limit;  and
          - is limited during any Policy Year to 10% of the fixed account value on the date of the initial transfer during that year.
     - If you transfer amounts from the fixed account to the Variable Account, we can restrict or limit any transfer of those amounts back to the fixed account.
     - Transfers result in the cancellation of Accumulation Units in the Subaccount from which the transfer is made, and the purchase of Accumulation Units in a Subaccount to which a transfer is made.
     - We reserve the right to permit transfers from the fixed account in excess of the 10% annual limitation.

THIRD-PARTY  TRANSFERS:

     Where permitted and subject to our rules, we may accept your authorization to have a third party exercise transfers on your behalf. Third-party transfers are subject to the same rules as all other transfers.

-    MARKET-TIMING  RESTRICTIONS

MARKET-TIMING  RESTRICTIONS

     The Policy is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the investment portfolio. We discourage these kinds of strategies and transfer activities, which may disrupt portfolio management of the investment portfolios in which the Subaccounts invest (such as requiring the investment portfolio to maintain a high level of cash or causing the investment portfolio to liquidate investments prematurely to pay withdrawals), hurt investment portfolio performance, and drive investment portfolio expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the investment portfolios, the risk exists that the investment portfolios may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected investment portfolio, Owners with Accumulation Value allocated to the corresponding
Subaccount (as well as their Beneficiaries and Annuitants) and long-term investors who do not generate these costs.

     United of Omaha has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the investment portfolios or potentially disadvantageous to other Owners with Accumulation Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:

     -    the  total  dollar  amount  being  transferred;
     -    the  number  of  transfers  you  made  within  the previous 12 months;
     -    transfers  to  and  from  (or  from  and  to)  the  same  Subaccount;
     - whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and
     - whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.

     If we determine that your transfer patterns among the Subaccounts are disruptive to the investment portfolios or potentially disadvantageous to Owners, we will send you a letter notifying you that we are prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a 90-day period that begins on the date of the letter. In addition, we will require that you submit transfer requests in writing via regular U.S. mail for a 90-day period if you make a certain number of transfers from a Subaccount followed by a transfer to that Subaccount (or to a Subaccount followed by a transfer from that Subaccount) ("round trip transfers") during the prior 12-month period, as follows.

-------------------------------------------------------------------------------------------------------------
                                                                                              NUMBER OF ROUND
                                     SUBACCOUNT                                               TRIP TRANSFERS*
--------------------------------------------------------------------------------------------  ---------------
Federated Prime Money Fund II                                                                   unlimited
--------------------------------------------------------------------------------------------  ---------------
Alger American Growth, Alger American Small Capitalization, MFS(R) Core Equity, MFS(R)           4
Emerging Growth, MFS(R) High Income, MFS(R) Research, MFS(R) Strategic Income, Pioneer
Equity Income VCT, Pioneer Fund VCT, Pioneer Growth Shares VCT, Pioneer Mid-Cap Value
VCT, Pioneer Real Estate Shares VCT, Pioneer Small Cap Value VCT, DWS Small Cap Index
VIP, DWS Global Opportunities VIP, DWS Growth and Income VIP, DWS International VIP,
Van Kampen UIF Emerging Markets Equity, and Van Kampen UIF Core Plus Fixed Income
--------------------------------------------------------------------------------------------  ---------------
Federated Fund for U.S. Government Securities II, Fidelity(R) VIP Asset Manager: Growth(R),      1**
Fidelity(R) VIP Contrafund(R), Fidelity(R) VIP Equity-Income, Fidelity(R) VIP Index 500,
Fidelity(R) VIP Mid Cap
--------------------------------------------------------------------------------------------  ---------------
T. Rowe Price Equity Income, T. Rowe Price International Stock, T. Rowe Price Limited-Term       1***
Bond, T. Rowe Price New America Growth, T. Rowe Price Personal Strategy Balanced
-------------------------------------------------------------------------------------------------------------

* Number of round trip transfers in any 12-month period that will trigger a letter requiring that you submit transfer requests in writing via regular
     U.S.  mail  for  a  90-day  period  that  begins on the date of the letter.

** Number of round trip transfers in any three-month period that will trigger a letter requiring that you submit transfer requests in writing via regular
     U.S.  mail  for  a  90-day  period  that  begins on the date of the letter.


*** Number of round trip transfers that can be made in any 90-day period before the Company will prohibit further transfers to that subaccount. Transfers to the subaccount will be prohibited until such exchange may be made without violating the number of round trip transfers set forth above.


-------------------------------------------------------------------------------------------------------------

     In addition to our frequent transfer procedures, managers of the investment portfolios may contact us if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, we will take appropriate action to protect others. In particular, we may, and we reserve the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and we will inform the Owner in writing at his or her address of record. To the extent permitted by applicable law, we reserve the right to reject a transfer request at any time that we are unable to purchase or redeem shares of any of the investment portfolios because of any refusal or restriction on purchases or redemptions of their shares as a result of the investment portfolio's policies and procedures on market timing activities or other potentially abusive transfers. We also reserve the right to implement and administer redemption fees imposed by one or more of the investment portfolios in the future. You should read the prospectuses of the investment portfolios for more details on their ability to refuse or restrict purchases or redemptions of their shares.

     In our sole discretion, we may revise our market timing procedures at any time without prior notice as we deem necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners or investment portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We will apply any such revised market timing procedures uniformly to all Owners without special arrangement, waiver, or exception. We may change our parameters to monitor for factors other than the number of "round trip transfers" into and out of particular Subaccounts. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Policies that it believes are connected (for example, two Policies with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

     We do not include in these limitations transfers made pursuant to the dollar cost averaging, asset allocation or rebalancing programs. We may vary market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. We may not always apply these detection methods to Subaccounts investing in investment portfolios that, in our judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers. We do not accommodate frequent transfers among Subaccounts; provided, however, that a number of round trip transfers is permitted in any 12 month period as set forth in the table above.

     Owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Policy may also limit our ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners or investment portfolio shareholders involves judgments that are inherently subjective. Accordingly, despite our best efforts, we cannot guarantee that our market timing procedures will detect every potential market timer, but we apply our market timing procedures uniformly to all Owners without special arrangement, waiver, or exception. Because other insurance companies and/or retirement plans may invest in the investment portfolios, we cannot guarantee that the investment portfolios will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

     Because the United of Omaha cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. As a result of the limits of the Company's operational systems and technology, and variations in other insurance companies' policies and procedures to deter and detect harmful transfer activity, there is a risk that some Owners may engage in harmful transfer activity and other Owners will bear the costs associated with any such activity.

-    DOLLAR  COST  AVERAGING

     Our dollar cost averaging program allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from one Subaccount or the fixed account to any Subaccount(s). You can begin dollar cost averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. Rules of the dollar cost averaging program are:

The dollar cost averaging and the STEP program are intended to result in the purchase of more Accumulation Units when the Accumulation Unit value is low, and fewer units when the Accumulation Unit value is high. However, there is no guarantee that either program will result in a higher Accumulation Value or otherwise be successful.

DOLLAR  COST  AVERAGING  RULES:

     -    The  dollar  cost  averaging  program  is  free.
     - We must receive notice of your election and any changed instruction -- either Written Notice or an authorized telephone transaction.
     - Automatic transfers can occur monthly, quarterly, semi-annually, or annually.
     - There must be at least $5,000 of Accumulation Value in the Subaccount or fixed account from which transfers are being made to begin dollar cost averaging.
     - Amount of each transfer must be at least $100, and must be $50 per Subaccount.
     - If transfers are made from the fixed account, the maximum annual transfer amount is 10% of that account's value at the time of the first dollar cost averaging transfer during that Policy Year. There is no maximum transfer amount limitation applicable to any of the Subaccounts.
     - Dollar cost averaging program transfers cannot begin before the end of a Policy's "right to examine" period.
     - You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Policy monthly anniversary following the date the Policy's "right to examine" period ends.
     - You can limit the number of transfers to be made, in which case the program will end when that number has been made as long as there are sufficient funds to make the number of transfers requested. Otherwise, the program will terminate on the transfer date when the amount remaining in the applicable Subaccount or the fixed account is less than $100 prior to a transfer.
     - Transfers made according to the dollar cost averaging program do not count in determining whether a transfer fee applies.

-    SYSTEMATIC TRANSFER ENROLLMENT PROGRAM
     ("STEP PROGRAM") (MAY NOT BE AVAILABLE IN ALL STATES)

You  cannot  transfer  amounts  from  the  STEP  program  to  the fixed account.

     The STEP program allows you to automatically transfer funds on a monthly basis from the systematic transfer account to any Subaccount. It allows you to use a dollar cost averaging concept to move your initial purchase payment from a fixed interest rate account into variable investment options within either a four-month or 12-month period, depending upon which time period you elect. You cannot transfer funds from the STEP account into the fixed account. If you want to move funds from a fixed interest rate account into variable investment options over a longer time period using the same concept, then you should use the dollar cost averaging program. We may credit different interest rates to amounts in a systematic transfer account than to amounts in the other systematic transfer account or the fixed account.

STEP  PROGRAM  RULES:

     -    The  STEP  program  is  free.
     - Can only be selected on the initial application, for amounts transferred into the Policy pursuant to an Internal Revenue Code
          Section 1035 exchange or an IRA rollover or transfer, or for subsequent purchase payments in the first seven Policy Years only if there is no current balance in the systematic transfer account.
     - Must have at least $5,000 in a systematic transfer account to begin the program.
     -    You may only participate in one systematic transfer account, not both.
     - Amount transferred each month must be at least an amount sufficient to transfer the entire amount out of the systematic transfer account in either four or 12 equal monthly payments.
     -    Transfers  must  be  at  least  $50  per  Subaccount.
     - Upon receipt of funds by Section 1035 exchange or for an IRA rollover or transfer, the four or 12 monthly payment requirement is restarted and the minimum monthly transfer amount is recalculated.
     -    Cannot begin before the end of the Policy's "right to examine" period.
     - You may specify transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, the transfers will be made on the next Business
          Day). If you do not select a start date, the STEP program will begin on the next Policy monthly anniversary following the date the Policy's "right to examine" period ends.
     -    No  transfers  may  be  made  into  the  systematic  transfer account.
     - All funds remaining in the systematic transfer account on the date of the last monthly transfer will be transferred to the Subaccounts in a pro rata amount consistent with your allocation instructions.
     - The STEP program ends the earlier of the date when all amounts in the systematic transfer account have been transferred or the date of the last monthly STEP program transfer.

-    ASSET  ALLOCATION  PROGRAM

     The asset allocation program allows you to allocate purchase payments and Accumulation Value among designated Subaccounts and the fixed account. You can specify your own desired allocation instructions, or you can choose to use one of the five asset allocation models outlined below. The fixed rate options are not included in this program.

ASSET  ALLOCATION  PROGRAM  RULES:

     -    The  asset  allocation  program  is  free.
     - You must request the asset allocation program in the Policy application or by Written Notice or an authorized telephone transaction.
     - Changed instructions, or a request to end this program, must also be by Written Notice or authorized telephone transaction.
     - You must have at least $10,000 of Accumulation Value to begin the asset allocation program.
     - Transfers made pursuant to this program do not count in determining whether a transfer fee applies.
     - The asset allocation program will automatically rebalance your value in the Subaccounts to the model you select on an annual basis, unless you designate semiannual or quarterly rebalancing. Your value in the Subaccounts will be rebalanced to the then-current version of the model in effect.
     - We will not change an investment portfolio that is included in a model unless the portfolio is liquidated. If an investment portfolio is liquidated, you will receive multiple notices, and have an opportunity to elect a revised model. You will also have the option to invest the funds in the liquidated investment portfolio in another model or in any remaining investment portfolio. If you do not elect to participate in the revised model or any other investment option, your funds in the liquidated investment portfolio will be transferred to the Federated Prime Money Fund II. There will be no charge for any transfer of funds from the liquidated investment portfolio to the revised model, the Federated Prime Money Fund II, or any other investment option, and any such transfer or allocation will not count toward the 12 free transfer limit.

     The asset allocation program does not protect against a loss, and may not achieve your goal.

-----------------------------------------------------------------------------------------------------------------
                                           ASSET ALLOCATION MODELS
                                             CURRENT ALLOCATIONS
-----------------------------------------------------------------------------------------------------------------
                                                              PORTFOLIO                  CAPITAL
                                              PRINCIPAL       PROTECTOR      INCOME    ACCUMULATOR      EQUITY
                                              CONSERVER      (moderately    BUILDER    (moderately    MAXIMIZER
                                            (conservative)  conservative)  (moderate)  aggressive)   (aggressive)
PORTFOLIO                                         %               %            %            %             %
------------------------------------------  --------------  -------------  ----------  ------------  ------------

Fidelity(R) VIP Index 500                         20             15            15           15            15
MFS(R) Core Equity Series (formerly known         0               5            10           15            20
as Capital Opportunities Series)
Pioneer Mid-Cap Value VCT                         0               5            10           15            20
T. Rowe Price Equity Income                       0               5            10           15            20
T. Rowe Price International Stock                 0              10            15           15            20
T. Rowe Price Limited-Term Bond                   50             30            0            0             0
Van Kampen UIF Emerging Markets Equity            0               0            0            5             5
Van Kampen UIF Core Plus Fixed Income             30             30            40           20            0
-----------------------------------------------------------------------------------------------------------------

-    REBALANCING  PROGRAM

     The rebalancing program allows you to rebalance part or all of your Accumulation Value among designated Subaccounts and the fixed account pursuant to your instructions on a quarterly, semi-annual, or annual basis. Rebalancing utilizes your allocation instructions in effect at the end of any STEP program period. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

REBALANCING  PROGRAM  RULES:

     -    The  rebalancing  program  is  free.
     - You must request the rebalancing program and give us your rebalancing instructions by Written Notice or an authorized telephone transfer.
     - Changed instructions, or a request to end this program must be by Written Notice.
     - You must have at least $10,000 of Accumulation Value to begin the rebalancing program.
     -    You  may  have rebalancing occur quarterly, semi-annually or annually.
     - Transfers made pursuant to this program do not count in determining whether a transfer fee applies.

The rebalancing program does not protect against a loss, and otherwise is not guaranteed to achieve your goals.

The rebalancing program does not protect against a loss and may not achieve your investment goals.

--------------------------------------------
IMPORTANT  POLICY  PROVISIONS

     The Ultrannuity(R) Series V Policy is a flexible purchase payment variable deferred annuity policy. The Policy allows you to save and invest your assets on a tax-deferred basis. A feature of the Policy distinguishing it from non-annuity investments is its ability to guarantee annuity payments to you for as long as you live. In addition, if you die before those payments begin, the Policy will pay a death benefit to your Beneficiary. Some key rights and benefits under the Policy are summarized in this Prospectus; however, you must refer to the Policy for the actual terms of the Policy. You may obtain a copy of the Policy from us. The Policy can be purchased as a tax-qualified or nonqualified annuity. The Policy remains in force until surrendered for its Cash Surrender Value, or all proceeds have been paid under an annuity payout option or as a death benefit.

-    POLICY  APPLICATION  AND  PURCHASE  PAYMENTS

     Applications for the Ultrannuity(R) Series V Policy are no longer accepted.

PURCHASE  PAYMENT  REQUIREMENTS

     Your purchase payment checks should be made payable to "United of Omaha Life Insurance Company." We may postpone crediting any payment made by check to your Policy's Accumulation Value until your bank has honored the check. Payment by certified check, banker's draft, or cashier's check will be promptly applied. We may also postpone crediting any purchase payment until your allocation instructions are in good order. Under our electronic funds transfer program, you may select a monthly payment schedule for us to automatically deduct purchase payments from your bank account or other sources. We reserve the right to change the following purchase payment requirements.

     Additional  Purchase  Payments:
     ------------------------------
     - Must be at least $500; $100 if payments are made via our electronic fund transfer program.
     - Will not be accepted on or after the sooner of (i) the Policy anniversary following your 88th birthday or (ii) your Annuity Starting Date.

ALLOCATING  YOUR  PURCHASE  PAYMENTS

     You must allocate your purchase payments to one or more of the variable investment or fixed rate options. The allocations in your Policy application will be used for additional purchase payments until you change your allocation. If you do not specify any allocation, we will not accept your purchase payment.

     -    Allocations  must  be  in  whole  percentages,  and  total  100%.
     - The minimum allocation amount is $500 (or $100 for electronic funds transfer amounts).
     - You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to payments received on or after the date we receive your Written Notice or authorized telephone transaction.
     - All purchase payments will be allocated pursuant to your instructions on record with us, except your initial purchase payment and any additional purchase payments received during your Policy's "right to examine" period may be subject to the following special requirements.

     "Right  to  Examine"  Period  Allocations:
     -----------------------------------------

     We will allocate your net initial purchase payment to your selected Subaccounts and fixed rate options on the date of issue of the Policy. If you cancel your Policy during the "right to examine" period, we will return your Accumulation Value as of the date we receive your request. This may be more or less than your purchase payment. If required by your state, we instead will return your purchase payments.

-    ACCUMULATION  VALUE

     On your Policy's date of issue, the Accumulation Value equals the initial purchase payment less any charge for applicable premium taxes. On any Business Day thereafter, the Accumulation Value equals the sum of the Policy's values in the Variable Account and the fixed rate options. The Policy's Accumulation Value is expected to change from day to day, reflecting the expenses and investment experience of the selected investment portfolios (and interest earned in the fixed rate options) as well as the Policy's deductions for charges.

VARIABLE  ACCOUNT  VALUE

     The Policy's value in the Variable Account equals the sum of the Policy's Accumulation Values for each Subaccount. The Accumulation Value for each Subaccount equals:

     (a) the current number of Accumulation Units in the Subaccount for the Policy; multiplied by
     (b)  the  current  Accumulation  Unit  value.

     A net purchase payment, withdrawal or transfer allocated to a Subaccount is converted into Accumulation Units by dividing the dollar amount by the Accumulation Unit value for the applicable Subaccount for the day during which the net purchase payment or transfer is allocated to or transferred from the Subaccount. The initial Accumulation Unit value for each Subaccount was set at $10 when the Subaccount was established (except it was $1 for the Federated Prime Money Fund II Subaccount). The Accumulation Unit value may increase or decrease from one day to the next.

     The Accumulation Unit value for a Subaccount on any Business Day is calculated as follows:

          (a) The net asset value per share of the applicable investment portfolio multiplied by the number of shares held in the Subaccount, before the purchase or redemption of any shares on that date; minus
          (b) the cumulative unpaid charge for the mortality and expense risk charge, administrative expense charge and a charge for the enhanced death benefit, if any; minus
          (c) any applicable charge for federal and state income taxes, if any; the result divided by
          (d) the total number of Accumulation Units held in the Subaccount on that date, before the purchase or redemption of any Accumulation Units on that day.

     Positive investment experience of the applicable portfolio will increase the Accumulation Unit values and negative investment experience will decrease the Accumulation Unit values. Expenses and deductions will have a negative effect on unit values.

FIXED  ACCOUNT  VALUE

     The  accumulation  value  of  the fixed account on any Business Day equals:

          (a) the accumulation value at the end of the preceding Business Day; plus
          (b) any net purchase payments credited since the end of the previous Business Day; plus
          (c) any transfers from the Subaccounts credited to the fixed account since the end of the previous Business Day; minus
          (d) any transfers from the fixed account to the Subaccounts since the end of the previous Business Day; minus
          (e) any partial withdrawal, withdrawal charge and expenses taken from the fixed account since the end of the previous Business Day; plus
          (f)  interest  credited  on  the  fixed  account  balance.

SYSTEMATIC  TRANSFER  ACCOUNT  VALUE

     The Accumulation Value of any systematic transfer account on any Business Day equals:

          (a)  the  value  at  the  end  of  the  preceding  Business  Day; plus
          (b) any purchase payments credited since the preceding Business Day; minus
          (c) any partial withdrawal, withdrawal charge and expenses taken from the systematic transfer account since the end of the preceding Business Day; minus
          (d) any transfers from the systematic transfer account to the Subaccounts since the end of the preceding Business Day; plus
          (e)  interest  credited  on  the  systematic transfer account balance.

-    TELEPHONE  TRANSACTIONS

TELEPHONE TRANSACTIONS           TELEPHONE TRANSACTION
PERMITTED                        RULES:

-  Transfers.                    -  Only you may elect.  Do so on the Policy application or by prior Written Notice to us.
-  Partial withdrawals of        -  Must be received by close of the New York Stock Exchange ("NYSE")
   $10,000 or less by you (may      (usually 3 p.m. Central Time); if later, the transaction will be
   be restricted in community       processed the next Business Day.
   property states).             -  Will be recorded for your protection.
-  Change of purchase payment    -  For security, you must provide your Social Security number and/or other
   allocations.                     identification information.
                                 -  May be discontinued at any time as to some or all Owners.
                                 -  For any transaction that would reduce or impair the death benefit, consent from any irrevocable beneficiary is required.

     We are not liable for following telephone transaction instructions we reasonably believe to be genuine. Any Owner individually can make telephone transactions, even if there are joint Owners.

-    DEATH  OF  ANNUITANT

     If the Annuitant is an Owner or joint Owner, the death of the Annuitant will be treated as the death of an Owner.

     If the Annuitant is not an Owner, and the Annuitant dies before the Annuity Starting Date, you may name a new Annuitant if such Owner is not a corporation or other non-individual or if such Owner is the trustee of an Internal Revenue Code Section 401(a) retirement plan. If you do not name a new Annuitant, you will become the Annuitant.

     If the Annuitant is not an Owner and the Annuitant dies on or after the Annuity Starting Date, we will pay you any remaining guaranteed annuity payments.

-    DELAY  OF  PAYMENTS

     We will usually pay any amounts from the Variable Account requested as a partial withdrawal or cash surrender within seven days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if: (i) the NYSE is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Variable Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

     We may defer payments of partial withdrawals or a cash surrender from the fixed account for up to six months (30 days in West Virginia) from the date we receive your Written Notice.

     We reserve the right to delay payments of partial withdrawals or a cash surrender from both the Variable Account and the fixed account until all of your purchase payment checks have been honored by your bank.

-    MINOR  OWNER  OR  BENEFICIARY

     A minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy Beneficiary. In most states parental status does not automatically give parents the power to provide an adequate
              ---
release to us to make Beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named Beneficiary, we are able to pay the minor's Beneficiary payments to the minor's trustee or guardian. Some states allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian. If there is no adult representative able to give us an adequate release for payment of the minor's Beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

-    POLICY  TERMINATION

     We may cancel your Policy upon 60 days' notice to you if the Accumulation Value falls below $500. This cancellation would be a full surrender of the Policy. Upon Policy termination, a withdrawal charge and premium taxes may apply.

------------------------------------------
EXPENSES

     The charges and fees described below compensate us for our expenses in distributing the Policy, bearing mortality and expense risks under the Policy, and administering the investment options and the Policy. Except where stated otherwise, charges and fees shown are the maximum we will charge, and some actual expenses may be less. These charges and fees will reduce the value of your Policy and the return on your investment. Each Series Fund also deducts expenses from each portfolio; those expenses are described in each investment portfolio prospectus.

-    WITHDRAWAL  CHARGE

-------------------------------------------------------------------------------
Years Since Receipt of Purchase Payment   1    2    3    4    5    6    7   8+
---------------------------------------  --   --   --   --   --   --   --   ---
Applicable Withdrawal Charge Percentage   7%   6%   5%   4%   3%   2%   1%   0%
-------------------------------------------------------------------------------

     We determine the amount of the withdrawal charge by multiplying the amount of each purchase payment withdrawn by the applicable withdrawal charge percentages. The oldest purchase payment is considered to be withdrawn first; the next oldest purchase payment is considered to be withdrawn next, and so on (this is a "first-in, first-out" procedure). All purchase payments are deemed to be withdrawn before any earnings.

     We will deduct a withdrawal charge, expressed as a percentage of any purchase payment surrendered or withdrawn, upon a full surrender or partial withdrawal, except as provided below. A withdrawal charge may also be deducted on the Annuity Starting Date from amounts applied to provide annuity payments. This charge partially covers our distribution expenses, including commissions and other promotional expenses. The withdrawal charge percentage varies depending upon the number of years elapsed since the date the purchase payment was made. The amount of a partial withdrawal you request plus the withdrawal charge is deducted from the Accumulation Value on the date we receive your withdrawal request. Partial withdrawals (including any charge) are deducted from the Subaccounts and the fixed account and the systematic transfer accounts on a pro rata basis, unless you instruct us otherwise.

     The  withdrawal  charge  will  not  apply:

          (a)  to  a  death  benefit  paid  under  the  Policy;
          (b) to any amounts available for withdrawal under the Free Partial Withdrawal provision below;
          (c) when the waiver of withdrawal charges provision is exercised, as described below;
          (d) to a qualified plan required minimum distribution amount which is based solely on the Accumulation Value of this Policy; or
          (e) for qualified plans, to amounts you paid in excess of the allowable tax deduction that we refund to you.

     The withdrawal charge will not cover our cost of distributing the Policies. Any deficiency is met from our general funds, including amounts derived from the mortality and expense risk charge (described below).

FREE  PARTIAL  WITHDRAWALS

     Each Policy Year, you can withdraw up to 15% of Accumulation Value without incurring a withdrawal charge. This "free withdrawal amount" is based on the Accumulation Value at the time of the first withdrawal each Policy Year. Additional limits apply to withdrawals from the fixed account. A withdrawal charge is not applied on the Annuity Starting Date if you apply the Accumulation Value after the second Policy Anniversary to provide lifetime annuity payments under payout option 4 (but it does apply to proceeds placed under any other payout options).

WITHDRAWAL  CHARGE  WAIVERS

     We will waive the withdrawal charge upon partial withdrawals and surrenders in the following situations. Each waiver may not be available in every state, and the terms within each provision may vary by state. Refer to the waiver of withdrawal provisions in your Policy for the waivers allowed by your state.

     Hospitalization and Nursing Home Waiver. Any partial withdrawal or surrender made pursuant to your confinement, upon the recommendation of a licensed physician, to the following facilities for 30 or more consecutive days:
(a) a hospital licensed or recognized as a general hospital by the state in which it is located; (b) a hospital recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; (c) a Medicare certified hospital; (d) a state licensed nursing home with a registered nurse on duty 24 hours a day; and (e) a Medicare certified long-term care facility. This waiver only applies to partial withdrawals and surrenders requested no later than 91 days after the last day of confinement to such facility. Proof of confinement must be provided. This waiver is not available if any Owner is confined to any of these facilities on the date of issue of the Policy (except in Pennsylvania).

     We will not accept any additional purchase payments under your Policy once this waiver is elected.

     Disability Waiver. Any partial withdrawal or surrender while you are physically disabled. We may require proof of such disability, including written confirmation of approval of any claim for Social Security Disability Benefits. Proof of continued disability may be required through the date of any partial withdrawal or surrender. We reserve the right to have any Owner claiming such disability examined by a licensed physician of our choice and at our expense.

     We will not accept any additional purchase payments under a Policy once this waiver has been elected. The disability waiver is not available if any Owner is receiving Social Security Disability Benefits on the date of issue of the Policy (except in certain states) or is age 65 or older on the date of withdrawal.

     Terminal Illness Waiver (Limited Life Expectancy Waiver in Pennsylvania). Any partial withdrawal or surrender after you are diagnosed with a terminal illness. A terminal illness is a medical condition that, with a reasonable degree of medical certainty, will result in your death within 12 months or less (24 months or less in Massachusetts). We may require proof of such illness including written confirmation from a licensed physician. We reserve the right to have an Owner diagnosed with such illness examined by a licensed physician of our choice and at our expense.

     We will not accept any additional purchase payments under a Policy once this waiver has been elected. The terminal illness waiver is not available if any Owner is diagnosed with a terminal illness prior to or on the date of issue of the Policy (except in certain states).

     Unemployment Waiver. Any partial withdrawal or surrender in the event you become unemployed. The unemployment waiver is only available upon submission of a determination letter from a state department of labor indicating you received unemployment benefits for at least 60 consecutive days prior to the election of such waiver. The unemployment waiver may be exercised only once and is not available if any Owner or Annuitant is receiving unemployment benefits on the date of issue of the Policy (except in Pennsylvania).

     Transplant Waiver. Any partial withdrawal or surrender if you undergo transplant surgery as an organ donor or recipient for the following body organs: heart, liver, lung, kidney, pancreas; or as a recipient of a bone marrow transplant. Within 91 days of surgery, you must submit a letter from a licensed physician (who is not the Owner of this Policy) stating that you underwent transplant surgery for any of these organs. We reserve the right to have you examined by a physician of our choice and at our expense. This waiver may be exercised only once per transplant surgery.

     Residence Damage Waiver. Any partial withdrawal or surrender if your primary residence suffers physical damage in the amount of $50,000 or more. To claim this waiver, send us a certified copy of a licensed appraiser's report stating the amount of the damage. This certified copy must be submitted within 91 days of the date of the appraiser's report. We reserve the right to obtain a second opinion by having the affected residence inspected by a licensed appraiser of our choice and at our expense, and to rely upon our appraiser's opinion. This waiver may be exercised only once per occurrence.

     Death of Spouse or Minor Dependent Waiver. Partial withdrawals of the following percentage of Accumulation Value made within six months of your spouse's or minor dependent's death: death of spouse, 50%; death of minor dependent, 25%. We must receive proof of death. This waiver may be exercised once for a spouse and once for each minor dependent, subject to no more than 50% of the Accumulation Value being withdrawn pursuant to this waiver each year. Subsequent withdrawals, or withdrawals above the waiver limit, are subject to the withdrawal charge.

-    MORTALITY  AND  EXPENSE  RISK  CHARGE

     We impose a daily charge to compensate us for the mortality and expense risks we have under the Policy. This charge is equal to an annual rate of 1.00% of the value of the Policy's net assets in the Variable Account, and will not increase. This charge is reflected in the Accumulation Unit values for each Subaccount.

1.00% annual rate, deducted daily from the Policy's net assets in the Variable Account.

     Our mortality risk arises from our obligation to make annuity payments and to pay death benefits prior to the Annuity Starting Date. The mortality risk we assume is that Annuitants will live longer than we project, so our cost in making annuity payments will be higher than projected. However, an Annuitant's own longevity, or improvement in general life expectancy, will not affect the periodic annuity payments we pay under your Policy.

     Our expense risk is that our costs to administer your Policy will exceed the amount we collect through administrative charges.

     If the mortality and expense risk charge does not cover our costs, we bear the loss, not you. If the charge exceeds our costs, the excess is profit to us. We expect a profit from this charge. If the withdrawal charge does not cover our Policy distribution costs, the deficiency is met from our general corporate assets, which may include amounts, if any, derived from this mortality and expense risk charge.

-    ADMINISTRATIVE  CHARGES

     These charges help cover our cost to administer your Policy and will not increase.

     We deduct a Policy fee of $30 from your Policy's value in the Variable Account on the last Business Day of each Policy Year prior to the Annuity Starting Date (and upon a complete surrender). This fee is levied by canceling Accumulation Units. The Policy fee is deducted from each Subaccount in the same proportion that the value in each Subaccount bears to the total value in the Variable Account. This fee is waived if your Policy's Accumulation Value exceeds $50,000 on the last Business Day of the applicable Policy Year. This fee is also waived for employees of ours or our affiliated Mutual of Omaha Companies.

Policy  Fee         $30  deducted  annually  for  each  Policy with Accumulation
                    Value of $50,000 or less. The Policy fee will not be deducted from any Policy with Accumulation Value of more than $50,000.

Administrative      0.20%  annual  rate,  deducted  daily from the net assets of
Expense Charge      each  Subaccount.

     We also deduct a daily charge to compensate us for the expenses that we incur to administer your Policy. This administrative expense charge is equal to an annual rate of 0.20% of the value of the Policy's assets in the Variable Account and will not increase. This charge is reflected in the Accumulation Unit values for each Subaccount. The administrative expense charge is deducted from each Subaccount in the same proportion that the value in each Subaccount bears to the total value in the Variable Account.

-    ENHANCED  DEATH  BENEFIT  CHARGE

     This charge compensates us for expenses and increased risks associated with providing the enhanced death benefit. If you elect the enhanced death benefit rider, we deduct a daily charge which is equivalent to an annual charge of 0.30% of the net assets of each Subaccount. (If you elected this benefit prior to May 1, 1998, we deduct an annual charge of 0.35% of the Average Death Benefit Amount from your Variable Account assets by canceling Accumulation Units at each Policy Anniversary and at surrender and if you elected this benefit between May 1, 1998 and April 30, 2003, we deduct a daily charge which is equivalent to an annual charge of 0.35% of the net assets of each Subaccount.)

0.35% annual rate, or less, of the Average Death Benefit Amount for Policies issued prior to May 1, 1998; a daily charge which is equivalent to an annual charge of 0.35% on Policies issued on or after May 1, 1998 through April 30, 2003;. a daily charge which is equivalent to an annual charge of 0.30% on Policies issued on or after May 1, 2003.

     The 0.35% annual charge for an election of this benefit prior to May 1, 1998 will differ from the daily charge for those Policies electing this benefit after May 1, 1998 if the Average Death Benefit Amount is more or less than the average Accumulation Value of the Policy's Subaccounts during the Policy Year.

-    RETURNS  BENEFIT  CHARGE

     This charge compensates us for expenses and increased risks associated with providing the returns benefit. If you elect the returns benefit rider, we deduct an annual charge equal to the greater of 0.40% of (i) the death benefit set forth in the rider or (ii) Accumulation Value. This annual charge is calculated and assessed on the Policy anniversary. If the rider is surrendered between Policy anniversaries, we will deduct a pro rata portion of the charge. The charge will be allocated proportionately among the Subaccounts and the fixed rate accounts in accordance with the allocation of your Accumulation Value.

An annual charge on the Policy anniversary or on Policy surrender of 0.40% of the greater of (i) the death benefit calculated under the rider or (ii) Accumulation Value.

-    TRANSFER  FEE

     The first 12 transfers from Subaccounts are free. A transfer fee of $10 may be imposed for any transfer in excess of 12 per Policy Year. The transfer fee is deducted from the amount transferred on the date of the transfer. There is no fee for transfers from the fixed account but only one transfer from the fixed account can be made per Policy Year (unless you have elected the dollar cost averaging program). Simultaneous requests are treated as a single request. We will not impose the fee for transfers that are not the result of your request. Dollar cost averaging, asset allocation, the STEP program and rebalancing program transfers do not count toward the 12 free transfers. See the sections of this Prospectus describing those programs for the rules of each program.

$10  per  Subaccount  transfer  after  12  free  transfers  each  Policy  Year.

-    PREMIUM  TAX  CHARGE

     Some states and municipalities levy a tax on annuity contracts issued by insurance companies, ranging up to 3.5% of your purchase payments. These tax rates, and the timing of the tax, vary and may change. Depending upon when the tax is paid by us in the state governing your Policy, if any, we deduct a charge for the tax (except in Oregon) we are obliged to remit either (a) from purchase payments as they are received, (b) upon surrender of the Policy, (c) upon your death, or (d) upon applying the Policy proceeds to an annuity payout option.

Varies,  up  to  3.5%.

-    OTHER  TAXES

     No charges are currently made for taxes other than premium taxes. We reserve the right to levy charges in the future for taxes or other economic burdens resulting from taxes that we determine are properly attributable to the Variable Account.

Currently,  NONE.

-    OTHER  EXPENSES;  INVESTMENT  ADVISORY  FEES

     Each investment portfolio is responsible for its own expenses. The net asset value per share for each portfolio reflects deductions for investment advisory fees and other expenses. These charges are disclosed in each investment portfolio's prospectus which accompanies this Prospectus. These charges could be higher or lower in the future.

See  the  INTRODUCTION  AND  SUMMARY  section and each Series Fund's prospectus.

---------------------------------------
POLICY  DISTRIBUTIONS

     There are several ways to take all or part of your investment out of your Policy, both before and after the Annuity Starting Date. Taxes, tax penalties and withdrawal charges may apply to amounts taken out of your Policy before the Annuity Starting Date. Your Policy also provides several kinds of death benefits that may be paid upon your death prior to the Annuity Starting Date. All or part of a death benefit may be taxable.

-    WITHDRAWALS

     You may withdraw all or part of your Policy's Cash Surrender Value prior to the Annuity Starting Date. Amounts withdrawn, except for "free" partial withdrawals described below, are subject to a withdrawal charge. Following a full surrender of the Policy, or at any time the Accumulation Value is zero, all your rights in the Policy end. Surrender requires you to return your Policy to us.

Withdrawals  may  be  subject  to:
-     Income  Tax
-     Penalty  Tax
-     Withdrawal  Charge
-     Premium  Tax  Charge

FREE  PARTIAL  WITHDRAWALS

     Each Policy Year you may withdraw up to 15% of your Policy's Accumulation Value, calculated as of the date of the first withdrawal that year, without deduction of a withdrawal charge (additional limits apply to withdrawals from the fixed account). The 15% amount is determined when the first withdrawal is made during the applicable year; additional purchase payments contributed later in that Policy Year or on the date of your request are not included in determining the 15% amount.

SYSTEMATIC  WITHDRAWAL  PLAN

     The systematic withdrawal plan allows you to automatically withdraw payments of a predetermined dollar amount or fixed percentage of Accumulation Value from a specified investment option monthly, quarterly, semiannually or annually. Although this plan closely resembles annuity payments, each distribution is a withdrawal that may be taxable and subject to the charges and expenses described above; you may wish to consult a tax adviser before requesting this plan.

WITHDRAWAL  RULES

     - Withdrawals must be by Written Notice or authorized telephone transaction. The "Request for Systematic Withdrawal Plan" form must specify a date for the first payment, which must be at least 30 but not more than 90 days after the form is received by us.
     - Withdrawals are made first from Policy earnings, then as a return of purchase payments.
     - Minimum withdrawal is $500 from any investment option ($100 for the systematic withdrawal plan).
     - Any partial withdrawal must leave an Accumulation Value of at least $500. If less than $500 remains in an investment option, we will treat your withdrawal request as a full withdrawal of that investment option.
     - No more than a pro rata amount (or 10% of the fixed account, whichever is less) may be withdrawn from the fixed account or systematic transfer account for any partial withdrawal. Withdrawals from the systematic transfer account will not affect the minimum monthly transfer amount from that account, so they will cause the total amount to be transferred to be complete in less time than originally anticipated. Only one withdrawal per year is allowed out of the fixed account.
     - Withdrawals result in cancellation of Accumulation Units from each applicable Subaccount and deduction of Accumulation Value from the fixed rate options in the ratio that the value of each such investment option bears to the Policy's total Accumulation Value (i.e., pro rata from each applicable investment option). If you do not specify which investment option(s) to take the withdrawal from, it will be taken from each investment option in the proportion that the Accumulation Value in each investment option bears to the Policy's total Accumulation Value.
     - Because a withdrawal charge and a premium tax charge may apply to withdrawals, and because you bear the investment risk for all amounts you allocate to the Variable Account, the total amount paid to you upon total surrender of the Policy (taking any prior partial withdrawals into account) may be less than the total purchase payments made.
     - Unless you give us Written Notice to not withhold taxes from a withdrawal, we must withhold 10% of the amount withdrawn to be paid as a federal tax, as well as any amounts required by state law to be withheld for state income taxes.
     - Withdrawals may be restricted or prohibited for certain qualified policies.

-    ANNUITY  PAYMENTS

     A primary function of an annuity contract, like this Policy, is to provide annuity payments to the payee(s) that you name. The level of annuity payments is determined by your Policy Accumulation Value, the Annuitant's sex (except where prohibited by law) and age, and the annuity payout option selected.

     Annuity payments may be subject to a withdrawal charge. A withdrawal charge is not applied on the Annuity Starting Date if you apply the Accumulation Value after the second Policy anniversary to provide lifetime annuity payments under annuity payout option 4. However, the withdrawal charge may apply to Accumulation Value placed under other annuity payout options.

Annuity  payments:
     -    may  be  fixed  or  variable;
     - may be subject to a withdrawal charge if made within 2 years of the last purchase payment;
     -    may  be  taxable,  and  if  premature,  subject  to a tax penalty; and
     - a guaranteed minimum annuity purchase value will be credited if the returns benefit rider is elected.

     Annuity payees must be individuals receiving payments on their own behalf, unless otherwise agreed to by us. Any annuity payout option is only effective once we acknowledge it. We may require initial and ongoing proof of the Owner's or Annuitant's age or survival. Unless you specify otherwise, the payee is the Annuitant.

     Fixed Annuity Payments. Fixed annuity payments are based on a fixed rate of interest at or higher than the minimum effective annual rate which is guaranteed to yield 3% on an annual basis. We have sole discretion whether or not to pay a higher rate for payout options 1, 2, 3, or 6 (see below). Current immediate annuity rates for the same class of annuities are used if higher than the guaranteed amounts (guaranteed amounts are based upon the tables contained in the Policy). The guaranteed amounts are based on the 1983a mortality table, and an interest rate which is guaranteed to yield 3% on an annual basis.
Current  interest  rates  and  further  information,  may  be  obtained from us.

     Fixed annuity payments are available under all six annuity payout options. The amount of each fixed annuity payment is set and begins on the Annuity Starting Date, and does not change.

     Variable Annuity Payments. Variable annuity payments, other than the first, vary in amount depending upon the investment performance of the applicable Subaccounts.

     The first variable annuity payment amount is determined by applying the Annuity Purchase Value allocated to variable annuity payments to the annuity table applicable to the payout option chosen. The tables are determined from the 1983a mortality table with an assumed investment rate of 4%. If more than one Subaccount has been selected, the Annuity Purchase Value of each Subaccount is applied separately to the annuity table to determine the amount of the first annuity payment attributable to that particular Subaccount.

"Annuity Purchase Value" is the Accumulation Value on the Annuity Starting Date reduced by any applicable withdrawal charge, annual Policy fee, premium taxes, and income taxes and penalty tax.

     Subsequent annuity payment amounts (after the first) are the sum of: the number of Variable Annuity Units for each Subaccount as determined for the first annuity payment multiplied by the value of a Variable Annuity Unit for that Subaccount 10 days prior to the date the variable annuity payment is due. This amount may increase or decrease from month to month. The number of Variable Annuity Units for each Subaccount is calculated by dividing the dollar amount of the first payment attributable to that Subaccount by the annuity unit value as of the date the amount of the first payment is calculated.

     If the net investment return of a Subaccount for a payment period is equal to the pro rated portion of the assumed investment rate, the variable annuity payment attributable to that Subaccount for that period will equal the payment for the prior period. To the extent that such net investment return exceeds the assumed investment rate for a payment period, the payment for that period will be greater than the payment for the prior period. To the extent that such return for a period falls short of the assumed investment rate, the payment for that period will be less than the payment for the prior period.

     Only annuity payout options 2, 4 and 6 are available for variable annuity payments.

ANNUITY  STARTING  DATE

     You select the Annuity Starting Date by completing an election form that you can request from us at any time. This date may not be any earlier than the second Policy anniversary. This date may be as late as the Policy's annual anniversary date following the Annuitant's 95th birthday (85th if the returns benefit rider is elected). Tax-qualified Policies may require an earlier Annuity Starting Date. You may change this date by sending Written Notice for our receipt at least 30 days before the then current Annuity Starting Date.

TRANSFERS  AFTER  THE  ANNUITY  STARTING  DATE

     After the Annuity Starting Date, you may transfer amounts applied to variable annuity payments from one Subaccount to another or to the fixed account. Transfers are based on the Variable Annuity Unit values for the Business Day during which we receive your transfer request. A designated number of Variable Annuity Units of the designated Subaccount(s) is exchanged for another Subaccount(s)' Variable Annuity Units, the value of which is such that the dollar amount of an annuity payment made on the date of the exchange would be unaffected by the exchange.

Only  4  transfers are allowed each Policy Year after the Annuity Starting Date.

SELECTING  AN  ANNUITY  PAYOUT  OPTION

     You choose the annuity payout option by completing an election form that you can request from us at any time. You may change your selection during your life by sending Written Notice that we receive at least 30 days before the Annuity Starting Date. If no selection is made by then, annuity payments will be made under payout option 4 providing lifetime income with payments guaranteed for 10 years. We may pay your Policy proceeds in one sum if they are less than $2,000, or when the payout option chosen would result in periodic payments of less than $20.

The longer the guaranteed or projected annuity payout option period, the lower the amount of each annuity payment.

     If you die before the Annuity Starting Date (and the Policy is in force), your Beneficiary may elect to receive the death benefit under one of the annuity payout options (unless applicable law or a settlement agreement dictates otherwise).

ANNUITY  PAYOUT  OPTIONS

     Unless you elect a payout option with a guaranteed period or option 1 (described below), it is possible that only one annuity payment would be made under the annuity payout option if the Annuitant dies before the due date of the second annuity payment, only two annuity payments would be made if the Annuitant died before the due date of the third annuity payment, etc.

     Part or all of any annuity payment may be taxable as ordinary income. If, at the time annuity payments begin, you have not given us Written Notice to not withhold federal income taxes, we must by law withhold such taxes from the taxable portion of each annuity payment and remit it to the Internal Revenue Service. (Withholding is mandatory for certain tax-qualified Policies.)

     The  following  annuity  payout  options  are  currently  available:

1) Proceeds Held on Deposit at Interest. While proceeds remain on deposit, we annually credit interest to the proceeds. The interest may be paid to the payee or added to the amount on deposit.

2) Income of a Specified Amount. Proceeds are paid in monthly installments of a specified amount over at least a five-year period until proceeds, with interest, have been fully paid.

3) Income for a Specified Period. Periodic payments of proceeds are paid for the number of years chosen. If no other frequency is selected, payments will be made monthly. A table in the Policy illustrates monthly incomes for each $1,000 of proceeds, which include interest.

4) Lifetime Income. Proceeds are paid as monthly income during the Annuitant's life. The amount of the monthly income annuity payment will be an amount computed using either the Lifetime Monthly Income Table set forth in the Policy (based on the 1983a mortality table) or, if more favorable to the payee, our then current lifetime monthly income rates for payment of proceeds. If a variable payout option is chosen, all variable annuity payments, other than the first variable annuity payment, will vary in amount according to the investment performance of the applicable variable investment options.

     Guarantees  available  for  the  Lifetime  Income  Option
     ---------------------------------------------------------

          Guaranteed Period - An amount of monthly income is guaranteed for a specified number of years, and thereafter as long as the Annuitant lives.

          Guaranteed Amount - An amount of monthly income is guaranteed until the sum of the payments equal the proceeds placed under the option and as long after that as the Annuitant lives.

5)   Lump-Sum.  Proceeds  are  paid  in  one  sum.

6) Alternative Schedules. We may be able to accommodate making annuity payments under other options, including joint and survivor periods. Contact us for more information.

-    RETURNS  BENEFIT  RIDER

INTRODUCTION

     The returns benefit rider is available for an extra charge. If you exercise this rider, you will be guaranteed a minimum annuity purchase value. In addition, if you die before your Annuity Starting Date, you may be entitled to an increased death benefit. Finally, if you do not exercise the returns benefit rider, you may be entitled to a partial return of rider charges.

DEATH  BENEFIT

     The death benefit provided by the returns benefit rider is equal to the greater of:

          (a) the death benefit provided by the death benefit provision of the Policy; or
          (b) the sum of net purchase payments reduced proportionately by any partial withdrawals, accumulated at 5% interest, up to but not more than a maximum of two times the Accumulation Value as of the date we receive notice of the Annuitant's death.

GUARANTEED  MINIMUM  ANNUITY  PURCHASE  AMOUNT.

     If the returns benefit rider remains in force on the Annuity Starting Date, you will have the option of electing the guaranteed minimum annuity purchase value. The guaranteed minimum annuity purchase value will be equal to the greater of:

          (a) the annuity purchase value that you would receive under the terms of the Policy, applied to our current annuity payment rates; or
          (b) the death benefit amount computed as set forth in the rider (which is described above) applied to the applicable guaranteed annuity payment rate, which is also set forth in the rider.

     Several  payout  options  are  available  under  the returns benefit rider.

     Partial Return of Rider Charges. If you terminate the returns benefit rider at any time within 60 days before the Annuity Starting Date, we will return 80% of the rider charges you have paid. We will credit this amount to the Subaccounts and fixed account according to your current allocation instructions for net purchase payments.

     If you have not exercised the returns benefit rider by the Policy anniversary following your 85th birthday, we will automatically return 80% of the rider charges as described above. The rider will then end on that Policy anniversary.

     Annuity Starting Date. Under the terms of the rider, you choose the Annuity Starting Date, subject to the following rules:

          (a) the Annuity Starting Date cannot be earlier than the tenth anniversary of the Policy;
          (b) the latest Annuity Starting Date is the Policy anniversary following the Annuitant's 85th birthday; and
          (c)  the  Annuity  Starting  Date  must  be  a  Policy  Anniversary.

     You have the option of electing to take annuity payments under the terms of the Policy prior to the 10th Policy anniversary, or on a date other than the Policy anniversary after the 10th Policy anniversary, however, in that case the returns benefit rider will terminate and you will not be entitled to the partial refund of rider charges as described above.

     Annuity Starting Date Notice. We will send a letter to your last known address approximately 90 days prior to your Annuity Starting Date. This letter will explain that you have the following options:

          (a) you can elect to exercise the guaranteed minimum annuity payment option on your Annuity Starting Date; or
          (b)  you  can  elect the partial return of rider charges provision; or
          (c) you can extend the Annuity Starting Date from one to five more Policy years, subject to the latest Annuity Starting Date allowed.

     If you do not make an election prior to the Annuity Starting Date, we will automatically extend the Annuity Starting Date for one more Policy Year, subject to the latest Annuity Starting Date allowed. If you elect the annuity purchase value set forth in the Policy rather than the guaranteed minimum annuity purchase value within the sixty day period prior to the Annuity Starting Date, such election will also be deemed an election of the partial return of rider charges provision.

     Rider Availability. The returns benefit rider is only available at the time the Policy is issued. The returns benefit rider may not be available in all states.

     Rider Cost. The charge for the rider is 0.40% of the greater of (i) the death benefit calculated under the rider or (ii) Accumulation Value, assessed annually as of the Policy Anniversary. If the rider is surrendered between Policy Anniversaries, we will deduct a pro rata portion of the charge. The charge will be allocated proportionately among the Subaccounts and the fixed rate accounts in accordance with the allocation of your Accumulation Value.

-    DEATH  BENEFITS

     We will pay the death benefit after we receive necessary documentation of an Owner's death, or as soon thereafter as we have sufficient information about the Beneficiary to make the payment. Death benefits may be paid pursuant to an annuity payout option (including a lump-sum payment) to the extent allowed by applicable law (see "IRS Required Distributions," below) and any settlement agreement in effect at your death. If the Beneficiary does not make an annuity payout option election within 60 days of our receipt of Due Proof of Death regarding your death, we will issue a lump-sum payment to the Beneficiary.

     If an Owner of the Policy is a corporation, trust or other non-individual, we treat the primary Annuitant as an Owner for purposes of determining payment of the death benefit. The "primary Annuitant" is that individual whose life affects the timing or the amount of the death benefit payout under the Policy.

A  death  benefit  is  payable  upon:
     -    the  Policy  is  currently  in  force;
     -    receipt  of  Due  Proof  of  Death  of  the  first  Owner  to  die;
     -    election  of  an  annuity  payout  option  (or  lump-sum payment); and
     -    proof  that  such  Owner  died  before  annuity  payments  begin.

"Due Proof of Death" is a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to us.

     If the Annuitant is an Owner or joint Owner, the Annuitant's death is treated as an Owner's death.

     If the Annuitant is not an Owner and the Annuitant dies before the Annuity Starting Date, the Owner may name a new Annuitant if such Owner(s) is not a corporation or other non-individual or if such Owner is the trustee of an Internal Revenue Code Section 401(a) retirement plan. If the Owner does not name a new Annuitant, the Owner will become the Annuitant.

     We will deduct a charge for any applicable premium tax not previously deducted from the death benefit payable.

STANDARD  DEATH  BENEFIT

     If you or a joint Owner dies before the Annuity Starting Date (and the Policy is in force), the Policy will terminate, and we will pay a death benefit to your Beneficiary. If the Beneficiary is the surviving spouse of the Owner, the spouse may either receive the death benefit and the Policy will terminate, or the spouse can continue the Policy in force as the Owner. The death benefit equals the greater of:

          1) your Policy's Accumulation Value (without deduction of a withdrawal charge) as of the end of the Business Day on which we receive due proof of death and an election of a payout option, less any charge for applicable premium taxes; or
          2) the sum of net purchase payments reduced proportionately by partial withdrawals.

     A withdrawal will reduce the death benefit in the same proportion that the Accumulation Value was reduced on the date of the withdrawal. For each withdrawal, the reduction is calculated by multiplying the death benefit by a fraction where the numerator is the amount of the withdrawal and the denominator is the Accumulation Value immediately prior to the withdrawal. Therefore, the reduction in the death benefit will exceed the amount withdrawn when the death benefit is greater than the Accumulation Value at the time of the withdrawal.

     ----------------------------------------------------------------------
     For example, assume that an Owner makes purchase payments of $100,000 and that the Accumulation Value of the Policy is $80,000 at the end of the third Policy Year. If the Owner withdraws $20,000 from the Policy, the death benefit will be reduced by the same percentage as the Accumulation Value is reduced at the time of the withdrawal. In this example, since the Accumulation Value is reduced by 25% ($20,000 divided by $80,000), the death benefit will be reduced by the same percentage resulting in a death benefit of $75,000 ($100,000 x 25% = $25,000 reduction in death benefit). Note that the death benefit was reduced by a dollar amount that was greater than the withdrawal amount.
     ----------------------------------------------------------------------

     If you or a joint Owner dies on or after the Annuity Starting Date and before all proceeds have been paid, no death benefit is payable, but any remaining proceeds will be paid at least as rapidly as under the annuity payout option then in effect.

ENHANCED  DEATH  BENEFIT

     The enhanced death benefit rider is only available to Owners under age 76 in lieu of the standard death benefit. The enhanced death benefit rider is not available for a Policy held in a retirement account, pension plan or other qualified plan. You cannot elect the enhanced death benefit rider and the returns benefit rider. There is a charge for the enhanced death benefit rider that is a daily charge which is equivalent to an annual rate of 0.30% assessed upon the net assets of each Subaccount. The enhanced death benefit can only be elected prior to issue of the Policy. You can terminate the enhanced death benefit rider at any time, however, once revoked, you may not again elect the enhanced death benefit. The enhanced death benefit may not be available in all states.

     If you elect the enhanced death benefit and you or any joint Owner dies before attaining age 75 and such death qualifies for a standard death benefit, we will pay an enhanced death benefit equal to the greatest of:

          1) the Accumulation Value (without deduction of a withdrawal charge) less any charge for applicable premium taxes on the later of the Business Day we receive due proof of death or an election of an annuity payout option;
          2) the greatest Anniversary Value (6) plus net purchase payments paid since that anniversary and reduced by any partial withdrawals made after that anniversary; and
          3) the sum of all net purchase payments, reduced proportionately by any partial withdrawals, accumulated at a 5.0% annual rate of interest (4.5% if elected prior to May 1, 2003) up to a maximum of two times total net purchase payments.

     If you elect the enhanced death benefit and you or any joint Owner dies after attaining age 75 and such death qualifies for a standard death benefit, we will pay an enhanced death benefit equal to the greatest of:

          1) the Accumulation Value (without deduction of a withdrawal charge) less any charge for applicable premium taxes on the later of the Business Day we receive due proof of death or an election of an annuity payout option;
          2) the greatest Anniversary Value prior to the last Policy anniversary before the Owner attained age 75 plus any net purchase payments paid after that anniversary and reduced proportionately by any partial withdrawals made after that anniversary; and
          3) the sum of all net purchase payments, reduced proportionately by any partial withdrawals, accumulated at a 5.0% annual rate of interest (4.5% if elected prior to May 1, 2003) up to a maximum of two times total net purchase payments.

ACCIDENTAL  DEATH  BENEFIT

     If you or any joint Owner dies from bodily injury sustained in a common carrier accident, we will pay double the standard death benefit or the enhanced death benefit, as applicable, instead of the amount otherwise payable.

     For the accidental death benefit to be payable, bodily injury must be sustained by the Owner while a passenger in a common carrier. Death must be independent of any sickness or other causes and must occur within 90 days of the date of the accident. We will pay only the standard death benefit or the enhanced death benefit, if applicable, instead of the accidental death benefit, if the Owner's death results from the following: (a) suicide; (b) an act of declared or undeclared war; (c) an injury received while intoxicated; (d) an injury received while the Owner is under the influence of a controlled substance, unless administered on the advice of a physician; or (e) an injury received while committing a felony or engaged in an illegal occupation. The accidental death benefit may not be available in all states.

---------------------------------
6 The Anniversary Value equals the Accumulation Value on a Policy anniversary.

BENEFICIARY

     When the Owner dies, we will pay any unpaid guaranteed payments to your Beneficiary. Upon the last payee's death, we will pay any unpaid guaranteed payments to that payee's estate.

     You may change your Beneficiary by sending Written Notice to us, unless the named Beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice. The change will not apply to any payments made or other action taken by us before recording. If the named Beneficiary is irrevocable, you may change the named Beneficiary only by Written Notice signed by both you and the Beneficiary. If more than one named Beneficiary is designated, and you fail to specify their interests, they will share equally.

     If there are joint Owners, the surviving joint Owner will be deemed the Beneficiary, and the Beneficiary named in the Policy application or as subsequently changed will be deemed the contingent Beneficiary. If both joint Owners die simultaneously, the death benefit will be paid to the contingent Beneficiary.

     If the Beneficiary is your surviving spouse, the spouse may elect either to receive the death benefit, in which case the Policy will terminate, or to continue the Policy in force with the spouse as Owner.

     If the named Beneficiary dies before you, then your estate is the Beneficiary until you name a new Beneficiary.

IRS  REQUIRED  DISTRIBUTION

     Federal law requires that if your Policy is tax non-qualified and you die before the Annuity Starting Date, then the entire value of your Policy must be distributed within five years of your death. Therefore, any death benefit must be paid within five years after your death. The five-year rule does not apply to that portion of the proceeds which (a) is for the benefit of an individual Beneficiary; and (b) will be paid over the lifetime or the life expectancy of that Beneficiary as long as payments begin not later than one year after the date of your death. Special rules may apply to your surviving spouse. The Statement of Additional Information has a more detailed description of these rules. Other required distribution rules apply to tax-qualified Policies.

------------------------------------------
FEDERAL  TAX  MATTERS

     The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Policy. This discussion of federal income tax considerations relating to the Policy is based upon our understanding of laws as they now exist and are currently interpreted by the Internal Revenue Service ("IRS").

     When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you take a distribution from the Policy. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your contract is called a "Qualified Policy." If your annuity is independent of any formal retirement or pension plan, it is termed a "Nonqualified Policy." The tax rules applicable to Qualified Policies vary according to the type of retirement plan and the terms and conditions of the plan.

-    TAXATION  OF  NONQUALIFIED  POLICIES

     If a non-natural person (e.g., a corporation or a trust) owns a Nonqualified Policy, the taxpayer generally must include in income any increase in the excess of the Accumulation Value over the investment in the Policy (generally, the purchase payments paid for the Policy) during the taxable year. There are some exceptions to this rule and a prospective owner should discuss these with a tax adviser.

     The following discussion generally applies to Policies owned by natural persons.

- WITHDRAWALS. When a withdrawal from a Nonqualified Policy occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Accumulation Value immediately before the distribution over the Owner's investment in the Policy (generally, the purchase payments paid for the Policy, reduced by any amount previously distributed from the Policy that was not subject to tax) at that time. In the case of a surrender under a Nonqualified Policy, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Policy.

- PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a Nonqualified Policy, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

     -    made  on  or  after  the  taxpayer  reaches  age  59 1/2;
     -    made  on  or  after  an  Owner's  death;
     -    attributable  to  the  taxpayer's  becoming  disabled;  or
     - made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Policy. You should consult a tax adviser with regard to exceptions from the penalty tax.

- ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract and whether the returns benefit rider is elected, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Policy ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Policy has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

- LUMP SUM PAYMENTS AND PROCEEDS HELD ON DEPOSIT. Annuity payment amounts that are received as a lump sum payment or held on deposit are taxed in the same manner as a surrender of the Policy. In addition, any interest credited to an amount held on deposit is taxed currently as ordinary income.

- TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from the Policy because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Policy, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

- TAX SHELTER REGULATIONS. Prospective owners should consult a tax adviser about the treatment of the Policy under the Treasury Regulations applicable to tax shelters.

- ALTERNATIVE MINIMUM TAX. There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the Owner is subject to that tax.

- TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A POLICY. A transfer or assignment of ownership of the Policy, the designation of an Annuitant, the selection of certain Annuity Starting Dates, or the exchange of the Policy may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment, or exchange, should consult a tax adviser as to the tax consequences.

- WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

- MULTIPLE POLICIES. All Nonqualified deferred annuity contracts that are issued by us (or our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.

- FURTHER INFORMATION. We believe that the Policy qualifies as an annuity contract for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Policy."

-    TAXATION  OF  QUALIFIED  POLICIES

     The tax rules applicable to Qualified Policies vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Policy may be subject to the terms of the retirement plan itself, regardless of the terms of the Policy. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Policy comply with the law. Also, you may wish to consult a tax and/or financial adviser regarding the use of the Policy within a qualified or other retirement plan, since the purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax-deferred treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as lifetime income payments, family protection through death benefits, guaranteed fees and asset allocation models that many retirement plans do not provide.

- INDIVIDUAL RETIREMENT ACCOUNTS (IRAs), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of $3,000 or the amount of the owner's taxable compensation for the year. The contributions may be deductible in whole or in part, depending on the individual's adjusted gross income and whether the individual is an active participant in certain types of other retirement plans. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. The Internal Revenue Service has not reviewed the Policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the enhanced death benefit provision in the Policy comports with IRA qualification requirements.

- ROTH IRAS, as described in Code Section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made
(1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from a Roth IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

- CORPORATE PENSION AND PROFIT-SHARING PLANS under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant, or both may result if the Policy is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Policy. The Policy includes an enhanced death benefit that in some cases may exceed the greater of the purchase payments or the Accumulation Value (and is not available to non-person Owners). The standard death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the enhanced death benefit may exceed this limitation, employers using the Policy in connection with such plans should consult their tax adviser.

- TAX-SHELTERED ANNUITIES under Section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, on a policy that will provide an annuity for the employee's retirement. The Policy will only accept transfers from an existing tax-sheltered annuity contract, and will not accept direct payments of salary reduction contributions. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. The Policy includes an enhanced death benefit that in some cases may exceed the greater of the purchase payments or the Accumulation Value. The standard death benefit could be characterized as an incidental benefit, the amount of which is limited in a tax-sheltered annuity. Because the enhanced death benefit may exceed this limitation, individuals using the Policy in connection with such plans should consult their tax adviser.

- OTHER TAX ISSUES. Qualified Policies have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules.

     Distributions from Qualified Policies generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

     "Eligible rollover distributions" from Section 401(a) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the Owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

-    POSSIBLE  TAX  LAW  CHANGES

     Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Policy.

     We have the right to modify the Policy in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract Owners currently receive. We make no guarantee regarding the tax status of any Policy and do not intend the above discussion as tax advice.

--------------------------------------------
MISCELLANEOUS

-    DISTRIBUTOR  OF  THE  POLICIES

     Mutual of Omaha Investor Services, Inc. ("MOIS"), Mutual of Omaha Plaza, Omaha 68175, is the principal underwriter of the Policies. Like us, MOIS is an affiliate of Mutual of Omaha Insurance Company. MOIS enters into contracts with various broker-dealers ("Distributors") to distribute Policies. All persons selling the Policy will be registered representatives of the Distributors, and may also be licensed as insurance agents to sell variable annuities. MOIS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Commissions paid to distributors may be up to 6.75% of purchase payments. We may also pay other distribution expenses such as renewal fees and production incentive bonuses, including non-cash awards. These distribution expenses do not result in any charges under the Policy that are not described under the EXPENSES section of the Prospectus.

-    SALES  TO  EMPLOYEES

     Certain distribution costs and other fees may be waived for Policies owned by employees of United of Omaha and our affiliates. We may increase the Accumulation Value of a Policy purchased by such employees to the extent of the distribution costs that are waived.

-    VOTING  RIGHTS

     We are the legal owner of the shares of the investment portfolio held by the Variable Account and therefore have the right to vote on all matters submitted to shareholders of the investment portfolios. However, to the extent required by law, we will vote shares held in the Variable Account at meetings of the shareholders of the investment portfolios in accordance with instructions received from Policy Owners. The Series Funds, as mutual funds, generally do not hold regular annual shareholder meetings. To obtain voting instructions from Policy Owners before a meeting of shareholders of a particular investment portfolio, we may send voting instruction material, a voting instruction form and any other related material to Policy Owners with Accumulation Value in the Variable Account corresponding to that investment portfolio. We will vote shares held in a Variable Account for which no timely instructions are received in the same proportion as those shares for which voting instructions are received. If the applicable federal securities laws, regulations or interpretations thereof change to permit us to vote shares of the investment portfolios in our own right, then we may elect to do so. We may disregard Policy Owners' voting instructions if such instructions would require us to vote the shares so as to cause a change in sub-classification or investment goals of one or more of the investment portfolios, or to approve or disapprove an investment advisory agreement. In addition, we may under certain circumstances disregard voting instructions that would require changes in the investment policy or investment adviser of an investment portfolio, provided that we reasonably disapprove of such changes in accordance with applicable federal regulations. If we ever disregard voting instructions, Policy Owners will be advised of that action and of our reasons for doing so in our next report to Policy Owners.

-    DISTRIBUTION  OF  MATERIALS

     We will distribute proxy statements, updated prospectuses and other materials to you from time to time. In order to achieve cost savings, we may send consolidated mailings to several owners with the same last name who share a common address or post office box in accordance with the rules of the Securities and Exchange Commission.

-    LEGAL  PROCEEDINGS

     United of Omaha and its affiliates, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe that at the present time there are no legal proceedings pending or threatened to which United of Omaha, the Variable Account, or MOIS is a party that are reasonably likely to materially affect the Variable Account, our ability to meet our obligations under the Policy, or MOIS's ability to perform its obligations as distributor of the Policies.

-    USA  PATRIOT  ACT  NOTICE

The USA Patriot Act requires financial institutions to notify their customers that the financial institution is required to collect information in order to verify the identity of the owner(s) of any policy or account. In order to satisfy our "Customer Identification Verification" obligation, we may require you to provide us with documents and information necessary to verify your identity. This verification process may include the use of third-party sources to verify the information provided to us.

-    PRIVACY  NOTICE

     We are obligated by law to provide you with our privacy notice on an annual basis. Our current privacy notice appears on the following page.

                      MUTUAL OF OMAHA and SECURITY BENEFIT
                      PRIVACY NOTICE - PERSONAL INFORMATION
                            For Plans Administered by
                                Security Benefit
--------------------------------------------------------------------------------

This Privacy Notice applies to the Personal Information of customers of the Mutual of Omaha companies that own variable life insurance or annuities administered by certain subsidiaries of Security Benefit Corporation ("Security Benefit"). The Mutual of Omaha companies include:

     -    United  of  Omaha  Life  Insurance  Company
     -    Companion  Life  Insurance  Company

The  Notice  applies  to  our  current  as  well  as  former  customers.

                        WHY YOU ARE RECEIVING THIS NOTICE

The federal Financial Services Modernization Act and state privacy laws require us to send you an annual Notice. This Notice describes how we collect, use, and protect the Personal Information you entrust to us.

Depending on the type of products you have with us, you may also receive a privacy notice required by a federal law which relates to the privacy of your medical information. That notice is titled "Privacy Notice -- Medical Information". Except as permitted or required by law, and as described in the "Privacy Notice -- Medical Information", we do not disclose your medical information.

                              PERSONAL INFORMATION

PERSONAL INFORMATION means information that we collected about you, such as name, address, Social Security number, income, marital status, employment and similar personal information.

                             INFORMATION WE COLLECT

In the normal course of business we may collect Personal Information about you from:

     -    Applications  or  other  forms  we  receive  from  you.
     -    Your  transactions  with  us,  such  as  your  payment  history.
     -    Your  transactions  with  other  companies.

                              INFORMATION WE SHARE

In the normal course of business we may share your Personal Information among the Mutual of Omaha companies and Security Benefit. Depending on the products you have with us, the type of information we share could include:

     -    Your  name.
     -    Your  income.
     -    Your  Social  Security  number.
     -    Other  identifying  information  you  give  us.
     -    Your  transactions  with  us,  such  as  your  payment  history.

We do not share Personal Information outside of the Mutual of Omaha companies and Security Benefit except as required or permitted by law.

                         HOW WE PROTECT YOUR INFORMATION

We do not sell information about current or former customers. We disclose information to third parties only as needed to process transactions or service your account. The Mutual of Omaha companies and Security Benefit will not otherwise share your Personal Information with third parties except as required or permitted by law.

We restrict access to your Personal Information. It is given only to the employees of the Mutual of Omaha companies and others, like Security Benefit, who need to know the information to process transactions or service your account.

We have physical, electronic and procedural safeguards in place to make sure your Personal Information is protected. These safeguards follow legal standards and established security standards and procedures.

--------------------------------------------------------------------------------
          DO  YOU  HAVE  QUESTIONS?

          If  you have questions about your Policy or this Prospectus, you  may  contact  your  agent  or  broker  who  gave  this
          Prospectus to you, or you may contact: Security Benefit Life
          Insurance  Company,  United  of  Omaha  Variable  Product
          Services,  P.O.  Box  750497,  Topeka,  Kansas  66675-0497.
          Telephone  1-800-238-9354.
--------------------------------------------------------------------------------

STATEMENT  OF  ADDITIONAL  INFORMATION

     You may obtain, at no cost, a Statement of Additional Information which contains more details concerning the disclosures in this Prospectus by contacting us. You may also access it in our registration on the SEC's web site (http://www.sec.gov), or you may review and copy it at the SEC's Public Reference Room in Washington D.C. (call the SEC at 1-800-SEC-0330 for details and public hours).

     Here  is  the table of contents to our Statement of Additional Information:

CONTENTS                                   PAGE(S)
--------------------------------------------------
THE POLICY - GENERAL PROVISIONS              2-3
  Owner and Joint Owner
  Entire Contract
  Deferment of Payment and Transfers
  Incontestability
  Misstatement of Age or Sex
  Nonparticipating
  Assignment
  Evidence of Age or Survival
--------------------------------------------------
FEDERAL TAX MATTERS                          3-4
  Tax Status of the Policy
  Taxation of United of Omaha
--------------------------------------------------
STATE REGULATION OF UNITED OF OMAHA           4
--------------------------------------------------
ADMINISTRATION                                4
--------------------------------------------------
RECORDS AND REPORTS                           4
--------------------------------------------------
DISTRIBUTION OF THE POLICIES                  4
--------------------------------------------------
CUSTODY OF ASSETS                             5
--------------------------------------------------
OTHER INFORMATION                             5
--------------------------------------------------
FINANCIAL STATEMENTS                          5
--------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                      ULTRANNUITY SERIES V VARIABLE ANNUITY
                      =====================================

               Issued through: UNITED OF OMAHA SEPARATE ACCOUNT C

       Offered by: UNITED OF OMAHA LIFE INSURANCE COMPANY ("we, us, our")

                              Mutual of Omaha Plaza
                              Omaha, Nebraska 68175



     This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Ultrannuity Series V Variable Annuity Policy (the "Policy"). You may obtain a copy of the Prospectus dated May 1, 2007 by calling 1-800-238-9354 or by writing to us at: Security Benefit Life Insurance Company, United of Omaha Variable Product Services, P.O. Box 750497, Topeka, Kansas 66675-0497. Terms used in the current Prospectus for the Policy have the same meaning in this Statement of Additional Information.


    This Statement of Additional Information is not a prospectus. You should read it only in conjunction with the prospectuses for the
                          Policy and the Series Funds.


Dated:  May 1, 2007

                                   CONTENTS                          PAGE(S)
---------------------------------------------------------------- ---------------
The Policy - General Provisions                                       2-3
   Owner and Joint Owner
   Entire Contract
   Deferment of Payment and Transfers
   Incontestability
   Misstatement of Age or Sex
   Nonparticipating
   Assignment
   Evidence of Age or Survival
---------------------------------------------------------------- ---------------
Federal Tax Matters                                                   3-4
   Tax Status of the Policy
   Taxation of United of Omaha
---------------------------------------------------------------- ---------------
State Regulation of United of Omaha                                    4
---------------------------------------------------------------- ---------------
Administration                                                         4
---------------------------------------------------------------- ---------------
Records and Reports                                                    4
---------------------------------------------------------------- ---------------
Distribution of the Policies                                           4
---------------------------------------------------------------- ---------------
Custody of Assets                                                      5
---------------------------------------------------------------- ---------------
Other Information                                                      5
---------------------------------------------------------------- ---------------
Financial Statements                                                   5
---------------------------------------------------------------- ---------------

     The following provides additional information about us and the Policy which may be of interest to you and is not addressed in the Prospectus.

THE POLICY - GENERAL PROVISIONS

OWNER AND JOINT OWNER

     While you are alive, only you may exercise the rights under the Policy. You may change the Owner of the Policy as described below under "Assignment." If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy. If the Annuitant is other than the Owner, the Annuitant has no rights under the Policy.

ENTIRE CONTRACT

     The entire contract is the Policy, as well as the data page and any riders to the Policy and any endorsements or amendments to the Policy and the signed application, a copy of which will be attached to the Policy. All statements made in the application are deemed representations and not warranties. No statement, unless it is in the application, will be used by us to contest the Policy or deny a claim.

     Any change of the Policy and any riders requires the consent of our authorized officer. No agent or registered representative has authority to change or waive any provision of the Policy.

     We reserve the right to amend the Policy to meet the requirements of, or take advantage of, the Internal Revenue Code, regulations or published rulings. You can refuse such a change by giving Written Notice, but a refusal may result in adverse tax consequences.

DEFERMENT OF PAYMENT AND TRANSFERS

     We will usually pay any amounts payable from the Variable Account as a result of a partial withdrawal or cash surrender within seven days after receiving Written Notice. We can postpone such payments or any transfers of amounts between Subaccounts or into the fixed account if:

     (a) the New York Stock Exchange is closed for other than customary weekend and holiday closings;

     (b)  trading on the New York Stock Exchange is restricted;

     (c) an emergency exists as determined by the Securities and Exchange Commission, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Variable Account; or


     (d) the Securities and Exchange Commission permits delay for the protection of security holders.

     The applicable rules of the Securities and Exchange Commission will govern as to whether the conditions in (c) or (d) exist.

     We may defer transfers, payment of partial withdrawals or a surrender from the fixed account for up to six months from the date we receive Written Notice.

     We reserve the right to delay partial withdrawals or cash surrenders from both the Variable Account and the fixed account until all of your purchase payment checks have been honored by your bank.

INCONTESTABILITY

     We will not contest the validity of the Policy after it has been in force during the lifetime of the Owner for two years from the date of its issue.

MISSTATEMENT OF AGE OR SEX

     We may require proof of the Annuitant's age before making any annuity payment provided for by the Policy. If the Annuitant's age or sex has been misstated, the Annuity Starting Date and monthly annuity payments will be determined using the correct age and sex.

     If a misstatement of age or sex results in monthly annuity payments that are too large, the overpayments will be deducted from future monthly annuity payments. If we have made payments that are too small, the underpayments will be added to the next payment. Adjustments for overpayments or underpayments will include 6% interest.

NONPARTICIPATING

     No dividends will be paid. Neither you nor the Beneficiary shares in our surplus earnings or profits.

ASSIGNMENT

     You may change the Owner of the Policy or pledge it as collateral by assigning it. No assignment is binding on us until we record and acknowledge it. We are not responsible for the validity or effect of any assignment. The rights of any payee will be subject to a collateral assignment.

     If the Beneficiary designation is irrevocable, the Owner may be changed or the Policy assigned only upon Written Notice signed by both you and the Beneficiary. On the Annuity Starting Date, you may select another payee, but you retain all rights of ownership unless you sign an absolute assignment of the Policy.

EVIDENCE OF AGE OR SURVIVAL

     We may require proof of the age or survival of any Owner, Annuitant or payee. No payment will be made until we receive such proof.

     FEDERAL TAX MATTERS

TAX STATUS OF THE POLICY

     Diversification Requirements. Section 817(h) of the Internal Revenue Code (the "Code") provides that in order for a variable contract based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified." The Treasury Department regulations issued under Section 817(h) (Treas. Reg. ss. 1.817-5) apply a diversification requirement to each of the Subaccounts of the Variable Account. The Variable Account, through the Series Funds and their portfolios, intends to comply with those diversification requirements. We and the Series Funds have entered into agreements regarding participation in the Series Funds that requires the Series Funds and their portfolios to comply with the Treasury Department regulations.

     Owner Control. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. The Internal Revenue Service ("IRS") has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular Subaccounts without being treated as owners of the underlying assets." As of the date of the Prospectus, no such guidance has been issued.

     The Owner's rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policy owners were not owners of separate account assets. For example, you have additional flexibility in allocating premium payments and Policy values. These differences could result in you being treated as the owner of a pro-rata portion of the assets of the Separate Account. In addition, we do not know what standards will be set forth, if any, in future regulations or rulings issued by the Treasury Department. We therefore reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the owner of a pro-rata share of the assets of the Variable Account or to otherwise qualify the Policy for favorable tax treatment.

     Distribution Requirements. The Code also requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon your death. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if you die on or after the annuity starting date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on your death. If you die before the Annuity Starting Date, the entire interest in your Policy must generally be distributed within five years after your death. This requirement can be satisfied if the entire interest in your Policy is used to purchase an immediate annuity under which payments will begin within one year of your death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. If the Beneficiary is your surviving spouse, the Policy may be continued with your surviving spouse as the new Owner. The Policy contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Policy satisfy all such Code requirements. The provisions contained in the Policy will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

TAXATION OF UNITED OF OMAHA

     We at present are taxed as a life insurance company under part I of Subchapter L of the Code. The Variable Account is treated as part of us and, accordingly, is not taxed separately as a "regulated investment company" under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the Variable Account retained as part of the reserves under the Policy. Based on this expectation, it is anticipated that no charges will be made against the Variable Account for federal income taxes. If, in future years, any federal income taxes or related economic burdens are incurred by us with respect to the Variable Account, we may make a charge to the Variable Account.

     STATE REGULATION OF UNITED OF OMAHA

     We are subject to Nebraska law and to regulation by the Nebraska Department of Insurance. We file an annual statement with the Nebraska Department of Insurance covering our operation for the preceding year and our financial condition as of the end of such year. Regulation by the Nebraska Department of Insurance includes periodic examinations to determine our contract liabilities and reserves. Our books and accounts are subject to review by the Nebraska Department of Insurance at all times and a full examination of our operations is conducted periodically by the National Association of Insurance Commissioners. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which we operate.

     ADMINISTRATION

     Security Benefit Life Insurance Company, One Security Benefit Place, Topeka, Kansas 66636-0001, administers the Policies on our behalf pursuant to a coinsurance agreement dated as of February 10, 2004 and an administrative services agreement dated April 20, 2004.

     RECORDS AND REPORTS

     All our records and accounts relating to the Variable Account are maintained by us. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, we will mail to all Policy Owners at their last known address of record, at least annually, financial statements of the Variable Account and such other information as may be required under that Act or by any other applicable law or regulation. Policy Owners will also receive confirmation of each financial transaction and any other reports required by applicable state and federal laws, rules, and regulations.

     DISTRIBUTION OF THE POLICIES

     We have discontinued the offering of the Policies as of June 1, 2003.


     Mutual of Omaha Investor Services, Inc. ("MOIS") is the principal underwriter of the Policies. The Policies have been distributed by MOIS through retail broker-dealers. Commissions payable to a broker-dealer will be up to 7.5% of Purchase Payments. For the fiscal year ended December 31, 2006, we paid $156,211 in total compensation to MOIS; of this amount MOIS retained $61,440 as concessions for its services as principal underwriter and for distribution concessions, with the remaining amount paid to other broker-dealers. In 2005, these amounts were $287,201 and $84,236, respectively. In 2004, these amounts were $368,649 and $63,653 respectively.


     Certain distribution costs may be waived for Policies owned by employees of United of Omaha and our affiliates. We may increase the Accumulation Value of a Policy purchased by such employees to the extent of the distribution costs that are waived.

     CUSTODY OF ASSETS

     We hold the assets of each of the Subaccounts of the Variable Account. The assets of the Variable Account are segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Series Funds held by each of the Subaccounts. Additional protection for the assets of the Variable Account is afforded by our fidelity bond, presently in the amount of $10 million, covering the acts of our officers and employees.

     OTHER INFORMATION

     A registration statement has been filed with the Securities and Exchange Commission ("SEC"), under the Securities Act of 1933 as amended, with respect to the Policies discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the Prospectus or this Statement of Additional Information. Statements contained in the Prospectus and this Statement of Additional Information concerning the content of the Policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, refer to the instruments filed with the SEC. They may be accessed on the SEC's Web site: http://www.sec.gov.

     FINANCIAL STATEMENTS


     The financial statements of each of the Subaccounts which comprise United of Omaha Separate Account C as of December 31, 2006 and for each of the periods in the two year period then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, Omaha, Nebraska, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

     The statutory financial statements of United of Omaha Life Insurance Company as of December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006 included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, Omaha, Nebraska, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


     The financial statements should be considered only as bearing on our ability to meet our obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in each of the Subaccounts of United of Omaha Separate Account C. The primary business address of Deloitte & Touche LLP is First National Tower, 1601 Dodge Street, Suite 3100, Omaha, Nebraska 68102.

UNITED OF OMAHA LIFE
INSURANCE COMPANY

(A WHOLLY-OWNED SUBSIDIARY OF
MUTUAL OF OMAHA INSURANCE COMPANY)

STATUTORY FINANCIAL STATEMENTS AS OF
DECEMBER 31, 2006 AND 2005 AND FOR THE
YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004,
AND INDEPENDENT AUDITORS' REPORTS

INDEPENDENT AUDITORS' REPORT

To the Board of Directors
United of Omaha Life Insurance Company
Omaha, Nebraska

We have audited the accompanying statutory statements of admitted assets, liabilities and surplus of United of Omaha Life Insurance Company (the "Company") (a wholly-owned subsidiary of Mutual of Omaha Insurance Company) as of December 31, 2006 and 2005, and the related statutory statements of operations, changes in surplus, and cash flows for each of the three years in the period ended December 31, 2006. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the State of Nebraska Department of Insurance, and such practices differ from accounting principles generally accepted in the United States of America. The effects on such financial statements of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America are described in Note 18.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of United of Omaha Life Insurance Company as of December 31, 2006 and 2005, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2006.

However, in our opinion, the statutory financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of United of Omaha Life Insurance Company as of December 31, 2006 and 2005, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2006, on the basis of accounting described in Note 1.

/s/ Deloitte & Touche LLP

Omaha, Nebraska
April 27, 2007

UNITED OF OMAHA LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF MUTUAL OF OMAHA INSURANCE COMPANY)

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND SURPLUS
AS OF DECEMBER 31, 2006 AND 2005
--------------------------------------------------------------------------------


ADMITTED ASSETS                                                              2006               2005
Cash and invested assets:
  Bonds                                                                $  9,095,476,170   $  9,313,101,230
  Common stocks - unaffiliated                                               16,906,718         13,286,220
  Common stocks - affiliated                                                 77,978,354         72,047,842
  Mortgage loans                                                          1,048,822,109        981,545,665
  Real estate properties occupied by the Company, net of accumulated
    depreciation of $80,574,972 in 2006 and $83,716,461 in 2005              67,648,840         71,152,214
  Investment real estate, net of accumulated depreciation
    of $529,122 in 2006 and $518,425 in 2005                                    232,646            243,343
  Contract loans                                                            158,002,428        155,058,688
  Cash and cash equivalents                                                  45,103,059         54,572,525
  Short-term investments                                                     74,831,004          1,102,003
  Other invested assets                                                     189,791,595        198,656,154
                                                                       ----------------   ----------------
      Total cash and invested assets                                     10,774,792,923     10,860,765,884

Investment income due and accrued                                            88,320,671         88,881,685
Premiums deferred and uncollected                                           242,175,301        219,090,585
Reinsurance recoverable                                                     137,425,126        145,198,636
Receivable from parent, subsidiaries and affiliates                          58,975,227             57,245
Federal income taxes receivable                                                      --         25,426,348
Net deferred tax assets                                                      61,095,905         74,537,602
Other assets                                                                 11,627,931          7,720,650
Separate accounts assets                                                  1,491,839,775      1,382,166,418
                                                                       ----------------   ----------------

      Total admitted assets                                            $ 12,866,252,859   $ 12,803,845,053
                                                                       ================   ================

LIABILITIES

Policy reserves:
  Aggregate reserve for policies and contracts                         $  7,866,540,610   $  8,097,645,723
  Deposit-type contracts                                                  1,565,414,333      1,575,059,830
  Policy and contract claims                                                117,769,490         91,832,276
  Other                                                                     174,294,682        155,567,712
                                                                       ----------------   ----------------
      Total policy reserves                                               9,724,019,115      9,920,105,541

Interest maintenance reserve                                                 38,940,737         42,419,982
Asset valuation reserve                                                      38,128,216         22,575,330
General expenses and taxes due or accrued                                    12,915,502          8,760,200
Federal income taxes due or accrued                                           8,944,263              4,177
Payable to parent, subsidiaries and affiliates                                7,154,073         20,920,537
Short-term borrowings                                                       228,473,281        132,269,218
Other liabilities                                                            95,935,840         66,427,731
Separate accounts liabilities                                             1,491,839,775      1,382,166,418
                                                                       ----------------   ----------------
      Total liabilities                                                  11,646,350,802     11,595,649,134
                                                                       ----------------   ----------------

SURPLUS

Capital stock, $10 par value, 900,000 shares authorized, issued and
  outstanding                                                                 9,000,000          9,000,000
Gross paid-in and contributed surplus                                       362,723,580        362,723,580
Unassigned surplus                                                          848,178,477        836,472,339
                                                                       ----------------   ----------------
      Total surplus                                                       1,219,902,057      1,208,195,919
                                                                       ----------------   ----------------

      Total liabilities and surplus                                    $ 12,866,252,859   $ 12,803,845,053
                                                                       ================   ================


The accompanying notes are an integral part of these statutory financial statements.

UNITED OF OMAHA LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF MUTUAL OF OMAHA INSURANCE COMPANY)

STATUTORY STATEMENTS OF OPERATIONS
FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004
--------------------------------------------------------------------------------


                                                                             2006               2005               2004
Income:
  Net premiums and annuity considerations                              $  1,262,550,235   $  1,213,707,017   $  1,294,387,151
  Net investment income                                                     649,018,884        692,625,514        668,160,442
  Other income                                                               75,881,893         61,165,227         63,995,665
                                                                       ----------------   ----------------   ----------------

      Total income                                                        1,987,451,012      1,967,497,758      2,026,543,258
                                                                       ----------------   ----------------   ----------------

Benefits and expenses:
  Policyholder benefits                                                   1,758,690,628      1,524,905,581      1,268,680,237
  Increase (decrease) in reserves                                          (228,895,099)       (66,493,310)       282,468,327
  Commissions                                                               120,126,840        123,978,333        127,259,321
  Operating expenses                                                        298,903,682        301,424,093        285,084,337
  Net transfers to separate accounts                                                 --                 --                 81
                                                                       ----------------   ----------------   ----------------

      Total benefits and expenses                                         1,948,826,051      1,883,814,697      1,963,492,303
                                                                       ----------------   ----------------   ----------------

      Net gain from operations before federal
         income taxes and net realized capital losses                        38,624,961         83,683,061         63,050,955

Federal income taxes                                                         12,199,848         17,051,230         14,181,552
                                                                       ----------------   ----------------   ----------------

      Net gain from operations before net realized capital losses            26,425,113         66,631,831         48,869,403

Net realized capital losses, net of taxes (benefits) of
  ($1,137,809), ($40,535,011) and $13,309,051 and transfers to the interest maintenance reserve of $3,816,507, $3,957,299 and
  $25,158,146, respectively                                                 (15,160,530)       (30,182,153)      (132,927,735)
                                                                       ----------------   ----------------   ----------------

      Net income (loss)                                                $     11,264,583   $     36,449,678   $    (84,058,332)
                                                                       ================   ================   ================


The accompanying notes are an integral part of these statutory financial statements.

UNITED OF OMAHA LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF MUTUAL OF OMAHA INSURANCE COMPANY)

STATUTORY STATEMENTS OF CHANGES IN SURPLUS
FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004
--------------------------------------------------------------------------------


                                                                             2006               2005               2004
Capital stock                                                          $      9,000,000   $      9,000,000   $      9,000,000
                                                                       ----------------   ----------------   ----------------

Gross paid-in and contributed surplus:
  Balance at beginning of year                                              362,723,580        362,723,580        162,723,580
  Capital contribution                                                               --                 --        200,000,000
                                                                       ----------------   ----------------   ----------------
  Balance at end of year                                                    362,723,580        362,723,580        362,723,580
                                                                       ----------------   ----------------   ----------------

Unassigned surplus:
  Balance at beginning of year                                              836,472,339        851,516,553        875,242,600
  Net income (loss)                                                          11,264,583         36,449,678        (84,058,332)
  Dividends to parent                                                       (22,497,371)       (35,000,000)                --
  Change in:
    Net unrealized capital gains (losses), net of
      taxes of $2,989,609, $2,558,715 and $6,225,961,
      respectively                                                           11,481,643            894,127          1,227,096
    Net deferred income taxes                                                (9,103,879)       (23,965,145)        51,210,475
    Non-admitted assets                                                      41,481,580           (114,387)       (13,336,404)
    Asset valuation reserve                                                 (15,552,886)        12,278,103         27,757,901
    Deferred gain on coinsurance, net of taxes
      of $2,890,210, $3,034,952 and $3,514,422,
      respectively                                                           (5,367,532)        (5,636,339)        (6,526,783)
  Other, net                                                                         --             49,749                 --
                                                                       ----------------   ----------------   ----------------

  Balance at end of year                                                    848,178,477        836,472,339        851,516,553
                                                                       ----------------   ----------------   ----------------

Total surplus                                                          $  1,219,902,057   $  1,208,195,919   $  1,223,240,133
                                                                       ================   ================   ================


The accompanying notes are an integral part of these statutory financial statements.

UNITED OF OMAHA LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF MUTUAL OF OMAHA INSURANCE COMPANY)

STATUTORY STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004
--------------------------------------------------------------------------------


                                                                             2006               2005               2004
Cash from (used for) operations:
  Net premiums and annuity considerations                              $  1,241,059,451   $  1,202,196,262   $  1,225,889,061
  Net investment income                                                     634,335,603        672,735,134        654,905,625
  Other income                                                               74,879,316         63,566,961         61,222,051
  Policyholder benefits                                                  (1,737,204,776)    (1,517,705,065)    (1,274,208,829)
  Net transfers to separate accounts                                            (72,035)          (123,848)           (64,135)
  Commissions and operating expenses                                       (409,843,669)      (426,611,153)      (414,491,388)
  Federal income taxes received from (paid to) parent                        23,304,395        (20,658,712)       (47,159,596)
                                                                       ----------------   ----------------   ----------------
      Net cash from (used for) operations                                  (173,541,715)       (26,600,421)       206,092,789
                                                                       ----------------   ----------------   ----------------

Cash from (used for) investments:
  Proceeds from investments sold, matured or repaid:
    Bonds                                                                 1,405,926,873      2,179,829,295      2,473,581,446
    Common stocks                                                            38,236,355          8,436,133         55,192,245
    Mortgage loans                                                          159,666,427        196,955,185        292,247,592
    Real estate                                                               7,937,420          2,005,491          4,516,246
    Other invested assets                                                    86,055,225         71,394,147         30,384,473
    Net gains (losses) on cash and short-term investments                          (736)            24,955             14,085
    Miscellaneous proceeds                                                   22,936,766          3,378,584          1,089,423
  Cost of investments acquired:
    Bonds                                                                (1,187,508,396)    (1,930,489,316)    (2,781,411,465)
    Common stocks                                                           (40,130,520)       (20,651,741)        (1,437,261)
    Mortgage loans                                                         (227,089,072)      (332,561,708)      (203,424,945)
    Real estate                                                              (5,858,975)        (8,682,388)        (4,648,690)
    Other invested assets                                                   (78,261,833)       (79,102,378)       (77,164,365)
    Miscellaneous applications                                                       --        (11,348,000)       (15,573,514)
    Net increase in contract loans                                           (2,943,740)          (705,760)        (2,804,856)
                                                                       ----------------   ----------------   ----------------
      Net cash from (used for) investments                                  178,965,794         78,482,499       (229,439,586)
                                                                       ----------------   ----------------   ----------------

Cash from (used for) financing and miscellaneous sources:
  Capital contribution                                                               --                 --        200,000,000
  Borrowed funds received (paid)                                             96,120,800         79,000,000       (107,000,000)
  Net decrease in deposit-type contracts                                     (9,645,497)      (111,641,182)      (110,250,532)
  Dividends to parent                                                                --        (35,000,000)                --
  Other cash provided (paid)                                                (27,639,847)         7,601,347         19,020,885
                                                                       ----------------   ----------------   ----------------
      Net cash from (used for) financing and miscellaneous sources           58,835,456        (60,039,835)         1,770,353
                                                                       ----------------   ----------------   ----------------

Net change in cash and cash equivalents and short-term investments           64,259,535         (8,157,757)       (21,576,444)

Cash and cash equivalents and short-term investments:
  Beginning of year                                                          55,674,528         63,832,285         85,408,729
                                                                       ----------------   ----------------   ----------------

  End of year                                                          $    119,934,063   $     55,674,528   $     63,832,285
                                                                       ================   ================   ================

Non-cash transactions:
  Real estate acquired in satisfaction of debt                         $             --   $             --   $      1,586,578
                                                                       ================   ================   ================
  Capital contributions received                                       $                  $             --   $     77,681,361
                                                                       ================   ================   ================
  Property dividend to parent                                          $     22,497,371   $             --   $             --
                                                                       ================   ================   ================


The accompanying notes are an integral part of these statutory financial statements.

UNITED OF OMAHA LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF MUTUAL OF OMAHA INSURANCE COMPANY)

NOTES TO STATUTORY FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004
--------------------------------------------------------------------------------

1.    NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      NATURE OF OPERATIONS - United of Omaha Life Insurance Company (the "Company") is a wholly-owned subsidiary of Mutual of Omaha Insurance Company ("Mutual of Omaha"), a mutual health and accident and life insurance company domiciled in the state of Nebraska. At December 31, 2006, the Company owned 100% of the outstanding common stock of the following entities: Companion Life Insurance Company ("Companion"); United World Life Insurance Company ("United World") and Omaha Life Insurance Company. In 2005, the Company owned 100% of the outstanding common stock of Companion, United World and Mutual of Omaha Structured Settlement Company of New York, Inc.

      The Company provides a wide array of financial products and services to a broad range of institutional and individual customers and is licensed in all 50 of the United States, its territories and the District of Columbia. Principal products and services provided include individual and group health insurance, life insurance, annuities and retirement plans.

      BASIS OF PRESENTATION - The accompanying statutory financial statements have been prepared in conformity with accounting practices prescribed or permitted by the State of Nebraska Department of Insurance. The state of Nebraska has adopted the National Association of Insurance Commissioners' statutory accounting principles ("NAIC SAP") as the basis of its statutory accounting practices. The Commissioner of the State of Nebraska Department of Insurance has the right to permit other specific practices that may deviate from NAIC SAP.

      The accompanying statutory financial statements vary in some respects from those that would be presented in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The most significant differences include:

      (a) Bonds are generally carried at amortized cost, while under GAAP they are carried at either amortized cost or fair value based upon their classification according to the Company's ability and intent to hold or trade the securities.

      (b) For securities, an interest rate related impairment is deemed other-than-temporary only when the Company has the positive intent to sell the investment at the reporting date, before recovery of the cost of the investment. In determining whether an impairment is temporary, GAAP requires an intent and ability to hold to recovery.

      (c) Acquisition costs, such as commissions and other costs related to acquiring new business, are charged to operations as incurred, while under GAAP they are deferred and amortized to income as premiums are earned or in relation to estimated gross profits.

      (d) NAIC SAP requires an amount be recorded for deferred taxes; however, there are limitations as to the amount of deferred tax assets that may be reported as admitted assets and a federal income tax provision is required on a current basis for the statutory statements of operations.

      (e) Statutory policy reserves are based on morbidity and interest assumptions prescribed or permitted by state statutes, without consideration of withdrawals. The effect on reserves, if any, due to a change in valuation basis is recorded directly to unassigned surplus rather than included in the determination of net gain (loss) from operations. GAAP policy reserves are based on the Company's estimates of morbidity, interest and withdrawals.

      (f) The asset valuation reserve ("AVR") and interest maintenance reserve ("IMR") are established only in the statutory financial statements.

      (g) Assets are reported under NAIC SAP at admitted asset value and non-admitted assets are excluded through a charge to surplus, while under GAAP non-admitted assets are reinstated to the balance sheet, net of any valuation allowance.

      (h) Premium receipts and benefits on universal life-type contracts are recorded as income and expense for statutory purposes. Under GAAP, revenues on universal life-type contracts are comprised of contract charges and fees that are recognized when assessed against the policyholder account balance. Premium receipts and benefits paid are considered deposits and withdrawals, respectively, and are recorded as or against interest-bearing liabilities.

      (i) Reinsurance recoverables on unpaid losses are reported as a reduction of policy reserves, while under GAAP they are reported as an asset.

      (j) Comprehensive income and its components are not presented in the statutory financial statements.

      (k) Subsidiaries are included as common stock carried under the equity method, with the equity in the operating results of subsidiaries credited or charged directly to the Company's surplus for NAIC SAP. GAAP requires either consolidation or equity method reporting with operating results of subsidiaries reflected in the statement of operations.

      USE OF ESTIMATES - The preparation of financial statements in accordance with NAIC SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. The most significant estimates include those used in determining investment valuation, aggregate reserves for policies and contracts, policy and contract claims and deferred taxes. Actual results could differ from those estimates.

      The process of determining the fair value of investments and whether or not an investment is recoverable relies on projections of future cash flows, investment operating results and market conditions. Projections are inherently uncertain and, accordingly, actual future cash flows may differ materially from projected cash flows. As a result, the Company's investment valuations are susceptible to the risk inherent in making such projections.

      Due to the length of annuity and life insurance contracts and the risks involved, the process of estimating the aggregate reserve for policies and contracts is inherently uncertain. Aggregate reserves are estimated using mortality tables and interest-rate assumptions. Actual mortality and interest rates are likely to differ from expected rates.

      Policy and contract claims are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs. Revisions of these estimates are reflected in operations in the year they are made.

      INVESTMENTS - Investments are reported according to valuation procedures prescribed by the NAIC. Bonds not backed by loans are stated at amortized cost using the scientific method; except for bonds that are in or near default which are stated at lower of amortized cost or fair value.

      Loan-backed securities and structured securities are included in bonds in the statutory statements of admitted assets, liabilities and surplus and are stated at amortized cost; except for loan-backed securities and structured securities that are in or near default, which are stated at lower of amortized cost or fair value. Premiums and discounts on loan-backed bonds and structured securities are amortized using the retrospective method based on anticipated prepayments from the date of purchase. Prepayment assumptions for loan-backed securities are based on original term sheets, offer memoranda, historical performance or other forecasts. Changes in estimated cash flows due to changes in estimated prepayments are accounted for using the retrospective method.

      Common stocks of unaffiliated companies are stated at NAIC market value and common stocks of affiliated companies (principally insurance companies) are carried on the statutory equity method. Changes in the carrying value are recorded as a change in net unrealized capital gains (losses), a component of surplus. Dividends are reported in net investment income.

      Mortgage loans and contract loans are carried at the unpaid principal balance.

      Home office and investment real estate are valued at cost, less accumulated depreciation. Depreciation is provided on the straight-line method over the estimated useful lives, generally forty years, of the related assets. Real estate held for sale is valued at the lower of depreciated cost or estimated fair value, less estimated selling expenses.

      Cash equivalents are highly liquid debt securities purchased with an original maturity of less than three months. Cash equivalents are carried at cost, which approximates fair value.

      Short-term investments include investments whose original maturities are one year or less and are stated at cost, which approximates fair value.

      Other invested assets at December 31, 2006 include investments in limited partnerships and receivables for securities. Limited partnerships are carried at their underlying GAAP equity with changes recorded in unrealized gains (losses) through surplus. At December 31, 2005, other invested assets also include derivatives, long-term receivables and interests in airline collateral received in restructuring, which are carried at estimated fair value. Subsequent to December 31, 2006, Mutual of Omaha's investment in Fulcrum Growth Partners, L.L.C. of approximately $105,000,000 and the related unfunded investment commitment of approximately $62,000,000 was transferred to the Company in the form of a capital contribution.

      In 2006, derivatives of $3,889,052 are included in other liabilities. In 2005, derivatives of $100,223 and $871,438 are included in other invested assets and other liabilities, respectively. At December 31, 2006 and 2005, derivatives included foreign currency swaps, interest rate caps and equity-linked options. When derivative financial instruments meet specific criteria they may be designated as accounting hedges and accounted for on either a fair value or amortized cost basis, in a manner consistent with the item hedged. Derivative financial instruments that are not designated as accounting hedges are accounted for on a fair value basis with changes recorded in unrealized gains (losses) through surplus. Interest on currency swaps and amortization on interest rate caps are included in net investment income.

      Investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned at the ex-dividend date. Interest income on mortgage-backed and asset-backed securities is determined on the effective yield method based on estimated principal repayments. Accrual of income is suspended when mortgage-backed or asset-backed securities are in default or when the receipt of interest payments is in doubt. Realized gains and losses on the sale of investments are determined on the specific identification basis.

      Investment income due or accrued for which it is probable the balance is uncollectible is written off and charged to investment income. Investment income due or accrued deemed collectible on mortgage loans in default that is more than 180 days past due is non-admitted. All other investment income due or accrued deemed collectible that is more than 90 days past due is non-admitted.

      PROPERTY - Property is carried at cost less accumulated depreciation and amortization. The Company provides for depreciation of property using the straight-line method over the estimated useful lives of the assets. Furniture and fixtures are generally depreciated over three to ten years. Leasehold improvements are carried at cost less accumulated amortization. The Company provides for amortization of leasehold improvements using the straight-line method over the lesser of the useful life of the asset or the remaining original lease term, excluding options or renewal periods. Leasehold improvements are generally depreciated over three to twenty years. Depreciation and amortization expense was $4,256,633, $4,172,361 and $4,050,484 for the years ended December 31, 2006, 2005 and 2004, respectively.

      ELECTRONIC DATA PROCESSING ("EDP") EQUIPMENT AND SOFTWARE - EDP equipment and operating and nonoperating software are carried at cost less accumulated depreciation or amortization and are included in other assets. Depreciation expense is computed using the straight-line method over the lesser of the estimated useful life of the related asset or three years for EDP equipment and operating system software. Depreciation expense for nonoperating system software is computed using the straight-line method over the lesser of its estimated useful life or five years. Costs incurred for the development of internal use software are capitalized and amortized using the straight-line method over the lesser of the useful lives of the assets or three years.

      SEPARATE ACCOUNTS -The assets of the separate accounts in the statutory statements of admitted assets, liabilities and surplus are carried at fair value and consist primarily of common stock, mutual funds and commercial paper held by the Company for the benefit of contract holders under specific individual annuity and life insurance contracts and group annuity contracts. Separate account assets are segregated and are not subject to claims that arise out of any other business of the Company. Deposits and premiums received from and benefits paid to separate account contract holders are reflected in the statutory statements of operations, but are offset by transfers to and from the separate accounts. Investment income and realized capital gains (losses) on the separate accounts are reflected net of amounts credited to contract holders in the statutory statements of operations. Mortality, policy administration and surrender charges to all separate accounts are included in other income.

      POLICY RESERVES AND DEPOSIT-TYPE CONTRACTS - Policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for life policies were computed principally by using the Commissioners' Reserve Valuation Method ("CRVM") or the Net Level Premium Method with assumed interest rates (2.5% to 6%) and mortality (1941, 1958, 1980 and 2001 Commissioners' Standard Ordinary Mortality tables and the 1960 Commissioners' Standard Group Mortality table) prescribed by regulatory authorities. Annuity reserves were calculated using the Commissioners' Annuity Reserve Valuation Method ("CARVM") based primarily upon the 1937 Standard Annuity Table with interest rates ranging from 2.5% to 3.5%; the 1971 Individual Annuity Mortality Table with interest rates ranging from 4.00% to 7.50%; the 1983a Individual Annuity Mortality Table with interest rates ranging from 4.75% to 9.25%; the Annuity 2000 Mortality Table with interest rates ranging from 4.50% to 7.00%; the 1994 Variable Annuity Mortality Table with interest rates ranging from 4.50% to 7.50%; the 1971 Group Annuity Mortality Table with interest rates ranging from 6.00% to 11.25%; the 1983 Group Annuity Mortality Table with interest rates ranging from 4.75% to 11.00%; or the 1994 Group Annuity Reserving Table with interest rates ranging from 4.00% to 7.00% in 2006 and 2.91% to 7.00% in 2005.

      Reserves for deposit-type contracts are equal to deposits received and interest credited to the benefit of contract holders, less withdrawals that represent a return to the contract holder. Tabular interest on deposit-type contracts is calculated by formula as described in the annual statement instructions.

      Policy and contract claims represent the amounts estimated for claims that have been reported but not settled and estimates for claims incurred but not reported. Policy and contract claims are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs. Revisions of these estimates are reflected in operations in the year they are made. Claim adjustment expenses are accrued and included in general expenses and taxes due or accrued.

      REINSURANCE - In the normal course of business, the Company assumes and cedes insurance business. The ceding of insurance business does not discharge an insurer from its primary legal liability to a policyholder. The Company remains liable to the extent that a reinsurer is unable to meet its obligations. Balances are included in the statutory statements of admitted assets, liabilities and surplus and the statutory statements of operations, net of reinsurance.

      Amounts recoverable from reinsurers are based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Management believes the amounts recoverable are appropriately established.

      During 2003, the Company ceased underwriting its variable life and annuity products. Effective December 31, 2003, the Company entered into modified coinsurance and coinsurance agreements to cede its variable life and annuity business on an indemnity basis. In 2003, these reinsurance agreements resulted in a deferred gain of $22,061,000 (net of taxes of $11,879,000), which is reflected in unassigned surplus and will be amortized into operations as earnings emerge from the business reinsured. During 2006, 2005 and 2004, the Company amortized $5,367,532 (net of taxes of $2,890,210), $5,636,339 (net of taxes of $3,034,952) and $6,526,783
      (net of taxes of $3,514,422), respectively.

      ASSET VALUATION RESERVE AND INTEREST MAINTENANCE RESERVE - The Company establishes certain reserves as promulgated by the NAIC. The AVR is determined by formula and is based on the Company's investments in bonds, common stocks, mortgage loans, real estate and other invested assets. This valuation reserve requires appropriation of surplus to provide for possible losses on these investments. Realized and unrealized capital gains (losses), other than those resulting from interest-rate changes, are credited or charged to the AVR.

      The IMR is used to defer realized capital gains and losses, net of tax, on sales of bonds and certain other investments that result from interest-rate changes. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investments. Amortization included in net investment income was $7,295,752, $7,666,870 and $6,036,972 for 2006, 2005
      and 2004, respectively.

      PREMIUMS AND ANNUITY CONSIDERATIONS AND RELATED COMMISSIONS - Premiums are recognized as income over the premium-paying period of the policies. Annuity considerations are recognized as revenue when received. Considerations received on deposit-type funds, which did not contain any life contingencies, are recorded directly to the related liability. Commissions and other expenses related to the acquisition of policies are charged to operations as incurred.

      FAIR VALUES OF FINANCIAL INSTRUMENTS - The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

            BONDS - The fair values for bonds, including loan-backed securities, are based on quoted market prices, where available. For bonds for which market values are not readily available, fair values were estimated by the Company using projected future cash flows, current market rates, credit quality and maturity date.

            COMMON STOCKS - UNAFFILIATED - With the exception of the Company's Federal Home Loan Bank of Topeka stock, the fair values for unaffiliated common stocks are based on NAIC market value. The Company's Federal Home Loan Bank of Topeka stock is carried at cost.

            MORTGAGE LOANS - The fair values for mortgage loans are estimated by discounting expected future cash flows using current interest rates for similar loans with similar credit risk.

            CONTRACT LOANS -Contract loans are stated at the aggregate unpaid balance. Management has determined that it is not practicable to estimate the fair value of contract loans because contract loans are often repaid by reducing policy benefits and due to their variable maturity dates.

            CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS - The carrying amounts for these instruments approximate their fair values.

            DEPOSIT-TYPE CONTRACTS - The carrying amounts for these contracts approximate their fair values.

            DERIVATIVE FINANCIAL INSTRUMENTS - The fair value of the Company's derivative instruments, including foreign-currency swaps, interest-rate swaps, and interest-rate caps are based upon quotations obtained from dealers or other reliable sources.

            SHORT-TERM BORROWINGS - The carrying amounts for short-term borrowings approximate their fair value.

      VULNERABILITY DUE TO CERTAIN RISKS AND CONCENTRATIONS -The following is a description of the most significant risks facing life and health insurers and how the Company manages those risks:

            Legal/regulatory risk is the risk that changes in the legal or regulatory environment in which an insurer operates will occur and create additional costs or expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by operating throughout the United States, thus reducing its exposure to any single jurisdiction, and by diversifying its products. The Company monitors economic and regulatory developments that have the potential to impact its business.

            Interest-rate risk is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. The Company mitigates this risk by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, the Company may have to sell assets prior to maturity and recognize a gain or loss.

            Credit risk is the risk that issuers of securities owned by the Company will default, or that other parties, including reinsurers who owe the Company money, will not pay. The Company has strict policies regarding the financial stability and credit standing of its counterparties. The Company attempts to limit its credit risk by dealing with credit worthy counterparties and obtaining collateral where appropriate.

      OTHER-THAN-TEMPORARY DECLINES IN FAIR VALUE - The Company regularly reviews its investment portfolio for factors that may indicate that a decline in fair value of an investment is other-than-temporary. Some factors considered in evaluating whether or not a decline in fair value is other-than-temporary include the Company's ability and intent to retain the investment for a period of time sufficient to allow for a recovery in value, the intent to sell the security at the reporting date for interest related declines and the financial condition and prospects of the issuer.

      The Company recognizes other-than-temporary impairments of bonds not backed by loans when it is either probable that the Company will not collect all amounts due according to the contractual terms of the bond in effect at the date of acquisition or when the Company has made a decision to sell the bond prior to its maturity at an amount below its amortized cost. When an other-than-temporary impairment is recognized, the bond is written down to fair value and the amount of the write down is recorded as a realized capital loss.

      For loan-backed securities, other-than-temporary impairments are recognized when a revaluation based on new prepayment assumptions results in a negative yield. When an other-than-temporary impairment is recognized, the cost basis of the loan-backed security is written down to the undiscounted estimated future cash flows and the amount of the write down is recorded as a realized capital loss.

      The Company recognizes other-than-temporary impairments of limited partnerships when the underlying GAAP equity of the partnership is less than 80% of amortized cost. When an other-than-temporary impairment is recognized, the limited partnership is written down to fair value and the amount of the impairment is recorded as a realized capital loss.

      ACCOUNTING PRONOUNCEMENTS - In 2005, the Company adopted Statement of Statutory Accounting Principle No. 88, INVESTMENTS IN SUBSIDIARY, CONTROLLED AND AFFILIATED ("SCA") ENTITIES, A REPLACEMENT OF SSAP NO. 46 ("SSAP No. 88"), which provides new guidance for investments in foreign insurance subsidiaries and certain non-insurance subsidiaries. Under the provisions of SSAP No. 88, (1) foreign insurance subsidiaries are valued using GAAP equity adjusted for assets that are disallowed under statutory accounting; (2) non-insurance subsidiaries are carried at GAAP equity unless they receive 20% or more of their revenue from the Company or its affiliates and have no significant operations; and (3) the financial statements of non-insurance subsidiaries, joint ventures, partnerships and limited liability companies are required to undergo audits in accordance with GAAP, otherwise the investment is non-admitted. Prior to 2005, the financial statements of non-insurance subsidiaries were not required to be audited and the financial statements of foreign insurance subsidiaries were not required to be audited on a United States GAAP basis. The adoption of SSAP No. 88 did not have a material impact on the Company's financial statements.

      In June 2005, the NAIC issued SSAP No. 93, ACCOUNTING FOR LOW-INCOME HOUSING TAX CREDIT PROPERTY INVESTMENTS ("SSAP No. 93"). SSAP No. 93 is effective beginning January 1, 2006, however, early adoption is permitted. SSAP No. 93 adopts GAAP guidance for low-income housing tax credits provided in EMERGING ISSUES TASK FORCE NO. 94-1: ACCOUNTING FOR TAX BENEFITS RESULTING FROM INVESTMENTS IN AFFORDABLE HOUSING PROJECTS with certain modifications. Under the provisions of SSAP No. 93, federal tax credits are recognized in the income statement as an offset to federal income taxes in the tax-reporting year in which the tax credits are utilized. Federal tax benefits, other than tax credits, are amortized and included in net investment income. State tax credits are recognized as an offset to state premium or income taxes. The early adoption of the requirements of SSAP No. 93 in 2005 did not have a material impact on the Company's financial statements.

      In June 2006, the NAIC issued SSAP No. 94, ACCOUNTING FOR TRANSFERABLE STATE TAX CREDITS ("SSAP No. 94"). SSAP No. 94 defines criteria for determining the status of transferable state tax credits and concludes that state tax credits meeting this criteria are admitted assets as specified by SSAP No. 4,

      ASSETS AND NONADMITTED ASSETS. SSAP No. 94 is effective for reporting periods ending on or after December 31, 2006. The adoption of SSAP No. 94 did not impact the Company's financial statements.

      In December 2006, the NAIC issued SSAP No. 96, SETTLEMENT REQUIREMENTS FOR INTERCOMPANY TRANSACTIONS, AN AMENDMENT TO SSAP NO. 25 - ACCOUNTING FOR AND DISCLOSURES ABOUT TRANSACTIONS WITH AFFILIATES AND OTHER RELATED PARTIES ("SSAP No. 96). SSAP No. 96 is effective for reporting periods ending on or after December 31, 2007. SSAP No. 96 requires that transactions between related parties be backed by a written agreement, which specifies a due date for the settlement of amounts owed. Amounts owed over ninety days past the due date shall be nonadmitted. The Company is currently evaluating the impact of SSAP No. 96 on the Company's financial statements.

2.    INVESTMENTS

      BONDS - The carrying value and estimated fair value of investments in bonds, including loan-backed securities, by type were as follows:


                                                               GROSS             GROSS
                                           CARRYING         UNREALIZED        UNREALIZED         ESTIMATED
AT DECEMBER 31, 2006:                        VALUE             GAINS            LOSSES          FAIR VALUE
  U.S. Government                       $   264,375,297   $     2,704,040   $    (3,849,385)  $   263,229,952
  States, territories and possessions           821,621             7,656            (2,711)          826,566
  Special revenue                             9,516,753           928,970                --        10,445,723
  Public utilities                          385,776,615        15,546,617        (6,957,943)      394,365,289
  Industrial and miscellaneous            3,755,893,876       106,208,465       (58,567,241)    3,803,535,100
  Mortgage-backed securities              3,296,479,824        68,125,634       (61,122,946)    3,303,482,512
  Asset-backed securities                 1,382,612,184        13,401,147        (6,867,430)    1,389,145,901
                                        ---------------   ---------------   ---------------   ---------------

      Total                             $ 9,095,476,170   $   206,922,529   $  (137,367,656)  $ 9,165,031,043
                                        ===============   ===============   ===============   ===============



                                                               GROSS             GROSS
                                           CARRYING         UNREALIZED        UNREALIZED         ESTIMATED
AT DECEMBER 31, 2005:                        VALUE             GAINS            LOSSES          FAIR VALUE
  U.S. Government                       $   296,421,328   $     4,350,069   $    (4,147,340)  $   296,624,057
  States, territories and possessions           534,029             3,177                --           537,206
  Special revenue                            30,991,634         3,435,375           (10,205)       34,416,804
  Public utilities                          445,616,953        26,085,357        (4,360,111)      467,342,199
  Industrial and miscellaneous            3,580,379,980       166,544,486       (36,308,488)    3,710,615,978
  Mortgage-backed securities              3,228,370,131        91,541,921       (55,599,992)    3,264,312,060
  Asset-backed securities                 1,730,787,175        27,297,393       (11,649,601)    1,746,434,967
                                        ---------------   ---------------   ---------------   ---------------

      Total                             $ 9,313,101,230   $   319,257,778   $  (112,075,737)  $ 9,520,283,271
                                        ===============   ===============   ===============   ===============


      Bonds that were in or near default (NAIC 6) at December 31, 2006 were carried at amortized cost, which was less than fair value. Bonds that were in or near default at December 31, 2005 were carried at fair value, which was $992,621 less than amortized cost.

      The Company's bond portfolio is primarily comprised of investment grade securities. Based upon ratings by the NAIC, investment grade bonds comprised 96.7% and 95.3% of the Company's total bond portfolio at December 31, 2006 and 2005, respectively.

      An aging of unrealized losses on the Company's investments in bonds at December 31, 2006 and 2005,was as follows:


                                                                DECEMBER 31, 2006
                      -----------------------------------------------------------------------------------------------------
                            LESS THAN ONE YEAR                  ONE YEAR OR MORE                         TOTAL
                        ESTIMATED          GROSS           ESTIMATED          GROSS           ESTIMATED          GROSS
                           FAIR          UNREALIZED           FAIR          UNREALIZED           FAIR          UNREALIZED
                          VALUE            LOSSES            VALUE            LOSSES            VALUE            LOSSES
U.S. Government       $      172,156   $         (181)   $  211,893,981   $   (3,849,204)   $  212,066,137   $   (3,849,385)
States, territories
   and possessions                --               --           290,120           (2,711)          290,120           (2,711)
Public utilities          59,389,097       (1,149,933)      103,699,329       (5,808,010)      163,088,426       (6,957,943)
Industrial and
   miscellaneous         715,289,652      (14,258,522)    1,175,683,791      (44,308,719)    1,890,973,443      (58,567,241)
Mortgage-backed
   securities            706,814,225      (14,860,705)    1,275,643,575      (46,262,241)    1,982,457,800      (61,122,946)
Asset-backed
   securities            230,188,922       (2,763,328)      282,137,517       (4,104,102)      512,326,439       (6,867,430)
                      --------------   --------------    --------------   --------------    --------------   --------------

Total                 $1,711,854,052   $  (33,032,669)   $3,049,348,313   $ (104,334,987)   $4,761,202,365   $ (137,367,656)
                      ==============   ==============    ==============   ==============    ==============   ==============



                                                                DECEMBER 31, 2005
                      -----------------------------------------------------------------------------------------------------
                            LESS THAN ONE YEAR                  ONE YEAR OR MORE                         TOTAL
                        ESTIMATED          GROSS           ESTIMATED          GROSS           ESTIMATED          GROSS
                           FAIR          UNREALIZED           FAIR          UNREALIZED           FAIR          UNREALIZED
                          VALUE            LOSSES            VALUE            LOSSES            VALUE            LOSSES
U.S. Government       $  176,588,768   $   (2,623,621)   $   45,065,289   $   (1,523,719)   $  221,654,057   $   (4,147,340)
Special revenue              600,824          (10,205)               --               --           600,824          (10,205)
Public utilities          89,271,422       (2,424,118)       36,024,580       (1,935,993)      125,296,002       (4,360,111)
Industrial and
   miscellaneous         911,892,821      (17,694,792)      418,770,279      (18,613,696)    1,330,663,100      (36,308,488)
Mortgage-backed
   securities          1,292,270,057      (31,380,242)      612,363,830      (24,219,750)    1,904,633,887      (55,599,992)
Asset-backed
   securities            413,560,674       (6,197,072)      190,049,416       (5,452,529)      603,610,090      (11,649,601)
                      --------------   --------------    --------------   --------------    --------------   --------------

Total                 $2,884,184,566   $  (60,330,050)   $1,302,273,394   $  (51,745,687)   $4,186,457,960   $ (112,075,737)
                      ==============   ==============    ==============   ==============    ==============   ==============


      The Company regularly reviews its investment portfolio for factors that may indicate that a decline in fair value of an investment is other than temporary. Based on an evaluation of factors, including, but not limited to, the Company's intentions to sell or ability to hold the investments to recovery and the credit ratings of the issuers of the investments in the above bonds, the Company has concluded that the declines in the fair values of the Company's investments in bonds at December 31, 2006 were temporary.

      At December 31, 2006, there were 265 securities in an indicated unrealized loss position for less than twelve months with a fair value of $1,711,854,052, unrealized losses of $33,032,669 and an average price of
      97. Of these securities, 98% were investment grade, with associated unrealized losses of $32,585,684. At December 31, 2006, there were 383 securities that had indicated unrealized losses for twelve months or more. A description of the factors contributing to the unrealized loss positions for the various security types and the factors considered in determining that recording an other-than-temporary impairment was not warranted are outlined below.

      At December 31, 2006, the unrealized losses relating to U.S. Government and public utilities securities were attributed to changes in interest rates. Industrial and miscellaneous securities in an unrealized loss position for twelve months or more, 173 securities, had an indicated gross unrealized loss of $44,308,719 at December 31, 2006; 99% were investment grade with an average credit rating of Baa1 and an average price of 97. None of these securities had indicated unrealized losses greater than 20% of their amortized cost. The total indicated gross unrealized losses in the industrial and miscellaneous securities portfolio increased from $36,308,488 to $58,567,241 at December 31, 2005 and 2006, respectively, due to changes in interest rates. Based on the Company's lack of intent to sell these securities at December 31, 2006 and cash flow estimates that indicate full recovery of amortized cost, the Company concluded that the declines in the fair values of the Company's investments in industrial and miscellaneous securities at December 31, 2006 were temporary.

      Mortgage-backed securities are supported by both residential and commercial mortgage loans. At December 31, 2006, there were 117 securities with an indicated unrealized loss position for twelve months or more of $46,262,241. Only one security, with an indicated unrealized loss of $1,179,627, had an unrealized loss that was greater than 20% of amortized cost, attributable to changes in interest rates. The average price and credit rating for securities with indicated unrealized losses greater than twelve months is 96 and Aaa, respectively. The indicated gross unrealized losses in this category increased from $55,599,992 to $61,122,946 at December 31, 2005 and 2006, respectively, due to changes in prepayment expectations caused by the current economic environment and changes in interest rates. As of December 31, 2006, the estimated future cash flows for these securities indicated full recovery of amortized cost and as a result, based on management's lack of intent to sell these securities at December 31, 2006, the Company concluded that the declines in the fair values of the Company's investments in mortgage-backed securities at December 31, 2006 were temporary.

      Asset-backed securities with an indicated unrealized loss position for twelve months or more are primarily supported by home equity and equipment loans. At December 31, 2006, there were a total of 53 asset-backed securities with an indicated unrealized loss for twelve months or more of $4,104,102, all of which had an unrealized loss that was less than 10% of the Company's amortized cost of each security and 95% of which were investment grade. Home equity asset-backed securities were the largest component of the Company's asset-backed securities in an unrealized loss position for twelve months or more, consisting of 11 securities with an average credit rating of Aaa, a market value of $112,849,414 and unrealized losses of $1,044,543 at December 31, 2006. The indicated unrealized loss in this sector is almost entirely due to changes in interest rates. The indicated gross unrealized losses in this category decreased from $11,649,601 to $6,867,430 at December 31, 2005 and 2006,
      respectively, due to the current economic environment and changes in interest rates. As of December 31, 2006, the Company's estimated future cash flows for these securities indicated recovery of remaining amortized cost and as a result, based on management's lack of intent to sell these securities at December 31, 2006, the Company concluded that the declines in the fair values of the Company's investments in asset-backed securities at December 31, 2006 were temporary.

      The carrying value and estimated fair value of bonds at December 31, 2006, by contractual maturity, were as shown below. Actual maturities may differ as a result of prepayments by the issuer. Mortgage-backed and asset-backed securities provide for periodic payments throughout their lives so they are listed in a separate category.

                                                  CARRYING          ESTIMATED
                                                    VALUE          FAIR VALUE

Due in one year or less                        $   341,277,694   $   341,530,502
Due after one year through five years            1,561,968,764     1,565,402,147
Due after five years through ten years           1,542,649,048     1,533,898,132
Due after ten years                                970,488,656     1,031,571,849
Mortgage-backed and asset-backed securities      4,679,092,008     4,692,628,413
                                               ---------------   ---------------

   Total                                       $ 9,095,476,170   $ 9,165,031,043
                                               ===============   ===============

      Proceeds from the sale of bonds were $316,940,433, $444,790,251 and $699,467,687 during the years ended December 31, 2006, 2005 and 2004, respectively. Realized capital gains from the sale of bonds were $6,342,197, $25,968,735 and $49,873,975 during the years ended December
      31, 2006, 2005 and 2004, respectively. Realized capital losses from the sale of bonds were $10,611,385, $24,975,866 and $9,750,110 during the years ended December 31, 2006, 2005 and 2004, respectively. Realized capital losses for the years ended December 31, 2006, 2005 and 2004 included losses of $12,357,143, $56,427,241 and $116,000,486, respectively, resulting from other-than-temporary declines in the fair value of bonds.

      Proceeds from the sale of stocks were $2,680,050, $1,241,245 and $54,800,111 during the years ended December 31, 2006, 2005 and 2004, respectively. Realized capital gains from the sale of stocks were $1,762,470, $333,390 and $354,566 during the years ended December 31, 2006, 2005 and 2004, respectively. Realized capital losses from the sale of stocks were $118,027, $88,930, and $699,332 during the years ended December 31, 2006, 2005, and 2004, respectively. Realized capital losses for the years ended December 31, 2006 and 2004 also includes losses of $210,382 and $1,219,794, respectively, resulting from other-than-temporary declines in the fair value of stocks. No other-than-temporary losses were recognized for the year ended December 31, 2005.

      Bond income due and accrued of $2,984,700, $13,662,723 and $14,068,984 related to bonds in default were excluded from investment income during the years ended December 31, 2006, 2005 and 2004, respectively.

      MORTGAGE LOANS - The Company invests in mortgage loans collateralized principally by commercial real estate throughout the United States. During 2006, the maximum and minimum lending rates for mortgage loans were 9.75% and 5.25%, respectively. At December 31, 2006, the maximum percentage of any one loan to the value of the collateral security at the time of the loan, exclusive of insured, guaranteed or purchase money mortgages, was 75%. Companion participates in certain of the Company's mortgage loans.

      Net realized capital losses for the years ended December 31, 2006, 2005 and 2004 include losses of $220,500, $543,409 and $705,250, respectively, resulting from impairments of mortgage loans. Total impaired loans as of December 31, 2006 and 2005 and the associated interest income were not material.

      Mortgage loan participations purchased from one loan originator comprise 62% of the portfolio in 2006 and 60% in 2005. The properties collateralizing mortgage loans are geographically dispersed throughout the United States, with the largest concentration in California (approximately 25% and 27% at December 31, 2006 and 2005, respectively).

      LIMITED PARTNERSHIPS- Net realized capital losses for the years ended December 31, 2006, 2005 and 2004 include losses of $2,914,412, $9,650,450 and $13,529,345, respectively, resulting from other-than-temporary declines in fair value of limited partnerships. The fair values of the limited liability partnerships were determined using underlying audited GAAP financial statements.

      FAIR VALUE OF FINANCIAL INSTRUMENTS - The carrying values and estimated fair values of the Company's financial instruments at December 31, were as follows:


                                                    2006                                2005
                                         CARRYING          ESTIMATED         CARRYING          ESTIMATED
                                           VALUE          FAIR VALUE           VALUE          FAIR VALUE
FINANCIAL ASSETS:
   Bonds                              $ 9,095,476,170   $ 9,165,031,043   $ 9,313,101,230   $ 9,520,283,271
   Common stocks - unaffiliated            16,906,718        16,906,718        13,286,220        13,286,220
   Mortgage loans                       1,048,822,109     1,057,827,282       981,545,665     1,061,035,244
   Contract loans                         158,002,428       158,002,428       155,058,688       155,058,688
   Short-term investments                  74,831,004        74,831,004         1,102,003         1,102,003
   Cash and cash equivalents               45,103,059        45,103,059        54,572,525        54,572,525
   Derivative financial instruments                --                --           100,223           100,223

FINANCIAL LIABILITIES:
   Deposit-type contracts               1,565,414,333     1,565,414,333     1,575,059,830     1,575,059,830
   Derivative financial instruments         3,889,052         3,889,052           871,438           871,438
   Short-term borrowings                  228,473,281       228,473,281       132,269,218       132,269,218


3.    DERIVATIVE FINANCIAL INSTRUMENTS

      The Company uses derivative financial instruments to reduce exposure to market volatility associated with assets held or liabilities incurred. Additionally, derivatives are used to change the characteristics of the Company's asset/liability mix, consistent with the Company's risk management activities.

      Senior management monitors the Company's derivative financial instruments and at inception of the hedge, the Company formally documents the hedging relationship and risk management objective and strategy. Risk arises from changes in the fair value of the underlying instruments and, with respect to over-the-counter transactions, from the possible inability of counterparties to meet the terms of the transactions. The Company's risk of loss is typically limited to the fair value of its derivative financial instruments with positive fair values and not to the notional or contractual amounts of the derivative instruments. Losses on derivatives due to the underlying prices and indexes are expected to be offset by gains in the hedged items, to the extent that the hedges are effective.

      The following table summarizes the Company's derivative financial instruments:


                                               CONTRACT/
                                                NOTIONAL       CARRYING        CREDIT       ESTIMATED
                                                 AMOUNT         VALUE         EXPOSURE      FAIR VALUE
AT DECEMBER 31, 2006:
   Interest-rate caps                         $ 20,000,000   $         --   $         --   $         --
   Equity-linked options                             3,194             --             --             --
   Foreign currency swap agreements             78,677,209     (3,889,052)     1,109,380     (3,889,052)
                                              ------------   ------------   ------------   ------------

     Total derivative financial instruments   $ 98,680,403   $ (3,889,052)  $  1,109,380   $ (3,889,052)
                                              ============   ============   ============   ============



                                               CONTRACT/
                                                NOTIONAL       CARRYING        CREDIT       ESTIMATED
                                                 AMOUNT         VALUE         EXPOSURE      FAIR VALUE
AT DECEMBER 31, 2005:

   Interest-rate caps                         $ 65,000,000   $         --   $         --   $         --
   Equity-linked options                           145,819        100,223             --        100,223
   Foreign currency swap agreements             48,000,000       (871,438)       632,506       (871,438)
                                              ------------   ------------   ------------   ------------

     Total derivative financial instruments   $113,145,819   $   (771,215)  $    632,506   $   (771,215)
                                              ============   ============   ============   ============


4.    INCOME TAXES

      The Company is included in a consolidated federal income tax return with the following affiliates: Mutual of Omaha Insurance Company; The Omaha Indemnity Company; Exclusive Healthcare, Inc.; Omaha Information Services Company; KFS Corporation; KFS BD, Inc.; KFS IA, Inc.; Mutual of Omaha Holdings, Inc.; Adjustment Services, Inc.; Mutual of Omaha Investor Services, Inc.; Mutual of Omaha Marketing Corporation; Omaha Insurance Company; Holdings Rowco, Inc.; Omaha Financial Holdings, Inc.; Mutual of Omaha Structured Settlement Company of New York, Inc.; Companion Life Insurance Company; Omaha Life Insurance Company; and United World Life Insurance Company.

      Income taxes are allocated between the companies pursuant to a written agreement approved by the Board of Directors. Each company's provision for federal income tax expense is based on separate return calculations with credit for net operating losses and capital losses allowed only as each company would utilize such losses on a separate return basis. The Company's deferred tax liability does not include the investment in subsidiaries.

      Under federal income tax law prior to 1984, the Company was allowed certain special deductions whereby $31,615,000 of taxable income was deferred and accumulated in a memorandum tax account designated as the "policyholders' surplus account." Generally, this policyholders' surplus account would have become subject to income tax if certain distributions were deemed paid out of the account, however, legislation enacted in 2004 allowed tax-free distributions from the accounts in 2005 and 2006. During 2005, the Company paid a dividend of $35,000,000 to its parent that eliminated the taxable income previously deferred in the account.

      The Company paid federal income taxes of $16,583,833, $14,203,765 and $13,124,110 during the years ended December 31, 2006, 2005 and 2004, respectively, which were available for recoupment in the event that the Company incurs future net losses.

      Federal income taxes incurred for the years ended December 31, consist of the following major components:


                                                 2006            2005            2004
Current federal income taxes                 $  12,199,848   $  17,051,230   $  14,181,552
Capital gains taxes (benefits)                  (1,137,809)    (40,535,011)     13,309,051
                                             -------------   -------------   -------------
                                                11,062,039     (23,483,781)     27,490,603
Change in net deferred income taxes              9,103,879      23,965,145     (51,210,475)
                                             -------------   -------------   -------------

Total federal income taxes (benefits)
  incurred                                   $  20,165,918   $     481,364   $ (23,719,872)
                                             =============   =============   =============


      Reconciliations between income taxes based on the federal tax rate and the effective tax rate for the years ended December 31, were as follows:


                                                 2006            2005            2004
Net gain from operations before federal
  income taxes and net realized capital
  losses                                     $  38,624,961   $  83,683,061   $  63,050,955
Net realized capital losses before federal
  income taxes and transfers to IMR            (12,481,832)    (66,759,865)    (94,460,538)
                                             -------------   -------------   -------------
Total pre-tax income                            26,143,129      16,923,196     (31,409,583)
Statutory tax rate                                      35%             35%             35%
                                             -------------   -------------   -------------
                                                 9,150,095       5,923,119     (10,993,354)
Prior year tax benefit                          (5,837,938)       (996,311)    (10,514,343)
Dividends received deduction                      (798,864)     (2,751,860)     (4,030,076)
Amortization of IMR                             (2,553,513)     (2,683,405)     (2,112,940)
Nonadmitted tax assets in surplus               14,990,425         626,594        (461,894)
Other                                            5,215,712         363,227       4,392,735
                                             -------------   -------------   -------------

Total federal income taxes (benefits)
  incurred                                   $  20,165,918   $     481,364   $ (23,719,872)
                                             =============   =============   =============


      The Company's tax returns have been examined by the Internal Revenue Service through 2002 and all outstanding issues have been resolved. Resolution of the outstanding issues during 2004 resulted in a reduction of liabilities previously established for such issues. Capital loss carryforwards amounted to $84,048,308 of which $78,665,030 will expire in 2010 and $5,383,278 will expire in 2011.

      The tax effects of temporary differences that give rise to significant portions of deferred tax assets and deferred tax liabilities at December 31 were as follows:


                                                 2006            2005           CHANGE
DEFERRED TAX ASSETS

Deferred acquisition costs                   $ 100,796,598   $  97,624,290   $   3,172,308
Policy reserves                                 97,740,985      93,297,710       4,443,275
Bonds and other invested assets                 45,569,389      62,186,728     (16,617,339)
Non-admitted assets                              3,464,494      18,454,920     (14,990,426)
Expense accruals and other prepaid income       10,395,795       9,466,648         929,147
                                             -------------   -------------   -------------
Total deferred tax assets                      257,967,261     281,030,296     (23,063,035)
Non-admitted deferred tax assets              (172,653,915)   (171,305,706)     (1,348,209)
                                             -------------   -------------   -------------

Admitted deferred tax assets                    85,313,346     109,724,590     (24,411,244)
                                             -------------   -------------   -------------

DEFERRED TAX LIABILITIES

Depreciable assets                             (14,359,255)    (22,675,196)       8,315,941
Other                                           (9,858,186)    (12,511,792)       2,653,606
                                             -------------   -------------   -------------
Deferred tax liabilities                       (24,217,441)    (35,186,988)      10,969,547
                                             -------------   -------------   -------------

Net admitted deferred tax assets             $  61,095,905   $  74,537,602   $ (13,441,697)
                                             =============   =============   =============


The change in net deferred income taxes during the years ended December 31, was comprised of the following:


                                                 2006            2005           CHANGE
Deferred tax assets                          $ 257,967,261   $ 281,030,296   $ (23,063,035)
Deferred tax liabilities                       (24,217,441)    (35,186,988)     10,969,547
                                             -------------   -------------   -------------

Net deferred tax assets                      $ 233,749,820   $ 245,843,308     (12,093,488)
                                             =============   =============

Tax effect of unrealized gains                                                   2,989,609
                                                                             -------------

Change in net deferred income taxes                                          $  (9,103,879)
                                                                             =============



                                                 2005            2004           CHANGE
Deferred tax assets                          $ 281,030,296   $ 300,205,470   $ (19,175,174)
Deferred tax liabilities                       (35,186,988)    (27,838,302)     (7,348,686)
                                             -------------   -------------   -------------

Net deferred tax assets                      $ 245,843,308   $ 272,367,168     (26,523,860)
                                             =============   =============

Tax effect of unrealized gains                                                   2,558,715
                                                                             -------------

Change in net deferred income taxes                                          $ (23,965,145)
                                                                             =============



                                                 2004            2003           CHANGE
Deferred tax assets                          $ 300,205,470   $ 260,240,945   $  39,964,525
Deferred tax liabilities                       (27,838,302)    (32,858,291)      5,019,989
                                             -------------   -------------   -------------

Net deferred tax assets                      $ 272,367,168   $ 227,382,654      44,984,514
                                             =============   =============

Tax effect of unrealized gains                                                   6,225,961
                                                                             -------------

Change in net deferred income taxes                                          $  51,210,475
                                                                             =============


5.    RELATED PARTY TRANSACTIONS

      On December 1, 2006 the Company sold property at fair value with an amortized cost of $5,804,125 to its affiliate, East Campus Realty LLC, at a gain of $2,133,296.

      The Company transferred an aircraft with an amortized cost of $22,497,371 to its parent on September 18, 2006 as a dividend.

      The Company received cash dividends from Companion on November 30, 2005 totaling $3,000,000. The Company also received cash dividends from United World on May 16, 2005 totaling $2,200,000. The Company paid a cash dividend of $35,000,000 to its parent during 2005.

      The Company received a capital contribution of $100,000,000 on June 3, 2004 from its parent, Mutual of Omaha, which consisted of cash in the amount of $23,682,524 and securities having a fair value of $76,317,476 and an amortized cost of $77,681,361. The Company received an additional cash capital contribution of $100,000,000 on December 1, 2004 from Mutual of Omaha.

      Mutual of Omaha and certain of its direct and indirect subsidiaries, including the Company, share certain resources such as personnel, operational and administrative services, facilities, information and communication services, employee benefits administration, investment management, advertising and general management services. Most of the expenses related to these resources were paid by Mutual of Omaha and subject to allocation among Mutual of Omaha and its subsidiaries. Amounts due to Mutual of Omaha for these services were included in payable to parent, subsidiaries and affiliates. Management believes the measures used to allocate expenses among companies are within industry guidelines and practices.

      Under the terms of a reinsurance treaty effective June 1, 1955, all health and accident insurance written by the Company is ceded to Mutual of Omaha. The operating results of certain lines of group health and accident and life insurance were shared equally by the Company and Mutual of Omaha and were included in the group reinsurance settlement expense below. The amounts ceded were as follows:

                                                   2006            2005

AT DECEMBER 31,

Aggregate reserve for policies and contracts   $ 173,769,524   $ 147,271,991
                                               =============   =============

Policy and contract claims                     $ 104,573,786   $  84,660,880
                                               =============   =============


                                                   2006            2005            2004
YEAR ENDED DECEMBER 31,

Premium considerations                         $ 370,011,711   $ 292,472,453   $ 279,666,508
                                               =============   =============   =============

Policyholder benefits                          $ 292,098,980   $ 221,816,797   $ 196,471,738
                                               =============   =============   =============

Group reinsurance settlement expense
   (included in operating expenses)            $   9,036,704   $  14,996,201   $  12,096,964
                                               =============   =============   =============

The Company also assumes individual and group life insurance from Companion. The amounts assumed related to the treaties with Companion were as follows:

                                                   2006            2005

AT DECEMBER 31,

Aggregate reserve for policies and contracts   $  90,245,395   $ 104,154,144
                                               =============   =============

Policy and contract claims                     $   3,301,719   $   3,109,775
                                               =============   =============

Funds held under reinsurance treaties          $ 102,792,768   $ 116,272,435
                                               =============   =============


                                                   2006            2005            2004
YEAR ENDED DECEMBER 31,

Premium considerations                         $   7,511,247   $   7,327,413   $   6,265,268
                                               =============   =============   =============

Policyholder benefits                          $  26,316,613   $  14,900,273   $  10,284,329
                                               =============   =============   =============


6.    SHORT-TERM BORROWINGS

      The Company and Mutual of Omaha on a joint basis have entered into certain unsecured revolving line of credit agreements that allow for maximum borrowings of $275,000,000. The Company had no outstanding borrowings under this agreement at December 31, 2006 or 2005. During the years ended December 31, 2006, 2005 and 2004, the Company incurred interest expense on these lines of credit of $242,675, $916,221 and $367,504, respectively.

      The Company and Mutual of Omaha have a bilateral unsecured internal borrowing agreement for $100,000,000. As of December 31, 2006 and 2005, the Company had no outstanding borrowings under this agreement. At December 31, 2006, Mutual of Omaha had outstanding borrowings of $63,200,000 under this agreement at 5.35% due and repaid January 2, 2007 included in receivable from parent, subsidiaries and affiliates. At December 31, 2005, Mutual of Omaha had outstanding borrowings under this agreement of $12,000,000 at 4.34% due and repaid January 3, 2006 included in receivable from parent, subsidiaries and affiliates.

      Companion has a $25,000,000 revolving credit agreement with the Company. At December 31, 2006 and 2005, there were no amounts outstanding under this agreement.

      The above agreements were primarily used to facilitate the purchase of long-term investments.

      The Company has agreements to sell and repurchase securities. Under these agreements, the Company obtains the use of funds for a period not to exceed 30 days. Maximum borrowings allowed under these agreements are $300,000,000. At December 31, 2006, the Company had outstanding borrowings under these agreements of $25,000,000 at 5.38% plus accrued interest of $52,306. There were no borrowings under these agreements at December 31, 2005. During the years ended December 31, 2006, 2005 and 2004, the Company incurred interest expense on these agreements of $5,707,631, $1,365,481 and $579,146, respectively.

      In 2005, the Company entered into an agreement with the Federal Home Loan Bank of Topeka ("FHLB"). Under this agreement, the Company pledges bonds in return for extensions of credit. The Company authorized maximum extension of credit under this agreement is $400,000,000. At December 31, 2006, FHLB advances of $203,120,800 plus accrued interest included in short-term borrowings were due in varying amounts through January 2007 with interest due monthly at fixed rates ranging from 5.30% to 5.35% during 2006. At December 31, 2005, FHLB advances of $132,000,000 included in short-term borrowings were due in varying amounts through January 2006 with interest due monthly at fixed rates ranging from 4.26% to 4.34%. At December 31, 2006 and 2005, the Company had mortgage-backed securities with fair values of $263,546,000 and $194,545,000, respectively, pledged as collateral. In 2006, the Company entered into a funding agreement with FHLB. The liability for the funding agreement at December 31, 2006 was $30,000,000 and is included in deposit-type contracts. The liability matures September 15, 2009.

      The Company has securities lending agreements whereby unrelated parties, primarily major brokerage firms, borrow securities from the Company. Borrowers of the securities must provide collateral in the form of cash or securities equal to 102% of the fair value plus accrued interest on the securities loaned. The collateral is not reflected in the accompanying statutory statements of admitted assets, liabilities and surplus. To further minimize the credit risks related to this securities lending program, the Company regularly monitors the financial condition of counterparties to these agreements and also receives an indemnification from the financial intermediary who structures the transactions. The Company had securities loaned to third parties of $201,272,000 and $219,909,000 as of December 31, 2006 and 2005, respectively.

7.    EMPLOYEE BENEFIT PLANS

      The Company participates in three plans sponsored by its parent, Mutual of Omaha. These plans are a qualified, non-contributory defined benefit pension plan, a 401(k) defined contribution plan and a postretirement benefit plan that provides certain health care and life insurance benefits for retirees. Substantially all employees are eligible for the 401(k) plan, while employees hired before 1995 are eligible for the postretirement benefit plan. Effective January 1, 2005 the defined benefit plan was amended to freeze plan benefits for participants 40 years and under. No benefits are available under the defined benefit plan for employees hired on or after January 1, 2005. The Company has no legal obligation for benefits under these plans. Mutual of Omaha allocates expense amounts for these plans to the Company based on salary ratios. The Company's share of net expense for these plans for the years ended December 31, were as follows:


                                                     2006          2005          2004
Defined benefit pension plan                      $ 5,684,687   $ 5,358,530   $ 6,142,499
401(k) profit sharing defined contribution plan     3,484,225     3,125,589     3,240,819
Postretirement benefit plan                         2,566,038     3,218,094     3,123,885


      Plan assets for the defined benefit pension plan included a group annuity contract issued by the Company of $625,350,000 and $536,935,000 at December 31, 2006 and 2005, respectively. Plan assets for the postretirement benefit plan were invested in a group annuity contract issued by the Company with a balance of $43,163,477 and $41,212,997 at December 31, 2006 and 2005, respectively.

8.    SURPLUS AND DIVIDEND RESTRICTIONS

      The portion of unassigned surplus represented or reduced by each item below as of December 31, was as follows:

                                      2006            2005            2004

Unrealized gains                  $  32,582,103   $  21,100,460   $  20,206,336
Non-admitted assets                (182,552,470)   (224,034,050)   (223,919,663)
Asset valuation reserve             (38,128,216)    (22,575,330)    (34,853,433)
Net deferred tax assets             233,749,820     245,843,308     272,367,168
Deferred gain on coinsurance          4,530,346       9,897,878      15,534,217

      Regulatory restrictions limit the amount of dividends available for distribution without prior approval of regulatory authorities. As of December 31, 2006 the maximum dividend allowed was $121,090,206.

9.    COMMITMENTS AND CONTINGENCIES

      The Company had unfunded investment commitments for bond investments, mortgage loans and limited partnerships of $246,220,876 and $229,866,770 at December 31, 2006 and 2005, respectively.

      Securities with an amortized cost of $5,103,615 and $5,008,319 at December 31, 2006 and 2005, respectively, were on deposit with government agencies as required by the laws in various jurisdictions in which the Company conducts business.

      As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health insurance guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. The Company estimated its costs related to past insolvencies and had a liability for guaranty fund assessments of $10,524,914 and $14,800,066 as of December 31, 2006 and 2005, respectively. The Company estimated premium tax credits that it will receive related to amounts paid to guaranty funds of $6,723,452 and $10,789,886 as of December 31, 2006 and 2005, respectively.

      Various lawsuits have arisen in the ordinary course of the Company's business. The Company believes that its defenses in these various lawsuits are meritorious and the eventual outcome of those lawsuits will not have a material effect on the Company's financial position, results of operations or cash flows. In one such lawsuit involving a former broker, an adverse verdict in the amount of $28,300,000 was entered against the Company in September 2005. In May 2006, the trial court entered an amended verdict of $5,500,000. The Company maintains that the amended verdict is not supported by the facts or the law and vigorously disputes both the verdict and the amount of damages awarded. The Company has taken timely action to contest the amended verdict and considers it reasonably possible that the verdict will be reversed or vacated. Although an adverse outcome is possible, no estimate of the probability of such outcome or of a range of loss can be made at this time and therefore, no provision for loss has been made in the Company's financial statements.

10.   LEASES

      The Company and Mutual of Omaha jointly enter into agreements for the rental of office space, equipment and computer software under noncancellable operating leases. Future required minimum rental payments under leases as of December 31, 2006 were:

        2007                                                           9,578,038
        2008                                                           7,003,076
        2009                                                           4,933,486
        2010                                                           2,675,888
        2011                                                           1,215,883
        Thereafter                                                     1,707,731
                                                                    ------------

        Total                                                       $ 27,114,102
                                                                    ============

      The Company's rental expense for the years ended December 31, 2006, 2005 and 2004 was approximately $7,000,000, $6,000,000 and $6,500,000, respectively.

11.   DIRECT PREMIUMS WRITTEN

      The Company's direct accident and health premiums written by third-party administrators were $40,816,462, $39,581,774 and $32,081,468 during the years ended December 31, 2006, 2005 and 2004, respectively.

12.   RETROSPECTIVELY RATED CONTRACTS

      The Company estimates accrued retrospective premium adjustments for its group life and health insurance business based upon premium, claims (including IBNR), and expense experience for each retrospectively rated policy. This method results in the calculation of an asset or liability for each retrospectively rated policy.

      The amount of net premiums earned by the Company that were subject to retrospective rating features were approximately $73,500,000, $69,800,000 and $83,800,000 during the years ended December 31, 2006, 2005 and 2004, respectively. These net premiums represent 29.8%, 32.8% and 40.7% of the total net premium for group business during the years ended December 31, 2006, 2005 and 2004, respectively.

13.   AGGREGATE RESERVE FOR POLICIES AND CONTRACTS

      The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for periods beyond the monthly policy anniversary following the date of death. Surrender values are not promised in excess of the legally computed reserves.

      Substandard reserves for plans introduced prior to 1989 were set equal to the excess of the reserve calculated using the appropriate substandard multiple mortality table over the reserve calculated using the standard mortality table, where both calculations use the same valuation interest rate and reserve method. Substandard reserves for plans introduced after 1988 were set equal to the unearned portion of the substandard premiums.

      At December 31, 2006 and 2005, the Company had insurance in force with a face value of $170,557,310 and $169,377,429, respectively, for which the gross premiums were less than the net premiums according to the standard valuation set by the state of Nebraska. Reserves to cover the above insurance totaled $3,761,865 and $4,331,913 at December 31, 2006 and 2005, respectively.

14. ANALYSIS OF ANNUITY RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS


                                                                     AMOUNT        % OF TOTAL
AT DECEMBER 31, 2006

ANNUITY RESERVES AND DEPOSIT FUNDS LIABILITIES:
  Subject to discretionary withdrawal:
    With fair value adjustment                                  $    573,981,832       7.5 %
    At book value less current surrender charge of 5% or more        330,111,573       4.3 %
    At fair value                                                  1,064,106,544      13.9 %
                                                                ----------------   -------
    Total with adjustment or at fair value                         1,968,199,949      25.7 %
    At book value without adjustment (minimal or no charge)        2,937,215,523      38.4 %

Not subject to discretionary withdrawal                            2,741,656,463      35.9 %
                                                                ----------------   -------

Gross total                                                        7,647,071,935     100.0 %
                                                                                   ======

Reinsurance ceded                                                     56,819,994
                                                                ----------------

Net total                                                       $  7,590,251,941
                                                                ================



                                                                     AMOUNT        % OF TOTAL
AT DECEMBER 31, 2005

ANNUITY RESERVES AND DEPOSIT FUNDS LIABILITIES:
  Subject to discretionary withdrawal:
    With fair value adjustment                                  $    670,811,792       8.3 %
    At book value less current surrender charge of 5% or more        575,784,295       7.2 %
    At fair value                                                    909,857,614      11.3 %
                                                                ----------------   -------
    Total with adjustment or at fair value                         2,156,453,701      26.8 %
    At book value without adjustment (minimal or no charge)        3,243,262,365      40.3 %

Not subject to discretionary withdrawal                            2,635,090,137      32.9 %
                                                                ----------------   -------

Gross total                                                        8,034,806,203     100.0 %
                                                                                   ======

Reinsurance ceded                                                     70,323,422
                                                                ----------------

Net total                                                       $  7,964,482,781
                                                                ================


      The following information is obtained from the applicable Exhibit in the Company's December 31 Annual Statement and related Separate Accounts Annual Statement, both of which were filed with the State of Nebraska Department of Insurance, and are provided to reconcile annuity reserves and deposit-type funds and other liabilities without life or disability contingencies to amounts reported in the statutory statements of admitted assets, liabilities and surplus as of December 31:


2006                                                                        AMOUNT
LIFE AND ACCIDENT AND HEALTH ANNUAL STATEMENT:
Exhibit 5, Annuities section, net total                                $  4,601,091,356
Exhibit 5, Supplementary Contracts with Life Contingencies Section,
  net total                                                                  19,596,319
Exhibit 7, Deposit-Type Contracts, Line 14, Column 1                      1,565,414,333
                                                                       ----------------
                                                                          6,186,102,008

Separate Accounts Annual Statement:

  Exhibit 3, Line 0299999, Column 2                                         340,043,324
  Page 3, Line 2, Column 3 - Other Contract Deposit Funds                 1,064,106,608
                                                                       ----------------

Total                                                                  $  7,590,251,940
                                                                       ================



2005                                                                        AMOUNT
LIFE AND ACCIDENT AND HEALTH ANNUAL STATEMENT:
Exhibit 5, Annuities section, net total                                $  5,070,656,954
Exhibit 5, Supplementary Contracts with Life Contingencies Section,          19,464,532
  net total
Exhibit 7, Deposit-Type Contracts, Line 14, Column 1                      1,575,059,831
                                                                       ----------------
                                                                          6,665,181,317

Separate Accounts Annual Statement:

  Exhibit 3, Line 0299999, Column 2                                         389,443,856
  Page 3, Line 2, Column 3 - Other Contract Deposit Funds                   909,857,608
                                                                       ----------------

Total                                                                  $  7,964,482,781
                                                                       ================


15.   PREMIUMS DEFERRED AND UNCOLLECTED

      Deferred and uncollected life insurance premiums and annuity considerations at December 31 were as follows:


                                    2006                            2005
                        -----------------------------   -----------------------------
                                           NET OF                          NET OF
TYPE                        GROSS          LOADING          GROSS          LOADING
Ordinary new business   $  35,455,539   $   6,275,300   $  35,842,845   $   7,190,411
Ordinary renewal          187,070,550     219,376,931     169,043,536     198,939,601
Group life                 17,806,326      16,983,220      13,898,599      12,960,573
                        -------------   -------------   -------------   -------------

Total                   $ 240,332,415   $ 242,635,451   $ 218,784,980   $ 219,090,585
                        =============   =============   =============   =============


16.   SEPARATE ACCOUNTS

      Information regarding the nonguaranteed separate accounts of the Company were as follows:


FOR THE YEAR ENDED DECEMBER 31,                              2006              2005
Premiums and considerations                             $    13,829,871   $    16,196,717
Deposits                                                    296,469,171       352,042,863
                                                        ---------------   ---------------
  Premiums, considerations and deposits                 $   310,299,042   $   368,239,580
                                                        ===============   ===============

Transfers as reported in the statutory statements of operations of the separate accounts annual statement:

    Transfers to Separate Accounts                      $    13,829,871   $    16,196,717
    Transfers from Separate Accounts                         95,727,539       116,289,041
                                                        ---------------   ---------------
    Net transfers                                           (81,897,668)     (100,092,324)
    Reinsurance                                              81,897,668       100,092,324
                                                        ---------------   ---------------

Net transfers as reported in the statutory statements
  of operations                                         $            --   $            --
                                                        ===============   ===============

AT DECEMBER 31,

Reserves by valuation basis:
  Market value                                          $ 1,476,602,046   $ 1,362,781,310
                                                        ===============   ===============

Reserves by withdrawal characteristics:
  Market value                                          $ 1,476,602,046   $ 1,362,781,310
                                                        ===============   ===============


17.   EDP EQUIPMENT AND SOFTWARE

EDP equipment and operating and nonoperating software included in other assets consisted of the following at December 31:


                                                             2006              2005
  Electronic data processing equipment                  $    15,859,610   $    16,341,682
  Operating system software                                   3,586,511         5,073,935
  Nonoperating system software                                8,133,060         8,133,060
  Accumulated depreciation                                  (27,419,719)      (29,331,969)
  Nonadmitted                                                  (135,573)         (177,288)
                                                        ---------------   ---------------

                                                        $        23,889   $        39,420
                                                        ===============   ===============


      Depreciation expense related to EDP equipment and operating and nonoperating software totaled $15,531, $15,531 and $20,271 for the years ended December 31, 2006, 2005 and 2004, respectively.

18. RECONCILIATION OF STATUTORY NET INCOME (LOSS) AND SURPLUS TO GAAP NET INCOME AND EQUITY

      As described in Note 1, the Company has prepared these financial statements in conformity with statutory accounting practices prescribed or permitted by the State of Nebraska Department of Insurance. These practices differ from GAAP. The following tables reconcile statutory net income to GAAP net income and statutory surplus to GAAP equity.


                                                  2006              2005              2004
YEAR ENDED DECEMBER 31,

Statutory net income (loss)                  $    11,264,583   $    36,449,678   $   (84,058,332)
Future policy benefits and policyholder
  account balances                                70,888,523        49,217,409        53,311,160
Deferred policy acquisition costs                 18,158,976        45,229,620        34,393,116
Deferred income taxes (benefits) and other
  tax reclassifications                          (25,201,605)      (43,815,459)        6,119,490
Valuation of investments                          (5,297,824)      (40,988,945)       58,636,736
Earnings of subsidiaries                          13,916,609         7,875,536        (3,288,352)
Cumulative effect of accounting change
  for long-duration contracts                             --                --       (32,330,475)
Other                                             (3,773,113)       (1,857,335)       (8,787,419)
                                             ---------------   ---------------   ---------------

GAAP net income                              $    79,956,149   $    52,110,504   $    23,995,924
                                             ===============   ===============   ===============


                                                  2006              2005

AT DECEMBER 31,

Statutory surplus                            $ 1,219,902,057   $ 1,208,195,919
Future policy benefits and policyholder
  account balances                              (181,419,423)     (251,127,909)
Deferred policy acquisition costs                980,979,178       959,283,963
Deferred income taxes                           (305,320,821)     (334,017,596)
Non-admitted assets                              182,552,470       224,034,050
Valuation of investments                          68,038,264       200,197,339
Statutory asset valuation reserve                 38,128,216        22,575,330
Subsidiary equity                                 66,228,372        63,279,808
Statutory interest maintenance reserve            38,940,737        42,419,982
Reinsurance transaction                           (1,601,204)       (2,995,204)
Other                                             (3,550,771)       (3,751,193)
                                             ---------------   ---------------

GAAP equity                                  $ 2,102,877,075   $ 2,128,094,489
                                             ===============   ===============

19.   RECONCILIATION TO ANNUAL STATEMENT

      The Company is required to file an Annual Statement with the State of Nebraska Department of Insurance. The following is a reconciliation of the net income reflected in the audited statutory financial statements and the net income reflected in the Annual Statements for the years ended December 31:


                                                                           2005             2004
Per statutory annual statement                                         $   3,058,795   $ (50,667,449)

Additional other-than-temporary impairments of manufactured housing
  asset-backed securities reflected in 2004 financial statements          33,390,883     (33,390,883)
                                                                       -------------   -------------

Per accompanying financial statements                                  $  36,449,678   $ (84,058,332)
                                                                       =============   =============


      For the year ended December 31, 2004 surplus in the statutory annual statement of $1,226,275,098 was $3,034,965 greater than the amount reported in the audited statutory financial statements. The difference reflects additional other-than-temporary impairments of manufactured housing asset-backed securities of ($33,390,883), the AVR impact of additional other-than-temporary impairments of $18,669,109 and deferred income taxes related to the additional impairments of $11,686,809.

      The Company reflected the 2004 adjustments in its 2005 Annual Statement that was filed with the State of Nebraska Department of Insurance.

20.   SUBSEQUENT EVENT

On April 26, 2007, the Company announced its intent to exit its Group health line of business through the non-renewal of certain policies and an assumptive and coinsurance reinsurance arrangement with an unrelated third party subject to closing conditions, regulatory and other customary approvals. The Group health line of business was previously fully reinsured with Mutual of Omaha. The amounts ceded for this line of business for 2006 were as follows:

AT DECEMBER 31,

Aggregate reserve for policies and contracts             $  4,166,903
                                                         ============

Policy and contract claims                               $ 26,162,531
                                                         ============

YEAR ENDED DECEMBER 31,

Premium considerations                                   $113,389,663
                                                         ============

Policyholder benefits                                    $ 88,845,093
                                                         ============

UNITED OF OMAHA
SEPARATE ACCOUNT C

FINANCIAL STATEMENTS AS OF DECEMBER 31, 2006
AND FOR EACH OF THE PERIODS IN THE YEARS ENDED
DECEMBER 31, 2006 AND 2005 AND REPORT OF
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors
United of Omaha Life Insurance Company

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 2 which comprise the United of Omaha Separate Account C as of December 31, 2006, and the related statements of operations and changes in net assets for each of the periods in the two year period then ended. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of each of the subaccounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the subaccounts constituting the United of Omaha Separate Account C as of December 31, 2006, and the results of their operations and the changes in their net assets for each of the periods in the two year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Omaha, Nebraska
April 27, 2007

                       UNITED OF OMAHA SEPARATE ACCOUNT C
                            STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2006


                                                                                Fair Value
                                                               ---------------------------------------------
                                                               Contracts in    Contracts in
                                                               Accumulation       Payout
                                                                (Deferred)    (Annuitization)                    Shares
                                                    Cost          Period          Period         Net Assets    Outstanding
                                                ------------   ------------   ---------------   ------------   -----------
ASSETS
INVESTMENTS:

  ALGER:
       American Growth                          $ 13,730,422   $ 13,448,579   $         2,753   $ 13,451,332       326,330
       American Small Capitalization               7,266,210      8,906,742             5,318      8,912,060       313,584

  FEDERATED:
       Prime Money Fund II                         7,486,675      7,486,674                --      7,486,674     7,486,674
       Fund for U.S. Government Securities II      9,834,620      9,697,911                --      9,697,911       855,195

  FIDELITY:
       VIP Asset Manager                              53,313         56,091                --         56,091         3,570
       VIP Asset Manager: Growth                  11,439,666     10,512,975             9,097     10,522,072       773,681
       VIP Asset Manager: Growth SVC CL 2             71,878         85,430                --         85,430         6,366
       VIP Contrafund                             19,968,170     24,874,522            25,752     24,900,274       791,238
       VIP Contrafund SVC CL 2                       334,500        463,364                --        463,364        14,894
       VIP Equity Income                          20,089,060     22,086,574            48,732     22,135,306       844,859
       VIP Equity Income SVC CL 2                    381,597        462,497                --        462,497        17,878
       VIP Growth                                    115,298         96,469                --         96,469         2,689
       VIP Index 500                              23,202,011     26,360,180                --     26,360,180       163,363
       VIP Index 500 SVC CL 2                      1,253,859      1,879,799                --      1,879,799        11,757
       VIP Mid Cap                                 1,716,252      2,012,645                --      2,012,645        58,763

  MFS:
       Core Equity Series                         12,136,221     12,587,147            27,621     12,614,768       813,331
       Core Equity Series SC                         616,367        821,848                --        821,848        53,332
       Emerging Growth Series                     15,252,318     11,647,702            19,888     11,667,590       565,290
       Emerging Growth Series AC                      38,137         51,025                --         51,025         2,506
       High Income Series                          5,138,535      5,386,511            20,397      5,406,908       538,536
       High Income Series AC                         185,524        204,267                --        204,267        20,447
       Research Series                             8,904,806      8,624,739             2,432      8,627,171       478,225
       Research Series AC                             23,508         34,336                --         34,336         1,914
       Strategic Income Series                     3,970,081      4,197,467                --      4,197,467       393,390
       Strategic Income Series AC                    140,047        140,771                --        140,771        13,356

  PIONEER:
       Equity Income VCT                           2,121,400      2,678,269                --      2,678,269       106,832
       Fund ACT                                    1,071,306      1,406,366                --      1,406,366        56,869
       Growth Shares ACT                             109,384        131,452                --        131,452         9,135
       Mid Cap Value ACT                          12,186,359     14,158,004                --     14,158,004       696,752
       Mid Cap Value ACT II                        1,291,828      1,541,868                --      1,541,868        76,179
       Real Estate Shares ACT                      4,186,563      7,433,559                --      7,433,559       225,191
       Real Estate Shares ACT II                     318,947        582,737                --        582,737        17,680
       Small Cap Value ACT                           395,213        495,844                --        495,844        27,919

  DWS SCUDDER:
       Bond                                           19,884         21,344                --         21,344         3,036
       Global Opportunities                        2,743,672      4,422,660                --      4,422,660       246,663
       Growth and Income                           3,221,689      3,519,225                --      3,519,225       322,865
       International                               6,148,593      8,786,845            51,718      8,838,563       658,611
       International B                               100,895        160,882                --        160,882        12,024
       Money Market                                   75,975         75,975                --         75,975        75,975
       Small Cap Index VIP                         1,227,731      1,650,234                --      1,650,234       102,372


                       UNITED OF OMAHA SEPARATE ACCOUNT C
                            STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2006


                                                                                Fair Value
                                                               ---------------------------------------------
                                                               Contracts in    Contracts in
                                                               Accumulation       Payout
                                                                (Deferred)    (Annuitization)                    Shares
                                                   Cost           Period          Period        Net Assets     Outstanding
                                                ------------   ------------   ---------------   ------------   -----------
ASSETS (CONTINUED)
INVESTMENTS (CONTINUED):

  T. ROWE PRICE
       Equity Income                            $ 27,142,864   $ 34,971,597   $        55,654   $ 35,027,251     1,410,115
       International Stock                        15,794,379     20,175,960             2,634     20,178,594     1,122,904
       Limited-Term Bond                          16,849,144     16,575,933              --       16,575,933     3,389,761
       New America Growth                          8,240,750      8,257,490            34,888      8,292,378       385,334
       Personal Strategy Balanced                 11,725,845     14,582,302             4,617     14,586,919       745,371

  VAN KAMPEN
       UIF Emerging Markets Equity                 2,609,628      4,941,931              --        4,941,931       252,913
       UIF Core Plus Fixed Income                 22,653,271     22,962,231              --       22,962,231     2,014,231
                Total net assets                $303,584,395   $341,658,973   $       311,501   $341,970,474
                                                ============   ============   ===============   ============


The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005




                                                       Alger
                                                       ------------------------------------------------------------
                                                                                                 American
                                                             American Growth               Small Capitalization
                                                       ----------------------------    ----------------------------
                                                           2006            2005            2006            2005
                                                       ------------    ------------    ------------    ------------
Income:
     Dividends                                         $     18,386    $     44,535    $         --    $         --
Expenses:
  Mortality & expense risk                                 (149,368)       (186,559)        (98,246)       (105,579)
  Administrative charges                                    (32,096)        (39,523)        (20,572)        (21,984)
                                                       ------------    ------------    ------------    ------------
Net investment income (expense)                            (163,078)       (181,547)       (118,818)       (127,563)
                                                       ------------    ------------    ------------    ------------
Realized gains (losses) on investments:
  Net realized gains (losses) on sale of fund shares       (310,891)     (1,104,148)        326,737        (411,837)
  Net realized gain distributions                                --              --              --              --
                                                       ------------    ------------    ------------    ------------
       Net realized gains (losses)                         (310,891)     (1,104,148)        326,737        (411,837)
                                                       ------------    ------------    ------------    ------------
Change in unrealized appreciation (depreciation)
  during the year                                           944,487       3,011,629       1,400,585       1,972,538
                                                       ------------    ------------    ------------    ------------
Increase (decrease) in net assets from
  operations                                                470,518       1,725,934       1,608,504       1,433,138
                                                       ------------    ------------    ------------    ------------

Contract transactions:
  Payments received from contract owners                    121,885          57,234          57,931          40,648
  Transfers between subaccounts
       (including fixed accounts), net                     (419,397)       (810,963)       (210,531)       (510,367)
  Transfers for contract benefits and
       terminations                                      (3,587,089)     (4,964,043)     (2,255,819)     (3,143,186)
  Contract maintenance charges                              (26,416)        (36,666)        (15,539)        (21,520)
Adjustments to net assets allocated
  to contracts in payout period                                 (57)            243            (101)            373
                                                       ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
  from contract transactions                             (3,911,074)     (5,754,195)     (2,424,059)     (3,634,052)
                                                       ------------    ------------    ------------    ------------
Total increase (decrease) in net assets                  (3,440,556)     (4,028,261)       (815,555)     (2,200,914)
Net assets at beginning of period                        16,891,888      20,920,149       9,727,615      11,928,529
                                                       ------------    ------------    ------------    ------------
Net assets at end of period                            $ 13,451,332    $ 16,891,888    $  8,912,060    $  9,727,615
                                                       ============    ============    ============    ============

ACCUMULATION UNITS:
  Purchases                                                  21,794          15,463          51,707          62,343
  Withdrawals                                              (199,287)       (293,078)       (200,039)       (337,622)
                                                       ------------    ------------    ------------    ------------
Net increase (decrease) in units outstanding               (177,493)       (277,615)       (148,332)       (275,279)
Units outstanding at beginning of period                    780,148       1,057,763         660,912         936,191
                                                       ------------    ------------    ------------    ------------
Units outstanding at end of period                          602,655         780,148         512,580         660,912
                                                       ============    ============    ============    ============


The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005


                                                       Federated
                                                       ------------------------------------------------------------
                                                                                         Fund for U.S. Government
                                                           Prime Money Fund II                Securities II
                                                       ----------------------------    ----------------------------
                                                           2006            2005            2006            2005
                                                       ------------    ------------    ------------    ------------
Income:
  Dividends                                            $    389,164    $    281,858    $    503,893    $    658,231
Expenses:
  Mortality & expense risk                                  (93,266)       (112,626)       (115,457)       (160,101)
  Administrative charges                                    (21,240)        (24,578)        (25,397)        (34,790)
                                                       ------------    ------------    ------------    ------------
Net investment income (expense)                             274,658         144,654         363,039         463,340
                                                       ------------    ------------    ------------    ------------
Realized gains (losses) on investments:
  Net realized gains (losses) on sale of fund shares             --              --        (131,438)        (58,222)
  Net realized gain distributions                                --              --              --              --
                                                       ------------    ------------    ------------    ------------
       Net realized gains (losses)                               --              --        (131,438)        (58,222)
                                                       ------------    ------------    ------------    ------------
Change in unrealized appreciation (depreciation)
  during the year                                                --              --          47,254        (294,858)
                                                       ------------    ------------    ------------    ------------
Increase (decrease) in net assets from
  operations                                                274,658         144,654         278,855         110,260
                                                       ------------    ------------    ------------    ------------

Contract transactions:
  Payments received from contract owners                     14,480          32,442          78,207          50,784
  Transfers between subaccounts
       (including fixed accounts), net                    3,382,479       3,728,895        (187,991)        (85,196)
  Transfers for contract benefits and
       terminations                                      (5,747,368)     (5,643,210)     (3,458,497)     (4,539,784)
  Contract maintenance charges                              (26,631)        (28,410)        (16,271)        (27,796)
Adjustments to net assets allocated
  to contracts in payout period                                  --              --              --              --
                                                       ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
  from contract transactions                             (2,377,040)     (1,910,283)     (3,584,552)     (4,601,992)
                                                       ------------    ------------    ------------    ------------
Total increase (decrease) in net assets                  (2,102,382)     (1,765,629)     (3,305,697)     (4,491,732)
Net assets at beginning of period                         9,589,056      11,354,685      13,003,608      17,495,340
                                                       ------------    ------------    ------------    ------------
Net assets at end of period                            $  7,486,674    $  9,589,056    $  9,697,911    $ 13,003,608
                                                       ============    ============    ============    ============

ACCUMULATION UNITS:
  Purchases                                               5,109,193       5,856,450          35,680          62,487
  Withdrawals                                            (7,045,256)     (7,357,005)       (273,285)       (361,656)
                                                       ------------    ------------    ------------    ------------
Net increase (decrease) in units outstanding             (1,936,063)     (1,500,555)       (237,605)       (299,169)
Units outstanding at beginning of period                  7,797,943       9,298,498         849,271       1,148,440
                                                       ------------    ------------    ------------    ------------
Units outstanding at end of period                        5,861,880       7,797,943         611,666         849,271
                                                       ============    ============    ============    ============


The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005


                                                       Fidelity
                                                       ------------------------------------------------------------

                                                            VIP Asset Manager           VIP Asset Manager: Growth
                                                       ----------------------------    ----------------------------
                                                        2006              2005           2006          2005
                                                       ------------    ------------    ------------    ------------
Income:
  Dividends                                            $      3,230    $      3,574    $    248,508    $    356,799
Expenses:
  Mortality & expense risk                                   (1,069)         (1,698)       (115,326)       (140,264)
  Administrative charges                                       (131)           (204)        (23,992)        (28,901)
                                                       ------------    ------------    ------------    ------------
Net investment income (expense)                               2,030           1,672         109,190         187,634
                                                       ------------    ------------    ------------    ------------
Realized gains (losses) on investments:
  Net realized gains (losses) on sale of fund shares            205             (59)       (401,869)       (744,393)
  Net realized gain distributions                                --              45              --              --
                                                       ------------    ------------    ------------    ------------
       Net realized gains (losses)                              205             (14)       (401,869)       (744,393)
                                                       ------------    ------------    ------------    ------------
Change in unrealized appreciation (depreciation)
  during the year                                             1,816           1,873         902,586         832,144
                                                       ------------    ------------    ------------    ------------
Increase (decrease) in net assets from
  operations                                                  4,051           3,531         609,907         275,385
                                                       ------------    ------------    ------------    ------------

Contract transactions:
  Payments received from contract owners                         --              --          56,330          52,494
  Transfers between subaccounts
      (including fixed accounts), net                       (30,000)             --          42,055        (158,917)
  Transfers for contract benefits and
      terminations                                          (57,628)             --      (2,841,855)     (3,506,159)
  Contract maintenance charges                                  (70)           (116)        (16,467)        (24,183)
Adjustments to net assets allocated
  to contracts in payout period                                  --              --            (199)            841
                                                       ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
  from contract transactions                                (87,698)           (116)     (2,760,136)     (3,635,924)
                                                       ------------    ------------    ------------    ------------
Total increase (decrease) in net assets                     (83,647)          3,415      (2,150,229)     (3,360,539)
Net assets at beginning of period                           139,738         136,323      12,672,301      16,032,840
                                                       ------------    ------------    ------------    ------------
Net assets at end of period                            $     56,091    $    139,738    $ 10,522,072    $ 12,672,301
                                                       ============    ============    ============    ============

ACCUMULATION UNITS:
  Purchases                                                      --              --          17,451          27,755
  Withdrawals                                                (4,643)             (6)       (164,133)       (231,491)
                                                       ------------    ------------    ------------    ------------
Net increase (decrease) in units outstanding                 (4,643)             (6)       (146,682)       (203,736)
Units outstanding at beginning of period                      7,480           7,486         679,345         883,081
                                                       ------------    ------------    ------------    ------------
Units outstanding at end of period                            2,837           7,480         532,663         679,345
                                                       ============    ============    ============    ============


The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005


                                                       Fidelity (continued)
                                                       ------------------------------------------------------------
                                                        VIP Asset Manager: Growth
                                                                 SVC CL 2                     VIP Contrafund
                                                       ----------------------------    ----------------------------
                                                           2006            2005            2006            2005
                                                       ------------    ------------    ------------    ------------
Income:
  Dividends                                            $      1,444    $      1,535    $    338,256    $     98,200
Expenses:
  Mortality & expense risk                                   (1,064)           (999)       (269,999)       (307,851)
  Administrative charges                                       (276)           (261)        (56,075)        (64,102)
                                                       ------------    ------------    ------------    ------------
Net investment income (expense)                                 104             275          12,182        (273,753)
                                                       ------------    ------------    ------------    ------------
Realized gains (losses) on investments:
  Net realized gains (losses) on sale of fund shares            329             159       1,778,780       1,141,955
  Net realized gain distributions                                --              --       2,033,476           6,138
                                                       ------------    ------------    ------------    ------------
       Net realized gains (losses)                              329             159       3,812,256       1,148,093
                                                       ------------    ------------    ------------    ------------
Change in unrealized appreciation (depreciation)
  during the year                                             3,682           1,133      (1,215,074)      3,388,947
                                                       ------------    ------------    ------------    ------------
Increase (decrease) in net assets from
  operations                                                  4,115           1,567       2,609,364       4,263,287
                                                       ------------    ------------    ------------    ------------

Contract transactions:
  Payments received from contract owners                      1,371           2,566          77,412         167,560
  Transfers between subaccounts
        (including fixed accounts), net                          --              --          12,929         170,974
  Transfers for contract benefits and
        terminations                                         (1,271)           (466)     (7,140,419)     (8,948,987)
  Contract maintenance charges                                   (5)             (5)        (37,595)        (53,582)
Adjustments to net assets allocated
  to contracts in payout period                                  --              --           1,127             580
                                                       ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
  from contract transactions                                     95           2,095      (7,086,546)     (8,663,455)
                                                       ------------    ------------    ------------    ------------
Total increase (decrease) in net assets                       4,210           3,662      (4,477,182)     (4,400,168)
Net assets at beginning of period                            81,220          77,558      29,377,456      33,777,624
                                                       ------------    ------------    ------------    ------------
Net assets at end of period                            $     85,430    $     81,220    $ 24,900,274    $ 29,377,456
                                                       ============    ============    ============    ============

ACCUMULATION UNITS:
  Purchases                                                     134             262          44,455          66,007
  Withdrawals                                                  (122)            (48)       (252,595)       (376,251)
                                                       ------------    ------------    ------------    ------------
Net increase (decrease) in units outstanding                     12             214        (208,140)       (310,244)
Units outstanding at beginning of period                      7,969           7,755         933,072       1,243,316
                                                       ------------    ------------    ------------    ------------
Units outstanding at end of period                            7,981           7,969         724,932         933,072
                                                       ============    ============    ============    ============


The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005


                                                       Fidelity (continued)
                                                       ------------------------------------------------------------

                                                         VIP Contrafund SVC CL 2            VIP Equity Income
                                                       ----------------------------    ----------------------------
                                                           2006            2005            2006            2005
                                                       ------------    ------------    ------------    ------------
Income:
  Dividends                                            $      4,265    $        406    $    752,674    $    488,308
Expenses:
  Mortality & expense risk                                   (5,228)         (4,559)       (229,594)       (273,100)
  Administrative charges                                     (2,093)         (1,906)        (47,704)        (56,249)
                                                       ------------    ------------    ------------    ------------
Net investment income (expense)                              (3,056)         (6,059)        475,376         158,959
                                                       ------------    ------------    ------------    ------------
Realized gains (losses) on investments:
  Net realized gains (losses) on sale of fund shares         18,984           7,275         527,160         258,329
  Net realized gain distributions                            36,904              58       2,690,269       1,073,072
                                                       ------------    ------------    ------------    ------------
       Net realized gains (losses)                           55,888           7,333       3,217,429       1,331,401
                                                       ------------    ------------    ------------    ------------
Change in unrealized appreciation (depreciation)
  during the year                                           (12,624)         51,174         151,797        (466,410)
                                                       ------------    ------------    ------------    ------------
Increase (decrease) in net assets from
  operations                                                 40,208          52,448       3,844,602       1,023,950
                                                       ------------    ------------    ------------    ------------

Contract transactions:
  Payments received from contract owners                      4,097           1,021          90,678         150,050
  Transfers between subaccounts
       (including fixed accounts), net                       60,313          48,972         (54,126)       (518,734)
  Transfers for contract benefits and
       terminations                                         (38,683)        (12,376)     (6,013,508)     (7,645,590)
  Contract maintenance charges                               (1,694)           (822)        (34,077)        (51,767)
Adjustments to net assets allocated
  to contracts in payout period                                  --              --             (86)            226
                                                       ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
  from contract transactions                                 24,033          36,795      (6,011,119)     (8,065,815)
                                                       ------------    ------------    ------------    ------------
Total increase (decrease) in net assets                      64,241          89,243      (2,166,517)     (7,041,865)
Net assets at beginning of period                           399,123         309,880      24,301,823      31,343,688
                                                       ------------    ------------    ------------    ------------
Net assets at end of period                            $    463,364    $    399,123    $ 22,135,306    $ 24,301,823
                                                       ============    ============    ============    ============

ACCUMULATION UNITS:
  Purchases                                                   4,913           4,601          32,320          45,372
  Withdrawals                                                (3,189)         (1,434)       (277,808)       (417,278)
                                                       ------------    ------------    ------------    ------------
Net increase (decrease) in units outstanding                  1,724           3,167        (245,488)       (371,906)
Units outstanding at beginning of period                     29,094          25,927       1,063,443       1,435,349
                                                       ------------    ------------    ------------    ------------
Units outstanding at end of period                           30,818          29,094         817,955       1,063,443
                                                       ============    ============    ============    ============


The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005


                                                       Fidelity (continued)
                                                       ------------------------------------------------------------

                                                        VIP Equity Income SVC CL 2              VIP Growth
                                                       ----------------------------    ----------------------------
                                                           2006            2005            2006            2005
                                                       ------------    ------------    ------------    ------------
Income:
  Dividends                                            $     11,826    $      4,907    $        648    $      1,041
Expenses:
  Mortality & expense risk                                   (4,974)         (4,347)         (1,727)         (2,387)
  Administrative charges                                     (1,817)         (1,594)           (219)           (287)
                                                       ------------    ------------    ------------    ------------
Net investment income (expense)                               5,035          (1,034)         (1,298)         (1,633)
                                                       ------------    ------------    ------------    ------------
Realized gains (losses) on investments:
  Net realized gains (losses) on sale of fund shares          7,226           2,364         (20,622)        (17,993)

  Net realized gain distributions                            49,503          12,132              --              --
                                                       ------------    ------------    ------------    ------------
       Net realized gains (losses)                           56,729          14,496         (20,622)        (17,993)
                                                       ------------    ------------    ------------    ------------
Change in unrealized appreciation (depreciation)
  during the year                                             6,039          (1,199)         27,137          27,933
                                                       ------------    ------------    ------------    ------------
Increase (decrease) in net assets from
  operations                                                 67,803          12,263           5,217           8,307
                                                       ------------    ------------    ------------    ------------

Contract transactions:
  Payments received from contract owners                      5,342           3,622              --              --
  Transfers between subaccounts
       (including fixed accounts), net                       64,158            (169)        (40,000)             --
  Transfers for contract benefits and
       terminations                                         (27,514)         (3,653)        (36,875)        (55,862)
  Contract maintenance charges                               (1,279)           (232)           (141)           (157)
Adjustments to net assets allocated
       to contracts in payout period                             --              --              --              --
                                                       ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
       from contract transactions                            40,707            (432)        (77,016)        (56,019)
Total increase (decrease) in net assets                     108,510          11,831         (71,799)        (47,712)
Net assets at beginning of period                           353,987         342,156         168,268         215,980
                                                       ------------    ------------    ------------    ------------
Net assets at end of period                            $    462,497    $    353,987    $     96,469    $    168,268
                                                       ============    ============    ============    ============
ACCUMULATION UNITS:

  Purchases                                                   6,283           1,167              --              --
  Withdrawals                                                (2,809)         (1,259)         (3,142)         (2,336)
                                                       ------------    ------------    ------------    ------------
Net increase (decrease) in units outstanding                  3,474             (92)         (3,142)         (2,336)
Units outstanding at beginning of period                     32,179          32,271           6,892           9,228
                                                       ------------    ------------    ------------    ------------
Units outstanding at end of period                           35,653          32,179           3,750           6,892
                                                       ============    ============    ============    ============


The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005


                                                       Fidelity (continued)
                                                       ------------------------------------------------------------

                                                              VIP Index 500               VIP Index 500 SVC CL 2
                                                       ----------------------------    ----------------------------
                                                           2006            2005           2006             2005
                                                       ------------    ------------    ------------    ------------
Income:
  Dividends                                            $    537,086    $    662,588    $     29,342    $     31,062
Expenses:
  Mortality & expense risk                                 (293,092)       (357,960)        (23,671)        (24,456)
  Administrative charges                                    (60,131)        (73,422)         (9,881)        (10,107)
                                                       ------------    ------------    ------------    ------------
Net investment income (expense)                             183,863         231,206          (4,210)         (3,501)
                                                       ------------    ------------    ------------    ------------
Realized gains (losses) on investments:
  Net realized gains (losses) on sale of fund shares        292,089        (417,594)         91,448          47,719
  Net realized gain distributions                                --              --              --              --
                                                       ------------    ------------    ------------    ------------
       Net realized gains (losses)                          292,089        (417,594)         91,448          47,719
                                                       ------------    ------------    ------------    ------------
Change in unrealized appreciation (depreciation)
       during the year                                    3,172,319       1,235,428         148,222           4,476
                                                       ------------    ------------    ------------    ------------
Increase (decrease) in net assets from
       operations                                         3,648,271       1,049,040         235,460          48,694
                                                       ------------    ------------    ------------    ------------

Contract transactions:
  Payments received from contract owners                    189,472         375,365           7,122          25,218
  Transfers between subaccounts
       (including fixed accounts), net                   (2,303,647)     (1,228,536)        (25,575)           (310)
  Transfers for contract benefits and
       terminations                                      (6,493,493)     (7,832,738)       (237,649)       (172,024)
  Contract maintenance charges                              (46,571)        (87,309)         (9,303)         (5,647)
Adjustments to net assets allocated
       to contracts in payout period                             --              --              --              --
                                                       ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
       from contract transactions                        (8,654,239)     (8,773,218)       (265,405)       (152,763)
                                                       ------------    ------------    ------------    ------------
Total increase (decrease) in net assets                  (5,005,968)     (7,724,178)        (29,945)       (104,069)
Net assets at beginning of period                        31,366,148      39,090,326       1,909,744       2,013,813
                                                       ------------    ------------    ------------    ------------
Net assets at end of period                            $ 26,360,180    $ 31,366,148    $  1,879,799    $  1,909,744
                                                       ============    ============    ============    ============

ACCUMULATION UNITS:
  Purchases                                                  42,954         100,026           4,642           6,649
  Withdrawals                                              (586,587)       (714,379)        (30,549)        (23,050)
                                                       ------------    ------------    ------------    ------------
Net increase (decrease) in units outstanding               (543,633)       (614,353)        (25,907)        (16,401)
Units outstanding at beginning of period                  2,076,657       2,691,010         196,534         212,935
                                                       ------------    ------------    ------------    ------------
Units outstanding at end of period                        1,533,024       2,076,657         170,627         196,534
                                                       ============    ============    ============    ============


The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005


                                                       Fidelity (continued)            MFS
                                                       ----------------------------    ----------------------------

                                                               VIP Mid Cap                  Core Equity Series
                                                       ----------------------------    ----------------------------
                                                           2006            2005           2006             2005
                                                       ------------    ------------    ------------    ------------
Income:
  Dividends                                            $      3,622    $         --    $     61,167    $    130,230
Expenses:
  Mortality & expense risk                                  (22,219)        (15,609)       (136,772)       (168,394)
  Administrative charges                                     (4,755)         (3,307)        (27,974)        (34,470)
                                                       ------------    ------------    ------------    ------------
Net investment income (expense)                             (23,352)        (18,916)       (103,579)        (72,634)
                                                       ------------    ------------    ------------    ------------
Realized gains (losses) on investments:
  Net realized gains (losses) on sale of fund shares         86,278          99,194        (184,423)       (599,305)
  Net realized gain distributions                           241,526          27,969              --              --
                                                       ------------    ------------    ------------    ------------
       Net realized gains (losses)                          327,804         127,163        (184,423)       (599,305)
                                                       ------------    ------------    ------------    ------------
Change in unrealized appreciation (depreciation)
       during the year                                      (98,672)        139,492       1,793,934         636,716
                                                       ------------    ------------    ------------    ------------
Increase (decrease) in net assets from
       operations                                           205,780         247,739       1,505,932         (35,223)
                                                       ------------    ------------    ------------    ------------

Contract transactions:
  Payments received from contract owners                     15,002          50,917          87,411         103,905
  Transfers between subaccounts
       (including fixed accounts), net                      306,292         308,787        (365,295)       (554,061)
  Transfers for contract benefits and
       terminations                                        (434,384)       (194,766)     (3,121,344)     (4,074,365)
  Contract maintenance charges                               (4,576)         (2,050)        (24,303)        (40,683)
Adjustments to net assets allocated
       to contracts in payout period                             --              --              --              --
                                                       ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
       from contract transactions                          (117,666)        162,888      (3,423,531)     (4,565,204)
                                                       ------------    ------------    ------------    ------------
Total increase (decrease) in net assets                      88,114         410,627      (1,917,599)     (4,600,427)
Net assets at beginning of period                         1,924,531       1,513,904      14,532,367      19,132,794
                                                       ------------    ------------    ------------    ------------
Net assets at end of period                            $  2,012,645    $  1,924,531    $ 12,614,768    $ 14,532,367
                                                       ============    ============    ============    ============

ACCUMULATION UNITS:
  Mortality & expense risk                                   30,428          57,643          31,990          44,504
  Administrative charges                                    (35,919)        (49,729)       (249,154)       (350,004)
                                                       ------------    ------------    ------------    ------------
Net increase (decrease) in units outstanding                 (5,491)          7,914        (217,164)       (305,500)
Units outstanding at beginning of period                     95,423          87,509         956,789       1,262,289
                                                       ------------    ------------    ------------    ------------
Units outstanding at end of period                           89,932          95,423         739,625         956,789
                                                       ============    ============    ============    ============


The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005


                                                       MFS (continued)
                                                       ------------------------------------------------------------

                                                          Core Equity Series SC           Emerging Growth Series
                                                       ----------------------------    ----------------------------
                                                           2006            2005           2006             2005
                                                       ------------    ------------    ------------    ------------
Income:
  Dividends                                            $      1,399    $      4,884    $         --    $         --
Expenses:
  Mortality & expense risk                                  (10,474)        (11,321)       (126,547)       (152,210)
  Administrative charges                                     (4,601)         (5,029)        (26,152)        (31,899)
                                                       ------------    ------------    ------------    ------------
Net investment income (expense)                             (13,676)        (11,466)       (152,699)       (184,109)
                                                       ------------    ------------    ------------    ------------
Realized gains (losses) on investments:
  Net realized gains (losses) on sale of fund shares         33,862          21,746      (1,225,248)     (2,835,417)
  Net realized gain distributions                                --              --              --              --
                                                       ------------    ------------    ------------    ------------
       Net realized gains (losses)                           33,862          21,746      (1,225,248)     (2,835,417)
                                                       ------------    ------------    ------------    ------------
Change in unrealized appreciation (depreciation)
       during the year                                       70,023         (17,422)      2,150,611       3,993,523
                                                       ------------    ------------    ------------    ------------
Increase (decrease) in net assets from
       operations                                            90,209          (7,142)        772,664         973,997
                                                       ------------    ------------    ------------    ------------

Contract transactions:
  Payments received from contract owners                      3,065          14,670          44,358         166,654
  Transfers between subaccounts
        (including fixed accounts), net                      18,125           6,283        (268,679)       (696,708)
  Transfers for contract benefits and
        terminations                                       (145,912)       (142,128)     (2,750,937)     (4,334,609)
  Contract maintenance charges                               (6,642)         (3,043)        (20,919)        (29,862)
Adjustments to net assets allocated
       to contracts in payout period                             --              --             (56)            221
                                                       ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
       from contract transactions                          (131,364)       (124,218)     (2,996,233)     (4,894,304)
                                                       ------------    ------------    ------------    ------------
Total increase (decrease) in net assets                     (41,155)       (131,360)     (2,223,569)     (3,920,307)
Net assets at beginning of period                           863,003         994,363      13,891,159      17,811,466
                                                       ------------    ------------    ------------    ------------
Net assets at end of period                            $    821,848    $    863,003    $ 11,667,590    $ 13,891,159
                                                       ============    ============    ============    ============

ACCUMULATION UNITS:
  Purchases                                                   4,713           6,461          15,815          26,909
  Withdrawals                                               (20,814)        (22,846)       (167,056)       (299,257)
                                                       ------------    ------------    ------------    ------------
Net increase (decrease) in units outstanding                (16,101)        (16,385)       (151,241)       (272,348)
Units outstanding at beginning of period                    110,651         127,036         714,056         986,404
                                                       ------------    ------------    ------------    ------------
Units outstanding at end of period                           94,550         110,651         562,815         714,056
                                                       ============    ============    ============    ============


The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005


                                                       MFS (continued)
                                                       ------------------------------------------------------------

                                                        Emerging Growth Series SC           High Income Series
                                                       ----------------------------    ----------------------------
                                                           2006            2005           2006             2005
                                                       ------------    ------------    ------------    ------------
Income:
  Dividends                                            $         --    $         --    $    463,078    $    475,781
Expenses:
  Mortality & expense risk                                     (929)           (968)        (57,919)        (72,455)
  Administrative charges                                       (340)           (227)        (11,878)        (14,830)
                                                       ------------    ------------    ------------    ------------
Net investment income (expense)                              (1,269)         (1,195)        393,281         388,496
                                                       ------------    ------------    ------------    ------------
Realized gains (losses) on investments:
  Net realized gains (losses) on sale of fund shares          8,788             151          30,108         219,998
  Net realized gain distributions                                --              --              --              --
                                                       ------------    ------------    ------------    ------------
       Net realized gains (losses)                            8,788             151          30,108         219,998
                                                       ------------    ------------    ------------    ------------
Change in unrealized appreciation (depreciation)
       during the year                                       (3,133)          6,635          61,494        (537,206)
                                                       ------------    ------------    ------------    ------------
Increase (decrease) in net assets from
       operations                                             4,386           5,591         484,883          71,288
                                                       ------------    ------------    ------------    ------------

Contract transactions:
  Payments received from contract owners                         --           1,367          39,393          41,918
  Transfers between subaccounts
       (including fixed accounts), net                      (34,874)            370         (40,878)       (157,683)
  Transfers for contract benefits and
       terminations                                            (344)             --      (1,433,902)     (2,150,349)
  Contract maintenance charges                                  (10)            (12)         (5,044)        (11,681)
Adjustments to net assets allocated
       to contracts in payout period                             --              --           1,070             300
                                                       ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
       from contract transactions                           (35,228)          1,725      (1,439,361)     (2,277,495)
                                                       ------------    ------------    ------------    ------------
Total increase (decrease) in net assets                     (30,842)          7,316        (954,478)     (2,206,207)
Net assets at beginning of period                            81,867          74,551       6,361,386       8,567,593
                                                       ------------    ------------    ------------    ------------
Net assets at end of period                            $     51,025    $     81,867    $  5,406,908    $  6,361,386
                                                       ============    ============    ============    ============

ACCUMULATION UNITS:
  Purchases                                                      --             236          36,829         113,372
  Withdrawals                                                (4,026)             (2)       (126,043)       (258,057)
                                                       ------------    ------------    ------------    ------------
Net increase (decrease) in units outstanding                 (4,026)            234         (89,214)       (144,685)
Units outstanding at beginning of period                      9,906           9,672         402,868         547,553
                                                       ------------    ------------    ------------    ------------
Units outstanding at end of period                            5,880           9,906         313,654         402,868
                                                       ============    ============    ============    ============


The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005


                                                       MFS (continued)
                                                       ------------------------------------------------------------

                                                          High Income Series SC              Research Series
                                                       ----------------------------    ----------------------------
                                                           2006            2005           2006             2005
                                                       ------------    ------------    ------------    ------------
Income:
  Dividends                                            $     13,158    $     12,210    $     48,630    $     57,942
Expenses:
  Mortality & expense risk                                   (2,382)         (2,336)        (93,498)       (116,918)
  Administrative charges                                       (918)           (866)        (19,612)        (24,627)
                                                       ------------    ------------    ------------    ------------
Net investment income (expense)                               9,858           9,008         (64,480)        (83,603)
                                                       ------------    ------------    ------------    ------------
Realized gains (losses) on investments:
  Net realized gains (losses) on sale of fund shares          1,341           1,161        (291,401)       (747,420)
  Net realized gain distributions                                --              --              --              --
                                                       ------------    ------------    ------------    ------------
       Net realized gains (losses)                            1,341           1,161        (291,401)       (747,420)
                                                       ------------    ------------    ------------    ------------
Change in unrealized appreciation (depreciation)
       during the year                                        4,043          (9,614)      1,132,571       1,520,521
                                                       ------------    ------------    ------------    ------------
Increase (decrease) in net assets from
       operations                                            15,242             555         776,690         689,498
                                                       ------------    ------------    ------------    ------------

Contract transactions:
  Payments received from contract owners                          3               1          27,327          67,262
  Transfers between subaccounts
       (including fixed accounts), net                       17,514             542        (140,019)       (345,383)
  Transfers for contract benefits and
       terminations                                          (8,934)        (10,256)     (2,433,033)     (3,196,046)
  Contract maintenance charges                                 (340)            (49)        (15,707)        (21,717)
Adjustments to net assets allocated
       to contracts in payout period                             --              --             (51)            208
                                                       ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
       from contract transactions                             8,243          (9,762)     (2,561,483)     (3,495,676)
                                                       ------------    ------------    ------------    ------------
Total increase (decrease) in net assets                      23,485          (9,207)     (1,784,793)     (2,806,178)
Net assets at beginning of period                           180,782         189,989      10,411,964      13,218,142
                                                       ------------    ------------    ------------    ------------
Net assets at end of period                            $    204,267    $    180,782    $  8,627,171    $ 10,411,964
                                                       ============    ============    ============    ============

ACCUMULATION UNITS:
  Purchases                                                   1,996              86           8,013          19,837
  Withdrawals                                                (1,303)           (887)       (139,663)       (214,176)
                                                       ------------    ------------    ------------    ------------
Net increase (decrease) in units outstanding                    693            (801)       (131,650)       (194,339)
Units outstanding at beginning of period                     15,031          15,832         547,363         741,702
                                                       ------------    ------------    ------------    ------------
Units outstanding at end of period                           15,724          15,031         415,713         547,363
                                                       ============    ============    ============    ============


The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005


                                                       MFS (continued)
                                                       ------------------------------------------------------------

                                                            Research Series SC           Strategic Income Series
                                                       ----------------------------    ----------------------------
                                                           2006            2005           2006             2005
                                                       ------------    ------------    ------------    ------------
Income:
  Dividends                                            $        103    $         92    $    241,539    $    371,656
Expenses:
  Mortality & expense risk                                     (410)           (387)        (45,026)        (53,306)
  Administrative charges                                       (173)           (164)         (9,237)        (10,903)
                                                       ------------    ------------    ------------    ------------
Net investment income (expense)                                (480)           (459)        187,276         307,447
                                                       ------------    ------------    ------------    ------------
Realized gains (losses) on investments:
  Net realized gains (losses) on sale of fund shares            275             240          31,955          96,720
  Net realized gain distributions                                --              --          32,298          19,464
                                                       ------------    ------------    ------------    ------------
       Net realized gains (losses)                              275             240          64,253         116,184
                                                       ------------    ------------    ------------    ------------
Change in unrealized appreciation (depreciation)
       during the year                                        2,854           1,959         (24,268)       (397,100)
                                                       ------------    ------------    ------------    ------------
Increase (decrease) in net assets from
       operations                                             2,649           1,740         227,261          26,531
                                                       ------------    ------------    ------------    ------------

Contract transactions:
  Payments received from contract owners                         --              --           8,789          17,525
  Transfers between subaccounts
       (including fixed accounts), net                         (374)           (124)        168,121         349,118
  Transfers for contract benefits and
        terminations                                             --              --        (972,547)     (1,412,977)
  Contract maintenance charges                                   --              --          (5,505)         (9,207)
Adjustments to net assets allocated
       to contracts in payout period                             --              --              --              --
                                                       ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
       from contract transactions                              (374)           (124)       (801,142)     (1,055,541)
                                                       ------------    ------------    ------------    ------------
Total increase (decrease) in net assets                       2,275           1,616        (573,881)     (1,029,010)
Net assets at beginning of period                            32,061          30,445       4,771,348       5,800,358
                                                       ------------    ------------    ------------    ------------
Net assets at end of period                            $     34,336    $     32,061    $  4,197,467    $  4,771,348
                                                       ============    ============    ============    ============

ACCUMULATION UNITS:
  Purchases                                                      --              40          20,571          42,617
  Withdrawals                                                   (36)            (52)        (76,420)       (118,069)
                                                       ------------    ------------    ------------    ------------
Net increase (decrease) in units outstanding                    (36)            (12)        (55,849)        (75,452)
Units outstanding at beginning of period                      3,413           3,425         337,238         412,690
                                                       ------------    ------------    ------------    ------------
Units outstanding at end of period                            3,377           3,413         281,389         337,238
                                                       ============    ============    ============    ============


The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005


                                                       MFS (continued)                 Pioneer
                                                       ----------------------------    ----------------------------

                                                        Strategic Income Series SC          Equity Income VCT
                                                       ----------------------------    ----------------------------
                                                           2006            2005           2006             2005
                                                       ------------    ------------    ------------    ------------
Income:
  Dividends                                            $      6,937    $      9,340    $     56,568    $     51,296
Expenses:
  Mortality & expense risk                                   (1,729)         (1,747)        (24,761)        (25,997)
  Administrative charges                                       (732)           (734)         (5,421)         (5,571)
                                                       ------------    ------------    ------------    ------------
Net investment income (expense)                               4,476           6,859          26,386          19,728
                                                       ------------    ------------    ------------    ------------
Realized gains (losses) on investments:
  Net realized gains (losses) on sale of fund shares            (34)           (168)        167,147         118,815
  Net realized gain distributions                               971             509          37,652              --
                                                       ------------    ------------    ------------    ------------
       Net realized gains (losses)                              937             341         204,799         118,815
                                                       ------------    ------------    ------------    ------------
Change in unrealized appreciation (depreciation)
       during the year                                          685          (7,597)        222,211         (36,837)
                                                       ------------    ------------    ------------    ------------
Increase (decrease) in net assets from
       operations                                             6,098            (397)        453,396         101,706
                                                       ------------    ------------    ------------    ------------

Contract transactions:
  Payments received from contract owners                         16              --          13,103           6,464
  Transfers between subaccounts
        (including fixed accounts), net                         187           1,343         677,573         296,846
  Transfers for contract benefits and
        terminations                                         (1,980)         (7,166)       (766,045)       (722,312)
  Contract maintenance charges                                  (68)           (384)         (3,786)         (6,198)
Adjustments to net assets allocated
       to contracts in payout period                             --              --              --              --
                                                       ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
       from contract transactions                            (1,845)         (6,207)        (79,155)       (425,200)
                                                       ------------    ------------    ------------    ------------
Total increase (decrease) in net assets                       4,253          (6,604)        374,241        (323,494)
Net assets at beginning of period                           136,518         143,122       2,304,028       2,627,522
                                                       ------------    ------------    ------------    ------------
Net assets at end of period                            $    140,771    $    136,518    $  2,678,269    $  2,304,028
                                                       ============    ============    ============    ============

ACCUMULATION UNITS:
  Purchases                                                      21             108          66,716          41,721
  Withdrawals                                                  (166)           (618)        (73,464)        (76,015)
                                                       ------------    ------------    ------------    ------------
Net increase (decrease) in units outstanding                   (145)           (510)         (6,748)        (34,294)
Units outstanding at beginning of period                     10,959          11,469         184,979         219,273
                                                       ------------    ------------    ------------    ------------
Units outstanding at end of period                           10,814          10,959         178,231         184,979
                                                       ============    ============    ============    ============


The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005


                                                       Pioneer (continued)
                                                       ------------------------------------------------------------

                                                                 Fund VCT                   Growth Shares VCT
                                                       ----------------------------    ----------------------------
                                                           2006            2005           2006             2005
                                                       ------------    ------------    ------------    ------------
Income:
  Dividends                                            $     15,743    $     16,074    $         --    $      1,088
Expenses:
  Mortality & expense risk                                  (15,471)        (16,009)         (1,717)         (2,421)
  Administrative charges                                     (3,305)         (3,335)           (442)           (568)
                                                       ------------    ------------    ------------    ------------
Net investment income (expense)                              (3,033)         (3,270)         (2,159)         (1,901)
                                                       ------------    ------------    ------------    ------------
Realized gains (losses) on investments:
  Net realized gains (losses) on sale of fund shares         92,314          49,223          12,909          15,566
  Net realized gain distributions                                --              --              --              --
                                                       ------------    ------------    ------------    ------------
       Net realized gains (losses)                           92,314          49,223          12,909          15,566
                                                       ------------    ------------    ------------    ------------
Change in unrealized appreciation (depreciation)
       during the year                                      116,054          15,991             541         (13,228)
                                                       ------------    ------------    ------------    ------------
Increase (decrease) in net assets from
       operations                                           205,335          61,944          11,291             437
                                                       ------------    ------------    ------------    ------------

Contract transactions:
  Payments received from contract owners                      9,691           3,307              --             497
  Transfers between subaccounts

       (including fixed accounts), net                      (30,217)        (22,617)        (35,014)        (11,348)
  Transfers for contract benefits and
       terminations                                        (180,085)       (295,112)        (40,562)       (103,069)
  Contract maintenance charges                               (3,487)         (4,356)           (795)         (1,444)
Adjustments to net assets allocated
       to contracts in payout period                             --              --              --              --
                                                       ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
       from contract transactions                          (204,098)       (318,778)        (76,371)       (115,364)
                                                       ------------    ------------    ------------    ------------
Total increase (decrease) in net assets                       1,237        (256,834)        (65,080)       (114,927)
Net assets at beginning of period                         1,405,129       1,661,963         196,532         311,459
                                                       ------------    ------------    ------------    ------------
Net assets at end of period                            $  1,406,366    $  1,405,129    $    131,452    $    196,532
                                                       ============    ============    ============    ============

ACCUMULATION UNITS:

  Purchases                                                  24,789           7,874           5,495           8,119
  Withdrawals                                               (43,687)        (42,855)        (17,378)        (27,449)
                                                       ------------    ------------    ------------    ------------
Net increase (decrease) in units outstanding                (18,898)        (34,981)        (11,883)        (19,330)
Units outstanding at beginning of period                    147,101         182,082          30,980          50,310
                                                       ------------    ------------    ------------    ------------
Units outstanding at end of period                          128,203         147,101          19,097          30,980
                                                       ============    ============    ============    ============


The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005


                                                       Pioneer (continued)
                                                       ------------------------------------------------------------

                                                            Mid Cap Value VCT              Mid Cap Value VCT II
                                                       ----------------------------    ----------------------------
                                                           2006            2005           2006             2005
                                                       ------------    ------------    ------------    ------------
Income:
  Dividends                                            $    155,212    $     54,839    $         --    $      3,234
Expenses:
  Mortality & expense risk                                 (154,425)       (184,680)        (18,996)        (20,081)
  Administrative charges                                    (31,498)        (37,502)         (8,057)         (8,540)
                                                       ------------    ------------    ------------    ------------
Net investment income (expense)                             (30,711)       (167,343)        (27,053)        (25,387)
                                                       ------------    ------------    ------------    ------------
Realized gains (losses) on investments:
  Net realized gains (losses) on sale of fund shares        863,381       1,651,269          75,372          93,300
  Net realized gain distributions                         3,866,296       1,057,524         370,973          92,645
                                                       ------------    ------------    ------------    ------------
       Net realized gains (losses)                        4,729,677       2,708,793         446,345         185,945
                                                       ------------    ------------    ------------    ------------
Change in unrealized appreciation (depreciation)
       during the year                                   (3,132,442)     (1,442,918)       (267,838)        (73,065)
                                                       ------------    ------------    ------------    ------------
Increase (decrease) in net assets from
       operations                                         1,566,524       1,098,532         151,454          87,493
                                                       ------------    ------------    ------------    ------------

Contract transactions:
  Payments received from contract owners                     74,023         152,178           4,564          16,365
  Transfers between subaccounts
       (including fixed accounts), net                     (741,841)       (828,931)         16,505         (21,873)
  Transfers for contract benefits and
       terminations                                      (3,210,349)     (4,183,557)       (179,656)       (190,008)
  Contract maintenance charges                              (23,350)        (40,669)         (7,736)         (5,096)
Adjustments to net assets allocated
       to contracts in payout period                             --              --              --              --
                                                       ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
       from contract transactions                        (3,901,517)     (4,900,979)       (166,323)       (200,612)
                                                       ------------    ------------    ------------    ------------
Total increase (decrease) in net assets                  (2,334,993)     (3,802,447)        (14,869)       (113,119)
Net assets at beginning of period                        16,492,997      20,295,444       1,556,737       1,669,856
                                                       ------------    ------------    ------------    ------------
Net assets at end of period                            $ 14,158,004    $ 16,492,997    $  1,541,868    $  1,556,737
                                                       ============    ============    ============    ============

ACCUMULATION UNITS:
  Purchases                                                  33,524          52,410           5,572           5,266
  Withdrawals                                              (199,838)       (276,501)        (16,565)        (19,797)
                                                       ------------    ------------    ------------    ------------
Net increase (decrease) in units outstanding               (166,314)       (224,091)        (10,993)        (14,531)
Units outstanding at beginning of period                    722,588         946,679         108,105         122,636
                                                       ------------    ------------    ------------    ------------
Units outstanding at end of period                          556,274         722,588          97,112         108,105
                                                       ============    ============    ============    ============


The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005


                                                       Pioneer (continued)
                                                       ------------------------------------------------------------

                                                          Real Estate Shares VCT        Real Estate Shares VCT II
                                                       ----------------------------    ----------------------------
                                                           2006            2005           2006             2005
                                                       ------------    ------------    ------------    ------------
Income:
  Dividends                                            $    186,245    $    224,055    $     11,720    $     12,344
Expenses:
  Mortality & expense risk                                  (74,799)        (70,845)         (6,371)         (5,161)
  Administrative charges                                    (15,380)        (14,472)         (2,078)         (1,736)
                                                       ------------    ------------    ------------    ------------
Net investment income (expense)                              96,066         138,738           3,271           5,447
                                                       ------------    ------------    ------------    ------------
Realized gains (losses) on investments:
  Net realized gains (losses) on sale of fund shares        946,516         695,814          16,590          13,897
  Net realized gain distributions                           362,484         243,024          24,398          14,230
                                                       ------------    ------------    ------------    ------------
       Net realized gains (losses)                        1,309,000         938,838          40,988          28,127
                                                       ------------    ------------    ------------    ------------
Change in unrealized appreciation (depreciation)
       during the year                                      806,722        (226,236)        100,718          15,536
                                                       ------------    ------------    ------------    ------------
Increase (decrease) in net assets from
       operations                                         2,211,788         851,340         144,977          49,110
                                                       ------------    ------------    ------------    ------------

Contract transactions:
  Payments received from contract owners                     27,733          68,916           3,230           4,413
  Transfers between subaccounts
       (including fixed accounts), net                      232,358        (209,928)         23,031         (12,086)
  Transfers for contract benefits and
       terminations                                      (1,926,015)     (1,490,031)        (17,097)        (16,900)
  Contract maintenance charges                               (9,724)        (13,722)           (236)           (334)
Adjustments to net assets allocated
  to contracts in payout period                                  --              --              --              --
                                                       ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
  from contract transactions                             (1,675,648)     (1,644,765)          8,928         (24,907)
                                                       ------------    ------------    ------------    ------------
Total increase (decrease) in net assets                     536,140        (793,425)        153,905          24,203
Net assets at beginning of period                         6,897,419       7,690,844         428,832         404,629
                                                       ------------    ------------    ------------    ------------
Net assets at end of period                            $  7,433,559    $  6,897,419    $    582,737    $    428,832
                                                       ============    ============    ============    ============

ACCUMULATION UNITS:
  Purchases                                                  30,648          36,386           1,507             550
  Withdrawals                                               (84,592)       (107,239)         (1,255)         (1,910)
                                                       ------------    ------------    ------------    ------------
Net increase (decrease) in units outstanding                (53,944)        (70,853)            252          (1,360)
Units outstanding at beginning of period                    268,390         339,243          20,698          22,058
                                                       ------------    ------------    ------------    ------------
Units outstanding at end of period                          214,446         268,390          20,950          20,698
                                                       ============    ============    ============    ============


The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005


                                                       Pioneer (continued)             DWS Scudder
                                                       ----------------------------    ----------------------------

                                                           Small Cap Value VCT                     Bond
                                                       ----------------------------    ----------------------------
                                                           2006            2005           2006             2005
                                                       ------------    ------------    ------------    ------------
Income:
  Dividends                                            $         10    $         --    $      1,070    $      1,216
Expenses:
  Mortality & expense risk                                   (5,999)         (6,278)           (322)           (416)
  Administrative charges                                     (1,434)         (1,495)            (39)            (50)
                                                       ------------    ------------    ------------    ------------
Net investment income (expense)                              (7,423)         (7,773)            709             750
                                                       ------------    ------------    ------------    ------------
Realized gains (losses) on investments:
  Net realized gains (losses) on sale of fund shares         45,839          48,253             426             264
  Net realized gain distributions                            17,426          17,617              34             310
                                                       ------------    ------------    ------------    ------------
       Net realized gains (losses)                           63,265          65,870             460             574
                                                       ------------    ------------    ------------    ------------
Change in unrealized appreciation (depreciation)
       during the year                                        1,459          (9,046)           (487)           (933)
                                                       ------------    ------------    ------------    ------------
Increase (decrease) in net assets from
       operations                                            57,301          49,051             682             391
                                                       ------------    ------------    ------------    ------------

Contract transactions:
  Payments received from contract owners                     13,544              74              --              --
  Transfers between subaccounts
        (including fixed accounts), net                     (69,275)        100,350              --              --
  Transfers for contract benefits and
        terminations                                       (106,981)       (205,576)         (9,830)         (4,008)
  Contract maintenance charges                                 (661)         (1,732)            (29)            (27)
Adjustments to net assets allocated
       to contracts in payout period                             --              --              --              --
                                                       ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
       from contract transactions                          (163,373)       (106,884)         (9,859)         (4,035)
                                                       ------------    ------------    ------------    ------------
Total increase (decrease) in net assets                    (106,072)        (57,833)         (9,177)         (3,644)
Net assets at beginning of period                           601,916         659,749          30,521          34,165
                                                       ------------    ------------    ------------    ------------
Net assets at end of period                            $    495,844    $    601,916    $     21,344    $     30,521
                                                       ============    ============    ============    ============
ACCUMULATION UNITS:
  Purchases                                                   8,290          16,890              --              --
  Withdrawals                                               (17,454)        (23,792)           (576)           (237)
                                                       ------------    ------------    ------------    ------------
Net increase (decrease) in units outstanding                 (9,164)         (6,902)           (576)           (237)
Units outstanding at beginning of period                     34,180          41,082           1,785           2,022
                                                       ------------    ------------    ------------    ------------
Units outstanding at end of period                           25,016          34,180           1,209           1,785
                                                       ============    ============    ============    ============


The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005


                                                       DWS Scudder (continued)
                                                       ------------------------------------------------------------

                                                           Global Opportunities             Growth and Income
                                                       ----------------------------    ----------------------------
                                                           2006            2005           2006             2005
                                                       ------------    ------------    ------------    ------------
Income:
  Dividends                                            $     41,904    $     18,073    $     22,845    $     44,981
Expenses:
  Mortality & expense risk                                  (45,509)        (46,295)        (37,575)        (44,836)
  Administrative charges                                     (9,583)         (9,757)         (8,216)         (9,646)
                                                       ------------    ------------    ------------    ------------
Net investment income (expense)                             (13,188)        (37,979)        (22,946)         (9,501)
                                                       ------------    ------------    ------------    ------------
Realized gains (losses) on investments:
  Net realized gains (losses) on sale of fund shares        381,242         340,338          (9,105)       (146,542)
                                                       ------------    ------------    ------------    ------------
  Net realized gain distributions                                --              --              --              --
       Net realized gains (losses)                          381,242         340,338          (9,105)       (146,542)
                                                       ------------    ------------    ------------    ------------
Change in unrealized appreciation (depreciation)
       during the year                                      453,514         358,329         432,006         323,760
                                                       ------------    ------------    ------------    ------------
Increase (decrease) in net assets from
       operations                                           821,568         660,688         399,955         167,717
                                                       ------------    ------------    ------------    ------------

Contract transactions:
  Payments received from contract owners                      7,520          13,490           3,823          38,038
  Transfers between subaccounts
       (including fixed accounts), net                      190,643         157,201         (15,544)         12,309
  Transfers for contract benefits and
       terminations                                      (1,023,624)       (917,344)       (846,045)     (1,320,511)
  Contract maintenance charges                               (6,670)         (9,252)         (5,360)         (9,068)
Adjustments to net assets allocated
  to contracts in payout period                                  --              --              --              --
                                                       ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
       from contract transactions                          (832,131)       (755,905)       (863,126)     (1,279,232)
                                                       ------------    ------------    ------------    ------------
Total increase (decrease) in net assets                     (10,563)        (95,217)       (463,171)     (1,111,515)
Net assets at beginning of period                         4,433,223       4,528,440       3,982,396       5,093,911
                                                       ------------    ------------    ------------    ------------
Net assets at end of period                            $  4,422,660    $  4,433,223    $  3,519,225    $  3,982,396
                                                       ============    ============    ============    ============

ACCUMULATION UNITS:
  Purchases                                                  16,916          55,502           6,955          21,968
  Withdrawals                                               (48,502)        (89,612)        (76,480)       (133,844)
                                                       ------------    ------------    ------------    ------------
Net increase (decrease) in units outstanding                (31,586)        (34,110)        (69,525)       (111,876)
Units outstanding at beginning of period                    188,634         222,744         335,858         447,734
                                                       ------------    ------------    ------------    ------------
Units outstanding at end of period                          157,048         188,634         266,333         335,858
                                                       ============    ============    ============    ============


The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005


                                                       DWS Scudder (continued)
                                                       ------------------------------------------------------------

                                                              International                  International B
                                                       ----------------------------    ----------------------------
                                                           2006            2005           2006             2005
                                                       ------------    ------------    ------------    ------------
Income:
  Dividends                                            $    171,485    $    170,087    $      1,491    $      1,138
Expenses:
  Mortality & expense risk                                  (89,769)        (99,185)         (1,538)         (1,165)
  Administrative charges                                    (18,529)        (20,587)           (631)           (496)
                                                       ------------    ------------    ------------    ------------
Net investment income (expense)                              63,187          50,315            (678)           (523)
                                                       ------------    ------------    ------------    ------------
Realized gains (losses) on investments:
  Net realized gains (losses) on sale of fund shares        581,540         195,641           3,650           5,872
  Net realized gain distributions                                --              --              --              --
                                                       ------------    ------------    ------------    ------------
        Net realized gains (losses)                         581,540         195,641           3,650           5,872
                                                       ------------    ------------    ------------    ------------
Change in unrealized appreciation (depreciation)
       during the year                                    1,286,766       1,003,096          24,353           6,289
                                                       ------------    ------------    ------------    ------------
Increase (decrease) in net assets from
       operations                                         1,931,493       1,249,052          27,325          11,638
                                                       ------------    ------------    ------------    ------------

Contract transactions:
  Payments received from contract owners                     33,058          67,663             651             654
  Transfers between subaccounts
       (including fixed accounts), net                     (435,033)       (425,942)         42,471          (2,629)
  Transfers for contract benefits and
       terminations                                      (1,995,659)     (2,866,584)         (2,543)        (12,317)
  Contract maintenance charges                              (11,861)        (16,298)             (6)           (716)
Adjustments to net assets allocated
       to contracts in payout period                            252             503              --              --
                                                       ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
       from contract transactions                        (2,409,243)     (3,240,658)         40,573         (15,008)
                                                       ------------    ------------    ------------    ------------
Total increase (decrease) in net assets                    (477,750)     (1,991,606)         67,898          (3,370)
Net assets at beginning of period                         9,316,313      11,307,919          92,984          96,354
                                                       ------------    ------------    ------------    ------------
Net assets at end of period                            $  8,838,563    $  9,316,313    $    160,882    $     92,984
                                                       ============    ============    ============    ============

ACCUMULATION UNITS:
  Purchases                                                  25,279          47,747           4,111             157
  Withdrawals                                              (162,570)       (271,189)           (600)         (1,717)
                                                       ------------    ------------    ------------    ------------
Net increase (decrease) in units outstanding               (137,291)       (223,442)          3,511          (1,560)
Units outstanding at beginning of period                    573,530         796,972           8,735          10,295
                                                       ------------    ------------    ------------    ------------
Units outstanding at end of period                          436,239         573,530          12,246           8,735
                                                       ============    ============    ============    ============


The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005


                                                       DWS Scudder (continued)
                                                       ------------------------------------------------------------

                                                               Money Market           VIT EAFE(R) Equity Index Fund
                                                       ----------------------------    ----------------------------
                                                           2006            2005           2006             2005
                                                       ------------    ------------    ------------    ------------
Income:
  Dividends                                            $      2,978    $      1,765    $         --    $     20,753
Expenses:
  Mortality & expense risk                                     (875)           (827)             --          (5,575)
  Administrative charges                                       (105)            (99)             --          (1,207)
                                                       ------------    ------------    ------------    ------------
Net investment income (expense)                               1,998             839              --          13,971
                                                       ------------    ------------    ------------    ------------
Realized gains (losses) on investments:
  Net realized gains (losses) on sale of fund shares             --              --              --         157,330
  Net realized gain distributions                                --              --              --              --
                                                       ------------    ------------    ------------    ------------
        Net realized gains (losses)                              --              --              --         157,330
                                                       ------------    ------------    ------------    ------------
Change in unrealized appreciation (depreciation)
       during the year                                           --              --              --        (168,505)
                                                       ------------    ------------    ------------    ------------
Increase (decrease) in net assets from
       operations                                             1,998             839              --           2,796
                                                       ------------    ------------    ------------    ------------

Contract transactions:
  Payments received from contract owners                         --              --              --             745
  Transfers between subaccounts
       (including fixed accounts), net                       10,500              --              --        (808,079)
  Transfers for contract benefits and
       terminations                                          (3,000)             --              --        (218,175)
  Contract maintenance charges                                  (13)            (14)             --          (1,972)
Adjustments to net assets allocated
       to contracts in payout period                             --              --              --              --
                                                       ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
       from contract transactions                             7,487             (14)             --      (1,027,481)
                                                       ------------    ------------    ------------    ------------
Total increase (decrease) in net assets                       9,485             825              --      (1,024,685)
Net assets at beginning of period                            66,490          65,665              --       1,024,685
                                                       ------------    ------------    ------------    ------------
Net assets at end of period                            $     75,975    $     66,490    $               $         --
                                                       ============    ============    ============    ============

ACCUMULATION UNITS:
  Purchases                                                   7,799              --              --          50,904
  Withdrawals                                                (2,221)            (10)             --        (180,436)
                                                       ------------    ------------    ------------    ------------
Net increase (decrease) in units outstanding                  5,578             (10)             --        (129,532)
Units outstanding at beginning of period                     50,536          50,546              --         129,532
                                                       ------------    ------------    ------------    ------------
Units outstanding at end of period                           56,114          50,536              --              --
                                                       ============    ============    ============    ============


The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005


                                                       DWS Scudder (continued)         T. Rowe Price
                                                       ----------------------------    ----------------------------

                                                           Small Cap Index VIP                Equity Income
                                                       ----------------------------    ----------------------------
                                                           2006            2005           2006             2005
                                                       ------------    ------------    ------------    ------------
Income:
  Dividends                                            $     11,444    $     13,863    $    556,599    $    664,313
Expenses:
  Mortality & expense risk                                  (18,216)        (21,079)       (375,980)       (450,622)
  Administrative charges                                     (4,209)         (4,758)        (81,743)        (97,021)
                                                       ------------    ------------    ------------    ------------
Net investment income (expense)                             (10,981)        (11,974)         98,876         116,670
                                                       ------------    ------------    ------------    ------------
Realized gains (losses) on investments:
  Net realized gains (losses) on sale of fund shares        127,522         177,014       1,939,656       1,786,800
  Net realized gain distributions                            76,558          59,454         950,857       1,930,333
                                                       ------------    ------------    ------------    ------------
       Net realized gains (losses)                          204,080         236,468       2,890,513       3,717,133
                                                       ------------    ------------    ------------    ------------
Change in unrealized appreciation (depreciation)
       during the year                                       60,679        (193,712)      2,838,744      (2,824,227)
                                                       ------------    ------------    ------------    ------------
Increase (decrease) in net assets from
       operations                                           253,778          30,782       5,828,133       1,009,576
                                                       ------------    ------------    ------------    ------------

Contract transactions:
  Payments received from contract owners                      7,504          60,325         171,553         269,628
  Transfers between subaccounts
       (including fixed accounts), net                      (26,701)       (191,483)     (1,466,453)       (153,994)
  Transfers for contract benefits and
       terminations                                        (308,068)       (542,479)     (8,944,542)    (11,086,299)
  Contract maintenance charges                               (3,227)         (5,111)        (59,833)        (89,851)
Adjustments to net assets allocated
       to contracts in payout period                             --              --             (46)            400
                                                       ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
       from contract transactions                          (330,492)       (678,748)    (10,299,321)    (11,060,116)
                                                       ------------    ------------    ------------    ------------
Total increase (decrease) in net assets                     (76,714)       (647,966)     (4,471,188)    (10,050,540)
Net assets at beginning of period                         1,726,948       2,374,914      39,498,439      49,548,979
                                                       ------------    ------------    ------------    ------------
Net assets at end of period                            $  1,650,234    $  1,726,948    $ 35,027,251    $ 39,498,439
                                                       ============    ============    ============    ============

ACCUMULATION UNITS:
  Purchases                                                  18,711          33,497          57,101         110,768
  Withdrawals                                               (42,596)        (89,949)       (446,113)       (564,048)
                                                       ------------    ------------    ------------    ------------
Net increase (decrease) in units outstanding                (23,885)        (56,452)       (389,012)       (453,280)
Units outstanding at beginning of period                    135,577         192,029       1,618,291       2,071,571
                                                       ------------    ------------    ------------    ------------
Units outstanding at end of period                          111,692         135,577       1,229,279       1,618,291
                                                       ============    ============    ============    ============


The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005


                                                       T. Rowe Price (continued)
                                                       ------------------------------------------------------------

                                                           International Stock              Limited-Term Bond
                                                       ----------------------------    ----------------------------
                                                           2006            2005           2006             2005
                                                       ------------    ------------    ------------    ------------

Income:
  Dividends                                            $    222,727    $    334,138    $    736,624    $    824,039
Expenses:
  Mortality & expense risk                                 (214,059)       (238,444)       (193,163)       (246,557)
  Administrative charges                                    (46,988)        (52,147)        (41,626)        (53,460)
                                                       ------------    ------------    ------------    ------------
Net investment income (expense)                             (38,320)         43,547         501,835         524,022
                                                       ------------    ------------    ------------    ------------
Realized gains (losses) on investments:
  Net realized gains (losses) on sale of fund shares        818,353        (133,453)       (106,180)        (66,622)
  Net realized gain distributions                            66,818          72,639              --              --
                                                       ------------    ------------    ------------    ------------
       Net realized gains (losses)                          885,171         (60,814)       (106,180)        (66,622)
                                                       ------------    ------------    ------------    ------------
Change in unrealized appreciation (depreciation)
       during the year                                    2,461,908       2,973,367          88,496        (371,700)
                                                       ------------    ------------    ------------    ------------
Increase (decrease) in net assets from
       operations                                         3,308,759       2,956,100         484,151          85,700
                                                       ------------    ------------    ------------    ------------

Contract transactions:
  Payments received from contract owners                    157,043         157,352          54,484          87,517
  Transfers between subaccounts
       (including fixed accounts), net                   (1,411,359)       (811,609)         89,661         353,528
  Transfers for contract benefits and
       terminations                                      (4,194,227)     (5,314,233)     (4,481,555)     (6,730,793)
  Contract maintenance charges                              (39,426)        (52,420)        (31,263)        (57,278)
Adjustments to net assets allocated
       to contracts in payout period                            (76)            208              --              --
                                                       ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
       from contract transactions                        (5,488,045)     (6,020,702)     (4,368,673)     (6,347,026)
                                                       ------------    ------------    ------------    ------------
Total increase (decrease) in net assets                  (2,179,286)     (3,064,602)     (3,884,522)     (6,261,326)
Net assets at beginning of period                        22,357,880      25,422,482      20,460,455      26,721,781
                                                       ------------    ------------    ------------    ------------
Net assets at end of period                            $ 20,178,594    $ 22,357,880    $ 16,575,933    $ 20,460,455
                                                       ============    ============    ============    ============

ACCUMULATION UNITS:
  Purchases                                                  44,878          61,562          60,461         130,724
  Withdrawals                                              (397,338)       (518,302)       (365,053)       (576,039)
                                                       ------------    ------------    ------------    ------------
Net increase (decrease) in units outstanding               (352,460)       (456,740)       (304,592)       (445,315)
Units outstanding at beginning of period                  1,516,717       1,973,457       1,443,588       1,888,903
                                                       ------------    ------------    ------------    ------------
Units outstanding at end of period                        1,164,257       1,516,717       1,138,996       1,443,588
                                                       ============    ============    ============    ============


The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005


                                                       T. Rowe Price (continued)
                                                       ------------------------------------------------------------
                                                                                            Personal Strategy
                                                            New America Growth                   Balanced
                                                       ----------------------------    ----------------------------
                                                           2006            2005           2006             2005
                                                       ------------    ------------    ------------    ------------

Income:
  Dividends                                            $      3,810    $         --    $    325,459    $    329,488
Expenses:
  Mortality & expense risk                                  (87,676)       (107,097)       (161,708)       (193,091)
  Administrative charges                                    (18,153)        (22,291)        (33,944)        (40,179)
                                                       ------------    ------------    ------------    ------------
Net investment income (expense)                            (102,019)       (129,388)        129,807          96,218
                                                       ------------    ------------    ------------    ------------
Realized gains (losses) on investments:
  Net realized gains (losses) on sale of fund shares        (88,431)       (373,226)        861,057         843,208
  Net realized gain distributions                           106,674              --         445,739         150,008
                                                       ------------    ------------    ------------    ------------
       Net realized gains (losses)                           18,243        (373,226)      1,306,796         993,216
                                                       ------------    ------------    ------------    ------------
Change in unrealized appreciation (depreciation)
       during the year                                      564,025         755,508         116,671        (232,040)
                                                       ------------    ------------    ------------    ------------
Increase (decrease) in net assets from
       operations                                           480,249         252,894       1,553,274         857,394
                                                       ------------    ------------    ------------    ------------

Contract transactions:
  Payments received from contract owners                     31,487          59,687          23,626          39,366
  Transfers between subaccounts
       (including fixed accounts), net                       45,887        (460,129)         16,558        (370,527)
  Transfers for contract benefits and
       terminations                                      (1,769,923)     (2,704,304)     (4,257,272)     (5,422,252)
  Contract maintenance charges                              (11,693)        (18,133)        (21,211)        (32,154)
Adjustments to net assets allocated
       to contracts in payout period                          1,984             439             (72)            394
                                                       ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
       from contract transactions                        (1,702,258)     (3,122,440)     (4,238,371)     (5,785,173)
                                                       ------------    ------------    ------------    ------------
Total increase (decrease) in net assets                  (1,222,009)     (2,869,546)     (2,685,097)     (4,927,779)
Net assets at beginning of period                         9,514,387      12,383,933      17,272,016      22,199,795
                                                       ------------    ------------    ------------    ------------
Net assets at end of period                            $  8,292,378    $  9,514,387    $ 14,586,919    $ 17,272,016
                                                       ============    ============    ============    ============

ACCUMULATION UNITS:
  Purchases                                                  29,866          51,523          28,191          42,933
  Withdrawals                                              (116,257)       (226,565)       (201,167)       (300,347)
                                                       ------------    ------------    ------------    ------------
Net increase (decrease) in units outstanding                (86,391)       (175,042)       (172,976)       (257,414)
Units outstanding at beginning of period                    493,336         668,378         747,812       1,005,226
                                                       ------------    ------------    ------------    ------------
Units outstanding at end of period                          406,945         493,336         574,836         747,812
                                                       ============    ============    ============    ============


The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005


                                                       Van Kampen
                                                       ------------------------------------------------------------

                                                       UIF Emerging Markets Equity      UIF Core Plus Fixed Income
                                                       ----------------------------    ----------------------------
                                                           2006            2005           2006             2005
                                                       ------------    ------------    ------------    ------------
Income:
  Dividends                                            $     32,095    $     13,723    $    994,737    $  1,010,646
Expenses:
  Mortality & expense risk                                  (46,113)        (36,822)       (260,248)       (301,836)
  Administrative charges                                     (9,978)         (8,103)        (61,949)        (71,922)
                                                       ------------    ------------    ------------    ------------
Net investment income (expense)                             (23,996)        (31,202)        672,540         636,888
                                                       ------------    ------------    ------------    ------------
Realized gains (losses) on investments:
  Net realized gains (losses) on sale of fund shares        717,566         373,642          45,089         132,119
  Net realized gain distributions                            98,567              --         132,184         207,245
                                                       ------------    ------------    ------------    ------------
       Net realized gains (losses)                          816,133         373,642         177,273         339,364
                                                       ------------    ------------    ------------    ------------
Change in unrealized appreciation (depreciation)
       during the year                                      496,630         673,242        (321,524)       (184,425)
                                                       ------------    ------------    ------------    ------------
Increase (decrease) in net assets from
       operations                                         1,288,767       1,015,682         528,289         791,827
                                                       ------------    ------------    ------------    ------------

Contract transactions:
  Payments received from contract owners                     21,275          27,724         235,306         194,611
  Transfers between subaccounts
       (including fixed accounts) net                       201,489         430,744         685,547       1,700,112
  Transfers for contract benefits and
       terminations                                        (718,283)       (583,428)     (5,099,205)     (5,563,841)
  Contract maintenance charges                              (11,609)         (9,141)        (54,447)        (73,940)
Adjustments to net assets allocated
       to contracts in payout period                             --              --              --              --
                                                       ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
       from contract transactions                          (507,128)       (134,101)     (4,232,799)     (3,743,058)
                                                       ------------    ------------    ------------    ------------
Total increase (decrease) in net assets                     781,639         881,581      (3,704,510)     (2,951,231)
Net assets at beginning of period                         4,160,292       3,278,711      26,666,741      29,617,972
                                                       ------------    ------------    ------------    ------------
Net assets at end of period                            $  4,941,931    $  4,160,292    $ 22,962,231    $ 26,666,741
                                                       ============    ============    ============    ============

ACCUMULATION UNITS:
  Purchases                                                  71,487          83,384         149,567         193,257
  Withdrawals                                              (102,781)        (93,494)       (457,522)       (467,806)
                                                       ------------    ------------    ------------    ------------
Net increase (decrease) in units outstanding                (31,294)        (10,110)       (307,955)       (274,549)
Units outstanding at beginning of period                    255,879         265,989       1,954,107       2,228,656
                                                       ------------    ------------    ------------    ------------
Units outstanding at end of period                          224,585         255,879       1,646,152       1,954,107
                                                       ============    ============    ============    ============


The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005


                                                       Van Kampen (continued)
                                                       ----------------------------

                                                              UIF Technology
                                                       ----------------------------
                                                           2006            2005
                                                       ------------    ------------
Income:
  Dividends                                            $         --    $         --
Expenses:
  Mortality & expense risk                                     (249)           (725)
  Administrative charges                                       (104)           (316)
                                                       ------------    ------------
Net investment income (expense)                                (353)         (1,041)
                                                       ------------    ------------
Realized gains (losses) on investments:
  Net realized gains (losses) on sale of fund shares         11,874             209
  Net realized gain distributions                                --              --
                                                       ------------    ------------
       Net realized gains (losses)                           11,874             209
                                                       ------------    ------------
Change in unrealized appreciation (depreciation)
       during the year                                       (9,038)           (209)
                                                       ------------    ------------
Increase (decrease) in net assets from
       operations                                             2,483          (1,041)
                                                       ------------    ------------

Contract transactions:
  Payments received from contract owners                         --              --
  Transfers between subaccounts
       (including fixed accounts), net                      (62,756)          3,813
  Transfers for contract benefits and
       terminations                                            (242)           (785)
  Contract maintenance charges                                   --              (5)
Adjustments to net assets allocated
       to contracts in payout period                             --              --
                                                       ------------    ------------
Net increase (decrease) in net assets
       from contract transactions                           (62,998)          3,023
                                                       ------------    ------------
Total increase (decrease) in net assets                     (60,515)          1,982
Net assets at beginning of period                            60,515          58,533
                                                       ------------    ------------
Net assets at end of period                            $         --    $     60,515
                                                       ============    ============

ACCUMULATION UNITS:
  Purchases                                                      --             757
  Withdrawals                                               (11,422)           (154)
                                                       ------------    ------------
Net increase (decrease) in units outstanding                (11,422)            603
Units outstanding at beginning of period                     11,422          10,819
                                                       ------------    ------------
Units outstanding at end of period                               --          11,422
                                                       ============    ============


The accompanying notes are an integral part of these financial statements.

                       UNITED OF OMAHA SEPARATE ACCOUNT C
                          NOTES TO FINANCIAL STATEMENTS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005

1.    NATURE OF OPERATIONS

      United of Omaha Separate Account C ("Separate Account") was established by United of Omaha Life Insurance Company ("United") on December 1, 1993, under procedures established by Nebraska law, and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The assets of the Separate Account are owned by United, however, the net assets of the Separate Account are clearly identified and distinguished from United's other assets and liabilities. The portion of the Separate Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business United may conduct.

      A Separate Account policyholder may allocate funds to fixed income accounts, which are part of United's general account, in addition to those subaccounts detailed below. Interests in the fixed income accounts have not been registered under the Securities Act of 1933 and United has not been registered as an investment company under the Investment Company Act of 1940, due to exemptive and exclusionary provisions under such acts.

2.    SUBACCOUNTS

      The Separate Account is divided into subaccounts for which accumulation units are separately maintained. Each subaccount invests exclusively in shares of a corresponding mutual fund portfolio. The available portfolios and subaccounts are:

      ALGER

      ALGER AMERICAN FUND

      Alger American Growth Portfolio Class O ("American Growth")

      Alger American Small Capitalization Portfolio Class O ("American Small Capitalization")

      FEDERATED

      FEDERATED INSURANCE SERIES

      Federated Prime Money Market Fund II Portfolio ("Prime Money Fund II")

      Federated Fund for U.S. Government Securities II Portfolio ("Fund for U.S. Government Securities II")

      FIDELITY

      FIDELITY VARIABLE INSURANCE PRODUCTS FUND

      Fidelity VIP Equity Income Portfolio Initial Class ("VIP Equity Income")

      Fidelity VIP Equity Income Portfolio Service Class 2 ("VIP Equity Income SVC CL 2")

      Fidelity VIP Growth Portfolio Initial Class ("VIP Growth")

      Fidelity VIP Mid Cap Portfolio Class 2 ("VIP Mid Cap") - Commenced May 1, 2003

      FIDELITY VARIABLE INSURANCE PRODUCTS

      Fidelity VIP Asset Manager Portfolio Initial Class ("VIP Asset Manager")

      Fidelity VIP Asset Manager: Growth Portfolio Initial Class ("VIP Asset
      Manager: Growth")

      Fidelity VIP Asset Manager: Growth Portfolio Service Class 2 ("VIP Asset
      Manager: Growth SVC CL 2")

      Fidelity VIP Contrafund Portfolio Initial Class ("VIP Contrafund")

      Fidelity VIP Contrafund Portfolio Service Class 2 ("VIP Contrafund SVC CL 2")

      Fidelity VIP Index 500 Portfolio Initial Class ("VIP Index 500")

      Fidelity VIP Index 500 Portfolio Service Class 2 ("VIP Index 500 SVC CL
      2")

      MFS

      MFS VARIABLE INSURANCE TRUST

      MFS Core Equity Series Portfolio Initial Class (formerly known as MFS Capital Opportunities Series Portfolio Initial Class) ("Core Equity Series")

      MFS Core Equity Series Portfolio Service Class (formerly known as MFS Capital Opportunities Series Portfolio Service Class) ("Core Equity Series SC")

      MFS Emerging Growth Series Portfolio Initial Class ("Emerging Growth Series")

      MFS Emerging Growth Series Portfolio Service Class ("Emerging Growth Series SC")

      MFS High Income Series Portfolio Initial Class ("High Income Series")

      MFS High Income Series Portfolio Service Class ("High Income Series SC")

      MFS Research Series Portfolio Initial Class ("Research Series")

      MFS Research Series Portfolio Service Class ("Research Series SC")

      MFS Strategic Income Series Portfolio Initial Class ("Strategic Income Series")

      MFS Strategic Income Series Portfolio Service Class ("Strategic Income Series SC")

      PIONEER

      PIONEER VARIABLE CONTRACTS TRUST

      Pioneer Equity Income VCT Portfolio Class II ("Equity Income VCT")

      Pioneer VCT Portfolio Class II ("Fund VCT")

      Pioneer Growth Shares VCT Portfolio Class II ("Growth Shares VCT")

      Pioneer Mid Cap Value VCT Portfolio Class I ("Mid Cap Value VCT")

      Pioneer Mid Cap Value VCT Portfolio Class II ("Mid Cap Value VCT II")

      Pioneer Real Estate Shares VCT Portfolio Class I ("Real Estate Shares
      VCT")

      Pioneer Real Estate Shares VCT Portfolio Class II ("Real Estate Shares VCT II")

      Pioneer Small Cap Value VCT Portfolio Class II ("Small Cap Value VCT")

      DWS SCUDDER

      DWS VARIABLE SERIES I

      DWS Bond VIP

      DWS Global Opportunities VIP ("Global Opportunities")

      DWS Growth and Income VIP ("Growth and Income")

      DWS International VIP Class A ("International")

      DWS International VIP Class B ("International B")

      Money Market VIP ("Money Market")

      DWS INVESTMENTS VIT FUNDS

      Scudder VIT EAFE(R) Equity Index Fund Portfolio ("VIT EAFE(R) Equity Index Fund") (Liquidated July 25, 2005)

      DWS Small Cap Index VIP ("Small Cap Index VIP")

      T. ROWE PRICE

      T. ROWE PRICE EQUITY SERIES, INC.

      T. Rowe Price Equity Income Portfolio ("Equity Income")

      T. Rowe Price New America Growth Portfolio ("New America Growth")

      T. Rowe Price Personal Strategy Balanced Portfolio ("Personal Strategy Balanced")

      T. ROWE PRICE INTERNATIONAL SERIES, INC.

      T. Rowe Price International Stock Portfolio ("International Stock")

      T. ROWE PRICE FIXED INCOME SERIES, INC.

      T. Rowe Price Limited-Term Bond Portfolio ("Limited-Term Bond")

      VAN KAMPEN

      VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS, INC.

      Van Kampen UIF Emerging Markets Equity Portfolio ("UIF Emerging Markets Equity")

      Van Kampen UIF Core Plus Fixed Income Portfolio ("UIF Core Plus Fixed Income")

      Van Kampen UIF Technology Portfolio ("UIF Technology") (Liquidated April 28,2006)

      The availability of some subaccounts is dependent upon the product under which each policy was written.

      The following portfolio is available but is not shown on the statements due to not having had any activity.
           Van Kampen UIF Core Plus Fixed Income Portfolio Class II ("UIF Core Plus Fixed Income II")

3.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

      SECURITY VALUATION AND RELATED INVESTMENT INCOME - Investments are made in the portfolios of the Separate Account and are valued at the reported net asset values of such portfolios, which value their investment securities at fair value. Transactions are recorded on a trade date basis. Income from dividends, and gains from realized gain distributions, are recorded on the ex-distribution date. Realized gains and losses on the sales of investments are determined based on the average cost of investments sold.

      The investments of the Separate Account and United of Omaha Separate Account B are jointly held in accounts with the investment managers.

      CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD - Net assets allocated to contracts in the payout period are computed according to the 1983 Individual Annuitant Mortality Table. The assumed investment return is 4.0%. The mortality risk is fully borne by United and may result in additional amounts being transferred into the subaccounts of the Separate Account by United to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to United.

      FEDERAL INCOME TAXES - Net taxable income or loss of the subaccounts of the Separate Account are included in the federal and state income tax return of United, which is taxed as a life insurance company under the Internal Revenue Code ("IRC"). Under current provisions of the IRC, United does not expect to incur federal income taxes on the earnings of the subaccounts of the Separate Account to the extent that earnings are credited under the contracts. Based on this, no charge is being made currently to the subaccounts of the Separate Account for federal income taxes. A charge may be made in future years for any federal income taxes that would be attributable to the contracts in the event of changes in the tax law.

4.    ACCOUNT CHARGES

      MORTALITY AND EXPENSE RISK CHARGE:

      United deducts a daily charge as compensation for the mortality and expense risks assumed by United. The nominal annual rate is a percentage of the net asset value of each subaccount based on the following products:

           Series I              1.25%        Series V              1.00%
           Ultra-Access          1.40%        Ultra-Rewards         1.25%
           Ultra-Select          1.50%


      These charges are assessed through reduction of unit values. United guarantees that the mortality and expense charge will not increase above these levels.

      ADMINISTRATIVE CHARGES:

      ADMINISTRATIVE EXPENSE - United deducts a daily administrative expense charge from the net assets of the Separate Account. The annual rate is a percentage of the net asset value of each subaccount based on the following products:


           Series I                            .15%
           Series V                            .20%
           Ultra-Rewards and Ultra-Select      .15%  (0% for accumulation value of $100,000 or more)
           Ultra-Access                        .20%


      These charges are assessed through reduction of unit values. United guarantees that the administrative charge will not increase above these levels.

      ENHANCED DEATH BENEFIT - The Series V, Ultra-Rewards, and Ultra-Select variable annuity products include a feature which provides the policyholder an option to purchase an enhanced death benefit. For Ultra-Rewards and Ultra-Select, a daily charge equivalent to an annual rate of .30% of the accumulation value is deducted from each policy with this feature. For Series V, a daily charge equivalent to an annual rate of .35% of the accumulation value is deducted from each policy issued prior to May 1, 2003. A daily charge equal to an annual rate of .30% of accumulation value is deducted from each policy issued after May 1, 2003. These charges are assessed through a reduction of unit values. Series V policies issued prior to May 1, 1998 are assessed a daily charge of .35% of the accumulation value through a reduction of unit value for each policy with this feature.

      ENHANCED CREDIT RIDER - Ultra-Rewards policyholders can elect the enhanced credit rider. A daily charge equivalent to an annual rate of 0.50% of the accumulation value is deducted from each policy for this charge for the first eight policy years. These charges are assessed through the reduction of unit values.

      ENHANCED EARNINGS DEATH BENEFIT CHARGE - Ultra-Select and Ultra-Rewards policyholders can elect the enhanced earnings death benefit rider. A daily charge equivalent to an annual charge of 0.30% of the accumulation value is deducted from each policy for this charge. These charges are assessed through the reduction of unit values.

      RETURN BENEFITS CHARGE - Series V and Ultra-Select policyholders can elect the returns benefit rider. An annual charge is calculated and assessed on the policy anniversary. The charge equivalent to an annual charge of 0.40% of the accumulation value is deducted from each policy for this charge. These charges are assessed through the reduction of unit value.

      POLICY FEE - There is an annual policy fee of $30 for Series I, Series V and Ultra-Access and $40 for Ultra-Rewards and Ultra-Select that is deducted from the accumulated value on the last valuation date of each policy year or at complete surrender. The annual policy fee is waived if the accumulated value is $50,000 or more on the last valuation date of the applicable policy year. This charge is assessed through the redemption of units. United guarantees the annual policy fee will not increase.

      CONTRACT MAINTENANCE CHARGES:

      WITHDRAWAL CHARGE - United may deduct a withdrawal charge, expressed as a percentage of accumulation value (accumulated units times unit value) surrendered or withdrawn. The withdrawal charge percentage varies depending upon the number of years elapsed since the date the purchase payment was made. The amount of the withdrawal requested plus the withdrawal charge is deducted from the accumulation value on the date the request is received.

      TRANSFER FEES - A transfer fee of $10 may be imposed for any non-systematic transfer in excess of twelve per policy year. The transfer fee is deducted from the amount transferred on the date of the transfer.

5.    PURCHASES AND SALES OF INVESTMENTS

      The aggregate cost of daily net purchases and proceeds from daily net sales of investments for the periods in the year ended December 31, 2006 were as follows:


                                                        PURCHASES         SALES
                                                       ------------    ------------
           ALGER

           American Growth                             $     60,462    $  4,153,000
           American Small Capitalization                    470,972       3,013,850

           FEDERATED

           Prime Money Fund II                            5,353,672       7,845,218
           Fund for U.S. Government Securities II           214,519       3,939,924

           FIDELITY

           VIP Asset Manager                                     --          88,899
           VIP Asset Manager: Growth                         67,086       2,966,541
           VIP Asset Manager: Growth SVC CL 2                 1,361           2,605
           VIP Contrafund                                   306,923       7,719,542
           VIP Contrafund SVC CL 2                           68,588          51,876
           VIP Equity Income                                195,309       6,483,728
           VIP Equity Income SVC CL 2                        71,813          37,898
           VIP Growth                                            --          78,962
           VIP Index 500                                    160,666       9,161,620
           VIP Index 500 SVC CL 2                            25,930         324,887
           VIP Mid Cap                                      593,579         738,218

           MFS

           Core Equity Series                                56,781       3,645,057
           Core Equity Series SC                             27,040         173,477
           Emerging Growth Series                            75,985       3,224,917
           Emerging Growth Series SC                             --          36,495
           High Income Series                               353,542       1,862,702
           High Income Series SC                             24,310          19,365
           Research Series                                   17,261       2,691,854
           Research Series SC                                    --             956
           Strategic Income Series                          168,104       1,023,510
           Strategic Income Series SC                           257           4,562

           PIONEER

           Equity Income VCT                                834,652         943,989
           Fund VCT                                         234,024         456,898
           Growth Shares VCT                                 33,897         112,427
           Mid Cap Value VCT                                222,391       4,309,829
           Mid Cap Value VCT II                              58,985         252,362
           Real Estate Shares VCT                           622,840       2,388,667
           Real Estate Shares VCT II                         38,618          38,139
           Small Cap Value VCT                              152,146         322,952

           DWS SCUDDER

           Bond                                                  --          10,220
           Global Opportunities                             324,829       1,212,052
           Growth and Income                                 17,611         926,528
           International                                    194,701       2,712,242
           International B                                   47,611           9,207
           Money Market                                      89,187          82,680
           Small Cap Index VIP                              223,715         576,632

           T. ROWE PRICE

           Equity Income                                    319,388      11,076,433
           International Stock                              121,486       5,870,580
           Limited-Term Bond                                260,933       4,864,393
           New America Growth                               190,502       1,998,588
           Personal Strategy Balanced                       356,655       4,790,678

           VAN KAMPEN

           UIF Emerging Markets Equity                    1,108,946       1,672,163
           UIF Core Plus Fixed Income                       666,804       5,221,800
           UIF Technology                                        --          63,351


6.    ADMINISTRATION OF THE SEPARATE ACCOUNT

      During 2004, United entered into an administrative services agreement with Security Benefit Life Insurance Company ("Security Benefit") to perform administrative functions on behalf of United with respect to the policies comprising the Separate Account. Security Benefit has performed and continues to perform the administrative services with respect to the Separate Account.

7.    REINSURANCE ARRANGEMENTS

      Effective December 31, 2003, United agreed to cede to Security Benefit, on a modified coinsurance basis, certain United rights, liabilities and obligations in the Separate Account. The ceding of this business does not discharge United from its primary legal liability to a policyowner.

8.    FINANCIAL HIGHLIGHTS

      A summary of units, unit values, and net assets at December 31 and investment income ratio, expense ratio and total return for the periods ended December 31 follows. Amounts for 2006, 2005, 2004, and 2003 are presented in accordance with the AICPA Statement of Position 03-5, FINANCIAL HIGHLIGHTS OF SEPARATE ACCOUNTS: AN AMENDMENT TO THE AUDIT AND ACCOUNTING GUIDE OF INVESTMENT COMPANIES. Amounts related to 2002 have not been restated.


                                                                                 At December 31
                                                              -----------------------------------------------------
                                                                                  Unit Value
                                                                Units          lowest to highest        Net Assets
                                                              ----------     ---------------------     ------------
ALGER

American Growth - 2006                                           602,655     $ 9.05   to   $ 23.38     $ 13,451,332
American Growth - 2005                                           780,148       8.78   to     22.66       16,891,888
American Growth - 2004                                         1,057,763       7.97   to     20.51       20,920,149
American Growth - 2003                                         1,457,642      10.20   to     20.36       27,635,588
American Growth - 2002                                         2,193,209       5.84   to     15.25       30,906,104

American Small Capitalization - 2006                             512,580      12.72   to     22.40        8,912,060
American Small Capitalization - 2005                             660,912      10.70   to     18.85        9,727,615
American Small Capitalization - 2004                             936,191       9.29   to     16.40       11,928,529
American Small Capitalization - 2003                           1,264,631       8.09   to     11.38       14,055,186
American Small Capitalization - 2002                           1,563,073       5.20   to      8.09       12,380,518

FEDERATED

Prime Money Fund II - 2006                                     5,861,880       1.01   to      1.29        7,486,674
Prime Money Fund II - 2005                                     7,797,943       0.98   to      1.24        9,589,056
Prime Money Fund II - 2004                                     9,298,498       0.98   to      1.23       11,354,685
Prime Money Fund II - 2003                                    13,646,684       1.00   to      1.26       16,777,977
Prime Money Fund II - 2002                                    30,525,370       1.01   to      1.26       37,485,795

Fund for U.S. Government Securities II - 2006                    611,666      11.57   to     16.27        9,697,911
Fund for U.S. Government Securities II - 2005                    849,271      11.31   to     15.80       13,003,608
Fund for U.S. Government Securities II - 2004                  1,148,440      11.28   to     15.69       17,495,340
Fund for U.S. Government Securities II - 2003                  1,532,099      12.47   to     15.41       22,962,863
Fund for U.S. Government Securities II - 2002                  1,950,439      10.92   to     15.23       29,347,252

FIDELITY

VIP Asset Manager - 2006                                           2,837      19.77   to     19.77           56,091
VIP Asset Manager - 2005                                           7,480      18.68   to     18.68          139,738
VIP Asset Manager - 2004                                           7,486      18.21   to     18.21          136,323
VIP Asset Manager - 2003                                           9,371      17.51   to     17.51          164,104
VIP Asset Manager - 2002                                           9,881      15.05   to     15.05          148,746

VIP Asset Manager: Growth - 2006                                 532,663      11.20   to     19.77       10,522,072
VIP Asset Manager: Growth - 2005                                 679,345      10.64   to     18.68       12,672,301
VIP Asset Manager: Growth - 2004                                 883,081      10.41   to     18.21       16,032,840
VIP Asset Manager: Growth - 2003                               1,197,977       9.98   to     17.57       20,720,685
VIP Asset Manager: Growth - 2002                               1,566,693       7.83   to     14.41       22,250,294

VIP Asset Manager: Growth SVC CL 2 - 2006                          7,981      10.62   to     13.72           85,430
VIP Asset Manager: Growth SVC CL 2 - 2005                          7,969      10.11   to     13.07           81,220
VIP Asset Manager: Growth SVC CL 2 - 2004                          7,755       9.92   to     12.83           77,558
VIP Asset Manager: Growth SVC CL 2 - 2003                          7,946       9.64   to     12.37           76,454
VIP Asset Manager: Growth SVC CL 2 - 2002                          1,863       7.93   to      7.93           15,090

                                                                            For the periods ended December 31
                                                              --------------------------------------------------------------
                                                              Investment
                                                                Income           Expense Ratio             Total Return
                                                                Ratio*        lowest to highest**      lowest to highest***
                                                              ----------     ---------------------     ---------------------
ALGER

American Growth - 2006                                              0.12%    1.20% to   2.20%            3.14% to       3.71%
American Growth - 2005                                              0.24%    1.20% to   2.20%           10.10% to      10.46%
American Growth - 2004                                              0.00%    1.20% to   2.20%            0.74% to       3.87%
American Growth - 2003                                              0.00%    1.20% to   2.20%           32.99% to      33.51%
American Growth - 2002                                              0.04%    1.20% to   1.60% (A)      -34.05% to     -33.40%

American Small Capitalization - 2006                                0.00%    1.20% to   2.20%           18.21% to      18.90%
American Small Capitalization - 2005                                0.00%    1.20% to   2.20%           14.96% to      15.65%
American Small Capitalization - 2004                                0.00%    1.20% to   2.20%           12.62% to      14.85%
American Small Capitalization - 2003                                0.00%    1.20% to   2.20%           39.97% to      40.67%
American Small Capitalization - 2002                                0.00%    1.20% to   1.60% (A)      -27.48% to     -26.67%

FEDERATED

Prime Money Fund II - 2006                                          4.56%    1.20% to   2.20%            2.58% to       4.40%
Prime Money Fund II - 2005                                          1.83%    1.20% to   2.20%            0.64% to       1.06%
Prime Money Fund II - 2004                                          0.78%    1.20% to   2.20%           -2.44% to      -1.21%
Prime Money Fund II - 2003                                          0.72%    1.20% to   2.20%           -0.90% to       0.00%
Prime Money Fund II - 2002                                          1.36%    1.20% to   1.60% (A)        0.00% to       0.00%

Fund for U.S. Government Securities II - 2006                       4.44%    1.20% to   2.20%            2.27% to       2.92%
Fund for U.S. Government Securities II - 2005                       6.16%    1.20% to   2.20%            0.31% to       0.74%
Fund for U.S. Government Securities II - 2004                       4.88%    1.20% to   2.20%            0.44% to       1.91%
Fund for U.S. Government Securities II - 2003                       3.95%    1.20% to   2.20%            0.81% to       1.18%
Fund for U.S. Government Securities II - 2002                       3.62%    1.20% to   1.60% (A)        7.29% to       8.33%

FIDELITY

VIP Asset Manager - 2006                                            3.30%    1.40% to   1.40%            5.82% to       5.82%
VIP Asset Manager - 2005                                            2.63%    1.40% to   1.40%            2.59% to       2.59%
VIP Asset Manager - 2004                                            3.02%    1.40% to   1.40%            4.00% to       4.00%
VIP Asset Manager - 2003                                            3.66%    1.40% to   1.40%           16.35% to      16.35%
VIP Asset Manager - 2002                                            4.94%    1.40% to   1.60% (A)      -10.04% to     -10.04%

VIP Asset Manager: Growth - 2006                                    2.14%    1.20% to   1.60%            5.28% to       5.86%
VIP Asset Manager: Growth - 2005                                    2.55%    1.20% to   1.60%            2.24% to       2.59%
VIP Asset Manager: Growth - 2004                                    2.55%    1.20% to   1.60%            3.63% to       4.29%
VIP Asset Manager: Growth - 2003                                    3.21%    1.20% to   1.60%           21.41% to      21.93%
VIP Asset Manager: Growth - 2002                                    3.17%    1.20% to   1.60%          -16.89% to     -16.56%

VIP Asset Manager: Growth SVC CL 2 - 2006                           1.73%    1.25% to   2.20%            4.97% to       5.02%
VIP Asset Manager: Growth SVC CL 2 - 2005                           0.71%    1.25% to   2.20%            1.86% to       1.95%
VIP Asset Manager: Growth SVC CL 2 - 2004                           2.19%    1.25% to   2.20%            2.88% to       3.72%
VIP Asset Manager: Growth SVC CL 2 - 2003                           1.09%    1.25% to   2.20%           21.56% to      23.82%
VIP Asset Manager: Growth SVC CL 2 - 2002                           2.33%    1.25% to   1.50% (A)      -16.96% to     -16.96%



                                                                                 At December 31
                                                              -----------------------------------------------------
                                                                                  Unit Value
                                                                Units          lowest to highest        Net Assets
                                                              ----------     ---------------------     ------------
FIDELITY (CONT'D)

VIP Contrafund - 2006                                            724,932     $18.23   to   $ 34.46     $ 24,900,274
VIP Contrafund - 2005                                            933,072      16.59   to     31.59     $ 29,377,456
VIP Contrafund - 2004                                          1,243,316      14.41   to     27.30       33,777,624
VIP Contrafund - 2003                                          1,603,952      12.68   to     24.74       38,361,742
VIP Contrafund - 2002                                          2,042,813       9.77   to     19.49       38,451,770

VIP Contrafund SVC CL 2 - 2006                                    30,818      14.91   to     17.32          463,364
VIP Contrafund SVC CL 2 - 2005                                    29,094      13.61   to     15.80          399,123
VIP Contrafund SVC CL 2 - 2004                                    25,927      11.87   to     13.77          309,880
VIP Contrafund SVC CL 2 - 2003                                    32,389      10.67   to     12.18          347,171
VIP Contrafund SVC CL 2 - 2002                                     8,196       8.43   to      8.43           69,139

VIP Equity Income - 2006                                         817,955      16.25   to     27.24       22,135,306
VIP Equity Income - 2005                                       1,063,443      13.74   to     22.99       24,301,823
VIP Equity Income - 2004                                       1,435,349      13.19   to     21.96       31,343,688
VIP Equity Income - 2003                                       1,872,380      12.01   to     20.41       37,183,735
VIP Equity Income - 2002                                       2,427,701       8.42   to     15.85       37,380,033

VIP Equity Income SVC CL 2 -2006                                  35,653      12.86   to     17.49          462,497
VIP Equity Income SVC CL 2 -2005                                  32,179      10.91   to     14.82          353,987
VIP Equity Income SVC CL 2 -2004                                  32,271      10.52   to     14.28          342,156
VIP Equity Income SVC CL 2 -2003                                  33,877       9.75   to     13.07          331,873
VIP Equity Income SVC CL 2 -2002                                  19,421       7.59   to      7.59          147,743

VIP Growth - 2006                                                  3,750      25.72   to     25.72           96,469
VIP Growth - 2005                                                  6,892      24.42   to     24.42          168,268
VIP Growth - 2004                                                  9,228      23.40   to     23.40          215,980
VIP Growth - 2003                                                 10,125      22.96   to     22.96          232,494
VIP Growth - 2002                                                 13,723      17.53   to     17.53          240,549

VIP Index 500 - 2006                                           1,533,024      13.10   to     31.61       26,360,180
VIP Index 500 - 2005                                           2,076,657      11.50   to     27.70       31,366,148
VIP Index 500 - 2004                                           2,691,010      11.15   to     26.80       39,090,326
VIP Index 500 - 2003                                           3,312,691      10.24   to     13.93       44,147,881
VIP Index 500 - 2002                                           3,828,823       7.70   to     19.41       40,273,178

VIP Index 500 SVC CL 2 - 2006                                    170,627      11.00   to     15.98        1,879,799
VIP Index 500 SVC CL 2 - 2005                                    196,534       9.71   to     13.98        1,909,744
VIP Index 500 SVC CL 2 - 2004                                    212,935       9.45   to     13.60        2,013,813
VIP Index 500 SVC CL 2 - 2003                                    242,414       8.85   to     12.55        2,145,644
VIP Index 500 SVC CL 2 - 2002                                    139,316       7.00   to      7.00          975,312

VIP Mid Cap - 2006                                                89,932      21.97   to     22.48        2,012,645
VIP Mid Cap - 2005                                                95,423      19.89   to     20.18        1,924,531
VIP Mid Cap - 2004                                                87,509      17.14   to     17.42        1,513,904
VIP Mid Cap - 2003 (Commenced May 1, 2003)                        47,240      14.01   to     14.05          663,826

MFS

Core Equity Series - 2006                                        739,625      12.95   to     17.11       12,614,768
Core Equity Series - 2005                                        956,789      11.55   to     15.24       14,532,367
Core Equity Series - 2004                                      1,262,289      11.54   to     15.20       19,132,794
Core Equity Series - 2003                                      1,476,949      10.42   to     14.23       20,238,898
Core Equity Series - 2002                                      1,278,044       7.50   to     11.31       13,980,216

Core Equity Series SC - 2006                                      94,550       8.69   to      8.69          821,848
Core Equity Series SC - 2005                                     110,651       7.80   to      7.80          863,003
Core Equity Series SC - 2004                                     127,036       7.83   to      7.83          994,363
Core Equity Series SC - 2003                                     124,866       7.22   to      7.22          901,675
Core Equity Series SC - 2002                                      20,775       5.76   to      5.76          119,816

                                                                            For the periods ended December 31
                                                              --------------------------------------------------------------
                                                              Investment
                                                                Income           Expense Ratio             Total Return
                                                                Ratio*        lowest to highest**      lowest to highest***
                                                              ----------     ---------------------     ---------------------
FIDELITY (CONT'D)

VIP Contrafund - 2006                                               1.25%    1.20% to   1.60%            9.09% to       9.94%
VIP Contrafund - 2005                                               0.32%    1.20% to   1.60%           15.08% to      15.72%
VIP Contrafund - 2004                                               0.37%    1.20% to   1.60%           10.33% to      13.66%
VIP Contrafund - 2003                                               0.51%    1.20% to   1.60%           26.42% to      26.94%
VIP Contrafund - 2002                                               0.90%    1.20% to   1.60%          -10.84% to     -10.43%

VIP Contrafund SVC CL 2 - 2006                                      0.99%    1.25% to   2.20%            9.57% to       9.60%
VIP Contrafund SVC CL 2 - 2005                                      0.12%    1.25% to   2.20%           14.66% to      14.73%
VIP Contrafund SVC CL 2 - 2004                                      0.23%    1.25% to   2.20%           11.26% to      13.07%
VIP Contrafund SVC CL 2 - 2003                                      0.13%    1.25% to   2.20%           26.57% to      31.82%
VIP Contrafund SVC CL 2 - 2002                                      0.06%    1.25% to   1.25% (A)      -10.70% to     -10.70%

VIP Equity Income - 2006                                            3.24%    1.20% to   1.60%           18.28% to      18.48%
VIP Equity Income - 2005                                            1.81%    1.20% to   1.60%            4.18% to       4.68%
VIP Equity Income - 2004                                            1.68%    1.20% to   1.60%            7.60% to       9.79%
VIP Equity Income - 2003                                            1.98%    1.20% to   1.60%           28.18% to      28.77%
VIP Equity Income - 2002                                            1.92%    1.20% to   1.60%          -18.24% to     -17.92%

VIP Equity Income SVC CL 2 -2006                                    2.90%    1.25% to   2.20%           17.89% to      17.96%
VIP Equity Income SVC CL 2 -2005                                    1.44%    1.25% to   2.20%            3.75% to       3.84%
VIP Equity Income SVC CL 2 -2004                                    1.45%    1.25% to   2.20%            7.85% to       9.23%
VIP Equity Income SVC CL 2 -2003                                    1.15%    1.25% to   2.20%           26.77% to      28.46%
VIP Equity Income SVC CL 2 -2002                                    0.60%    1.25% to   1.50% (A)      -18.21% to     -18.21%

VIP Growth - 2006                                                   0.49%    1.40% to   1.40%            5.36% to       5.36%
VIP Growth - 2005                                                   0.55%    1.40% to   1.40%            4.32% to       4.32%
VIP Growth - 2004                                                   0.27%    1.40% to   1.40%            1.93% to       1.93%
VIP Growth - 2003                                                   0.31%    1.40% to   1.40%           30.98% to      30.98%
VIP Growth - 2002                                                   0.34%    1.40% to   1.40%          -31.07% to     -31.07%

VIP Index 500 - 2006                                                1.86%    1.20% to   1.60%           13.80% to      14.12%
VIP Index 500 - 2005                                                1.92%    1.20% to   1.60%            3.17% to       3.98%
VIP Index 500 - 2004                                                1.39%    1.20% to   1.60%            4.37% to       9.04%
VIP Index 500 - 2003                                                1.56%    1.20% to   1.60%           26.42% to      26.87%
VIP Index 500 - 2002                                                1.33%    1.20% to   1.60%          -23.51% to     -23.16%

VIP Index 500 SVC CL 2 - 2006                                       1.55%    1.25% to   2.20%           13.34% to      14.26%
VIP Index 500 SVC CL 2 - 2005                                       1.75%    1.25% to   2.20%            2.71% to       2.84%
VIP Index 500 SVC CL 2 - 2004                                       1.23%    1.25% to   2.20%            6.80% to       8.33%
VIP Index 500 SVC CL 2 - 2003                                       0.95%    1.25% to   2.20%           17.51% to      26.43%
VIP Index 500 SVC CL 2 - 2002                                       0.22%    1.25% to   1.50% (A)      -23.41% to     -23.41%

VIP Mid Cap - 2006                                                  0.18%    1.20% to   2.20%           10.48% to      11.74%
VIP Mid Cap - 2005                                                  0.00%    1.20% to   2.20%           15.51% to      16.60%
VIP Mid Cap - 2004                                                  0.00%    1.20% to   2.20%           22.00% to      24.31%
VIP Mid Cap - 2003 (Commenced May 1, 2003)                          0.00%    1.20% to   2.20%            5.90% to      36.28%

MFS

Core Equity Series - 2006                                           0.45%    1.20% to   1.60%           12.12% to      12.26%
Core Equity Series - 2005                                           0.79%    1.20% to   1.60%            0.12% to       0.25%
Core Equity Series - 2004                                           0.37%    1.20% to   1.60%            6.84% to      10.71%
Core Equity Series - 2003                                           0.20%    1.20% to   1.60%           25.39% to      25.82%
Core Equity Series - 2002                                           0.06%    1.20% to   1.60%          -30.81% to     -30.53%

Core Equity Series SC - 2006                                        0.17%    1.25% to   2.20%           11.45% to      11.45%
Core Equity Series SC - 2005                                        0.55%    1.25% to   2.20%           -0.36% to      -0.36%
Core Equity Series SC - 2004                                        0.20%    1.25% to   2.20%            8.41% to       8.41%
Core Equity Series SC - 2003                                        0.00%    1.25% to   2.20%           25.35% to      25.35%
Core Equity Series SC - 2002                                        0.00%    1.25% to   1.25% (A)      -30.69% to     -30.69%



                                                                                 At December 31
                                                              -----------------------------------------------------
                                                                                  Unit Value
                                                                Units          lowest to highest        Net Assets
                                                              ----------     ---------------------     ------------
MFS (CONT'D)

Emerging Growth Series - 2006                                    562,815     $11.32   to   $ 20.79     $ 11,667,590
Emerging Growth Series - 2005                                    714,056      10.67   to     19.52       13,891,159
Emerging Growth Series - 2004                                    986,404       9.93   to     18.10       17,811,466
Emerging Growth Series - 2003                                  1,293,464       8.93   to     16.52       20,922,864
Emerging Growth Series - 2002                                  1,665,671       6.54   to     12.84       20,912,066

Emerging Growth Series SC - 2006                                   5,880       8.68   to      8.68           51,025
Emerging Growth Series SC - 2005                                   9,906       8.26   to      8.26           81,867
Emerging Growth Series SC - 2004                                   9,672       7.71   to      7.71           74,551
Emerging Growth Series SC - 2003                                  11,197       7.01   to      7.01           78,007
Emerging Growth Series SC - 2002                                  11,162       5.46   to      5.46           61,156

High Income Series - 2006                                        313,654      12.65   to     17.27        5,406,908
High Income Series - 2005                                        402,868      11.65   to     15.85        6,361,386
High Income Series - 2004                                        547,553      11.59   to     15.70        8,567,593
High Income Series - 2003                                        757,423      10.79   to     14.76       10,949,811
High Income Series - 2002                                        946,595       9.25   to     12.67       11,835,774

High Income Series SC - 2006                                      15,724      12.99   to     14.24          204,267
High Income Series SC - 2005                                      15,031      12.02   to     13.08          180,782
High Income Series SC - 2004                                      15,832      12.00   to     13.03          189,989
High Income Series SC - 2003                                      16,108      11.35   to     12.20          182,690
High Income Series SC - 2002                                      11,698       9.77   to      9.77          114,381

Research Series - 2006                                           415,713      11.96   to     20.79        8,627,171
Research Series - 2005                                           547,363      11.00   to     19.05       10,411,964
Research Series - 2004                                           741,702      10.37   to     17.85       13,218,142
Research Series - 2003                                         1,011,166       9.10   to     15.84       15,745,629
Research Series - 2002                                         1,347,939       6.84   to     12.85       17,037,145

Research Series SC - 2006                                          3,377      10.17   to     10.17           34,336
Research Series SC - 2005                                          3,413       9.39   to      9.39           32,061
Research Series SC - 2004                                          3,425       8.89   to      8.89           30,445
Research Series SC - 2003                                          3,629       7.94   to      7.94           28,318
Research Series SC - 2002                                          2,599       6.46   to      6.46           17,000

Strategic Income Series - 2006                                   281,389      13.95   to     14.92        4,197,467
Strategic Income Series - 2005                                   337,238      13.29   to     14.15        4,771,348
Strategic Income Series - 2004                                   412,690      13.25   to     14.06        5,800,358
Strategic Income Series - 2003                                   541,764      12.50   to     13.23        7,157,350
Strategic Income Series - 2002                                   730,253      11.45   to     12.13        8,846,493

Strategic Income Series SC - 2006                                 10,814      12.58   to     13.03          140,771
Strategic Income Series SC - 2005                                 10,959      11.95   to     12.47          136,518
Strategic Income Series SC - 2004                                 11,469      11.95   to     12.49          143,122
Strategic Income Series SC - 2003                                 12,780      11.32   to     11.99          152,990
Strategic Income Series SC - 2002                                  7,893      11.03   to     11.03           87,080

PIONEER

Equity Income VCT - 2006                                         178,231      13.20   to     15.22        2,678,269
Equity Income VCT - 2005                                         184,979      10.99   to     12.61        2,304,028
Equity Income VCT - 2004                                         219,273      10.60   to     12.10        2,627,522
Equity Income VCT - 2003                                         292,585      10.41   to     10.56        3,067,147
Equity Income VCT - 2002                                         397,814       7.78   to      8.74        3,468,031

                                                                            For the periods ended December 31
                                                              --------------------------------------------------------------
                                                              Investment
                                                                Income           Expense Ratio             Total Return
                                                                Ratio*        lowest to highest**      lowest to highest***
                                                              ----------     ---------------------     ---------------------
MFS (CONT'D)

Emerging Growth Series - 2006                                       0.00%    1.20% to   1.60%            6.17% to       6.51%
Emerging Growth Series - 2005                                       0.00%    1.20% to   1.60%            7.45% to       7.82%
Emerging Growth Series - 2004                                       0.00%    1.20% to   1.60%            9.58% to      11.16%
Emerging Growth Series - 2003                                       0.00%    1.20% to   1.60%           28.12% to      28.66%
Emerging Growth Series - 2002                                       0.00%    1.20% to   1.60%          -34.80% to     -34.52%

Emerging Growth Series SC - 2006                                    0.00%    1.25% to   2.20%            5.01% to       5.01%
Emerging Growth Series SC - 2005                                    0.00%    1.25% to   2.20%            7.22% to       7.22%
Emerging Growth Series SC - 2004                                    0.00%    1.25% to   2.20%            9.95% to       9.95%
Emerging Growth Series SC - 2003                                    0.00%    1.25% to   2.20%           28.39% to      28.39%
Emerging Growth Series SC - 2002                                    0.00%    1.25% to   1.25% (A)      -34.69% to     -34.69%

High Income Series - 2006                                           7.87%    1.20% to   1.60%            8.62% to       8.97%
High Income Series - 2005                                           6.65%    1.20% to   1.60%            0.53% to       0.96%
High Income Series - 2004                                           4.64%    1.20% to   1.60%            6.38% to       7.41%
High Income Series - 2003                                           4.93%    1.20% to   1.60%           16.02% to      16.50%
High Income Series - 2002                                           8.69%    1.20% to   1.60%            0.98% to       1.36%

High Income Series SC - 2006                                        6.83%    1.25% to   2.20%            8.01% to       8.87%
High Income Series SC - 2005                                        6.60%    1.25% to   2.20%            0.22% to       0.37%
High Income Series SC - 2004                                        4.49%    1.25% to   2.20%            5.70% to       6.81%
High Income Series SC - 2003                                        3.82%    1.25% to   2.20%            8.25% to      16.17%
High Income Series SC - 2002                                        4.36%    1.25% to   1.50% (A)        1.03% to       1.03%

Research Series - 2006                                              0.51%    1.20% to   1.60%            8.72% to       9.12%
Research Series - 2005                                              0.50%    1.20% to   1.60%            6.08% to       6.72%
Research Series - 2004                                              1.10%    1.20% to   1.60%           12.68% to      13.93%
Research Series - 2003                                              0.70%    1.20% to   1.60%           22.81% to      23.27%
Research Series - 2002                                              0.28%    1.20% to   1.60%          -25.75% to     -25.46%

Research Series SC - 2006                                           0.31%    1.25% to   2.20%            8.25% to       8.25%
Research Series SC - 2005                                           0.30%    1.25% to   2.20%            5.67% to       5.67%
Research Series SC - 2004                                           0.89%    1.25% to   2.20%           11.95% to      11.95%
Research Series SC - 2003                                           0.35%    1.25% to   2.20%           22.91% to      22.91%
Research Series SC - 2002                                           0.03%    1.25% to   1.25% (A)      -25.66% to     -25.66%

Strategic Income Series - 2006                                      5.39%    1.20% to   1.60%            4.97% to       5.42%
Strategic Income Series - 2005                                      7.04%    1.20% to   1.60%            0.26% to       0.67%
Strategic Income Series - 2004                                      5.42%    1.20% to   1.60%            6.02% to       6.26%
Strategic Income Series - 2003                                      5.53%    1.20% to   1.60%            8.60% to       9.07%
Strategic Income Series - 2002                                      4.25%    1.20% to   1.60%            6.67% to       7.06%

Strategic Income Series SC - 2006                                   5.00%    1.25% to   2.20%            4.48% to       5.30%
Strategic Income Series SC - 2005                                   6.74%    1.25% to   2.20%           -0.16% to      -0.05%
Strategic Income Series SC - 2004                                   4.97%    1.25% to   2.20%            4.14% to       5.58%
Strategic Income Series SC - 2003                                   4.43%    1.25% to   2.20%            8.02% to       8.70%
Strategic Income Series SC - 2002                                   3.14%    1.25% to   1.50% (A)        6.88% to       6.88%

PIONEER

Equity Income VCT - 2006                                            2.27%    1.20% to   2.20%           20.06% to      20.66%
Equity Income VCT - 2005                                            2.05%    1.20% to   2.20%            3.75% to       4.25%
Equity Income VCT - 2004                                            1.99%    1.20% to   2.20%           12.73% to      14.57%
Equity Income VCT - 2003                                            1.97%    1.20% to   2.20%           20.35% to      20.82%
Equity Income VCT - 2002                                            1.97%    1.20% to   1.60% (A)      -17.38% to     -16.57%



                                                                                 At December 31
                                                              -----------------------------------------------------
                                                                                  Unit Value
                                                                Units          lowest to highest        Net Assets
                                                              ----------     ---------------------     ------------
PIONEER (CONT'D)

Fund VCT - 2006                                                  128,203     $10.95   to   $ 11.28     $  1,406,366
Fund VCT - 2005                                                  147,101       9.53   to      9.86        1,405,129
Fund VCT - 2004                                                  182,082       8.97   to      9.46        1,661,963
Fund VCT - 2003                                                  251,666       8.22   to      8.34        2,099,740
Fund VCT - 2002                                                  401,690       6.77   to      8.31        2,747,464

Growth Shares VCT - 2006                                          19,097       6.75   to      7.61          131,452
Growth Shares VCT - 2005                                          30,980       6.27   to      7.11          196,532
Growth Shares VCT - 2004                                          50,310       6.04   to      7.02          311,459
Growth Shares VCT - 2003                                          63,828       5.77   to      5.86          375,754
Growth Shares VCT - 2002                                          43,450       4.70   to      6.61          208,728

Mid Cap Value VCT - 2006                                         556,274      21.17   to     25.50       14,158,004
Mid Cap Value VCT - 2005                                         722,588      19.10   to     22.86       16,492,997
Mid Cap Value VCT - 2004                                         946,679      17.99   to     21.47       20,295,444
Mid Cap Value VCT - 2003                                       1,201,248      14.96   to     18.21       21,405,058
Mid Cap Value VCT - 2002                                       1,338,967       9.93   to     13.41       17,600,174

Mid Cap Value VCT II - 2006                                       97,112      15.88   to     19.59        1,541,868
Mid Cap Value VCT II - 2005                                      108,105      14.40   to     17.63        1,556,737
Mid Cap Value VCT II - 2004                                      122,636      13.62   to     16.65        1,669,856
Mid Cap Value VCT II - 2003                                      149,172      11.56   to     13.93        1,723,891
Mid Cap Value VCT II - 2002                                       93,109       8.54   to      8.54          795,365

Real Estate Shares VCT - 2006                                    214,446      32.42   to     34.68        7,433,559
Real Estate Shares VCT - 2005                                    268,390      24.03   to     25.71        6,897,419
Real Estate Shares VCT - 2004                                    339,243      21.18   to     22.68        7,690,844
Real Estate Shares VCT - 2003                                    400,646      15.83   to     17.09        6,775,561
Real Estate Shares VCT - 2002                                    602,621      10.59   to     12.83        7,628,527

Real Estate Shares VCT II - 2006                                  20,950      27.81   to     28.13          582,737
Real Estate Shares VCT II - 2005                                  20,698      20.72   to     20.95          428,832
Real Estate Shares VCT II - 2004                                  22,058      18.34   to     18.55          404,629
Real Estate Shares VCT II - 2003                                  23,191      13.95   to     13.95          323,455
Real Estate Shares VCT II - 2002                                  21,605      10.50   to     10.50          226,922

Small Cap Value VCT - 2006                                        25,016      19.51   to     19.90          495,844
Small Cap Value VCT - 2005                                        34,180      17.39   to     17.65          601,916
Small Cap Value VCT - 2004                                        41,082      15.93   to     16.08          659,749
Small Cap Value VCT - 2003 (Commenced May 1, 2003)                21,881      13.54   to     13.58          297,055

DWS SCUDDER

Bond - 2006                                                        1,209      17.66   to     17.66           21,344
Bond - 2005                                                        1,785      17.10   to     17.10           30,521
Bond - 2004                                                        2,022      16.90   to     16.90           34,165
Bond - 2003                                                        2,383      16.27   to     16.27           38,771
Bond - 2002                                                        2,411      15.70   to     15.70           37,860

Global Opportunities -2006                                       157,048      16.25   to     28.88        4,422,660
Global Opportunities -2005                                       188,634      13.55   to     24.15        4,433,223
Global Opportunities -2004                                       222,744      11.66   to     20.85        4,528,440
Global Opportunities -2003                                       302,467       9.63   to     17.34        5,096,464
Global Opportunities -2002                                       333,033       6.58   to     11.80        3,849,033

Growth and Income - 2006                                         266,333      10.74   to     13.41        3,519,225
Growth and Income - 2005                                         335,858       9.64   to     11.99        3,982,396
Growth and Income - 2004                                         447,734       9.28   to     11.47        5,093,911
Growth and Income - 2003                                         570,837       8.70   to     10.71        6,006,653
Growth and Income - 2002                                         676,632       6.16   to      8.57        5,721,172

                                                                            For the periods ended December 31
                                                              --------------------------------------------------------------
                                                              Investment
                                                                Income          Expense Ratio              Total Return
                                                                Ratio*       lowest to highest**       lowest to highest***
                                                              ----------     --------------------      ---------------------
PIONEER (CONT'D)

Fund VCT - 2006                                                     1.12%    1.20% to   2.20%           14.36% to      14.86%
Fund VCT - 2005                                                     1.08%    1.20% to   2.20%            4.21% to       4.62%
Fund VCT - 2004                                                     0.89%    1.20% to   2.20%            8.01% to       9.21%
Fund VCT - 2003                                                     0.85%    1.20% to   2.20%           21.42% to      21.93%
Fund VCT - 2002                                                     0.82%    1.20% to   1.60% (A)      -20.54% to     -19.79%

Growth Shares VCT - 2006                                            0.00%    1.20% to   2.20%            6.96% to       7.73%
Growth Shares VCT - 2005                                            0.47%    1.20% to   2.20%            1.24% to       1.96%
Growth Shares VCT - 2004                                            0.00%    1.20% to   2.20%            2.68% to       4.80%
Growth Shares VCT - 2003                                            0.00%    1.20% to   2.20%           22.77% to      23.37%
Growth Shares VCT - 2002                                            0.00%    1.20% to   1.60% (A)      -36.14% to     -35.45%

Mid Cap Value VCT - 2006                                            1.01%    1.20% to   1.60%           10.84% to      11.54%
Mid Cap Value VCT - 2005                                            0.30%    1.20% to   1.60%            6.20% to       6.48%
Mid Cap Value VCT - 2004                                            0.36%    1.20% to   1.60%           17.92% to      20.24%
Mid Cap Value VCT - 2003                                            0.34%    1.20% to   1.60%           35.26% to      35.79%
Mid Cap Value VCT - 2002                                            0.32%    1.20% to   1.60%          -12.64% to     -12.24%

Mid Cap Value VCT II - 2006                                         0.00%    1.25% to   2.20%           10.25% to      11.12%
Mid Cap Value VCT II - 2005                                         0.21%    1.25% to   2.20%            5.75% to       5.87%
Mid Cap Value VCT II - 2004                                         0.27%    1.25% to   2.20%           17.78% to      19.55%
Mid Cap Value VCT II - 2003                                         0.26%    1.25% to   2.20%           26.87% to      35.36%
Mid Cap Value VCT II - 2002                                         0.18%    1.25% to   1.50% (A)      -12.50% to     -12.50%

Real Estate Shares VCT - 2006                                       2.60%    1.20% to   1.60%           34.87% to      34.90%
Real Estate Shares VCT - 2005                                       3.21%    1.20% to   1.60%           13.36% to      13.45%
Real Estate Shares VCT - 2004                                       3.71%    1.20% to   1.60%           32.72% to      33.82%
Real Estate Shares VCT - 2003                                       4.75%    1.20% to   1.60%           32.58% to      33.20%
Real Estate Shares VCT - 2002                                       4.35%    1.20% to   1.60%            0.93% to       1.26%

Real Estate Shares VCT II - 2006                                    2.32%    1.25% to   2.20%           34.24% to      34.25%
Real Estate Shares VCT II - 2005                                    3.05%    1.25% to   2.20%           12.94% to      12.97%
Real Estate Shares VCT II - 2004                                    3.56%    1.25% to   2.20%           31.50% to      32.96%
Real Estate Shares VCT II - 2003                                    4.70%    1.25% to   2.20%           21.20% to      32.86%
Real Estate Shares VCT II - 2002                                    5.02%    1.25% to   1.50% (A)        0.96% to       0.96%

Small Cap Value VCT - 2006                                          0.00%    1.20% to   2.20%           12.17% to      12.71%
Small Cap Value VCT - 2005                                          0.00%    1.20% to   2.20%            9.17% to       9.77%
Small Cap Value VCT - 2004                                          0.00%    1.20% to   2.20%           17.42% to      18.42%
Small Cap Value VCT - 2003 (Commenced May 1, 2003)                  0.00%    1.20% to   2.20%            8.67% to      28.60%

DWS SCUDDER

Bond - 2006                                                         4.12%    1.40% to   1.40%            3.26% to       3.26%
Bond - 2005                                                         3.67%    1.40% to   1.40%            1.17% to       1.17%
Bond - 2004                                                         3.82%    1.40% to   1.40%            3.88% to       3.88%
Bond - 2003                                                         4.01%    1.40% to   1.40%            3.63% to       3.63%
Bond - 2002                                                         4.75%    1.40% to   1.40%            6.15% to       6.15%

Global Opportunities -2006                                          0.95%    1.20% to   2.20%           19.60% to      19.94%
Global Opportunities -2005                                          0.40%    1.20% to   2.20%           15.80% to      16.18%
Global Opportunities -2004                                          0.00%    1.20% to   2.20%           19.41% to      21.11%
Global Opportunities -2003                                          0.00%    1.20% to   2.20%           46.35% to      46.95%
Global Opportunities -2002                                          0.00%    1.20% to   1.60% (A)      -21.34% to     -20.50%

Growth and Income - 2006                                            0.61%    1.20% to   2.20%           11.35% to      11.79%
Growth and Income - 2005                                            1.02%    1.20% to   2.20%            3.93% to       4.54%
Growth and Income - 2004                                            0.52%    1.20% to   2.20%            6.62% to       8.00%
Growth and Income - 2003                                            0.85%    1.20% to   2.20%           24.46% to      24.97%
Growth and Income - 2002                                            0.71%    1.20% to   1.60% (A)      -24.60% to     -23.94%



                                                                                 At December 31
                                                              -----------------------------------------------------
                                                                                  Unit Value
                                                                Units          lowest to highest        Net Assets
                                                              ----------     ---------------------     ------------
DWS SCUDDER (CONT'D)

International - 2006                                             436,239     $13.57   to   $ 20.30     $  8,838,563
International - 2005                                             573,530      10.95   to     16.28        9,316,313
International - 2004                                             796,972       9.58   to     14.21       11,307,919
International - 2003                                           1,052,902       8.35   to     12.50       12,983,747
International - 2002                                           1,423,083       6.40   to      9.91       13,899,718

International B - 2006                                            12,246      13.14   to     13.14          160,882
International B - 2005                                             8,735      10.64   to     10.64           92,984
International B - 2004                                            10,295       9.36   to      9.36           96,354
International B - 2003                                            13,130       8.34   to      8.34          109,068
International B - 2002                                             4,329       6.62   to      6.62           28,805

Money Market - 2006                                               56,114       1.36   to      1.36           75,975
Money Market - 2005                                               50,536       1.32   to      1.32           66,490
Money Market - 2004                                               50,546       1.30   to      1.30           65,665
Money Market - 2003                                               50,767       1.31   to      1.31           66,285
Money Market - 2002                                               10,681       1.31   to      1.31           14,028

VIT EAFE(R) Equity Index Fund - 2005 (liquidated July                 --         --   to        --               --
25, 2005)
VIT EAFE(R) Equity Index Fund - 2004                             129,532       7.68   to     15.23        1,024,685
VIT EAFE(R) Equity Index Fund - 2003                             191,923       6.56   to      6.66        1,286,796
VIT EAFE(R) Equity Index Fund - 2002                             348,775       5.00   to      7.89        1,777,463

Small Cap Index VIP - 2006                                       111,692      14.55   to     20.85        1,650,234
Small Cap Index VIP - 2005                                       135,577      12.54   to     18.04        1,726,948
Small Cap Index VIP - 2004                                       192,029      12.19   to     17.60        2,374,914
Small Cap Index VIP - 2003                                       244,925      10.48   to     10.63        2,606,679
Small Cap Index VIP - 2002                                       328,468       7.27   to      8.76        2,417,630

T. ROWE PRICE

Equity Income - 2006                                           1,229,279      13.66   to     36.19       35,027,251
Equity Income - 2005                                           1,618,291      11.69   to     30.85       39,498,439
Equity Income - 2004                                           2,071,571      11.45   to     30.10       49,548,979
Equity Income - 2003                                           2,579,747      13.04   to     23.01       54,728,119
Equity Income - 2002                                           2,898,486       8.30   to     21.47       50,760,785

International Stock - 2006                                     1,164,257      13.35   to     18.14       20,178,594
International Stock - 2005                                     1,516,717      11.39   to     15.44       22,357,880
International Stock - 2004                                     1,973,457       9.97   to     13.50       25,422,482
International Stock - 2003                                     2,489,545       8.90   to     11.95       28,647,533
International Stock - 2002                                     2,842,603       6.50   to      9.35       25,568,237

Limited-Term Bond - 2006                                       1,138,996      11.12   to     15.69       16,575,933
Limited-Term Bond - 2005                                       1,443,588      10.87   to     15.28       20,460,455
Limited-Term Bond - 2004                                       1,888,903      10.88   to     15.24       26,721,781
Limited-Term Bond - 2003                                       2,325,171      12.42   to     14.63       33,084,127
Limited-Term Bond - 2002                                       2,826,666      10.63   to     14.87       39,317,424

New America Growth - 2006                                        406,945      10.19   to     23.62        8,292,378
New America Growth - 2005                                        493,336       9.64   to     22.31        9,514,387
New America Growth - 2004                                        668,378       9.35   to     21.66       12,383,933
New America Growth - 2003                                        854,332       9.01   to     17.59       14,582,334
New America Growth - 2002                                      1,097,250       6.09   to     14.87       14,073,776

                                                                             For the periods ended December 31
                                                              --------------------------------------------------------------
                                                              Investment
                                                                Income          Expense Ratio              Total Return
                                                                Ratio*       lowest to highest**       lowest to highest***
                                                              ----------     --------------------      ---------------------
DWS SCUDDER (CONT'D)

International - 2006                                                1.89%    1.20% to   1.60%           23.91% to      24.71%
International - 2005                                                1.73%    1.20% to   1.60%           14.23% to      14.55%
International - 2004                                                1.33%    1.20% to   1.60%           13.69% to      14.73%
International - 2003                                                0.83%    1.20% to   1.60%           25.56% to      26.14%
International - 2002                                                0.91%    1.20% to   1.60%          -19.60% to     -19.30%

International B - 2006                                              1.17%    1.25% to   2.20%           23.41% to      23.41%
International B - 2005                                              1.26%    1.25% to   2.20%           13.74% to      13.74%
International B - 2004                                              1.08%    1.25% to   2.20%           12.22% to      12.22%
International B - 2003                                              0.49%    1.25% to   2.20%           25.98% to      25.98%
International B - 2002                                              0.53%    1.25% to   1.25% (A)      -19.66% to     -19.66%

Money Market - 2006                                                 4.18%    1.40% to   1.40%            3.29% to       3.29%
Money Market - 2005                                                 2.68%    1.40% to   1.40%            1.28% to       1.28%
Money Market - 2004                                                 0.90%    1.40% to   1.40%           -0.83% to      -0.83%
Money Market - 2003                                                 0.79%    1.40% to   1.40%            0.00% to       0.00%
Money Market - 2002                                                 1.57%    1.40% to   1.40%            0.00% to       0.00%

VIT EAFE(R) Equity Index Fund - 2005 (liquidated July               3.90%    1.20% to   2.20%              --  to         --
25, 2005)
VIT EAFE(R) Equity Index Fund - 2004                                2.57%    1.20% to   2.20%           15.10% to      17.43%
VIT EAFE(R) Equity Index Fund - 2003                                6.28%    1.20% to   2.20%           31.20% to      31.88%
VIT EAFE(R) Equity Index Fund - 2002                                0.54%    1.20% to   1.60% (A)      -22.84% to     -22.11%

Small Cap Index VIP - 2006                                          0.68%    1.20% to   2.20%           15.25% to      16.04%
Small Cap Index VIP - 2005                                          0.68%    1.20% to   2.20%            2.35% to       2.99%
Small Cap Index VIP - 2004                                          0.44%    1.20% to   2.20%           13.88% to      16.30%
Small Cap Index VIP - 2003                                          0.92%    1.20% to   2.20%           43.96% to      44.63%
Small Cap Index VIP - 2002                                          0.42%    1.20% to   1.60% (A)      -21.83% to     -21.08%

T. ROWE PRICE

Equity Income - 2006                                                1.49%    1.20% to   2.20%           16.86% to      17.54%
Equity Income - 2005                                                1.51%    1.20% to   2.20%            2.10% to       2.74%
Equity Income - 2004                                                1.51%    1.20% to   2.20%            9.06% to      13.30%
Equity Income - 2003                                                1.68%    1.20% to   2.20%           23.48% to      24.04%
Equity Income - 2002                                                1.61%    1.20% to   1.60% (A)      -14.49% to     -13.59%

International Stock - 2006                                          1.05%    1.20% to   2.20%           16.91% to      17.63%
International Stock - 2005                                          1.45%    1.20% to   2.20%           13.99% to      14.64%
International Stock - 2004                                          1.02%    1.20% to   2.20%            9.52% to      12.21%
International Stock - 2003                                          1.20%    1.20% to   2.20%           28.43% to      29.05%
International Stock - 2002                                          1.03%    1.20% to   1.60% (A)      -19.61% to     -18.70%

Limited-Term Bond - 2006                                            3.98%    1.20% to   2.20%            2.29% to       2.86%
Limited-Term Bond - 2005                                            3.51%    1.20% to   2.20%           -0.01% to       0.50%
Limited-Term Bond - 2004                                            3.29%    1.20% to   2.20%           -2.02% to      -0.29%
Limited-Term Bond - 2003                                            3.81%    1.20% to   2.20%            2.64% to       3.03%
Limited-Term Bond - 2002                                            4.91%    1.20% to   1.60% (A)        3.68% to       4.83%

New America Growth - 2006                                           0.04%    1.20% to   2.20%            5.62% to       5.83%
New America Growth - 2005                                           0.00%    1.20% to   2.20%            2.81% to       4.20%
New America Growth - 2004                                           0.05%    1.20% to   2.20%            6.17% to       9.34%
New America Growth - 2003                                           0.00%    1.20% to   2.20%           32.89% to      33.46%
New America Growth - 2002                                           0.00%    1.20% to   1.60% (A)      -29.45% to     -28.79%



                                                                                 At December 31
                                                              -----------------------------------------------------
                                                                                  Unit Value
                                                                Units          lowest to highest        Net Assets
                                                              ----------     ---------------------     ------------
T. ROWE PRICE (CONT'D)

Personal Strategy Balanced - 2006                                574,836     $13.77   to   $ 25.95     $ 14,586,919
Personal Strategy Balanced - 2005                                747,812      12.53   to     23.51       17,272,016
Personal Strategy Balanced - 2004                              1,005,226      11.98   to     22.39       22,199,795
Personal Strategy Balanced - 2003                              1,395,466      12.75   to     20.24       27,776,987
Personal Strategy Balanced - 2002                              1,837,165       8.86   to     16.42       29,829,359

VAN KAMPEN

UIF Emerging Markets Equity - 2006                               224,585      21.75   to     27.43        4,941,931
UIF Emerging Markets Equity - 2005                               255,879      16.06   to     20.32        4,160,292
UIF Emerging Markets Equity - 2004                               265,989      12.14   to     18.34        3,278,711
UIF Emerging Markets Equity - 2003                               344,939      10.00   to     12.72        3,500,147
UIF Emerging Markets Equity - 2002                               384,272       6.65   to     10.07        2,626,878

UIF Core Plus Fixed Income - 2006                              1,646,152      11.96   to     14.33       22,962,231
UIF Core Plus Fixed Income - 2005                              1,954,107      11.74   to     13.99       26,666,741
UIF Core Plus Fixed Income - 2004                              2,228,656      11.47   to     13.59       29,617,972
UIF Core Plus Fixed Income - 2003                              2,465,269      12.71   to     13.21       31,911,573
UIF Core Plus Fixed Income - 2002                              2,202,974      10.82   to     12.78       27,780,361

UIF Technology - 2006 (Liquidated April 28,2006)                      --         --   to        --               --
UIF Technology - 2005                                             11,422       5.30   to      5.30           60,515
UIF Technology - 2004                                             10,819       5.41   to      5.41           58,533
UIF Technology - 2003                                             10,897       5.68   to      5.68           60,371
UIF Technology - 2002                                              4,198       3.89   to      5.96           16,873

                                                                            For the periods ended December 31
                                                              --------------------------------------------------------------
                                                              Investment
                                                                Income          Expense Ratio              Total Return
                                                                Ratio*       lowest to highest**       lowest to highest***
                                                              ----------     --------------------      ---------------------
T. ROWE PRICE (CONT'D)

Personal Strategy Balanced - 2006                                   2.04%    1.20% to   2.20%           9.93% to       10.38%
Personal Strategy Balanced - 2005                                   1.72%    1.20% to   2.20%           4.60% to        5.00%
Personal Strategy Balanced - 2004                                   1.95%    1.20% to   2.20%           9.68% to       11.00%
Personal Strategy Balanced - 2003                                   2.16%    1.20% to   2.20%          22.83% to       23.26%
Personal Strategy Balanced - 2002                                   2.51%    1.20% to   1.60% (A)      -9.27% to       -8.38%

VAN KAMPEN

UIF Emerging Markets Equity - 2006                                  0.71%    1.20% to   2.20%          35.02% to       35.46%
UIF Emerging Markets Equity - 2005                                  0.39%    1.20% to   2.20%          31.52% to       32.23%
UIF Emerging Markets Equity - 2004                                  0.65%    1.20% to   2.20%          19.00% to       21.43%
UIF Emerging Markets Equity - 2003                                  0.00%    1.20% to   2.20%          47.22% to       47.93%
UIF Emerging Markets Equity - 2002                                  0.00%    1.20% to   1.60% (A)     -10.38% to       -9.44%

UIF Core Plus Fixed Income - 2006                                   4.01%    1.20% to   2.20%           1.85% to        2.45%
UIF Core Plus Fixed Income - 2005                                   3.57%    1.20% to   2.20%           2.36% to        2.95%
UIF Core Plus Fixed Income - 2004                                   3.87%    1.20% to   2.20%           0.94% to        2.86%
UIF Core Plus Fixed Income - 2003                                   0.06%    1.20% to   2.20%           2.91% to        3.36%
UIF Core Plus Fixed Income - 2002                                   6.78%    1.20% to   1.60% (A)       5.63% to        6.71%

UIF Technology - 2006 (Liquidated April 28,2006)                    0.00%    1.25% to   2.20%             --  to          --
UIF Technology - 2005                                               0.00%    1.25% to   2.20%          -2.08% to       -2.08%
UIF Technology - 2004                                               0.00%    1.25% to   2.20%          -4.75% to       -4.75%
UIF Technology - 2003                                               0.00%    1.25% to   2.20%          46.02% to       46.02%
UIF Technology - 2002                                               0.00%    1.25% to   1.25% (A)     -49.68% to      -49.28%


(A) Excludes administrative charges for Ultra-Rewards and Ultra-Select in 2002 as these charges were treated as redemption of units in the computation due to system constaints.

* These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the portfolio manager, divided by the net assets. These ratios exclude those expenses that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying portfolio in which the subaccount invests.

** These ratios represent the annualized contract expenses of the Separate Account for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.

*** These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period or liquidation date. Prior to June 1, 2004, realized gains and losses on the sales of investments were computed on the basis of the identified cost of the investment sold. Subsequent to June 1, 2004, realized gains and losses on the sales of investments are determined based on the average cost of investments sold.

PART C    OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

          (a)  Financial Statements

               All required financial statements are included in Part B of this Registration Statement.

          (b)  Exhibits: The following exhibits are filed herewith:

Exhibit No.             Description of Exhibit

(1) (a) Resolution of the Board of Directors of United of Omaha Life Insurance Company establishing the Variable Account.*

(2)  Not applicable.

(3)  (a)       Principal Underwriter Agreement by and between United of Omaha
               Life Insurance Company, on its own behalf and on behalf of the Variable Account, and Mutual of Omaha Investor Services, Inc.*

     (b) Form of Broker/Dealer Supervision and Sales Agreement by and between Mutual of Omaha Investor Services, Inc. and the
                Broker/Dealer.*

(4)  (a)       Form of Policy for the SERIES V variable annuity Policy.******

     (b)       Form of Riders to the Policy.

          (1)  Systematic Transfer Enrollment Program Endorsement to the
               Policy.**

          (2)  Enhanced Death Benefit Rider.******

          (3)  Returns Benefit Rider.******

(5)            Form of Application to the Policy.*

(6)  (a)       Articles of Incorporation of United of Omaha Life Insurance
               Company.*

     (b)       Bylaws of United of Omaha Life Insurance Company.****

(7) Coinsurance Agreement between United of Omaha Life Insurance Company and Security Benefit Life Insurance Company.********

(8)  (a)  (1)  Participation Agreement among The Alger American Fund, Fred Alger
               Management, Inc. and United of Omaha Life Insurance Company.*

          (2) Amendment No. 1 to the Participation Agreement among Alger American Fund, Fred Alger Management, Inc. and United of Omaha Life Insurance Company.****

          (3) Amendment No. 2 to the Participation Agreement among The Alger American Fund, Fred Alger Management, Inc. and United of Omaha Life Insurance Company.****

          (4) Amendment No. 3 to the Participation Agreement among The Alger American Fund, Fred Alger Management, Inc. and United of Omaha Life Insurance Company.*******

          (5) Rule 22c-2 Agreement between Fred Alger & Company, Incorporated and United of Omaha Life Insurance Company.

     (b) (1) Fund Participation Agreement among United of Omaha Life Insurance Company, Insurance Management Series and Federated Securities Corp.*

          (2) Amendment No. 1 to the Participation Agreement among Federated Insurance Series, formerly Insurance Management Series, Federated Securities Corp. and United of Omaha Life Insurance Company.****

          (3) Amendment No. 2 to the Participation Agreement among Federated Insurance Series, formerly Insurance Management Series, Federated Securities Corp. and United of Omaha Life Insurance Company.****

          (4) Amendment No. 3 to the Participation Agreement among Federated Insurance Series, formerly Insurance Management Series, Federated Securities Corp. and United of Omaha Life Insurance Company.*******

          (5) Amendment No. 4 to the Participation Agreement among Federated Insurance Series, formerly Insurance Management Series, Federated Securities Corp. and United of Omaha Life Insurance Company.*******

          (6) Shareholder Information Agreement between Federated Securities Corp. and United of Omaha Life Insurance Company.

     (c) (1) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and United of Omaha Life Insurance Company.*

          (2) Amendment No. 2 to the Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and United of Omaha Life Insurance Company.****

          (3) Amendment No. 3 to the Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and United of Omaha Life Insurance Company.****

          (4) Amendment No. 4 to the Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and United of Omaha Life Insurance Company.****

          (5) Amendment No. 5 to the Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributions Corporation and United of Omaha Life Insurance Company.*****

          (6) Sixth Amendment to the Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and United of Omaha Life Insurance Company.*******

          (7) Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and United of Omaha Life Insurance Company.****

          (8) Amendment No. 1 to the Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and United of Omaha Life Insurance Company.****

          (9) Amendment No. 2 to the Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and United of Omaha Life Insurance Company.****

          (10) Amendment No. 3 to the Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and United of Omaha Life Insurance Company.*****

          (11) Fourth Amendment to the Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and United of Omaha Life Insurance Company.*******

          (12) Rule 22c-2 Shareholder Information Agreement Related to Variable Insurance Products between Fidelity Distributors Corporation and United of Omaha Life Insurance Company.

     (d) (1) Amended and Restated Participation Agreement among MFS Variable Insurance Trust, United of Omaha Life Insurance Company and Massachusetts Financial Services Company.*****

          (2) Amendment No. 1 to the Amended and Restated Participation Agreement among MFS Variable Insurance Trust, United of Omaha Life Insurance Company and Massachusetts Financial Services Company.*******

          (3) Rule 22c-2 Shareholder Information Agreement between MFS Fund Distributors, Inc. and United of Omaha Life Insurance Company.

     (e) (1) Participation Agreement among Pioneer Variable Contracts Trust, Pioneer Funds Distributor, Inc. and United of Omaha Life Insurance Company.****

          (2) Amendment No. 1 to the Participation Agreement among Pioneer Variable Contracts Trust, Pioneer Funds Distributor, Inc. and United of Omaha Life Insurance Company.****

          (3) Amendment No. 2 to the Participation Agreement among Pioneer Variable Contracts Trust, Pioneer Funds Distributor, Inc. and United of Omaha Life Insurance Company.****

          (4) Amendment No. 3 to the Participation Agreement among Pioneer Variable Contracts Trust, Pioneer Funds Distributor, Inc. and United of Omaha Life Insurance Company.*******

          (5) Amendment No. 4 to the Participation Agreement among Pioneer Variable Contracts Trust, Pioneer Funds Distributor, Inc. and United of Omaha Life Insurance Company.*******

     (f)  (1)  Participation Agreement by and between Scudder Variable
               Life Insurance Fund and United of Omaha Life Insurance Company.*

          (2) First Amendment to the Participation Agreement among United of Omaha Life Insurance Company, Companion Life Insurance Company and Scudder Variable Life Investment Fund.****

          (3) Amendment No. 2 to the Participation Agreement among United of Omaha Life Insurance Company, Companion Life Insurance Company and Scudder Variable Life Investment Fund (now known as Scudder Variable Series I.).*******

          (4) Rule 22c-2 Letter Agreement between DWS Scudder Distributors, Inc. and United of Omaha Life Insurance Company.

     (g) (1) Participation Agreement among United of Omaha Life Insurance Company, Companion Life Insurance Company, DWS Variable Series II, DWS Scudder Distributors, Inc. and Deutsche Investment Management Americas Inc.

     (h) (1) Participation Agreement among T. Rowe Price International Series, T. Rowe Price Equity Series, T. Rowe Price Fixed Income Series, T. Rowe Price Investment Services, Inc. and United of Omaha Life Insurance Company.*

          (2) Amended Schedule A effective May 31, 1995 to Participation Agreement among T. Rowe Price International Series, T. Rowe Price Equity Series, T. Rowe Price Fixed Income Series, T. Rowe Price Investment Services, Inc. and United of Omaha Life Insurance Company.****

          (3) Amended Schedule A effective May 1, 1997 to Participation Agreement among T. Rowe Price International Series, T. Rowe Price Equity Series, T. Rowe Price Fixed Income Series, T. Rowe Price Investment Services, Inc. and United of Omaha Life Insurance Company.****

          (4) Amended Schedule A effective August 6, 1999 to Participation Agreement among T. Rowe Price International Series, T. Rowe Price Equity Series, T. Rowe Price Fixed Income Series, T. Rowe Price Investment Services, Inc. and United of Omaha Life Insurance Company.****

          (5) Amended Schedule A effective November 22, 2002 to the Participation Agreement among T. Rowe Price International Series,
               T. Rowe Price Equity Series, T. Rowe Price Fixed Income Series,
               T. Rowe Price Investment Services, Inc. and United of Omaha Life Insurance Company.*******

          (6) Amendment No. 1 to the Participation Agreement among T. Rowe Price International Series, T. Rowe Price Equity Series, T. Rowe Price Fixed Income Series, T. Rowe Price Investment Services, Inc. and United of Omaha Life Insurance Company.*******

          (7) T. Rowe Price Funds Rule 22c-2 Shareholder Information Agreement among T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc. and United of Omaha Life Insurance Company.

     (i) (1) Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management, Inc., Miller Anderson & Sherrerd LLP, and United of Omaha Life Insurance Company.**

          (2) Amendment No. 1 to the Participation Agreement among United of Omaha Life Insurance Company, The Universal Institutional Funds, Inc. (formerly Morgan Stanley Universal Funds, Inc.) and Morgan Stanley Investment Management, Inc. (formerly Morgan Stanley Asset Management Inc.).*******

          (3) Amendment No. 2 to Participation Agreement among United of Omaha Life Insurance Company, The Universal Institutional Funds, Inc. (formerly Morgan Stanley Universal Funds, Inc.) and Morgan Stanley Investment Management, Inc. (formerly Morgan Stanley Asset Management Inc.).*******

          (4) The Universal Institutional Funds, Inc. Shareholder Information Agreement between Morgan Stanley Distribution, Inc. and United of Omaha Life Insurance Company.

     (j) (1) Participation Agreement among BT Insurance Funds Trust, Bankers Trust Company and United of Omaha Life Insurance Company.***

          (2) Amendment No. 1 to the Fund Participation Agreement among Deutsche Asset Management VIT Funds, formerly BT Insurance Funds Trust, Bankers Trust Company and United of Omaha Life Insurance Company.*****

     (k)       Administrative Services Agreement with Vantage Computer Systems.*

     (l)       Administrative Services Agreement between United of Omaha Life

               Insurance Company and Security Benefit Life Insurance Company.********

(9)            Opinion and Consent of Counsel.

(10) a)        Consent of Independent Auditors.

     b)        Consent of Independent Registered Public Accounting Firm.

(11)           Not applicable.

(12)           Not applicable.

(13)           Not applicable.

(14)           Powers of Attorney.*********

      * Incorporated by reference to the Registration Statement for United of Omaha Separate Account C filed on April 24, 1997 (File No. 33-89848).

     ** Incorporated by reference to the Registration Statement for United of Omaha Separate Account C filed on April 16, 1998 (File No. 33-89848).

    *** Incorporated by reference to the Registration Statement for United of Omaha Separate Account C filed on April 26, 2000 (File No. 33-89848).

   **** Incorporated by reference to the Registration Statement for United of Omaha Separate Account C filed on January 22, 2001
          (File No. 333-54112).

  ***** Incorporated by reference to the Registration Statement for United of Omaha Separate Account C filed on April 29, 2002 (File No. 333-54112).

 ****** Incorporated by reference to the Registration Statement for United of Omaha Separate Account C filed on February 28, 2003
          (File No. 33-89848).

******* Incorporated by reference to the Registration Statement for United of Omaha Separate Account C filed on February 27, 2004 (File No. 333-54112).


******** Incorporated by reference to the Registration Statement for United of Omaha Separate Account C filed on April 29, 2005 (File No. 33-89848).

********* Incorporated by reference to the Registration Statement for United of Omaha Separate Account C filed on April 28, 2006 (File No. 33-89848) and included in this filing.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Our Directors and Senior Officers are:

DIRECTORS*
Samuel L. Foggie, Sr.   Retired Banking and Finance Industry Executive
W. Gary Gates           President and CEO, Omaha Public Power District
Carol B. Hallett        Of Counsel, U.S. Chamber of Commerce
Jeffrey M. Heller       President, Electronic Data Systems Corporation
Hugh W. Hunt            Chairman, Mid America Computer Corp.
James G. McFarlane      Executive Vice President and Area Chairman,
                        Arthur J. Gallagher Insurance Brokers
Richard W. Mies         President and CEO, Hicks and Associates, Inc.
Daniel P. Neary         Chairman of the Board and CEO of our Company
Anthony J. Principi     Senior Vice President, Pfizer, Inc.

SENIOR OFFICERS*
Daniel P. Neary         Chairman of the Board and Chief Executive Officer
David A. Diamond        Executive Vice President and Chief Financial Officer
James L. Hanson         Executive Vice President (Information Services)
Michael E. Huss         Senior Vice President and Corporate Secretary
Daniel P. Martin        Executive Vice President (Group Benefit Services)
Thomas J. McCusker      Executive Vice President and General Counsel
Madeline R. Rucker      Executive Vice President (Customer Service)
Stacy A. Scholtz        Executive Vice President (Corporate Services)
Tommie D. Thompson      Executive Vice President, Treasurer and Comptroller
Michael C. Weekly       Executive Vice President (Individual Financial Services)
Richard A. Witt         Executive Vice President and Chief Investment Officer

*Business address for all directors and officers is Mutual of Omaha Plaza, Omaha, Nebraska 68175.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Name of Corporation (where organized)*                                          Type of Corporation
Mutual of Omaha Insurance Company (NE)                                          Accident & Health Insurance
   East Campus Realty, LLC (NE)                                                 Investment activities
      East Campus Development, LLC (DE)                                         Real estate development activities
   Exclusive Healthcare, Inc. (DE)                                              HMO
   KFS Corporation (NE)                                                         Holding Corporation
      KFS BD, Inc. (NE)                                                         Registered investment advisor
      KFS IA, Inc. (NE)                                                         Registered Investment advisor
   Mutual of Omaha Holdings, Inc. (NE)                                          Holding corporation
      Holdings Rowco, Inc. (NE)                                                 Inactive subsidiary
      Mutual of Omaha Investor Services, Inc. (NE)                              Registered securities broker-dealer
      Mutual of Omaha Marketing Corporation (NE)                                Markets insurance products
      Omaha Insurance Company                                                   Accident and Health Insurance


                                      C-5

Name of Corporation (where organized)*                                          Type of Corporation
   Mutual of Omaha LoanPro, L.L.C.  (NE)                                        Lending activities
   Omaha Financial Holdings, Inc. (NE)                                          Holding corporation
   Omaha Information Services Company (NE)                                      Information technology consulting
   The Omaha Indemnity Company (WI)                                             Property & casualty insurance
   United of Omaha Life Insurance Company (NE)                                  Life, H&A insurance/annuities
      Companion Life Insurance Company (NY)                                     Life insurance/annuities
      Fulcrum Growth Partners, L.L.C. (DE)                                      Investment activities
      Fulcrum Growth Partners III, L.L.C. (DE)                                  Investment activities
      Omaha Life Insurance Company (NE)                                         Life insurance
      Mutual of Omaha Structured Settlement Company, Inc. (CT)                  Structured settlements
      Mutual of Omaha Structured Settlement Company of New York, Inc. (NY)      Structured settlements
      United World Life Insurance Company (NE)                                  Accident & health and life insurance

*Subsidiaries are indicated by indentations.

ITEM 27. NUMBER OF POLICYOWNERS

         As of February 1, 2007, there were 7,388 Owners of the Policies.

ITEM 28. INDEMNIFICATION

         The Nebraska Business Corporation Act provides for permissive indemnification of officers and directors in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Nebraska Business Corporation Act also specifies procedures for determining when indemnification payments can be made.

         With respect to indemnification, Article XI of United's Articles of Incorporation provides as follows:

                  An outside director of the Company shall not be personally liable to the Company or its Stockholders for monetary damages for breach of fiduciary duty as a director, except for liability for: (i) any act or omission not in good faith which involves intentional misconduct or a knowing violation of the law; (ii) any transaction from which the outside director derived an improper direct or indirect financial benefit; (iii) paying or approving a dividend which is in violation of Nebraska law; (iv) any act or omission which violates a declaratory or injunctive order obtained by the Company or its Stockholders; and (v) any act or omission occurring prior to the effective date of the amendments to the Articles of Incorporation of the Company incorporating this ARTICLE XI.

                  For purposes of this ARTICLE XI, an outside director shall mean a member of the Board of Directors who is not an officer or a person who may control the conduct of the Company through management agreements, voting trusts, directorships in related corporations, or any other device or relationship.

                  If the Nebraska Business Corporation Act is amended after approval by the Stockholders of this ARTICLE XI to authorize corporate action further eliminating or limiting the personal liability of directors, then the liability of a director of the Company shall be eliminated or limited to the fullest extent permitted by the Nebraska Business Corporation Act as so amended.

                  Any repeal or modification of the foregoing ARTICLE XI by the Stockholders of the Company shall not adversely affect any right or protection of a director of the Company existing at the time of such repeal or modification.

         With respect to indemnification, Article XII of United's Articles of Incorporation provides as follows:

                  To the fullest extent permitted by law, the Corporation shall indemnify any person, who was or is a party or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal, by reason of the fact that such person is or was a director of the Corporation, or is or was serving at the request of the Corporation as a director, officer, partner, member, trustee, employee or agent of another domestic or foreign corporation, partnership, limited liability company, joint venture, trust, employee benefit plan or other entity, against expenses including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding; PROVIDED HOWEVER, that this indemnity shall not protect a director against liability for (i) receipt of a financial benefit to which he or she is not entitled, (ii) an intentional infliction of harm on the corporation or its members,
         (iii) a violation of section 21-2096 of the Nebraska Business Corporation Act, or (iv) an intentional violation of criminal law; and PROVIDED FURTHER HOWEVER, that this indemnity shall not protect a director against liability in connection with a proceeding by or in the right of the Corporation, except for reasonable expenses incurred in connection with the proceeding if it is determined that such person has met the relevant standard of conduct in section 21-20,103 of the Nebraska Business Corporation Act.

                  To the fullest extent permitted by law, before final disposition of an action, suit, or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal, the Corporation shall advance funds to pay for or reimburse the reasonable expenses incurred by a director of the Corporation, who is a party to such action, suit or proceeding because he or she is a director of the Corporation or is or was serving at the request of the Corporation as a director, officer, partner, member, trustee, employee or agent of another foreign or domestic corporation, partnership, limited liability company, joint venture, employee benefit plan or other entity if he or she delivers to the Corporation: (a) a written affirmation of his or her good faith belief that he or she has met the relevant standard of conduct or that the proceeding involves conduct for which liability has been eliminated under a provision of these Articles of Incorporation as authorized by the Nebraska Business Corporation Act; and (b) his or her written undertaking to repay any funds advanced if he or she is not entitled to mandatory indemnification under section 21-20,104 of the Nebraska Business Corporation Act and it is ultimately determined under section 21-20,106 or section 20,107 of the Nebraska Business Corporation Act that he or she has not met the relevant standard of conduct described in section 21-20,103 of the Nebraska Business Corporation Act. This undertaking shall be an unlimited general obligation of the director and shall not be required to be secured. It may be accepted without reference to the financial ability of the director to make repayment.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of United of Omaha Life Insurance Company pursuant to the foregoing provisions, or otherwise, United has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by United of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, United will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

         (a) In addition to Registrant, Mutual of Omaha Investor Services, Inc. is the principal underwriter for policies offered by United of Omaha Life Insurance Company through United of Omaha Separate Account B and offered by Companion Life Insurance Company through Companion Life Separate Account B and Companion Life Separate Account C.

         (b) The directors and principal officers of Mutual of Omaha Investor Services, Inc. (principal address: Mutual of Omaha Plaza, Omaha, Nebraska 68175) are as follows:

              NAME                TITLE
              Richard A. Witt     Director
              Michael E. Huss     Vice President and Secretary
              William J. Bluvas   President and Treasurer
              Michael A. Larkin   Vice President and Chief Securities Compliance
                                  Officer
              Amy J. Owens        Vice President, Assistant Secretary and
                                  Assistant Treasurer

         (c) Mutual of Omaha Investor Services, Inc. is the principal underwriter of the Policies. Commissions payable to a broker-dealer may be up to 7.5% of purchase payments. For the fiscal year ended December 31, 2006, United paid $156,211 in total compensation to MOIS; of this amount MOIS retained $61,440 as concessions for its services as principal underwriter and for distribution concessions, with the remaining amount paid to other broker-dealers.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by United at Mutual of Omaha Plaza, Omaha, Nebraska 68175.

ITEM 31. MANAGEMENT SERVICES.

         All management policies are discussed in Part A or Part B of this registration statement.

ITEM 32. UNDERTAKINGS

         (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as purchase payments under the Policy may be accepted.

         (b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

         (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request to United at the address or phone number listed in the Prospectus.

         (d) United of Omaha Life Insurance Company represents that the fees and charges under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by United of Omaha Life Insurance Company.

SECTION 403(B) REPRESENTATIONS
         United represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

STATEMENT PURSUANT TO RULE 6C-7:  TEXAS OPTIONAL RETIREMENT PROGRAM
         United and the Variable Account rely on 17 C.F.R. ss. 270.6c-7, and represent that the provisions of that Rule have been or will be complied with.

                                                 SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, United of Omaha Life Insurance Company and United of Omaha Separate Account C certify that this Amendment meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and that they have caused this Post-Effective Amendment No. 19 to the Registration Statement on Form N-4 to be signed on their behalf, in the City of Omaha and State of Nebraska, on April 27, 2007.


                                          UNITED OF OMAHA SEPARATE ACCOUNT C
                                          Registrant

                                          UNITED OF OMAHA LIFE INSURANCE COMPANY
                                          Depositor

                                          By: /s/ Thomas J. McCusker
                                              -----------------------------
                                              Thomas J. McCusker


         As required by the Securities Act of 1933, this Post-Effective Amendment No. 19 to the Registration Statement on Form N-4 has been signed by the following persons on April 27, 2007 in the capacities and on the dates indicated.

Signatures                                       Title                                  Date
By______________________*     Chairman of the Board and Chief Executive Officer         4/27/07
      Daniel P. Neary
By______________________*     Chief Financial Officer (Principal Financial Officer)     4/27/07
      David A. Diamond
By______________________*     Treasurer and Comptroller (Principal Accounting Officer)  4/27/07
      Tommie Thompson
By______________________*     Director                                                  4/27/07
   Samuel L. Foggie, Sr.
By______________________*     Director                                                  4/27/07
       W. Gary Gates
By______________________*     Director                                                  4/27/07
      Carol B. Hallett
By______________________*     Director                                                  4/27/07
     Jeffrey M. Heller
By______________________*     Director                                                  4/27/07
        Hugh W. Hunt
By______________________*     Director                                                  4/27/07
     James G. McFarlane
By______________________*     Director                                                  4/27/07
      Richard W. Mies
By______________________*     Director                                                  4/27/07
      Daniel P. Neary
By______________________*     Director                                                  4/27/07
    Anthony J. Principi

*Signed by Thomas J. McCusker under Powers of Attorney effective January 1, 2001, January 1, 2002, June 1, 2003, April 1, 2004, January 1, 2005, May 18,
2005, March 15, 2006 and March 9, 2007.